     As filed with the Securities and Exchange Commission on April 24, 2003


                                               1933 Act Registration No. 2-57526
                                              1940 Act Registration No. 811-2699

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                           ---

         Pre-Effective Amendment No.
                                     -----                                 ---


         Post-Effective Amendment No. 53                                    X
                                                                           ---


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                           ---


         Amendment No. 49


                        (Check appropriate box or boxes.)

                                AIM GROWTH SERIES
                                -----------------
               (Exact name of Registrant as Specified in Charter)

                 11 Greenway Plaza, Suite 100, Houston, TX 77046
                 -----------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (713) 626-1919
                                                           --------------

                                    Copy to:

P. Michelle Grace, Esq.                 Martha J. Hays, Esq.
A I M Advisors, Inc.                    Ballard Spahr Andrews & Ingersoll LLP
11 Greenway Plaza, Suite 100            1735 Market Street, 51st Floor
Houston, Texas 77046                    Philadelphia, Pennsylvania  19103-7599
(Name and Address of Agent for Service)



 Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.


It is proposed that this filing will become effective (check appropriate box):

     immediately upon filing pursuant to paragraph (b)
---


 X   on April 30, 2003 pursuant to paragraph (b)
---


     60 days after filing pursuant to paragraph (a)(1)
---

     on (date) pursuant to paragraph (a)(1)
---

     75 days after filing pursuant to paragraph (a)(2)
---

     on (date) pursuant to paragraph (a)(2)
---

If appropriate, check the following box:


     This post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

                     AIM BASIC VALUE FUND


                     May 1, 2003





                     Prospectus

                     AIM Basic Value Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--             --Servicemark--

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.


    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   15.12%
1997...................................................................   27.23%
1998...................................................................    7.02%
1999...................................................................   32.04%
2000...................................................................   20.25%
2001...................................................................    0.13%
2002...................................................................  -23.14%




    The Class A shares' year-to-date total return as of March 31, 2003 was -6.31%.



    During the periods shown in the bar chart, the highest quarterly return was 21.10% (quarter ended June 30, 1999) and the lowest quarterly return was -20.82% (quarter ended September 30, 2002).

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.



AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------
(for the periods ended                                 SINCE         INCEPTION
December 31, 2002)              1 YEAR     5 YEARS    INCEPTION        DATE
------------------------------------------------------------------------------
Class A                                                              10/18/95
  Return Before Taxes            (27.37)%    4.33%       10.25%
  Return After Taxes on
    Distributions                (27.37)     4.11         9.62
  Return After Taxes on
    Distributions and Sale of
    Fund Shares                  (16.81)     3.42         8.27
Class B                                                              10/18/95
  Return Before Taxes            (27.45)     4.49        10.41
Class C                                                              05/03/99
  Return Before Taxes            (24.39)       --         0.13
Class R(1)                                                           10/18/95(1)
  Return Before Taxes            (23.25)     5.35        10.96
------------------------------------------------------------------------------
S&P 500(2)                       (22.09)    (0.58)        7.64(6)    10/31/95(6)
Russell 1000--Registered
  Trademark-- Index(3)           (21.65)    (0.58)        7.47(6)    10/31/95(6)
Russell 1000--Registered
  Trademark-- Value Index(4)     (15.52)     1.16         9.18(6)    10/31/95(6)
Lipper Large-Cap Value Fund
  Index(5)                       (19.68)    (0.39)        6.94(6)    10/31/95(6)
------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.



(1) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 1000--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(3) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(4) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with the lower price-to-book ratios and lower forecasted growth values.


(5) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.


(6) The average annual total return given is since the date closest to the inception date of the classes with the longest performance history.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)   5.00%     1.00%       None(3)
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.67%     0.67%     0.67%     0.67%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.31      0.31      0.31      0.31

Total Annual Fund
Operating Expenses                          1.33      1.98      1.98      1.48
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.




(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $678     $948     $1,239     $2,063
Class B                                      701      921      1,268      2,139
Class C                                      301      621      1,068      2,306
Class R                                      151      468        808      1,768
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $678     $948     $1,239     $2,063
Class B                                      201      621      1,068      2,139
Class C                                      201      621      1,068      2,306
Class R                                      151      468        808      1,768
--------------------------------------------------------------------------------

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2002, the advisor received compensation of 0.67% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager for Van Kampen American Capital Asset Management, Inc.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte & Touche.


- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.


- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager with Luther King Capital Management.



    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Basic Value Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                 2002             2001            2000       1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    28.44       $    28.41       $  23.84    $ 18.13       $17.25
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)        (0.02)(a)       0.06       0.05(a)      0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.54)            0.06           4.74       5.75         1.16
================================================================================================================================
    Total from investment operations                               (6.58)            0.04           4.80       5.80         1.20
================================================================================================================================
Less distributions:
  Dividends from net investment income                              0.00             0.00          (0.03)      0.00         0.00
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             0.00            (0.01)         (0.20)     (0.09)       (0.32)
================================================================================================================================
    Total distributions                                             0.00            (0.01)         (0.23)     (0.09)       (0.32)
================================================================================================================================
Net asset value, end of period                                $    21.86       $    28.44       $  28.41    $ 23.84       $18.13
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (23.14)%           0.16%         20.20%     32.04%        7.02%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534,964       $2,066,536       $448,668    $70,791       $9,074
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.33%(c)         1.30%          1.32%      1.69%        1.74%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.33%(c)         1.30%          1.32%      1.71%        2.11%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.17)%(c)       (0.05)%         0.49%      0.23%        0.25%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               30%              20%            56%        63%         148%
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $2,508,345,697.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                 2002             2001            2000       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    27.38       $    27.54       $  23.23    $ 17.79       $ 17.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.20)(a)        (0.19)(a)      (0.02)     (0.09)(a)     (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.27)            0.04           4.53       5.62          1.15
=================================================================================================================================
    Total from investment operations                               (6.47)           (0.15)          4.51       5.53          1.07
=================================================================================================================================
Less distributions from net realized gains                          0.00            (0.01)         (0.20)     (0.09)        (0.32)
=================================================================================================================================
Net asset value, end of period                                $    20.91       $    27.38       $  27.54    $ 23.23       $ 17.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (23.63)%          (0.53)%        19.47%     31.13%         6.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,498,499       $1,538,292       $241,157    $55,785       $17,406
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.98%(c)         1.95%          1.97%      2.34%         2.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.98%(c)         1.95%          1.97%      2.36%         2.76%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.82)%(c)       (0.70)%        (0.16)%    (0.42)%       (0.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               30%              20%            56%        63%          148%
_________________________________________________________________________________________________________________________________
=================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.


(c) Ratios are based on average daily net assets of $1,660,883,829.



                                                                                         CLASS C
                                                                ----------------------------------------------------------
                                                                                                              MAY 3, 1999
                                                                                                              (DATE SALES
                                                                       YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                                --------------------------------------       DECEMBER 31,
                                                                  2002           2001           2000             1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  27.38       $  27.54       $  23.23          $21.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.20)(a)      (0.19)(a)      (0.02)          (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.27)          0.04           4.53            2.31
==========================================================================================================================
    Total from investment operations                               (6.47)         (0.15)          4.51            2.25
==========================================================================================================================
  Less distributions from net realized gains                        0.00          (0.01)         (0.20)          (0.09)
==========================================================================================================================
Net asset value, end of period                                  $  20.91       $  27.38       $  27.54          $23.23
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                   (23.63)%        (0.53)%        19.47%          10.72%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $518,575       $566,627       $193,863          $7,669
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.98%(c)       1.95%          1.97%           2.34%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.98%(c)       1.95%          1.97%           2.36%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.82)%(c)     (0.70)%        (0.16)%         (0.42)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                               30%            20%            56%             63%
__________________________________________________________________________________________________________________________
==========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $588,489,280.


(d) Annualized.

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                              DECEMBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 27.54
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.05)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (5.65)
===========================================================================
    Total from investment operations                               (5.70)
===========================================================================
Net asset value, end of period                                   $ 21.84
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (20.70)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 1,421
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             1.54%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.37)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               30%
___________________________________________________________________________
===========================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $569,759.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                              --------------------
                              AIM BASIC VALUE FUND
                              --------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM BASIC VALUE FUND
 SEC 1940 Act file number: 811-2699
------------------------------------

AIMinvestments.com               BVA-PRO-1

                     AIM MID CAP CORE EQUITY FUND


                     May 1, 2003





                     Prospectus

                     AIM Mid Cap Core Equity Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--             --Servicemark--

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark-- Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.


    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments. The fund may invest up to 25% of its total assets in foreign securities. For risk management or cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially change.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    A larger position in cash or cash equivalents could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity, and the potential lack of strict financial and accounting controls and standards.

    To the extent the fund holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                                                            ANNUAL
YEAR ENDED                                                                                                   TOTAL
DECEMBER 31                                                                                                 RETURNS
-----------                                                                                                 -------
1993......................................................................................................   8.34%
1994......................................................................................................  15.69%
1995......................................................................................................  23.23%
1996......................................................................................................  15.65%
1997......................................................................................................  14.05%
1998......................................................................................................  -4.71%
1999......................................................................................................  37.13%
2000......................................................................................................  18.81%
2001......................................................................................................   0.52%
2002......................................................................................................  -11.09%




    The Class A shares' year-to-date total return as of March 31, 2003 was -4.53%.


    During the periods shown in the bar chart, the highest quarterly return was 28.40% (quarter ended December 31, 1999) and the lowest quarterly return was -25.00% (quarter ended September 30, 1998).

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.



AVERAGE ANNUAL TOTAL RETURNS
-------------------------------------------------------------------------------------------------------------------
(for the periods ended                                                                   SINCE           INCEPTION
December 31, 2002)                           1 YEAR        5 YEARS       10 YEARS       INCEPTION(1)       DATE
-------------------------------------------------------------------------------------------------------------------
Class A                                                                                                  06/09/87
  Return Before Taxes                         (15.99)%       5.57%         10.32%             --
  Return After Taxes on Distributions         (16.00)        3.46           7.34              --
  Return After Taxes on Distributions
    and Sale of Fund Shares                    (9.80)        3.65           7.11              --
Class B                                                                                                  04/01/93
  Return Before Taxes                         (16.10)        5.75             --           11.49
Class C                                                                                                  05/03/99
  Return Before Taxes                         (12.58)          --             --            8.60
Class R(2)                                                                                               06/09/87(2)
  Return Before Taxes                         (11.14)        6.63          10.79              --
-------------------------------------------------------------------------------------------------------------------
S&P 500(3)                                    (22.09)       (0.58)          9.34              --               --
Russell Midcap--Registered Trademark--
  Index(4)                                    (16.19)        2.19           9.92              --               --
Lipper Mid-Cap Core Fund Index(5)             (17.37)        2.90           9.28              --               --
-------------------------------------------------------------------------------------------------------------------



After tax-returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.



(1)Since Inception performance is only provided for a class with less than ten calendar years of performance.


(2)The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(3)The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell Midcap--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(4)The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies in the Russell 1000--Registered Trademark-- Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.


(5)The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
-----------------------------------------------------------------------------------
(fees paid directly from
your investment)                           CLASS A      CLASS B   CLASS C   CLASS R
-----------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                             5.50%        None      None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                          None(1,2)   5.00%     1.00%      None(3)
-----------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.70%     0.70%     0.70%     0.70%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses                              0.38      0.38      0.38      0.38

Total Annual Fund
Operating Expenses                          1.43      2.08      2.08      1.58
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2)Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $688     $978     $1,289     $2,169
Class B                                      711      952      1,319      2,244
Class C                                      311      652      1,119      2,410
Class R                                      161      499        860      1,878
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $688     $978     $1,289     $2,169
Class B                                      211      652      1,119      2,244
Class C                                      211      652      1,119      2,410
Class R                                      161      499        860      1,878
--------------------------------------------------------------------------------

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2002, the advisor received compensation of 0.70% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the management of the fund's portfolio are

- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.


- David W. Pointer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student.



    They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Core Equity Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.





                                                                      CLASS A
                                     --------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------------------
                                        2002             2001            2000            1999            1998
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $    23.85        $  24.04        $  23.48        $  18.97        $  21.01
---------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)            (0.09)(a)       (0.05)(a)        0.10(a)        (0.01)(a)       (0.24)(a)
---------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities
    (both realized and unrealized)        (2.56)           0.18            4.10            6.88           (0.81)
===============================================================================================================
    Total from investment
      operations                          (2.65)           0.13            4.20            6.87           (1.05)
===============================================================================================================
Less distributions:
  Dividends from net investment
    income                                   --           (0.02)             --              --              --
---------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gains                                 (0.03)          (0.30)          (3.64)          (2.36)          (0.99)
===============================================================================================================
    Total distributions                   (0.03)          (0.32)          (3.64)          (2.36)          (0.99)
===============================================================================================================
Net asset value, end of period       $    21.17        $  23.85        $  24.04        $  23.48        $  18.97
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(b)                          (11.13)%          0.56%          18.76%          37.13%          (4.71)%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $1,072,673        $490,118        $259,803        $178,550        $180,258
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net
  assets                                   1.43%(c)        1.39%           1.37%           1.46%           1.56%(d)
===============================================================================================================
Ratio of net investment income
  (loss) to average net assets            (0.40)%(c)      (0.22)%          0.38%          (0.07)%         (1.09)%
_______________________________________________________________________________________________________________
===============================================================================================================
Portfolio turnover rate                      38%             68%             72%             90%            168%
_______________________________________________________________________________________________________________
===============================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average daily net assets of $810,880,938.


(d) Ratio includes waiver and expense reductions. Ratio of expense to average net assets excluding waiver and expense reduction was 1.57%.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------





                                                                CLASS B
                                ------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31,
                                ------------------------------------------------------------------------
                                  2002            2001            2000            1999            1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $  22.03        $  22.36        $  22.21        $  18.16        $  20.31
--------------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income (loss)     (0.22)(a)       (0.19)(a)       (0.07)(a)       (0.14)(a)       (0.38)(a)
--------------------------------------------------------------------------------------------------------
  Net gains (losses) on
    securities (both realized
    and unrealized)                (2.35)           0.16            3.86            6.55           (0.78)
========================================================================================================
    Total from investment
      operations                   (2.57)          (0.03)           3.79            6.41           (1.16)
========================================================================================================
Less distributions from net
  realized gains                   (0.03)          (0.30)          (3.64)          (2.36)          (0.99)
========================================================================================================
Net asset value, end of period  $  19.43        $  22.03        $  22.36        $  22.21        $  18.16
________________________________________________________________________________________________________
========================================================================================================
Total return(b)                   (11.69)%         (0.10)%         17.98%          36.25%          (5.41)%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $500,166        $333,783        $210,608        $151,392        $165,447
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average
  net assets                        2.08%(c)        2.05%           2.02%           2.11%           2.21%(d)
========================================================================================================
Ratio of net investment income
  (loss) to average net assets     (1.05)%(c)      (0.87)%         (0.27)%         (0.72)%         (1.74)%
________________________________________________________________________________________________________
========================================================================================================
Portfolio turnover rate               38%             68%             72%             90%            168%
________________________________________________________________________________________________________
========================================================================================================



(a)  Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.


(c)  Ratios are based on average daily net assets of $450,650,215.


(d) Ratio includes waiver and expense reductions. Ratio of expense to average net assets excluding waiver and expense reduction was 2.22%.

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                     CLASS C
                                                           -----------------------------------------------------------
                                                                                                          MAY 3, 1999
                                                                                                          (DATE SALES
                                                                  YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                           --------------------------------------        DECEMBER 31,
                                                             2002           2001           2000              1999
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  22.00        $ 22.33        $ 22.19           $19.02
----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                (0.22)(a)      (0.19)(a)      (0.07)(a)        (0.10)(a)
----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               (2.34)          0.16           3.85             5.63
======================================================================================================================
    Total from investment operations                          (2.56)         (0.03)          3.78             5.53
======================================================================================================================
Less distributions from net realized gains                    (0.03)         (0.30)         (3.64)           (2.36)
======================================================================================================================
Net asset value, end of period                             $  19.41        $ 22.00        $ 22.33           $22.19
______________________________________________________________________________________________________________________
======================================================================================================================
Total return(b)                                              (11.66)%        (0.10)%        17.95%           29.98%
______________________________________________________________________________________________________________________
======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                   $161,487        $68,085        $19,466           $1,564
______________________________________________________________________________________________________________________
======================================================================================================================
Ratio of expenses to average net assets                        2.08%(c)       2.05%          2.02%            2.11%(d)
======================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                      (1.05)%(c)     (0.87)%        (0.27)%          (0.72)%(d)
______________________________________________________________________________________________________________________
======================================================================================================================
Portfolio turnover rate                                          38%            68%            72%              90%
______________________________________________________________________________________________________________________
======================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $122,458,622.


(d) Annualized.



                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                              DECEMBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 24.54
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.07)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.26)
===========================================================================
    Total from investment operations                               (3.33)
===========================================================================
Less distributions from net realized gains                         (0.03)
===========================================================================
Net asset value, end of period                                   $ 21.18
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (13.59)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 2,786
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             1.58%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.55)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               38%
___________________________________________________________________________
===========================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $840,074.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                          ----------------------------
                          AIM MID CAP CORE EQUITY FUND
                          ----------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM MID CAP CORE EQUITY FUND
 SEC 1940 Act file number: 811-2699
------------------------------------

AIMinvestments.com               MCCE-PRO-1

                     AIM SMALL CAP GROWTH FUND


                     May 1, 2003





                     Prospectus

                     AIM Small Cap Growth Fund seeks to provide long-term growth of capital.

                     --------------------------------------------------------

                     This prospectus contains important information about the Class A, B, C and R shares of the fund. Please read it before investing and keep it for future reference.

                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                     An investment in the fund:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.

                     As of the end of business on March 18, 2002, this fund was closed to new investors.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--             --Servicemark--

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------
PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------
PERFORMANCE INFORMATION                              2
------------------------------------------------------
Annual Total Returns                                 2

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------
Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------
The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------
Sales Charges                                        5

Dividends and Distributions                          5

Fund Closure                                         5

FINANCIAL HIGHLIGHTS                                 7
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-8

Pricing of Shares                                  A-9

Taxes                                             A-10

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------



The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.


    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investment may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.



    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000--Registered Trademark-- Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.


    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


    In anticipation of or in response to adverse market or other conditions or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.


PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the portfolio to sell securities at a desirable price.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   13.81%
1997...................................................................   16.22%
1998...................................................................   23.15%
1999...................................................................   90.64%
2000...................................................................   -0.74%
2001...................................................................  -13.79%
2002...................................................................  -28.01%




    The Class A shares' year-to-date total return as of March 31, 2003 was -4.06%.


    During the periods shown in the bar chart, the highest quarterly return was 38.10% (quarter ended December 31, 1999) and the lowest quarterly return was -24.41% (quarter ended September 30, 2001).

(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in initial public offerings (IPOs). These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

PERFORMANCE INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

PERFORMANCE TABLE(1)


The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads. The indices do not reflect payments of fees, expenses or taxes.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                     5           SINCE         INCEPTION
December 31, 2002)        1 YEAR         YEARS         INCEPTION       DATE
--------------------------------------------------------------------------------
Class A                                                               10/18/95
  Return Before Taxes      (31.96)%       6.45%         9.04%
  Return After Taxes
     on Distributions      (31.96)        5.65          7.95
  Return After Taxes
     on Distributions
     and Sale of Fund
     Shares                (19.62)        5.04          7.05
Class B                                                               10/18/95
  Return Before Taxes      (32.15)        6.57          9.14
Class C                                                               05/03/99
  Return Before Taxes      (29.28)          --         (0.08)
Class R(2)                                                            10/18/95(2)
  Return Before Taxes      (28.21)        7.47          9.73
--------------------------------------------------------------------------------
S&P 500(3)                 (22.09)       (0.58)         7.64(7)       10/31/95(7)
Russell
  2000--Registered
  Trademark-- Index(4)     (20.48)       (1.36)         5.05(7)       10/31/95(7)
Russell
  2000--Registered
  Trademark-- Growth
  Index(5)                 (30.26)       (6.59)        (0.66)(7)      10/31/95(7)
Lipper Small-Cap
  Growth Fund Index(6)     (27.63)       (1.22)         3.74(7)       10/31/95(7)
--------------------------------------------------------------------------------



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for Class B, C and R shares will vary.



(1) A significant portion of the fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.


(2) The returns shown for these periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Class R shares is June 3, 2002.


(3) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund has elected to use the Standard & Poor's 500 Index as its broad-based index rather than the Russell 2000--Registered Trademark-- Index because the Standard & Poor's 500 Index is a more widely recognized gauge of U.S. stock market performance. The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(4) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(5) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.


(6) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 Billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.


(7) The average annual total return given is since the date closest to the inception date of the classes with the longest performance history.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.


SHAREHOLDER FEES
--------------------------------------------------------------------------------
(fees paid directly from
your investment)                      CLASS A    CLASS B    CLASS C    CLASS R
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                         5.50%      None       None       None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds,
whichever is less)                      None(1,2)  5.00%     1.00%       None(3)
--------------------------------------------------------------------------------



ANNUAL FUND OPERATING EXPENSES(4)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                          CLASS A   CLASS B   CLASS C   CLASS R
--------------------------------------------------------------------------------
Management Fees                             0.71%     0.71%     0.71%     0.71%

Distribution and/or
Service (12b-1) Fees                        0.35      1.00      1.00      0.50

Other Expenses(5)                           0.37      0.37      0.37      0.37

Total Annual Fund
Operating Expenses(6)                       1.43      2.08      2.08      1.58
--------------------------------------------------------------------------------



(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.


(2) Effective November 1, 2002, if you are a retirement plan participant and you bought $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.


(4) There is no guarantee that actual expenses will be the same as those shown in the table.


(5) Other Expenses for Class R shares are based on estimated average net assets for the current fiscal year.


(6) The distributor has agreed to limit Class A shares Rule 12b-1 distribution plan payments to 0.25% during the periods the fund is closed to new investors. Total Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.33%. This agreement may be terminated or modified at any time.


You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $688     $978     $1,289     $2,169
Class B                                      711      952      1,319      2,244
Class C                                      311      652      1,119      2,410
Class R                                      161      499        860      1,878
--------------------------------------------------------------------------------


You would pay the following expenses if you did not redeem your shares:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $688     $978     $1,289     $2,169
Class B                                      211      652      1,119      2,244
Class C                                      211      652      1,119      2,410
Class R                                      161      499        860      1,878
--------------------------------------------------------------------------------

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the investment advisor. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2002, the advisor received compensation of 0.71% of average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual member(s) of the team who is primarily responsible for the management of the fund's portfolio is


- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.


He is assisted by the Mid Cap Growth and Small Cap Growth Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Growth Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "CATEGORY I Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Certain purchases of Class A shares at net asset value may be subject to the contingent deferred sales charge listed in that section. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section. Certain purchases of Class R shares may be subject to the contingent deferred sales charge listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on the close of business on March 18, 2002. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

    The following types of investors may continue to invest in the fund if they were invested in the fund on March 18, 2002 and remain invested in the fund after that date:

    (i) Existing shareholders of the fund;

    (ii) Existing shareholders of the fund who open other accounts in their name;

    (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Future investments in the fund made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

OTHER INFORMATION (CONTINUED)
--------------------------------------------------------------------------------


    The following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

    During this closed period, the fund may impose different standards for additional investments. Also, during this closed period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B, Class C and Class R shares will not be reduced during this closed period.

    The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the fund's annual report which is available upon request.


    A significant portion of the fund's returns was attributable to its investments in IPOs during certain fiscal years prior to 2001, including the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



                                                                                            CLASS A
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                  2002           2001           2000        1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  25.67       $  29.81       $  31.87    $  17.03       $ 14.27
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.19)(a)      (0.18)(a)      (0.13)      (0.09)(a)     (0.19)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (7.01)         (3.93)         (0.12)      15.47          3.45
================================================================================================================================
    Total from investment operations                               (7.20)         (4.11)         (0.25)      15.38          3.26
================================================================================================================================
Less distributions from net realized gains (losses)                   --          (0.03)         (1.81)      (0.54)        (0.50)
================================================================================================================================
Net asset value, end of period                                  $  18.47       $  25.67       $  29.81    $  31.87       $ 17.03
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (28.05)%       (13.79)%        (0.74)%     90.64%        23.15%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $790,700       $679,104       $566,458    $428,378       $24,737
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.35%(c)       1.31%          1.13%       1.54%         1.76%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.43%(c)       1.39%          1.23%       1.54%         2.20%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.91)%(c)     (0.70)%        (0.40)%     (0.38)%       (1.29)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               22%            37%            62%         56%          190%
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.


(c) Ratios are based on average net assets of $763,169,831.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                            CLASS B
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                  2002           2001           2000        1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  24.48       $  28.64       $  30.92    $  16.64       $ 14.06
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.33)(a)      (0.35)(a)      (0.40)      (0.24)(a)     (0.29)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.66)         (3.78)         (0.07)      15.06          3.37
================================================================================================================================
    Total from investment operations                               (6.99)         (4.13)         (0.47)      14.82          3.08
================================================================================================================================
Less distributions from net realized gains (losses)                   --          (0.03)         (1.81)      (0.54)        (0.50)
================================================================================================================================
Net asset value, end of period                                  $  17.49       $  24.48       $  28.64    $  30.92       $ 16.64
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (28.55)%       (14.42)%        (1.48)%     89.40%        22.22%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $152,577       $212,958       $231,293    $240,150       $26,448
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.08%(c)       2.03%          1.88%       2.19%         2.40%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.08%(c)       2.04%          1.88%       2.19%         2.85%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (1.64)%(c)     (1.43)%        (1.15)%     (1.03)%       (1.96)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               22%            37%            62%         56%          190%
________________________________________________________________________________________________________________________________
================================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.


(c) Ratios are based on average daily net assets of $194,477,505.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                       CLASS C
                                                              ----------------------------------------------------------
                                                                                                            MAY 3, 1999
                                                                                                            (DATE SALES
                                                                     YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                              -------------------------------------        DECEMBER 31,
                                                               2002           2001           2000              1999
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $ 24.47        $ 28.63        $ 30.91           $ 19.03
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                  (0.33)(a)      (0.35)(a)      (0.39)            (0.17)(a)
------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 (6.66)         (3.78)         (0.08)            12.59
========================================================================================================================
    Total from investment operations                            (6.99)         (4.13)         (0.47)            12.42
========================================================================================================================
Less distributions from net realized gains                         --          (0.03)         (1.81)            (0.54)
========================================================================================================================
Net asset value, end of period                                $ 17.48        $ 24.47        $ 28.63           $ 30.91
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                (28.57)%       (14.43)%        (1.48)%           65.56%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $41,693        $46,833        $41,738           $40,530
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                               2.08%(c)       2.03%          1.88%             2.19%(d)
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                            2.08%(c)       2.04%          1.88%             2.19%(d)
========================================================================================================================
Ratio of net investment income (loss) to average net assets     (1.64)%(c)     (1.43)%        (1.15)%           (1.03)%(d)
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                            22%            37%            62%               56%
________________________________________________________________________________________________________________________
========================================================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c) Ratios are based on average daily net assets of $51,698,285.


(d) Annualized.

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                       CLASS R
                                                                ----------------------
                                                                     JUNE 3, 2002
                                                                (DATE SALES COMMENCED)
                                                                   TO DECEMBER 31,
                                                                         2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 22.64
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.13)(a)
======================================================================================
  Net losses on securities (both realized and unrealized)                (4.07)
======================================================================================
    Total from investment operations                                     (4.20)
======================================================================================
Net asset value, end of period                                         $ 18.44
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (18.55)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $ 1,301
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        1.61%(c)
--------------------------------------------------------------------------------------
  Without fee waivers                                                     1.61%(c)
======================================================================================
Ratio of net investment income (loss) to average net assets              (1.17)%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     22%
______________________________________________________________________________________
======================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $407,028.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below.

CLASS A(1)            CLASS A3              CLASS B               CLASS C               CLASS R
------------------------------------------------------------------------------------------------------------
- Initial sales       - No initial sales    - No initial sales    - No initial sales    - No initial sales
  charge                charge                charge                charge                charge

- Reduced or waived   - No contingent       - Contingent          - Contingent          - Generally, no
  initial sales         deferred sales        deferred sales        deferred sales        contingent
  charge for certain    charge                charge on             charge on             deferred sales
  purchases(2,3)                              redemptions within    redemptions within    charge(2)
                                              six years             one year(5)

- Generally, lower    - 12b-1 fee of 0.35%  - 12b-1 fee of 1.00%  - 12b-1 fee of 1.00%  - 12b-1 fee of 0.50%
  distribution and
  service (12b-1)
  fee than Class B,
  Class C or Class R
  shares (See "Fee
  Table and Expense
  Example")

                      - Does not convert    - Converts to Class   - Does not convert    - Does not convert
                        to Class A shares     A shares at the       to Class A shares     to Class A shares
                                              end of the month
                                              which is eight
                                              years after the
                                              date on which
                                              shares were
                                              purchased along
                                              with a pro rata
                                              portion of its
                                              reinvested
                                              dividends and
                                              distributions(4)

- Generally more      - Generally more      - Purchase orders     - Generally more      - Generally, only
  appropriate for       appropriate for       limited to amounts    appropriate for       available to the
  long-term             short-term            less than $250,000    short-term            following types of
  investors             investors                                   investors             retirement plans:
                                                                                          (i) all section
                                                                                          401 and 457 plans,
                                                                                          (ii) section 403
                                                                                          plans sponsored by
                                                                                          section 501(c)(3)
                                                                                          organizations, and
                                                                                          (iii) IRA
                                                                                          rollovers from
                                                                                          such plans if an
                                                                                          AIM Fund was
                                                                                          offered
------------------------------------------------------------------------------------------------------------


Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

(1) As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors.

(2) A contingent deferred sales charge may apply in some cases.

(3) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

(4) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

    AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

(5) A contingent deferred sales charge (CDSC) does not apply to redemption of Class C shares of AIM Short Term Bond Fund unless you exchange Class C shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund.
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund with respect to its Class A shares) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES
The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
---------------------------------------------------------------
                                            INVESTOR'S
                                           SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                   AS A % OF      AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
               Less than $   25,000      5.50%          5.82%
  $ 25,000 but less than $   50,000      5.25           5.54
  $ 50,000 but less than $  100,000      4.75           4.99
  $100,000 but less than $  250,000      3.75           3.90
  $250,000 but less than $  500,000      3.00           3.09
  $500,000 but less than $1,000,000      2.00           2.04
---------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

CATEGORY II INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $   50,000    4.75%        4.99%
  $ 50,000 but less than $  100,000    4.00         4.17
  $100,000 but less than $  250,000    3.75         3.90
  $250,000 but less than $  500,000    2.50         2.56
  $500,000 but less than $1,000,000    2.00         2.04
------------------------------------------------------------

CATEGORY III INITIAL SALES CHARGES
------------------------------------------------------------
                                          INVESTOR'S
                                         SALES CHARGE
                                   -------------------------
AMOUNT OF INVESTMENT                  AS A % OF    AS A % OF
IN SINGLE TRANSACTION              OFFERING PRICE INVESTMENT
------------------------------------------------------------
               Less than $  100,000    1.00%        1.01%
  $100,000 but less than $  250,000    0.75         0.76
  $250,000 but less than $1,000,000    0.50         0.50
------------------------------------------------------------

SHARES SOLD WITHOUT A SALES CHARGE
You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

    You will not pay an initial sales charge or a contingent deferred sales charge (CDSC) on Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.

    If you made a Large Purchase of Class A shares of Category III Funds at net asset value during the period November 15, 2001 through October 30, 2002, such shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

    If you currently own Class A shares of a Category I, II or III Fund and make additional purchases (through October 30, 2002 for Category III Funds only) at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares). The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001 or after October 30, 2002.

    Some retirement plans can purchase Class A shares at their net asset value per share. Effective November 1, 2002, if the distributor paid a concession to the dealer of record in connection with a Large Purchase of Class A shares by a retirement plan, the Class A shares may be subject to a 1% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the plan's initial purchase.

    You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

    The distributor may pay a dealer concession and/or a service fee for Large Purchases and purchases by certain retirement plans.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES
You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

YEAR SINCE
PURCHASE MADE                            CLASS B   CLASS C
----------------------------------------------------------
First                                      5%       1%
Second                                     4       None
Third                                      3       None
Fourth                                     3       None
Fifth                                      2       None
Sixth                                      1       None
Seventh and following                    None      None
----------------------------------------------------------

You can purchase Class C shares of AIM Short Term Bond Fund at their net asset value and not subject to a CDSC. However, you may be charged a CDSC when you redeem Class C shares of AIM Short Term Bond Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES
You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within 12 months from the date of the retirement plan's initial purchase.

COMPUTING A CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES
You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

    Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.

RIGHTS OF ACCUMULATION
You may combine your new purchases of Class A shares with shares currently owned (Class A, B, C or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

LETTERS OF INTENT
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS
You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS
You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem Class C shares of an AIM Fund other than AIM Short Term Bond Fund and you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund;

- if you redeem Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund) are as follows:

                                                                              INITIAL                       ADDITIONAL
TYPE OF ACCOUNT                                                             INVESTMENTS                    INVESTMENTS
-------------------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing plans, 401(k)     $  0 ($25 per AIM Fund investment for           $25
plans, Simplified Employee Pension (SEP) accounts, Salary           salary deferrals from Savings
Reduction (SARSEP) accounts, Savings Incentive Match Plans          Plans)
for Employee IRA (Simple IRA) accounts, 403(b) or 457 plans)

Systematic Purchase Plan                                         50                                             25

IRA, Education IRA or Roth IRA                                  250                                             50

All other accounts                                              500                                             50
-------------------------------------------------------------------------------------------------------------------------


The minimum initial investment for AIM Opportunities I Fund, AIM Opportunities II Fund and AIM Opportunities III Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same

By Mail                                Mail completed account application and     Mail your check and the remittance slip
                                       check to the transfer agent, A I M Fund    from your confirmation statement to the
                                       Services, Inc., P.O. Box 4739, Houston,    transfer agent.
                                       TX 77210-4739.

By Wire                                Mail completed account application to      Call the transfer agent to receive a
                                       the transfer agent. Call the transfer      reference number. Then, use the wire
                                       agent at (800) 959-4246 to receive a       instructions at left.
                                       reference number. Then, use the
                                       following wire instructions:
                                       Beneficiary Bank ABA/Routing #:
                                       113000609
                                       Beneficiary Account Number: 00100366807
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #

By Telephone                           Open your account using one of the         Select the AIM Bank Connection(SM)
                                       methods described above.                   option on your completed account
                                                                                  application or complete an AIM Bank
                                                                                  Connection form. Mail the application
                                                                                  or form to the transfer agent. Once the
                                                                                  transfer agent has received the form,
                                                                                  call the transfer agent to place your
                                                                                  purchase order.
                                                                                  Call the AIM 24-hour Automated Investor
                                                                                  Line. You may place your order after
                                                                                  you have provided the bank instructions
                                                                                  that will be requested.

By Internet                            Open your account using one of the         Access your account at
                                       methods described above.                   www.aiminvestments.com. The proper bank
                                                                                  instructions must have been provided on
                                                                                  your account. You may not purchase
                                                                                  shares in AIM prototype retirement
                                                                                  accounts on the internet.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

SYSTEMATIC PURCHASE PLAN
You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING
Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT
All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

    You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; and (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15, 2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market   Fund

- Class A shares of Category III  - Class A shares of Category III     - No CDSC
  Fund(1)                           Fund(1)
                                  - Class A shares of AIM Tax-Exempt
                                    Cash Fund
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds), or if you make additional purchases of Class A shares on and after November 15, 2001 (and through October 30, 2002 with respect to Class A shares of Category III Funds) at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

             SHARES
           INITIALLY                         SHARES HELD                     CDSC APPLICABLE UPON
           PURCHASED                      AFTER AN EXCHANGE                  REDEMPTION OF SHARES
           ---------                      -----------------                  --------------------
- Class A shares of Category I    - Class A shares of Category I or    - 1% if shares are redeemed
  or II Fund                        II Fund                              within 18 months of initial
                                  - Class A shares of Category III       purchase of Category I or II
                                    Fund(1)                              Fund shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund


- Class A shares of Category III  - Class A shares of Category I or    - 1% if shares are redeemed
  Fund                              II Fund                              within 18 months of initial
                                                                         purchase of Category III Fund
                                                                         shares


- Class A shares of Category III  - Class A shares of Category III     - 0.25% if shares are redeemed
  Fund                              Fund(1)                              within 12 months of initial
                                  - Class A shares of AIM Tax-Exempt     purchase of Category III Fund
                                    Cash Fund                            shares
                                  - AIM Cash Reserve Shares of AIM
                                    Money Market Fund

(1) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of a Category III Fund.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS A SHARES AND AIM CASH RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE AFTER OCTOBER 30, 2002

If you purchase $1,000,000 or more of Class A shares of any AIM Fund on or after October 31, 2002, or if you make additional purchases of Class A shares on and after October 31, 2002 at net asset value, your shares may be subject to a CDSC upon redemption as described below.

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------
- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  I or II Fund                  or II Fund                         within 18 months of initial
                              - Class A shares of Category III     purchase of Category I or II
                                Fund(2)                            Fund shares
                              - AIM Cash Reserve Shares of AIM
                                Money Market Fund

- Class A shares of Category  - Class A shares of Category I     - 1% if shares are redeemed
  III Fund(1)                   or II Fund                         within 18 months of initial
                                                                   purchase of Category III Fund
                                                                   shares

           SHARES
         INITIALLY                      SHARES HELD                    CDSC APPLICABLE UPON
         PURCHASED                   AFTER AN EXCHANGE                 REDEMPTION OF SHARES
         ---------                   -----------------                 --------------------

- Class A shares of Category  - Class A shares of Category III   - No CDSC
  III Fund(1)                   Fund(2)
                              - Class A shares of AIM Tax-
                                Exempt Cash Fund
                              - AIM Cash Reserve Shares of AIM
                                Money Market

(1) As of the close of business on October 30, 2002, only existing shareholders of Class A shares of a Category III Fund may purchase such shares.
(2) Beginning on February 17, 2003, Class A shares of a Category I, II or III Fund may not be exchanged for Class A shares of Category III Fund.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant     Contact your financial consultant.

By Mail                            Send a written request to the transfer
                                   agent. Requests must include (1) original signatures of all registered owners; (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an executed stock power; and
                                   (4) signature guarantees, if necessary (see below). The transfer agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and whether you wish to have federal income tax withheld from your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                       Call the transfer agent or our AIM 24-hour
                                   Automated Investor Line. You will be allowed
                                   to redeem by telephone if (1) the proceeds
                                   are to be mailed to the address on record
                                   (if there has been no change communicated to
                                   us within the last 30 days) or transferred
                                   electronically to a pre-authorized checking
                                   account; (2) you do not hold physical share
                                   certificates; (3) you can provide proper
                                   identification information; (4) the proceeds
                                   of the redemption do not exceed $250,000;
                                   and (5) you have not previously declined the
                                   telephone redemption privilege. Certain
                                   accounts, including retirement accounts and
                                   403(b) plans, may not be redeemed by
                                   telephone. The transfer agent must receive
                                   your call during the hours of the customary
                                   trading session of the New York Stock
                                   Exchange (NYSE) in order to effect the
                                   redemption at that day's closing price. You
                                   may, with limited exceptions, redeem from an
                                   IRA account by telephone. Redemptions from
                                   other types of retirement accounts must be
                                   requested in writing.

By Internet                        Place your redemption request at
                                   www.aiminvestments.com. You will be allowed
                                   to redeem by internet if (1) you do not hold
                                   physical share certificates; (2) you can
                                   provide proper identification information;
                                   (3) the proceeds of the redemption do not
                                   exceed $250,000; and (4) you have already
                                   provided proper bank information. AIM
                                   prototype retirement accounts may not be
                                   redeemed on the internet. The transfer agent
                                   must confirm your transaction during the
                                   hours of the customary trading session of
                                   the NYSE in order to effect the redemption
                                   at that day's closing price.

--------------------------------------------------------------------------------

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL
If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET
If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC REDEMPTIONS
You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Redemption Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(CLASS A SHARES OF AIM TAX-EXEMPT CASH FUND AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND ONLY)
You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares and Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any Category I or II AIM Fund at net asset value in an identically registered account.

    You may, within 120 days after you sell some but not all of your Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.

    The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".

    If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of Class A shares of a Category I or II Fund.

    If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

    You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class A3, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

    If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated under "Exchanges Not Permitted," you generally may exchange your shares for shares of the same class of another AIM Fund.

You may also exchange:

(1) Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of an AIM Fund (excluding AIM Limited Maturity Treasury Fund, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund) for Class A3 shares of an AIM Fund;

(3) Class A3 shares of an AIM Fund for AIM Cash Reserve shares of AIM Money Market Fund;

(4) Class A3 shares of an AIM Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund);

(5) AIM Cash Reserve Shares of AIM Money Market Fund for Class A3 shares of an AIM Fund; or

(6) AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of any AIM Fund (excluding AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, effective February 17, 2003, and AIM Tax-Exempt Cash
    Fund).

    You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

EXCHANGES NOT SUBJECT TO A SALES CHARGE
You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for

     (a) Class A shares of another AIM Fund;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund; or

     (c) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund.

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

     (a) one another;

     (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or
     (c) Class A shares of another AIM Fund, but only if

        (i)  you acquired the original shares before May 1, 1994; or

        (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

     (a) Class A shares of an AIM Fund subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

         (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

        (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (excluding Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

(4) Class A3 shares of AIM Limited Maturity Treasury Fund or AIM Tax-Free Intermediate Fund for

        (a) AIM Cash Reserve Shares of AIM Money Market Fund; or

        (b) Class A shares of AIM Tax-Exempt Cash Fund.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares;

(3) Class C shares for other Class C shares; or

(4) Class R shares for other Class R shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege. You may not exchange:

(1) Class A shares of a Category I or II Fund for Class A shares of a Category III Fund after February 16, 2003; or

(2) Class A shares of a Category III Fund for Class A shares of another Category III Fund after February 16, 2003.

For shares purchased prior to November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

(4) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

(5) on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash

                                                                      MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

    Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

(1) Class A shares of Category I or II Funds (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

(2) Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund (i) subject to an initial sales charge or (ii) purchased at net asset value and subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or terminate this privilege at any time. The AIM Fund or the distributor will provide you with notice of such modification or termination whenever it is required to do so by applicable law, but may impose changes at any time for emergency purposes.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if you do not hold physical share certificates and you provide the proper identification information.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be credited to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B or Class C shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the Class B or Class C shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;
 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE SYSTEMATIC PURCHASE PLAN AND SYSTEMATIC REDEMPTION PLAN OPTIONS ON THE SAME ACCOUNT; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market

MCF--05/03

                                 -------------
                                 THE AIM FUNDS
                                 -------------

quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

                                                                      MCF--05/03

                           -------------------------
                           AIM SMALL CAP GROWTH FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM SMALL CAP GROWTH FUND
 SEC 1940 Act file number: 811-2699
------------------------------------

AIMinvestments.com               SCG-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM GROWTH SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                       ----------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM GROWTH SERIES LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES FOR THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF ANY PROSPECTUS FOR ANY FUND LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 347-4246

                       ----------------------------------




THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, RELATES TO THE CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF THE FOLLOWING PROSPECTUSES:



        FUND                                   DATED
        ----                                   -----
    AIM BASIC VALUE FUND                    MAY 1, 2003
AIM MID CAP CORE EQUITY FUND                MAY 1, 2003
  AIM SMALL CAP GROWTH FUND                 MAY 1, 2003

                                AIM GROWTH SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                                                                PAGE
GENERAL INFORMATION ABOUT THE TRUST...........................................................................    1
         Fund History.........................................................................................    1
         Shares of Beneficial Interest........................................................................    1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS......................................................    3
         Classification.......................................................................................    3
         Investment Strategies and Risks......................................................................    3
                  Equity Investments..........................................................................    6
                  Foreign Investments.........................................................................    6
                  Debt Investments for Equity Funds...........................................................    8
                  Other Investments...........................................................................    9
                  Investment Techniques.......................................................................    9
                  Derivatives.................................................................................   14
                  Additional Securities or Investment Techniques..............................................   20
         Fund Policies........................................................................................   20
         Temporary Defensive Positions........................................................................   22
         Portfolio Turnover...................................................................................   22

MANAGEMENT OF THE TRUST.......................................................................................   22
         Board of Trustees....................................................................................   22
         Management Information...............................................................................   23
                  Trustee Ownership of Fund Shares............................................................   24
                  Factors Considered in Approving the Investment Advisory Agreement...........................   24
         Compensation.........................................................................................   25
                  Retirement Plan For Trustees................................................................   25
                  Deferred Compensation Agreements............................................................   25
                  Purchases of Class A Shares of the Funds at Net Asset Value.................................   26
         Codes of Ethics......................................................................................   26

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................................................   26

INVESTMENT ADVISORY AND OTHER SERVICES........................................................................   26
         Investment Advisor...................................................................................   26
         Service Agreements...................................................................................   28
         Other Service Providers..............................................................................   28

BROKERAGE ALLOCATION AND OTHER PRACTICES......................................................................   29
         Brokerage Transactions...............................................................................   29
         Commissions..........................................................................................   29
         Brokerage Selection..................................................................................   30
         Directed Brokerage (Research Services)...............................................................   31
         Regular Brokers or Dealers...........................................................................   31
         Allocation of Portfolio Transactions.................................................................   31
         Allocation of Initial Public Offering ("IPO") Transactions...........................................   31

PURCHASE, REDEMPTION AND PRICING OF SHARES....................................................................   32
         Purchase and Redemption of Shares....................................................................   32
         Offering Price.......................................................................................   48
         Redemption In Kind...................................................................................   49

         Backup Withholding...................................................................................   49

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS......................................................................   50
         Dividends and Distributions..........................................................................   50
         Tax Matters..........................................................................................   51

DISTRIBUTION OF SECURITIES....................................................................................   57
         Distribution Plans...................................................................................   57
         Distributor..........................................................................................   59

CALCULATION OF PERFORMANCE DATA...............................................................................   61

APPENDICES:
RATINGS OF DEBT SECURITIES...................................................................................    A-1

TRUSTEES AND OFFICERS........................................................................................    B-1

TRUSTEE COMPENSATION TABLE...................................................................................    C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................................................    D-1

MANAGEMENT FEES..............................................................................................    E-1

ADMINISTRATIVE SERVICES FEES ................................................................................    F-1

BROKERAGE COMMISSIONS .......................................................................................    G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS.............    H-1

AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS......................................    I-1

ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS................................................    J-1

TOTAL SALES CHARGES..........................................................................................    K-1

PERFORMANCE DATA.............................................................................................    L-1

FINANCIAL STATEMENTS.........................................................................................     FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Growth Series (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15, 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on February 19, 1985 as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on May 29, 1998. The following Funds were included in the reorganization: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof) of GT Global Growth Series, the Trust predecessor. Effective June 5, 2000, AIM Basic Value Fund no longer invests all of its investable assets in the Value Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Value Portfolio. Effective September 11, 2000, AIM Small Cap Growth Fund no longer invests all of its investable assets in the Small Cap Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Small Cap Portfolio. Prior to September 8, 1998, AIM Basic Value fund was known as AIM America Value Fund and AIM Small Cap Growth Fund was known as AIM Small Cap Equity Fund. Prior to July 1, 2002, AIM Mid Cap Core Equity Fund was known as AIM Mid Cap Equity Fund (which was known as AIM Mid Cap Growth Fund prior to September 8, 1998).



         Effective as of the close of business on March 18, 2002, AIM Small Cap Growth Fund has been closed to new investors. The following types of investors may continue to invest in AIM Small Cap Growth Fund if they were invested in the Fund on the date the Fund discontinued sales to new investors and remain invested in the Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). The following types of investors may open new accounts in AIM Small Cap Growth Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Such plans and programs that are considering AIM Small Cap Growth Fund as an investment option should contact AIM Distributors for approval.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers five separate classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. This Statement of Additional Information relates solely to the Class A, Class B, Class C, and Class R shares of the Funds. The Institutional Class shares of the Funds are intended for use by certain eligible institutional investors. Shares of the Institutional Class of Funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), retirement plans and platform sponsors with which AIM Distributors has entered into an agreement.


         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.



         Because Class B shares automatically convert to Class A shares at month-end eight years after the date of purchase, the Funds' distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A or shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.


         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.

         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                AIM GROWTH SERIES

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------------
  FUND
  ----
SECURITY/
INVESTMENT               AIM BASIC VALUE     AIM MID CAP CORE EQUITY
TECHNIQUE                     FUND                   FUND                  AIM SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------
                                          EQUITY INVESTMENTS
----------------------------------------------------------------------------------------------------
Common Stock                    X                       X                              X
----------------------------------------------------------------------------------------------------
Preferred Stock                 X                       X                              X
----------------------------------------------------------------------------------------------------
Convertible                     X                       X                              X
Securities
----------------------------------------------------------------------------------------------------
Alternative Entity              X                       X                              X
 Securities
----------------------------------------------------------------------------------------------------
                                         FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------------
Foreign Securities              X                       X                              X
----------------------------------------------------------------------------------------------------
Foreign Government                                      X
Obligations
----------------------------------------------------------------------------------------------------
Foreign Exchange                X                       X                              X
 Transactions
----------------------------------------------------------------------------------------------------
                                  DEBT INVESTMENTS FOR EQUITY FUNDS
----------------------------------------------------------------------------------------------------
U.S. Government                 X                       X                              X
Obligations
----------------------------------------------------------------------------------------------------
Investment Grade                X                       X                              X
Corporate Debt
Obligations
----------------------------------------------------------------------------------------------------
Liquid Assets                   X                       X                              X
----------------------------------------------------------------------------------------------------
Junk Bonds
----------------------------------------------------------------------------------------------------
                                          OTHER INVESTMENTS
----------------------------------------------------------------------------------------------------
REITs                           X                       X                              X
----------------------------------------------------------------------------------------------------
Other Investment                X                       X                              X
Companies
----------------------------------------------------------------------------------------------------
Defaulted Securities
----------------------------------------------------------------------------------------------------
Municipal Forward
Contracts
----------------------------------------------------------------------------------------------------
Variable or Floating
Rate Instruments
----------------------------------------------------------------------------------------------------
Indexed Securities
----------------------------------------------------------------------------------------------------
Zero-Coupon and
Pay-in-Kind
Securities
----------------------------------------------------------------------------------------------------
Synthetic Municipal
Instruments
----------------------------------------------------------------------------------------------------
                                        INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
Delayed Delivery                X                       X                              X
Transactions
----------------------------------------------------------------------------------------------------
When-Issued Securities          X                       X                              X
----------------------------------------------------------------------------------------------------
Short Sales                     X                       X                              X
----------------------------------------------------------------------------------------------------
Margin Transactions
----------------------------------------------------------------------------------------------------
Swap Agreements                 X                       X                              X
----------------------------------------------------------------------------------------------------
Interfund Loans                 X                       X                              X
----------------------------------------------------------------------------------------------------

                                AIM GROWTH SERIES

                 SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------------
  FUND
  ----
SECURITY/
INVESTMENT               AIM BASIC VALUE     AIM MID CAP CORE EQUITY
TECHNIQUE                     FUND                   FUND                  AIM SMALL CAP GROWTH FUND
----------------------------------------------------------------------------------------------------
Borrowing                       X                       X                              X
----------------------------------------------------------------------------------------------------
Lending Portfolio               X                       X                              X
Securities
----------------------------------------------------------------------------------------------------
Repurchase Agreements           X                       X                              X
----------------------------------------------------------------------------------------------------
Reverse Repurchase              X                       X                              X
Agreements
----------------------------------------------------------------------------------------------------
Dollar Rolls                    X                       X                              X
----------------------------------------------------------------------------------------------------
Illiquid Securities             X                       X                              X
----------------------------------------------------------------------------------------------------
Rule 144A Securities            X                       X                              X
----------------------------------------------------------------------------------------------------
Unseasoned Issuers
----------------------------------------------------------------------------------------------------
Portfolio Transactions
----------------------------------------------------------------------------------------------------
Sale of Money
Market Securities
----------------------------------------------------------------------------------------------------
Standby Commitments
----------------------------------------------------------------------------------------------------
                                             DERIVATIVES
----------------------------------------------------------------------------------------------------
Equity-Linked                   X                       X                              X
Derivatives
----------------------------------------------------------------------------------------------------
Put Options                     X                       X                              X
----------------------------------------------------------------------------------------------------
Call Options                    X                       X                              X
----------------------------------------------------------------------------------------------------
Straddles                       X                       X                              X
----------------------------------------------------------------------------------------------------
Warrants                        X                       X                              X
----------------------------------------------------------------------------------------------------
Futures Contracts               X                       X                              X
and Options on
Futures Contracts
----------------------------------------------------------------------------------------------------
Forward Currency                X                       X                              X
Contracts
----------------------------------------------------------------------------------------------------
Cover                           X                       X                              X
----------------------------------------------------------------------------------------------------
                            ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------------
Commercial Bank                 X                       X                              X
Obligations
----------------------------------------------------------------------------------------------------

Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.


         Each Fund may invest up to 25% of its total assets in foreign securities.


         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.



         Risks of Developing Countries. The Funds may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.



         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries.

         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.


         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.


         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds


         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.






         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.



         LIQUID ASSETS. For cash management purposes, the Funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations).

         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques


         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.


         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.


         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.


         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.


         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.


         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.

         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.


         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.



         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund"s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund"s obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Derivatives


         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."


         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."


         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."


         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.



         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.


         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.

         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.


         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."



         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."

         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.


         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.


         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."


         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.



         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.



         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."



         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all of the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.


         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.


         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.


         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques





         COMMERCIAL BANK OBLIGATIONS. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.


         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.



         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:



         (1) AIM Mid Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (2) AIM Small Cap Growth Fund normally invests at least 80% of its assets in securities of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of their assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes.


PORTFOLIO TURNOVER


         The portfolio turnover rate for AIM Basic Value Fund increased significantly from the fiscal year ended December 31, 2001 to the fiscal year ended December 31, 2002. AIM Basic Value Fund experienced an increase in portfolio turnover during this period because increased market volatility created more opportunities for fund managers to purchase stocks at what they viewed as compelling valuations. This is consistent with the Fund's investment strategy. The portfolio turnover rate for AIM Basic Value Fund decreased significantly from the fiscal year ended December 31, 2000 to the fiscal year ended December 31, 2001. AIM Basic Value Fund experienced a decline in portfolio turnover during this period because the portfolio managers of the Fund continued to view portfolio holdings purchased in prior periods as good investments for the Fund, and significant cash inflows during the year allowed the portfolio managers of the Fund to make other portfolio adjustments without selling existing holdings.


                             MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


         The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.


         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock and Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-audit services that are provided to the Fund by its independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held six meetings.



         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2002, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2002, the Valuation Committee held one meeting.



         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee: (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended December 31, 2002, the Committee on Directors/Trustees held five meetings.


         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.


Retirement Plan For Trustees

         The trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.

         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.

         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.

Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

Purchases of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the Funds, see "Purchase, Redemption and Pricing of Shares - Purchase and Redemption of Shares
- Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund - Purchases of Class A Shares at Net Asset Value."


CODES OF ETHICS


         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.


         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



         The Master Investment Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


--------------------------------------------------------------------------------
        FUND NAME                         NET ASSETS                 ANNUAL RATE
--------------------------------------------------------------------------------
AIM Basic Value Fund                First $500 million                  0.725%
AIM Mid Cap Core Equity Fund        Next  $500 million                   0.70%
AIM Small Cap Growth Fund           Next  $500 million                  0.675%
                                    Amount over $1.5 billion             0.65%
--------------------------------------------------------------------------------





         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."



         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31 are found in Appendix E.



          SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.

          AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31 are found in Appendix F.


OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.

         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

         In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), 800 Scudders Mill Road, Plainsboro, New Jersey 08536 has entered into an agreement with the Trust (and certain other AIM Funds), PFPC Inc. (formerly known as First Data Investor Service Group) and Financial Data Services, Inc., pursuant to which MLPF&S is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


         Primerica Shareholder Services, Inc. ("PSS"), [3120 Breckinridge Boulevard, Duluth, Georgia 30099-0001] has also entered into an agreement with the Trust (and certain other AIM Funds) and AFS pursuant to which PSS is paid a per account fee to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Fund(s).


         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas, 77002, as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES


BROKERAGE TRANSACTIONS


         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.


         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix G.


COMMISSIONS


         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.


         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the

Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2002 are found in Appendix H.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2002 is found in Appendix H.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS



         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.



         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.





                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES


Purchases of Class A Shares, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund


         INITIAL SALES CHARGES. Each AIM Fund (other than AIM Tax-Exempt Cash Fund and AIM Money Market Fund) is grouped into one of three categories to determine the applicable initial sales charge for its Class A Shares. The sales charge is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds' shares. You may also be charged a transaction or other fee by the financial institution managing your account.


         Class A shares of AIM Tax-Exempt Cash Fund, Class A3 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.



CATEGORY I FUNDS



   AIM Aggressive Growth Fund



AIM Asia Pacific Growth Fund



AIM Basic Value Fund



AIM Blue Chip Fund



AIM Capital Development Fund



AIM Charter Fund



AIM Constellation Fund



AIM Dent Demographic Trends Fund



AIM Emerging Growth Fund



AIM European Growth Fund



AIM European Small Company Fund



AIM Global Utilities Fund



AIM Global Value Fund



AIM International Core Equity Fund



AIM International Emerging Growth Fund



AIM International Growth Fund



AIM Large Cap Basic Value Fund



AIM Large Cap Core Equity Fund



AIM Large Cap Growth Fund



AIM Libra Fund



AIM Mid Cap Basic Value Fund



AIM Mid Cap Core Equity Fund



AIM Mid Cap Growth Fund



AIM New Technology Fund



AIM Opportunities I Fund



AIM Opportunities II Fund



AIM Opportunities III Fund



AIM Premier Equity Fund



AIM Premier Equity II Fund



AIM Select Equity Fund



AIM Small Cap Equity Fund



AIM Small Cap Growth Fund



AIM Weingarten Fund

                                                                            Dealer
                                           Investor's Sales Charge        Concession
                                           -----------------------        ----------
                                              As a          As a              As a
                                           Percentage    Percentage        Percentage
                                          of the Public  of the Net       of the Public
       Amount of Investment in              Offering       Amount           Offering
         Single Transaction(1)                Price       Invested           Price
      -------------------------               -----       --------           ------
              Less than $    25,000           5.50%         5.82%            4.75%
$  25,000 but less than $    50,000           5.25          5.54             4.50
$  50,000 but less than $   100,000           4.75          4.99             4.00
$ 100,000 but less than $   250,000           3.75          3.90             3.00
$ 250,000 but less than $   500,000           3.00          3.09             2.50
$ 500,000 but less than $ 1,000,000           2.00          2.04             1.60


(1) AIM Opportunities I Fund will not accept any single purchase in excess of $250,000.


CATEGORY II FUNDS

AIM Balanced Fund
AIM Basic Balanced Fund
AIM Developing Markets Fund
AIM Global Aggressive Growth Fund
AIM Global Energy Fund
AIM Global Financial Services Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Income Fund


AIM Global Science and
 Technology Fund


AIM Global Trends Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM High Yield Fund II
AIM Income Fund
AIM Intermediate Government Fund
AIM Municipal Bond Fund
AIM Real Estate Fund
AIM Strategic Income Fund
AIM Total Return Bond Fund

                                                                                      Dealer
                                                  Investor's Sales Charge           Concession
                                                  -----------------------           ----------
                                                    As a           As a                As a
                                                 Percentage     Percentage          Percentage
                                                of the Public   of the Net         of the Public
      Amount of Investment in                     Offering        Amount             Offering
         Single Transaction                         Price        Invested             Price
         ------------------                         -----        --------             -----
             Less than $   50,000                   4.75%         4.99%                4.00%
$ 50,000 but less than $  100,000                   4.00          4.17                 3.25
$100,000 but less than $  250,000                   3.75          3.90                 3.00
$250,000 but less than $  500,000                   2.50          2.56                 2.00
$500,000 but less than $1,000,000                   2.00          2.04                 1.60

CATEGORY III FUNDS

AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund

                                                                                    Dealer
                                                Investor's Sales Charge           Concession
                                                -----------------------           ----------
                                                   As a           As a               As a
                                                Percentage     Percentage         Percentage
                                               of the Public   of the Net       of the Public
     Amount of Investment in                     Offering        Amount           Offering
        Single Transaction                         Price        Invested            Price
        ------------------                         -----        --------            -----
             Less than $  100,000                  1.00%         1.01%              0.75%
$100,000 but less than $  250,000                  0.75          0.76               0.50
$250,000 but less than $1,000,000                  0.50          0.50               0.40


         Beginning on October 31, 2002 Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.



         LARGE PURCHASES OF CLASS A SHARES. Investors who purchase $1,000,000 or more of Class A Shares of a Category I, II or III Fund do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, or III Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases ("Large Purchases"). If an investor makes a Large Purchase of Class A shares of a Category I or II Fund, however, each share issued will generally be subject to a 1.00% contingent deferred sales charge ("CDSC") if the investor redeems those shares within 18 months after purchase. Large Purchases of Class A shares of Category III Funds made on or after November 15, 2001 and through October 30, 2002 will be subject to a 0.25% CDSC if the investor redeems those shares within 12 months after purchase.


         AIM Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the AIM Funds may affect total compensation paid.


         AIM Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I or II Funds by investors other than (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the Code), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to
Section 501(c)(3) of the Code:



                               PERCENT OF PURCHASE


                 1% of the first $2 million
                 plus 0.80% of the next $1 million
                 plus 0.50% of the next $17 million
                 plus 0.25% of amounts in excess of $20 million


         If (i) the amount of any single purchase order plus (ii) the net asset value of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a "jumbo accumulation purchase." With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases, made by the same customer over the life of his or her account(s).



         If an investor made a Large Purchase of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay an additional dealer concession of 0.75% upon exchange.



         If an investor makes a Large Purchase of Class A shares of a Category I or II Fund on and after November 15, 2001 and exchanges those shares for Class A shares of a Category III Fund, AIM Distributors will not pay any additional dealer compensation upon the exchange. Beginning February 17, 2003, Class A shares of a Category I or II Fund may not be exchanged for Class A shares of a Category III Fund.



         If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I or II Fund, AIM Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I or II Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.



         If an investor makes a Large Purchase of Class A shares of a Category III Fund and exchanges those shares for Class A shares of another Category III Fund, AIM Distributors will not pay and additional dealer concession upon the exchange. Beginning February 17, 2003, Class A shares of a Category III Fund may not be exchanged for Class A shares of another Category III Fund.



         PURCHASES OF CLASS A SHARES BY CERTAIN RETIREMENT PLANS AT NAV. Effective November 1, 2002, for purchases of Class A shares of Category I and II Funds, AIM Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value ("NAV") to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan's purchase of Class A shares is a new investment (as defined below):



                               PERCENT OF PURCHASE



                 0.50% of the first $20 million



                 plus 0.25% of amounts in excess of $20 million



         This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.



         A "new investment" means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of AIM Fund shares, (ii) an exchange of AIM Fund shares, or (iii) the repayment of one or more retirement plan loans that were funded through the redemption of AIM Fund shares. If AIM Distributors pays a dealer concession in connection with a plan's purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of an AIM Fund. If the applicable dealer of record is unable to establish that a plan's purchase of Class A shares at NAV is a new investment, AIM Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.



         With regard to any individual jumbo accumulation purchase, AIM Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the live of the plan's account(s).

         PURCHASERS QUALIFYING FOR REDUCTIONS IN INITIAL SALES CHARGES. As shown in the tables above, purchases of certain amounts of AIM Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as "Qualified Purchasers."

INDIVIDUALS


         - an individual (including his or her spouse or domestic partner, and children);



         - any trust established exclusively for the benefit of an individual;



         - a retirement plan established exclusively for the benefit of an individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and



         -        a qualified tuition plan account, maintained pursuant to
                  Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an individual or have an individual named as the beneficiary thereof).



EMPLOYER-SPONSORED RETIREMENT PLANS



         - a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the
                  Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:



                  a. the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the AIM Funds will not accept separate contributions submitted with respect to individual participants);



                  b. each transmittal is accompanied by a single check or wire transfer; and



                  c. if the AIM Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies AIM Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.



TRUSTEES AND FIDUCIARIES



         - a trustee or fiduciary purchasing for a single trust, estate or fiduciary account.



OTHER GROUPS



         - any organized group of persons, whether incorporated or not, purchasing AIM Fund shares through a single account, provided that:



                  a. the organization has been in existence for at least six months; and



                  b. the organization has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

         HOW TO QUALIFY FOR REDUCTIONS IN INITIAL SALES CHARGES. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the AIM Funds.


LETTERS OF INTENT


         A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent ("LOI") and (ii) subsequently fulfilling the conditions of that LOI.



         The LOI confirms the total investment in shares of the AIM Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:


         Calculating the Initial Sales Charge

         - Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on "Initial Sales Charges" above).

         - It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

         - The offering price may be further reduced as described below under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment.

         - Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI.

         Calculating the Number of Shares to be Purchased

         - Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period.

         - Purchases made more than 90 days before signing an LOI will be applied toward the completion of the LOI based on the value of the shares purchased that is calculated at the public offering price on the effective date of the LOI.

         - If a purchaser meets the original obligation at any time during the 13-month period, he or she may revise the intended investment amount upward by submitting a written and signed request. This revision will not change the original expiration date.

         - The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.

         Fulfilling the Intended Investment

         - By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

         - To assure compliance with the provisions of the 1940 Act, the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released.

         - If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         Canceling the LOI

         - If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to AIM Distributors.

         - If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         Other Persons Eligible for the LOI Privilege

         The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

         LOIs and Contingent Deferred Sales Charges


         If an investor entered into an LOI to purchase $1,000,000 or more of Class A shares of a Category III Fund on and after November 15, 2001 and through October 30, 2002, such shares will be subject to a 12-month, 0.25% CDSC. Purchases of Class A shares of a Category III Fund made pursuant to an LOI to purchase $1,000,000 or more of shares entered into prior to November 15, 2001 or after October 30, 2002 will not be subject to this CDSC. All LOIs to purchase $1,000,000 or more of Class A shares of Category I and II Funds are subject to an 18-month, 1% CDSC.


RIGHTS OF ACCUMULATION


         A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the AIM Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds owned by such purchaser, calculated at their then current public offering price.


         If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.

         To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contract purchased on or before June 30, 1992.


         If an investor's new purchase of Class A shares of a Category I or II Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period (12 months for Category III Fund shares). For new purchases of Class A shares of Category III Funds at net asset value made on and after November 15, 2001 and through October 30, 2002, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 12 month holding period.


         OTHER REQUIREMENTS FOR REDUCTIONS IN INITIAL SALES CHARGES. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to Qualified Purchasers.


         Purchases of Class A shares of AIM Tax-Exempt Cash Fund, Class A3 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, AIM Cash Reserve Shares of AIM Money Market Fund, and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


         PURCHASES OF CLASS A SHARES AT NET ASSET VALUE. AIM Distributors permits certain categories of persons to purchase Class A shares of AIM Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as:

         - Persons who have a relationship with the funds or with AIM and its affiliates, and are therefore familiar with the funds, and who place unsolicited orders directly with AIM Distributors; or


         - Programs for purchase that involve little expense because of the size of the transaction and shareholder records required.


         AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through AIM Distributors without payment of a sales charge.

         Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         -        AIM Management and its affiliates, or their clients;

         - Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds(R), and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;


         - Any current or retired officer, director, or employee (and members of their immediate family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;


         - Sales representatives and employees (and members of their immediate family) of selling group members of financial institutions that have arrangements with such selling group members;

         -        Purchases through approved fee-based programs;


         - Employer-sponsored retirement plans that are Qualified Purchasers, as defined above, provided that:



                  a.       a plan's initial investment is at least $1 million;



                  b.       the employer or plan sponsor signs a $1 million LOI;



                  c. there are at least 100 employees eligible to participate in the plan; or



                  d. all plan transactions are executed through a single omnibus account per AIM Fund and the financial institution or service organization has entered into the appropriate agreement with the distributor; further provided that



                  e. retirement plans maintained pursuant to Section 403(b) of the Code are not eligible to purchase shares at NAV based on the aggregate investment made by the plan or the number of eligible employees unless the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code; and



                  f. purchases of AIM Opportunities I Fund by all retirement plans are subject to initial sales charges;



         - Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds;


         - Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         - Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         - A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         - Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

         - Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         - Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         - Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code; and

         - Participants in select brokerage programs for retirement plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.


         As used above, immediate family includes an individual and his or her spouse or domestic partner, children, parents and parents of spouse or domestic partner.

         In addition, an investor may acquire shares of any of the AIM Funds at net asset value in connection with:

         -        the reinvestment of dividends and distributions from a Fund;

         -        exchanges of shares of certain Funds;

         -        use of the reinstatement privilege; or

         -        a merger, consolidation or acquisition of assets of a Fund.

         PAYMENTS TO DEALERS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the 1933 Act.

         In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

Purchases of Class B Shares


         Class B shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within six years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments will equal 4.00% of the purchase price and will consist of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.



Purchases of Class C Shares



         Class C shares are sold at net asset value, and are not subject to an initial sales charge. Instead, investors may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds (except for Class C shares of AIM Short Term Bond Fund) at the time of such sales. Payments will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



         AIM Distributors may pay dealers and institutions who sell Class C shares of AIM Short Term Bond Fund, an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence immediately.


Purchases of Class R Shares


         Class R shares are sold at net asset value, and are not subject to an initial sales charge. If AIM Distributors pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase. For purchases of Class R shares of Category I or II Funds, AIM Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an AIM Fund was offered as an investment option:



                         PERCENT OF CUMULATIVE PURCHASES


                          0.75% of the first $5 million

                          plus 0.50% of amounts in excess of $5 million


         With regard to any individual purchase of Class R shares, AIM Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan's account(s).


Exchanges

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.


         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by fax, telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by AFS as long as such request is received prior to the close of the customary trading session of the New York Stock Exchange ("NYSE"). AFS and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

Redemptions

         GENERAL. Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by AFS, the Funds' transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


         SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed when (a) trading on the NYSE is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), present or future, with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.


         SYSTEMATIC REDEMPTION PLAN. A Systematic Redemption Plan permits a shareholder of an AIM Fund to withdraw on a regular basis at least $50 per withdrawal. Under a Systematic Redemption Plan, all shares are to be held by AFS and all dividends and distributions are reinvested in shares of the applicable AIM Fund by AFS. To provide funds for payments made under the Systematic Redemption Plan, AFS redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.



         Payments under a Systematic Redemption Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B, Class C or Class R shares of the Funds), it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.



         Each AIM Fund bears its share of the cost of operating the Systematic Redemption Plan.

Contingent Deferred Sales Charges Imposed upon Redemption of Shares


         A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I and II Funds, or upon the redemption of Class B shares or Class C shares (no CDSC applies to Class C shares of AIM Short Term Bond Fund unless you exchange shares of another AIM Fund that are subject to a CDSC into AIM Short Term Bond Fund) and, in certain circumstances, upon the redemption of Class R shares. On and after November 15, 2001 and through October 30, 2002, a CDSC also may be imposed upon the redemption of Large Purchases of Class A shares of Category III Funds. See the Prospectus for additional information regarding CDSCs.





         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR LARGE PURCHASES OF CLASS A SHARES. An investor who has made a Large Purchase of Class A shares of a Category I, II or III Fund will not be subject to a CDSC upon the redemption of those shares in the following situations:

         - Redemptions of shares of Category I or II Funds held more than 18 months;


         - Redemptions of shares of Category III Funds purchased prior to November 15, 2001 or after October 30, 2002;



         - Redemptions of shares of Category III Funds purchased on or after November 15, 2001 and through October 30, 2002 and held for more than 12 months;



         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class A shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;





         -        Redemptions from private foundations or endowment funds;

         - Redemptions of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;


         - Redemptions of shares of Category I, II or III Funds or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category I or II Fund, unless the shares acquired by exchange (on or after November 15, 2001 and through October 30, 2002 with respect to Category III Funds) are redeemed within 18 months of the original purchase of the exchange of Category I or II Fund shares;


         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased prior to November 15, 2001;


         - Redemptions of shares of Category I or II Funds acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category III Fund shares;



         - Redemptions of shares of Category III Funds, shares of AIM Tax-Exempt Cash Fund or AIM Cash Reserve Shares of AIM Money Market Fund acquired by exchange from Class A shares of a Category III Fund purchased on and after November 15, 2001 and through October 30, 2002, unless the shares acquired by exchange are redeemed within 12 months of the original purchase of the exchanged Category III Fund shares;



         - Redemptions of shares of Category I or II Funds acquired by exchange on and after November 15, 2001 from AIM Cash Reserve Shares of AIM Money Market Fund if the

                  AIM Cash Reserve Shares were acquired by exchange from a Category I or II Fund, unless the Category I or II Fund shares acquired by exchange are redeemed within 18 months of the original purchase of the exchanged Category I or II Funds shares; and



         - Redemptions of Category I or II Funds by retirement plan participants resulting from a total redemption of the plan assets that occurs more than one year from the date of the plan's initial purchase.


         CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS FOR CLASS B AND C SHARES. Investors who purchased former GT Global funds Class B shares before June 1, 1998 are subject to the following waivers from the CDSC otherwise due upon redemption:


         - Total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement;



         - Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;



         - Redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds;



         - Redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan;



         - Redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan;



         - Redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder;



         - Redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in
                  Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and



         - Redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.


         CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:


         - Additional purchases of Class C shares of AIM International Core Equity Fund (formerly known as AIM International Value
                  Fund) and AIM Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         -        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         -        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;


         - Amounts from a Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;



         - Liquidation by the AIM Fund when the account value falls below the minimum required account size of $500; and



         -        Investment account(s) of AIM.



         CDSCs will not apply to the following redemptions of Class C shares:



         - A total or partial redemption of shares where the investor's dealer of record notified the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;



         - A total or partial redemption which is necessary to fund a distribution requested by a participant in a retirement plan maintained pursuant to Section 401, 403, or 457 of the Code;



         - Redemptions of Class C shares of an AIM Fund other than AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM Short Term Bond Fund; and



         - Redemptions of Class C shares of AIM Short Term Bond Fund unless you received such Class C shares by exchanging Class C shares of another AIM Fund and the original purchase was subject to a CDSC.


         CDSCs will not apply to the following redemptions of Class R shares:


         - Class R shares where the retirement plan's dealer of record notifies the distributor prior to the time of investment that the dealer waives the upfront payment otherwise payable to him; and



         -        Redemptions of shares held by retirement plans in cases where
                  (i) the plan has remained invested in Class R shares of an AIM Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class R shares held by the plan.


General Information Regarding Purchases, Exchanges and Redemptions

         GOOD ORDER. Purchase, exchange and redemption orders must be received in good order. To be in good order, an investor must supply AFS with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to AFS in its sole discretion.

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer or other financial intermediary to ensure that all orders are transmitted on a timely basis to AFS. Any loss resulting from the failure of the dealer or financial intermediary to submit an order within the prescribed time frame will be borne by that dealer or financial intermediary. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in AFS' current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. AFS will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY TELEPHONE. By signing an account application form, an investor appoints AFS as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by AFS in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. AFS and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that AFS and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. AFS reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.


         INTERNET TRANSACTIONS. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number
(PIN). By establishing a PIN, the investor acknowledges and agrees that neither AFS nor AIM Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the AIM Funds.



         ABANDONED PROPERTY. It is the responsibility of the investor to ensure that AFS maintains a correct address for his account(s). An incorrect address may cause an investor's account statements and other mailings to be returned to AFS. Upon receiving returned mail, AFS will attempt to locate the investor or rightful owner of the account. If unsuccessful, AFS will retain a shareholder locator service with a national information database to conduct periodic searches for the investor. If the search firm is unable to locate the investor, the search firm will determine whether the investor's account has legally been abandoned. AFS is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The investor's last known address of record determines which state has jurisdiction.





OFFERING PRICE

         The following formula may be used to determine the public offering price per Class A share of an investor's investment:

         Net Asset Value / (1 - Sales Charge as % of Offering Price ) = Offering Price.


         For example, at the close of business on December 31, 2002, AIM Basic Value Fund - Class A shares had a net asset value per share of $21.86. The offering price, assuming an initial sales charge of 5.50%, therefore was $23.13.


Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND


         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any 90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.


BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:


         1.       the investor fails to furnish a correct TIN to the Fund;



         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;



         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);

         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or


         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares because of higher distribution fees paid by Class B and Class C shares. Dividends on Class R shares may be lower than those for Class A shares, depending on whether the Class R shares pay higher distribution fees than those for Class A shares. Other class-specific expenses may also affect dividends on shares of those classes. Expenses attributable to a particular class ("Class Expenses") include distribution plan expenses, which must be allocated to the class for which they are incurred. Other expenses may be allocated as Class Expenses, consistent with applicable legal principals under the 1940 Act and the Code.


TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gain is directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

          Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

          Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.


         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.


          The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.


         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations to the extent discussed below.


         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

          If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.


         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.


         BACKUP WITHHOLDING. The Funds may be required to withhold, as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.


         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

          The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

          If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.


          Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.


         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.


                           DISTRIBUTION OF SECURITIES

DISTRIBUTION PLANS


         The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). Each Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate, shown immediately below, of the Fund's average daily net assets of the applicable class.

            FUND                                 CLASS A        CLASS B        CLASS C         CLASS R
            ----                                 -------        -------        -------         -------
AIM Basic Value Fund                              0.35%          1.00%          1.00%           0.50%
AIM Mid Cap Core Equity Fund                      0.35           1.00           1.00            0.50
AIM Small Cap Growth Fund                         0.25           1.00           1.00            0.50


         All of the Plans compensate AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.

         Amounts payable by a Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of each Fund. The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.


         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares, Class C shares or Class R shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Fund.



         AIM Distributors has agreed to reduce the Rule 12b-1 distribution plan payments for Class A shares of AIM Small Cap Growth Fund from 0.35% to 0.25% during the periods the Fund is closed to new investors. This agreement may be terminated at any time.


         The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares attributable to the customers of selected dealers and financial institutions to such dealers and financial institutions, including AIM Distributors, acting as principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds' shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund's shares are held.

         Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD").


         See Appendix I for a list of the amounts paid by each class of shares of each Fund to AIM Distributors pursuant to the Plans for the year, or period, ended December 31, 2002 and Appendix J for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended December 31, 2002.


         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the "Rule 12b-1 Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.

         The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.

         Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board of Trustees, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.

         The Class B Plan obligates Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."


         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom

AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B, Class C and Class R shares of the Funds at the time of such sales.

         Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A, Class C and Class R Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.

         AIM Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If AIM Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. AIM Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.


         The Trust (on behalf of any class of any Fund) or AIM Distributors may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



         Total sales charges (front end and contingent deferred sales charges) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ending December 31 are found in Appendix K.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:
                                        n
                                  P(1+T) =ERV


Where           P       =    a hypothetical initial payment of $1,000;



                T       =    average annual total return (assuming the
                             applicable maximum sales load is deducted at the beginning of the one, five or ten year periods);



                n       =    number of years; and



                ERV     =    ending redeemable value of a hypothetical $1,000
                             payment at the end of the one, five or ten year periods (or fractional portion of such period).



         The average annual total returns for each Fund, with respect to its Class A, Class B, Class C and Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.


         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.


         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflects the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.


         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.

Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                        n
                                  P(1+U) = ERV


Where           P      =   a hypothetical initial payment of $1,000;



                U      =   average annual total return assuming payment of
                           only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;



                n      =   number of years; and


                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                   P(1+V)=ERV


Where           P      =   a hypothetical initial payment of $1,000;



                V      =   cumulative total return assuming payment of all of,
                           a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and


                ERV    =   ending redeemable value of a hypothetical $1,000
                           payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Class A, Class B, Class C and Class R, if applicable, shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.



Calculation of Certain Performance Data



         AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund may use a restated or a blended performance calculation to derive certain performance data shown in this Statement of Additional Information and in the Funds' advertisements and other sales material. If the Funds' Class R shares were not offered to the public during the performance period covered, the performance data shown will be the restated historical performance of the Funds' Class A shares at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public only during a portion of the performance period covered, the performance data shown will be the blended returns of the historical performance of the Funds' Class R shares since their inception and the restated historical performance of the Funds' Class A shares (for periods prior to inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R shares. If the Funds' Class R shares were offered to the public during the entire performance period covered, the performance data shown will be the historical performance of the Funds' Class R shares.



         A restated or blended performance calculation may be used to derive (i) the Funds' standardized average annual total returns over a stated period and
(ii) the Funds' non-standardized cumulative total returns over a stated period.





Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                        n
                                  P(1+T) = ATV
                                              D

Where           P        =   a hypothetical initial payment of $1,000;

                T        =   average annual total return (after taxes on
                             distributions);

                n        =   number of years; and


                ATV      =   ending value of a hypothetical $1,000 payment
                   D         made at the beginning of the one, five or ten year
                             periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.


         Standardized average annual total return (after taxes on distributions) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Class A, Class B and Class C shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                        n
                                  P(1+T) = ATV
                                              DR

Where       P       =    a hypothetical initial payment of $1,000;
            T       =    average annual total return (after taxes on
                         distributions and redemption);
            n       =    number of years; and


            ATV     =    ending value of a hypothetical $1,000 payment made at
               DR        the beginning of the one, five or ten year periods
                         (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.


         Standardized average annual total return (after taxes on distributions and redemption) for: (1) Class A shares reflects the deduction of a Fund's maximum front-end sales charge at the time of purchase; and (2) Class B and Class C shares reflect the deduction of the maximum applicable CDSC on a redemption of shares held for the period; and (3) Class R shares does not reflect a deduction of any sales charge since that class is generally sold and redeemed at net asset value.

         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Class A, Class B and Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix L.


Performance Information


         All advertisements of the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.

          From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


          The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.


         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age                    Forbes                             Nation's Business
Barron's                           Fortune                            New York Times
Best's Review                      Hartford Courant                   Pension World
Broker World                       Inc.                               Pensions & Investments
Business Week                      Institutional Investor             Personal Investor
Changing Times                     Insurance Forum                    Philadelphia Inquirer
Christian Science Monitor          Insurance Week                     USA Today
Consumer Reports                   Investor's Business Daily          U.S. News & World Report
Economist                          Journal of the American            Wall Street Journal
FACS of the Week                     Society of CLU & ChFC            Washington Post
Financial Planning                 Kiplinger Letter                   CNN
Financial Product News             Money                              CNBC
Financial Services Week            Mutual Fund Forecaster             PBS
Financial World


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

         Bank Rate Monitor                           Stanger
         Donoghue's                                  Weisenberger
         Mutual Fund Values (Morningstar)            Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:


          Lipper Large-Cap Value Fund Index
          Lipper Multi-Cap Value Fund Index
          Lipper Mid-Cap Core Fund Index
          Lipper Small-Cap Growth Fund Index
          Russell 1000--Registered Trademark-- Index
          Russell 1000--Registered Trademark-- Value Index
          Russell 2000--Registered Trademark-- Growth Index
          Russell 2000--Registered Trademark-- Index
          Russell Midcap--Registered Trademark-- Index
          Standard & Poor's 500 Stock Index





         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those

Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.


         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1:     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2:     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3:     This designation denotes favorable quality. All security
elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4:     This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1:          Issuers rated Prime-1 (or related supporting institutions)
have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:          Issuers rated Prime-2 (or related supporting institutions)
have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:          Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:        Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA:     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:     Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C:    Debt rated BB, B, CCC, CC and C is regarded as having
predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                      AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1:    Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues with this rating are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA:     Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA:      Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+:    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:     Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:       Default. Issues assigned this rating are in actual or imminent payment default.

LOC:     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of January 1, 2003



    The address of each trustee and officer is 11 Greenway Plaza, Suite 100,
     Houston, Texas 77046-1173. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.



----------------------------------------------------------------------------------------------------------------------------
NAME, YEAR OF BIRTH AND             TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                     OTHER
POSITION(S) HELD WITH THE           AND/OR                                                                 DIRECTORSHIP(S)
         TRUST                      OFFICER                                                                HELD BY TRUSTEE
                                    SINCE
----------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSONS
----------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1)--  1946          1998     Director and Chairman, A I M Management Group              None
Trustee, Chairman and                         Inc. (financial services holding company); and
President                                     Director and Vice Chairman, AMVESCAP PLC (parent
                                              of AIM and a global investment management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director, Chairman
                                              and President, A I M Advisors, Inc. (registered
                                              investment advisor); and Director and Chairman,
                                              A I M Capital Management, Inc. (registered
                                              investment advisor), A I M Distributors, Inc.
                                              (registered broker dealer), A I M Fund Services,
                                              Inc., (registered transfer agent), and Fund
                                              Management Company (registered broker dealer)
----------------------------------------------------------------------------------------------------------------------------
Mark H. Williamson(2)-- 1951         2003     Director, President and Chief Executive Officer,           Director, Chairman,
Trustee and Executive Vice                    A I M Management Group Inc. (financial services            President and Chief
President                                     holding company); Director, Chairman and                   Executive Officer,
                                              President, A I M Advisors, Inc. (registered                INVESCO Bond Funds,
                                              investment advisor); Director, A I M Capital               Inc., INVESCO
                                              Management, Inc. (registered investment advisor)           Combination Stock &
                                              and A I M Distributors, Inc. (registered broker            Bond Funds, Inc.,
                                              dealer), Director and Chairman, A I M Fund                 INVESCO Counselor
                                              Services, Inc. (registered transfer agent), and            Series Funds, Inc.,
                                              Fund Management Company (registered broker                 INVESCO Global and
                                              dealer); and Chief Executive Officer, AMVESCAP             International
                                              PLC - AIM Division (parent of AIM and a global             Funds, Inc.,
                                              investment management firm)                                INVESCO Manager
                                                                                                         Series Funds, Inc.,
                                              Formerly: Director, Chairman and Chief Executive           INVESCO Money
                                              Officer, INVESCO Funds Group, Inc.; and Chief              Market Funds, Inc.,
                                              Executive Officer, AMVESCAP PLC - Managed                  INVESCO Sector
                                              Products                                                   Funds, Inc.,
                                                                                                         INVESCO Stock
                                                                                                         Funds, Inc.,
                                                                                                         INVESCO Treasurer's
                                                                                                         Series Funds, Inc.
                                                                                                         and INVESCO
                                                                                                         Variable Investment
                                                                                                         Funds,

----------------------------------------------------------------------------------------------------------------------------


----------------------------


(1) Mr. Graham is considered an interested person of the Truust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

-------------------------------------------------------------------------------------------------------------------------------
 NAME, YEAR OF BIRTH AND            TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                     OTHER
POSITION(S) HELD WITH THE            AND/OR                                                                DIRECTORSHIP(S)
         TRUST                      OFFICER                                                                HELD BY TRUSTEE
                                     SINCE
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Inc.
-------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley -- 1939              1998     Of Counsel, law firm of Baker & McKenzie                   Badgley Funds, Inc.
Trustee                                                                                                  (registered investment
                                                                                                         company)

-------------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett -- 1944            2001     Chairman, Crockett Technology Associates                   ACE Limited
Trustee                                       (technology consulting company)                             (insurance
                                                                                                         company); and
                                                                                                         Captaris, Inc.
                                                                                                         (unified messaging
                                                                                                         provider)
-------------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden -- 1941             2001     Director, Magellan Insurance Company; Member               Cortland Trust, Inc.
Trustee                                       of Advisory Board of Rotary Power International            (registered
                                              (designer, manufacturer, and seller of rotary              investment company)
                                              power engines); and Director, The Boss Group
                                              (private equity group)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North America,
                                              Inc.; Senior Vice President, AB Volvo; and
                                              director of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935          2001     Formerly: Chairman, Mercantile Mortgage Corp.;             None
Trustee                                       President and Chief Operating Officer,
                                              Mercantile-Safe Deposit & Trust Co.; and
                                              President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952               2001     Chief Executive Officer, Twenty First Century              Administaff
Trustee                                       Group, Inc. (government affairs company) and
                                              Texana Timber LP
-------------------------------------------------------------------------------------------------------------------------------
Carl Frischling -- 1937              2001     Partner, law firm of Kramer Levin Naftalis and             Cortland Trust,
Trustee                                       Frankel LLP                                                Inc. (registered
                                                                                                         investment company)
-------------------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis -- 1950           2001     Formerly: Chief Executive Officer, YWCA of the             None
Trustee                                       USA
-------------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock -- 1942             2001     Partner, law firm of Pennock & Cooper                      None
Trustee
-------------------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley -- 1935              1998     Retired                                                    None
Trustee
-------------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar -- 1939               2001     Executive Vice President, Hines (real estate               None
Trustee                                       development company)
-------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------------
Gary T. Crum(3) -- 1947              1998     Director, Chairman and Director of Investments,            N/A
Senior Vice President                         A I M Capital Management, Inc.; Director and
                                              Executive Vice President, A I M Management Group
                                              Inc.; Director and Senior Vice President, A I M
                                              Advisors, Inc.; and Director, A I M Distributors,
                                              Inc. and AMVESCAP PLC

                                              Formerly: Chief Executive Officer and
-------------------------------------------------------------------------------------------------------------------------------


----------------------------

(3)      Information is current as of January 10, 2003.

--------------------------------------------------------------------------------------------------------------------------
 NAME, YEAR OF BIRTH AND            TRUSTEE     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                   OTHER
POSITION(S) HELD WITH THE            AND/OR                                                              DIRECTORSHIP(S)
         TRUST                      OFFICER                                                              HELD BY TRUSTEE
                                     SINCE
--------------------------------------------------------------------------------------------------------------------------
                                              President, A I M Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------------
Stuart W. Coco -- 1955               2002     Managing Director and Chief Research Officer -             N/A
Vice President                                Fixed Income, A I M Capital Management, Inc.;
                                              and Vice President, A I M Advisors, Inc.
--------------------------------------------------------------------------------------------------------------------------
Melville B. Cox -- 1943              1998     Vice President and Chief Compliance Officer,               N/A
Vice President                                A I M Advisors, Inc. and A I M Capital
                                              Management, Inc.; and Vice President, A I M Fund
                                              Services, Inc.
--------------------------------------------------------------------------------------------------------------------------
Edgar M. Larsen(3) -- 1940           2002     Vice President, A I M Advisors, Inc.; and                  N/A
Vice President                                President, Chief Executive Officer and Chief
                                              Investment Officer, A I M Capital Management, Inc.
 -------------------------------------------------------------------------------------------------------------------------
Dana R. Sutton -- 1959               1998     Vice President and Fund Treasurer,                         N/A
Vice President and                            A I M Advisors, Inc.
Treasurer
--------------------------------------------------------------------------------------------------------------------------
Nancy L. Martin(4) -- 1957           2003     Vice President, A I M Advisors, Inc.; and Vice             N/A
Secretary                                     President and General Counsel, A I M Capital
                                              Management, Inc.
--------------------------------------------------------------------------------------------------------------------------


----------------------------


(3)      Information is current of the January 10, 2003.



(4)      Ms. Martin became Secretary of the Trust on April 1, 2003.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002



--------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                   SECURITIES IN ALL REGISTERED
                                   DOLLAR RANGE OF EQUITY SECURITIES             INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                                 PER FUND                        TRUSTEE IN THE AIM FAMILY OF FUNDS(R)
--------------------------------------------------------------------------------------------------------------------
Robert H. Graham            Basic Value                      Over $100,000                  Over $100,000

                            Mid Cap Core Equity              Over $100,000

                            Small Cap Growth                 Over $100,000
--------------------------------------------------------------------------------------------------------------------
Mark H. Williamson                                                     -0-             $ 10,001 - $50,000
--------------------------------------------------------------------------------------------------------------------
Frank S. Bayley                                                        -0-             $ 10,001 - $50,000
--------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                                                      -0-             $      1 - $10,000
--------------------------------------------------------------------------------------------------------------------
Albert R. Dowden            Basic Value                      $1 -  $10,000             $50,001 - $100,000

                            Mid Cap Core Equity              $1 -  $10,000
--------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.         Basic Value                      $ 1 - $10,000                 Over  $100,000(5)

                            Mid Cap Core Equity              $ 1 - $10,000
--------------------------------------------------------------------------------------------------------------------
Jack M. Fields                                                         -0-                 Over  $100,000(5)
--------------------------------------------------------------------------------------------------------------------
Carl Frischling             Basic Value                      Over $100,000                 Over  $100,000(5)

                            Mid Cap Core Equity              Over $100,000
--------------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                                                     -0-                 Over  $100,000(5)
--------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock            Mid Cap Core Equity              $ 1 - $10,000             $50,000 - $100,000
--------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                                                        -0-             $       1 -$10,000
--------------------------------------------------------------------------------------------------------------------
Louis S. Sklar                                                         -0-                 Over  $100,000(5)
--------------------------------------------------------------------------------------------------------------------


-----------------------------------


(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:



-------------------------------------------------------------------------------------------------------------
                                                           RETIREMENT
                                         AGGREGATE          BENEFITS          ESTIMATED             TOTAL
                                     COMPENSATION FROM       ACCRUED           ANNUAL            COMPENSATION
                                            THE              BY ALL         BENEFITS UPON        FROM ALL AIM
     TRUSTEE                              TRUST(1)        AIM FUNDS(2)       RETIREMENT(3)         FUNDS(4)
-------------------------------------------------------------------------------------------------------------
Frank S. Bayley                           $6,889           $142,800             $90,000            $150,000
-------------------------------------------------------------------------------------------------------------
Bruce L. Crockett                          6,845           $ 50,132              90,000             149,000
-------------------------------------------------------------------------------------------------------------
Albert R. Dowden                           8,889             57,955              90,000             150,000
-------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                        6,845             94,149              90,000             149,000
-------------------------------------------------------------------------------------------------------------
Jack M. Fields                             6,889             29,153              90,000             153,000
-------------------------------------------------------------------------------------------------------------
Carl Frischling(5)                         6,889             74,511              90,000             150,000
-------------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                         6,889             33,931              90,000             150,000
-------------------------------------------------------------------------------------------------------------
Lewis F. Pennock                           7,052             54,802              90,000             154,000
-------------------------------------------------------------------------------------------------------------
Ruth H. Quigley                            6,889            142,502              90,000             153,000
-------------------------------------------------------------------------------------------------------------
Louis S. Sklar                             7,008             78,500              90,000             153,000
-------------------------------------------------------------------------------------------------------------



(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2002, including earnings, was $29,385.



(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $44,552.



(3) Amounts shown assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.



(5) During the fiscal year ended December 31, 2002, the Trust paid $19,860 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of April 4, 2003.


AIM BASIC VALUE FUND


--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Branch Banking & Trust TTEE
FBO W E Stanley & Co INC
OMNIBUS Daily Trading                  --               --               --             15.16%               --
300 E. Wendover Ave.
Greensboro, NC 27401-1229
--------------------------------------------------------------------------------------------------------------------

Charles Schwab & Co. Inc.
Reinvestment Account                 5.46%              --               --                --                --
101 Montgomery St.
San Francisco, CA 94104-0000
--------------------------------------------------------------------------------------------------------------------

First Command Bank Trust
Attn: Trust Department                 --               --              --                --              15.15%
P.O. Box 901075
Fort Worth, TX 76101-2075
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
The Guardian Insurance
& Annuity Company Inc.
Separate Acct L                        --               --              --               9.29%               --
Attn: Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA 18017-
9097
--------------------------------------------------------------------------------------------------------------------

Heritage Registration
Company
1900 NW Expressway                     --               --              --                 --             84.34%
50 Penn Place Suite
R225
Oklahoma City, OK
73118-1802
--------------------------------------------------------------------------------------------------------------------

Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers                            7.05%           10.69%          20.26%                --                --
Attn: Fund
Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO French Paper
Company Employees                      --               --              --              10.62%               --
Savings & Investment
Plan
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

Reliance Trust
Company Custodian
FBO The Office of the
Chapter 13 Trustee 401K                --               --              --              10.42%               --
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Mecklenburg
Neurological Associates
PA 401K Plan                           --               --              --               5.86%               --
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO Synergex 401K
Plan                                   --               --              --               7.07%               --
3300 Northeast
Expressway Suite 200
Atlanta, GA 30341-3941
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO William J. Kamm
and Sons                               --               --              --              11.56%               --
Inc 401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

Smith Barney House Account
Attn: Cindy Tempesta
333 West 34th Street                   --             9.84%           5.69%                --                --
7th Floor
New York, NY 10001-
2402
--------------------------------------------------------------------------------------------------------------------

AIM MID CAP CORE EQUITY FUND



--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Capital Bank & Trust Co.
TTEE
FBO Reeves Brothers
Inc 401(k) Plan
C/O Plan                               --               --              --               5.07%               --
Premier/Fascorp
8515 E. Orchard Rd 2T2
Englewood, CO 80111-
5037
--------------------------------------------------------------------------------------------------------------------

Charles Schwab & Co.
Inc.
Reinvestment Account                 5.10%              --              --                 --                --
1001 Montgomery Street
San Francisco, CA
94104-0000
--------------------------------------------------------------------------------------------------------------------

Compass Bancshares
Inc
Employee Stock
Ownership Plan
Nationwide Trust Co.
TTEE                                   --               --              --                 --             15.76%
FBO Compass
Bancshares Inc.
P.O. Box 1412
Austin, TX 78767-1412
--------------------------------------------------------------------------------------------------------------------

Counsel Trust Co.
FBO American Bulk
Commodities Retirement
Savings Plan                           --               --              --               7.30%               --
235 St. Charles Way
Suite 100
York, PA   17402-4643
--------------------------------------------------------------------------------------------------------------------

Frontier Trust Company
401K
FBO Ted Britt Ford 401K                --               --              --               5.01%               --
P.O. Box 10699
Fargo, ND   58106-0699
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
The Guardian Insurance &
Annuity Company Inc.
Separate Acct L                        --               --              --              20.01%              --
Attn: Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA 18017-9097
--------------------------------------------------------------------------------------------------------------------

Heritage Registration Company
1900 NW Expressway                     --               --              --                --               12.08%
Suite R225
Oklahoma City, OK 73118-1817
--------------------------------------------------------------------------------------------------------------------

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration            8.51%            7.18%          20.36%                --                --
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

The Northern Trust Co.
FBO Northern Trust Tip-DV              --               --              --                 --             58.48%
P.O. Box 92956
Chicago, IL 60675
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO Olson International Ltd            --               --              --               9.13%               --
401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

Smith Barney
House Account
Attn: Cindy Tempesta                   --               --            5.64%                --                --
333 West 34th Street
7th Floor
NY, NY 10001-2402
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Stanton Trust Company NA as
Trustee for the W.L. Hall
Company
401K and Profit Sharing Plan           --               --              --               8.04%               --
3405 Annapolia Lane N.
Suite 100
Minneapolis, MN 55447-8769
--------------------------------------------------------------------------------------------------------------------

Wells Fargo Bank MN NA
FBO Pinnacle West Capital EE
Svgs 13508112                          --               --              --                 --              9.18%
P.O. Box 1533
Minneapolis, MN 55480-1533
--------------------------------------------------------------------------------------------------------------------



AIM SMALL CAP GROWTH FUND



--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Branch Banking & Trust TTEE
FBO W.E. Stanley & Co. Inc.
Omnibus Daily Trading                  --               --              --              42.84%               --
300 E. Wendover Ave.
Greensboro, NC 27401-1229
--------------------------------------------------------------------------------------------------------------------

The Bretzlaff Foundation Inc.
Attn: Michael J. Melarkey
165 W. Liberty St.                     --               --              --                 --              7.83%
Suite 210
Reno, NV 89501-2902
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Counsel Trust Co.
FBO American Bulk Commodities
Retirement Savings Plan                --               --              --               9.35%               --
235 St. Charles Way
Suite 100
York, PA 17402-4643
--------------------------------------------------------------------------------------------------------------------

Equator Technologies, Inc.
401(k) Retirement Plan                 --               --              --              12.95%               --
12 West Boylstown Street
West Boylstown, MA 01583-1710
--------------------------------------------------------------------------------------------------------------------

Hubco
Regions Financial Corp                 --               --              --                 --             17.15%
P.O. Box 830688
Birmingham, AL 35283-0688
--------------------------------------------------------------------------------------------------------------------

Merrill Lynch Pierce Fenner &
Smith
FBO The Sole Benefit of
Customers
Attn: Fund Administration           12.67%            9.84%          17.54%                --                --
4800 Deer Lake Dr East, 2nd
Floor
Jacksonville, FL 32246
--------------------------------------------------------------------------------------------------------------------

New York Life Trust Company
401(k) Clients Accounts
51 Madison Avenue, Room 117A         6.00%              --              --                 --                --
New York, NY 10010-0000
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C           CLASS R        INSTITUTIONAL
                                     SHARES           SHARES           SHARES           SHARES          CLASS SHARES
--------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE       PERCENTAGE         PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF         OWNED OF           OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD           RECORD             RECORD
--------------------------------------------------------------------------------------------------------------------
Putnam Fiduciary Trust Co. TTEE
RAB Holdings Inc Retirement
Savings Plan
One Investors Way                      --               --              --                 --             44.56%
Attn: DC Plan Admin Team
(MS:N1D) (650030)
Norwood, MA 02062-1584
--------------------------------------------------------------------------------------------------------------------

Putnam Fiduciary Trust Co. TTEE
FBO Idaho Power Company
Employee Savings Plan
Attn: DCPA Team 650562 MS              --               --              --                 --             25.53%
N-3-6
One Investors Way
Norwood, MA 02062-1584
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO Burgmann Seals America             --               --              --               8.27%               --
401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

Reliance Trust Company
Custodian
FBO Mecklenburg Neurological           --               --              --               5.53%               --
Associates PA 401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529
--------------------------------------------------------------------------------------------------------------------

Smith Barney
House Account
Attn: Cindy Tempesta                   --               --            5.07%                --                --
333 West 34th Street
7th Floor
NY, NY 10001-2402
--------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP


         As of April 4, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


  FUND NAME                            2002                                        2001
-----------------------------------------------------------------------------------------------------------
                    MANAGEMENT    MANAGEMENT    NET MANAGEMENT   MANAGEMENT    MANAGEMENT    NET MANAGEMENT
                    FEE PAYABLE   FEE WAIVERS      FEE PAID      FEE PAYABLE   FEE WAIVERS      FEE PAID
-----------------------------------------------------------------------------------------------------------
AIM Basic
Value Fund          $31,679,859    $  39,803     $ 31,640,056    $16,948,293    $  13,380     $16,934,913
-----------------------------------------------------------------------------------------------------------
AIM Mid Cap
Core Equity
Fund                $ 9,735,227    $  42,589     $  9,692,638    $ 4,690,551    $   8,143     $ 4,682,408
-----------------------------------------------------------------------------------------------------------
AIM Small Cap
Growth Fund         $ 7,192,423    $  23,725     $  7,168,698    $ 5,262,338    $   4,597     $ 5,257,741
-----------------------------------------------------------------------------------------------------------



    FUND NAME                           2000
--------------------------------------------------------------
                    MANAGEMENT    MANAGEMENT    NET MANAGEMENT
                    FEE PAYABLE   FEE WAIVERS      FEE PAID
--------------------------------------------------------------
AIM Basic
Value Fund          $ 2,733,163    $  5,258      $ 2,727,905
--------------------------------------------------------------
AIM Mid Cap
Core Equity
Fund                $ 2,947,272           0      $ 2,947,272
--------------------------------------------------------------
AIM Small Cap
Growth Fund         $ 6,615,573    $  2,913      $ 6,612,660
--------------------------------------------------------------

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


----------------------------------------------------------------------------
     FUND NAME                     2002              2001             2000
----------------------------------------------------------------------------
AIM Basic Value Fund            $ 486,863         $ 279,428         $ 95,398
----------------------------------------------------------------------------
AIM Mid Cap Core
Equity Fund                     $ 274,931         $ 133,274         $101,673
----------------------------------------------------------------------------
AIM Small Cap Growth
Fund                            $ 206,896         $ 134,512         $132,817
----------------------------------------------------------------------------

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:



             FUND                       2002           2001(2)         2000
             ----                       ----           --------        ----
AIM Basic Value Fund(3)              $ 7,413,401     $ 7,503,643    $ 1,312,544
AIM Mid Cap Core Equity Fund(4)        2,957,059       1,571,624        704,102
AIM Small Cap Growth Fund(5)           1,470,812         567,827        563,807



(1) Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.



(2) Prior to June 6, 2000 for AIM Basic Value Fund and prior to September 11, 2000 for AIM Small Cap Growth Fund, the brokerage fees were paid by each fund's respective hub portfolio.



(3) The variation in brokerage commissions paid by AIM Basic Value Fund for the fiscal years ended December 31, 2002 and 2001, as compared to the fiscal year ended December 31, 2000, was due to a significant increase in asset levels that led to additional buying and selling of stocks.



(4) The variation in brokerage commission paid by AIM Mid Cap Core Equity Fund for the fiscal year ended December 31, 2002, as compared to the two prior fiscal years, was due to a significant increase in asset levels that led to additional buying and selling of stocks.



(5) The variation in brokerage commission paid by AIM Small Cap Growth Fund for the fiscal year ended December 31, 2002, as compared to the two prior fiscal years, was due to a significant increase in asset levels that led to additional buying and selling of stocks.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended December 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                          Related
           Fund                   Transactions     Brokerage Commissions
           ----                   ------------     ---------------------
AIM Basic Value Fund              $ 554,597,359         $   986,632
AIM Mid Cap Core Equity Fund        160,422,735             317,547
AIM Small Cap Growth Fund            83,244,535             187,981



         During the last fiscal year ended December 31, 2002, AIM Basic Value Fund held securities issued by the following companies, which are "regular" brokers or dealers of the Fund:



Issuer                              Security        Market Value
-----------------------------------------------------------------
J. P. Morgan Chase & Co.          Common Stock     $  113,184,000
Merrill Lynch & Co., Inc.         Common Stock        109,371,900
Morgan Stanley                    Common Stock         98,602,400

                                   APPENDIX I

     AMOUNTS PAID TO A I M DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS


         A list of amounts paid by each class of shares to AIM Distributors pursuant to the Plans for the fiscal year ended December 31, 2002 follows:



                                   CLASS A        CLASS B         CLASS C      CLASS R
            FUND                   SHARES          SHARES         SHARES       SHARES(1)
            ----                   ------         ------          ------       -------
AIM Basic Value Fund             $ 8,779,210    $ 16,608,838    $ 5,884,893    $ 1,647
AIM Mid Cap Core Equity Fund       2,838,084       4,506,502      1,224,586      2,428
AIM Small Cap Growth Fund          2,059,361       1,944,775        516,983      1,176



(1) Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                                   APPENDIX J

          ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS


         An estimate by category of the allocation of actual fees paid by Class A shares of the Funds during the fiscal year ended December 31, 2002 follows:



                                              PRINTING &                UNDERWRITERS      DEALERS
                                ADVERTISING    MAILING      SEMINARS    COMPENSATION    COMPENSATION
                                -----------    -------      --------    ------------    ------------
AIM Basic Value Fund            $   691.647    $ 90,429    $ 265,443        -0-         $  7,731,691
AIM Mid Cap Core Equity Fund        162,345      21,563       58,378        -0-            2,595,797
AIM Small Cap Growth Fund            25,280       3,311        9,798        -0-            2,020,972



         An estimate by category of the allocation of actual fees paid by Class B shares of the Funds during the fiscal year ended December 31, 2002 follows:



                                              PRINTING &                UNDERWRITERS      DEALERS
                                ADVERTISING    MAILING      SEMINARS    COMPENSATION    COMPENSATION
                                -----------   --------      --------    ------------    ------------
AIM Basic Value Fund            $   608,161    $ 78,674    $ 239,825    $ 12,456,628    $  3,225,550
AIM Mid Cap Core Equity Fund        164,059      21,590       60,493       3,379,876         880,484
AIM Small Cap Growth Fund            51,881       6,517       22,191       1,458,581         405,605



         An estimate by category of the allocation of actual fees paid by Class C shares of the Funds during the fiscal year ended December 31, 2002 follows:



                                              PRINTING &                UNDERWRITERS      DEALERS
                                ADVERTISING    MAILING      SEMINARS    COMPENSATION    COMPENSATION
                                -----------   --------      --------    ------------    ------------
AIM Basic Value Fund             $ 251,541     $32,444      $ 99,849    $  1,766,158    $  3,734,901
AIM Mid Cap Core Equity Fund        79,567      10,441        28,002         543,050         563,526
AIM Small Cap Growth Fund           27,545       3,586        11,207         197,997         276,648



         An estimate by category of the allocation of actual fees paid by Class R1 shares of the Funds during the fiscal year ended December 31, 2002 follows:



                                              PRINTING &                UNDERWRITERS       DEALERS
                                ADVERTISING    MAILING      SEMINARS    COMPENSATION    COMPENSATION
                                -----------   --------      --------    ------------    ------------
AIM Basic Value Fund              $  327        $ 46         $  116        $   752         $  406
AIM Mid Cap Core Equity Fund         435          66            107            963            857
AIM Small Cap Growth Fund            247          38             49            535            307



(1) Information on Class R shares in the table is for the period June 3, 2002 (the date Class R shares commenced operations) to December 31, 2002.

                                   APPENDIX K

                               TOTAL SALES CHARGES

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the last three fiscal years ending December 31:


                                                 2002                       2001                        2000
                                                 ----                       ----                        ----

                                          SALES        AMOUNT        SALES         AMOUNT         SALES      AMOUNT
                                         CHARGES      RETAINED      CHARGES       RETAINED       CHARGES    RETAINED
                                         -------      --------      -------       --------       -------    --------
AIM Basic Value Fund                   $ 9,981,981   $1,521,182   $14,544,555   $ 2,184,609   $ 2,328,332    $ 369,761
AIM Mid Cap Core Equity Fund             5,400,197      804,255     2,865,187       431,519     1,083,635      177,606
AIM Small Cap Growth Fund                1,310,416      198,431       940,378       132,238       803,007      137,909



         The following chart reflects the contingent deferred sales charges paid by Class A, Class B, Class C and Class R shareholders and retained by AIM Distributors for the last three fiscal years ended December 31:



                                    2002         2001         2000
                                    ----         ----         ----
AIM Basic Value Fund              $ 235,808    $ 171,073    $ 36,098
AIM Mid Cap Core Equity Fund         72,938       29,528       4,238
AIM Small Cap Growth Fund            53,881       44,797      12,529

                                   APPENDIX L

                                PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURNS

         The average annual total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                   PERIODS ENDED
                                                 DECEMBER 31, 2002
                                                 -----------------
                                                                 SINCE     INCEPTION
      CLASS A SHARES:           1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
      --------------            ------    -------   --------   ---------     ----
AIM Basic Value Fund            -27.37%    4.33%         -      10.25%     10/18/95
AIM Mid Cap Core Equity Fund    -15.99%    5.57%     10.32%         -      06/09/87
AIM Small Cap Growth Fund       -31.96%    6.45%         -       9.04%     10/18/95


         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                             PERIODS ENDED
                                           DECEMBER 31, 2002
                                           -----------------
                                                      SINCE     INCEPTION
      CLASS B SHARES:           1 YEAR    5 YEARS   INCEPTION     DATE
      --------------            ------    -------   ---------     ----
AIM Basic Value Fund            -27.45%    4.49%     10.41%     10/18/95
AIM Mid Cap Core Equity Fund    -16.10%    5.75%     11.49%     04/01/93
AIM Small Cap Growth Fund       -32.15%    6.57%      9.14%     10/18/95

         The average annual total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                              PERIODS ENDED
                                            DECEMBER 31, 2002
                                            -----------------
                                                                INCEPTION
      CLASS C SHARES:            1 YEAR      SINCE INCEPTION       DATE
      --------------             ------      ---------------       ----
AIM Basic Value Fund            -24.39%          0.13%          05/03/99
AIM Mid Cap Core Equity Fund    -12.58%          8.60%          05/03/99
AIM Small Cap Growth Fund       -29.28%         -0.08%          05/03/99

         The average annual total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                       PERIODS ENDED
                                     DECEMBER 31, 2002*
                                     ------------------
                                                                 SINCE     INCEPTION
      CLASS R SHARES:           1 YEAR    5 YEARS   10 YEARS   INCEPTION    DATE**
      --------------            ------    -------   --------   ---------    ------
AIM Basic Value Fund            -23.25%    5.35%         -       10.96%    10/18/95
AIM Mid Cap Core Equity         -11.14%    6.63%     10.79%          -     06/09/87
Fund
AIM Small Cap Growth Fund       -28.21%    7.47%         -        9.73%    10/18/95


* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R. shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

CUMULATIVE TOTAL RETURNS

         The cumulative total returns (including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                       PERIODS ENDED
                                     DECEMBER 31, 2002
                                     -----------------
                                                                 SINCE     INCEPTION
      CLASS A SHARES:           1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
      --------------            ------    -------   --------   ---------     ----
AIM Basic Value Fund            -27.37%   23.60%         -      101.99%    10/18/95
AIM Mid Cap Core Equity Fund    -15.99%   31.14%    167.07%          -     06/09/87
AIM Small Cap Growth Fund       -31.96%   36.69%         -       86.57%    10/18/95


         The cumulative total returns (including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                  PERIODS ENDED
                                DECEMBER 31, 2002
                                -----------------
                                                      SINCE     INCEPTION
      CLASS B SHARES:           1 YEAR    5 YEARS   INCEPTION     DATE
      --------------            ------    -------   ---------     ----
AIM Basic Value Fund            -27.45%    24.56%    104.12%    10/18/95
AIM Mid Cap Core Equity Fund    -16.10%    32.23%    188.67%    04/01/93
AIM Small Cap Growth Fund       -32.15%    37.45%     87.76%    10/18/95

         The cumulative total returns (including maximum applicable contingent deferred sales charge ) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                         PERIODS ENDED
                                       DECEMBER 31, 2002
                                       -----------------
                                            SINCE      INCEPTION
         CLASS C SHARES:        1 YEAR    INCEPTION       DATE
         --------------         ------    ---------       ----
AIM Basic Value Fund            -24.39%     0.49%      05/03/99
AIM Mid Cap Core Equity Fund    -12.58%    35.30%      05/03/99
AIM Small Cap Growth Fund       -29.28%    -0.29%      05/03/99

         The cumulative total returns (not including the 0.75% contingent deferred sales charge that may be imposed on a total redemption of retirement plan assets within the first year) for each Fund, with respect to its Class R shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                   PERIODS ENDED
                                                 DECEMBER 31, 2002*
                                                 ------------------
                                                                 SINCE     INCEPTION
         CLASS R SHARES:        1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE**
         --------------         ------    -------   --------   ---------   ---------
AIM Basic Value Fund            -23.25%    29.79%        -      111.53%    10/18/95
AIM Mid Cap Core Equity Fund    -11.14%    37.84%   178.70%          -      0609/87
AIM Small Cap Growth Fund       -28.21%    43.37%        -       95.14%    10/18/95


* The returns shown for these periods are the blended returns of the historical performance of the Funds' Class R shares since June 3, 2002 and the restated historical performance of the Funds' Class A shares (for periods prior to June 3, 2002) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to the Class R. shares.

** The inception date shown in the table is that of the Funds' Class A shares. The inception date of the Funds' Class R shares is June 3, 2002.

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)

         The average annual total returns (after taxes on distributions and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                                  PERIODS ENDED
                                                DECEMBER 31, 2002
                                                -----------------
                                                                 SINCE     INCEPTION
      CLASS A SHARES:           1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
      --------------            ------    -------   --------   ---------     ----
AIM Basic Value Fund            -27.37%    4.11%        -        9.62%     10/18/95
AIM Mid Cap Core Equity Fund    -16.00%    3.46%     7.34%          -      06/09/87
AIM Small Cap Growth Fund       -31.96%    5.65%        -        7.95%     10/18/95


         The average annual total returns (after taxes on distributions and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                               PERIODS ENDED
                                             DECEMBER 31, 2002
                                             -----------------
                                                      SINCE     INCEPTION
      CLASS B SHARES:           1 YEAR    5 YEARS   INCEPTION      DATE
      --------------            ------    -------   ---------      ----
AIM Basic Value Fund            -27.45%    4.27%      9.79%     10/18/95
AIM Mid Cap Core Equity Fund    -16.12%    3.48%      8.32%     04/01/93
AIM Small Cap Growth Fund       -32.15%    5.73%      8.02%     10/18/95


                                            PERIODS ENDED
                                          DECEMBER 31, 2002
                                          -----------------
                                             SINCE      INCEPTION
      CLASS C SHARES:            1 YEAR    INCEPTION      DATE
      --------------             ------    ---------      ----
AIM Basic Value Fund             -24.39%     0.01%      05/03/99
AIM Mid Cap Core Equity Fund     -12.60%     6.05%      05/03/99
AIM Small Cap Growth Fund        -29.28%    -0.81%      05/03/99


AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

         The average annual total returns (after taxes on distributions and redemption and including sales loads) for each Fund, with respect to its Class A shares, for the one, five and ten year periods (or since inception if less that ten years) ended December 31 are as follows:


                                               PERIODS ENDED
                                             DECEMBER 31, 2002
                                             -----------------
                                                                 SINCE     INCEPTION
      CLASS A SHARES:           1 YEAR    5 YEARS   10 YEARS   INCEPTION     DATE
      --------------            ------    -------   --------   ---------     ----
AIM Basic Value Fund            -16.81%    3.42%        -        8.27%     10/18/95
AIM Mid Cap Core Equity Fund     -9.80%    3.65%     7.11%          -      06/09/87
AIM Small Cap Growth Fund       -19.62%    5.04%        -        7.05%     10/18/95


         The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class B shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:


                                             PERIODS ENDED
                                           DECEMBER 31, 2002
                                           -----------------
                                                      SINCE     INCEPTION
      CLASS B SHARES:           1 YEAR    5 YEARS   INCEPTION      DATE
      --------------            ------    -------   ---------      ----
AIM Basic Value Fund            -16.85%    3.56%      8.42%     10/18/95
AIM Mid Cap Core Equity Fund    -9.86%     3.75%      8.07%     04/01/93
AIM Small Cap Growth Fund       -19.74%    5.13%      7.14%     10/18/95



       The average annual total returns (after taxes on distributions and redemption and including maximum applicable contingent deferred sales charge) for each Fund, with respect to its Class C shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:

                                          PERIODS ENDED
                                        DECEMBER 31, 2002
                                        -----------------
                                            SINCE      INCEPTION
       CLASS C SHARES:          1 YEAR    INCEPTION       DATE
       --------------           ------    ---------       ----
AIM Basic Value Fund            -14.98%     0.06%      05/03/99
AIM Mid Cap Core Equity Fund     -7.70%     6.04%      05/03/99
AIM Small Cap Growth Fund       -17.98%    -0.18%      05/03/99

                              FINANCIAL STATEMENTS

                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Value Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================
DOMESTIC COMMON STOCKS-85.34%

ADVERTISING-5.07%

Interpublic Group of Cos., Inc. (The)            6,922,700   $   97,471,616
---------------------------------------------------------------------------
Omnicom Group Inc.                               2,065,000      133,399,000
===========================================================================
                                                                230,870,616
===========================================================================

AEROSPACE & DEFENSE-1.07%

Honeywell International Inc.                     2,025,000       48,600,000
===========================================================================

APPAREL RETAIL-3.09%

Gap, Inc. (The)                                  9,057,300      140,569,296
===========================================================================

BANKS-6.35%

Bank of America Corp.                            1,476,799      102,740,906
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 3,910,000       93,683,600
---------------------------------------------------------------------------
Bank One Corp.                                   2,543,000       92,946,650
===========================================================================
                                                                289,371,156
===========================================================================

BUILDING PRODUCTS-4.17%

American Standard Cos. Inc.(a)                   1,399,000       99,524,860
---------------------------------------------------------------------------
Masco Corp.                                      4,292,600       90,359,230
===========================================================================
                                                                189,884,090
===========================================================================

DATA PROCESSING SERVICES-4.43%

Ceridian Corp.(a)                                5,946,300       85,745,646
---------------------------------------------------------------------------
First Data Corp.                                 3,276,000      116,003,160
===========================================================================
                                                                201,748,806
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.87%

Cendant Corp.(a)                                 4,745,000       49,727,600
---------------------------------------------------------------------------
H&R Block, Inc.                                  3,145,400      126,445,080
===========================================================================
                                                                176,172,680
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.74%

Citigroup Inc.                                   3,444,597      121,215,368
---------------------------------------------------------------------------
Freddie Mac                                      2,100,400      124,028,620
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          4,716,000      113,184,000
---------------------------------------------------------------------------
Janus Capital Group Inc.                         4,544,000       59,390,080
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        2,882,000      109,371,900
---------------------------------------------------------------------------
Morgan Stanley                                   2,470,000       98,602,400
===========================================================================
                                                                625,792,368
===========================================================================

ELECTRIC UTILITIES-1.08%

PG&E Corp.(a)                                    3,554,000       49,400,600
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.23%

Waters Corp.(a)                                  4,670,000      101,712,600
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================

EMPLOYMENT SERVICES-0.82%

Robert Half International Inc.(a)                2,310,300   $   37,218,933
===========================================================================

ENVIRONMENTAL SERVICES-3.11%

Waste Management, Inc.                           6,192,167      141,924,468
===========================================================================

FOOD RETAIL-3.58%

Kroger Co. (The)(a)                              7,216,400      111,493,380
---------------------------------------------------------------------------
Safeway Inc.(a)                                  2,200,000       51,392,000
===========================================================================
                                                                162,885,380
===========================================================================

GENERAL MERCHANDISE STORES-1.80%

Target Corp.                                     2,740,600       82,218,000
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.56%

IMS Health Inc.                                  5,535,900       88,574,400
---------------------------------------------------------------------------
McKesson Corp.                                   2,721,900       73,572,957
===========================================================================
                                                                162,147,357
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.58%

Starwood Hotels & Resorts Worldwide, Inc.        3,024,000       71,789,760
===========================================================================

INDUSTRIAL MACHINERY-1.63%

Parker-Hannifin Corp.                            1,607,600       74,158,588
===========================================================================

LEISURE PRODUCTS-1.55%

Mattel, Inc.                                     3,686,460       70,595,709
===========================================================================

LIFE & HEALTH INSURANCE-1.22%

UnumProvident Corp.                              3,163,300       55,484,282
===========================================================================

MANAGED HEALTH CARE-1.52%

UnitedHealth Group Inc.                            827,200       69,071,200
===========================================================================

MOVIES & ENTERTAINMENT-1.76%

Walt Disney Co. (The)                            4,910,000       80,082,100
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.53%

Duke Energy Corp.                                3,575,000       69,855,500
===========================================================================

OIL & GAS DRILLING-4.98%

ENSCO International Inc.                         4,491,000      132,259,950
---------------------------------------------------------------------------
Transocean Inc.                                  4,076,698       94,579,394
===========================================================================
                                                                226,839,344
===========================================================================

PHARMACEUTICALS-2.08%

Wyeth                                            2,540,000       94,996,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.43%

MGIC Investment Corp.                            1,114,100   $   46,012,330
---------------------------------------------------------------------------
Radian Group Inc.                                1,747,396       64,915,761
===========================================================================
                                                                110,928,091
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.22%

Applied Materials, Inc.(a)                       5,105,000       66,518,150
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        2,849,000       79,999,920
===========================================================================
                                                                146,518,070
===========================================================================

SYSTEMS SOFTWARE-2.81%

Computer Associates International, Inc.          9,484,900      128,046,150
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                   5,570,000       48,180,500
===========================================================================
    Total Domestic Common Stocks (Cost
      $4,510,937,818)                                         3,887,061,644
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.71%

BERMUDA-8.31%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                   2,365,000       83,413,550
---------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                10,646,000      181,833,680
---------------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
  Equipment & Services)(a)                       2,837,000      113,281,410
===========================================================================
                                                                378,528,640
===========================================================================

CAYMAN ISLANDS-2.37%

  ACE Ltd. (Property & Casualty Insurance)       3,687,000      108,176,580
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================

NETHERLANDS-1.03%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)    2,643,098   $   46,729,973
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $707,004,899)                             533,435,193
===========================================================================

MONEY MARKET FUNDS-3.94%

STIC Liquid Assets Portfolio(b)                 89,779,169       89,779,169
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                         89,779,169       89,779,169
===========================================================================
    Total Money Market Funds (Cost
      $179,558,338)                                             179,558,338
===========================================================================
TOTAL INVESTMENTS-100.99% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $5,397,501,055)                                             4,600,055,175
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANS

MONEY MARKET FUNDS-5.08%

STIC Liquid Assets Portfolio(b)(c)             115,607,394      115,607,394
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     115,607,395      115,607,395
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $231,214,789)                                       231,214,789
===========================================================================
TOTAL INVESTMENTS-106.07% (Cost
  $5,628,715,844)                                             4,831,269,964
===========================================================================
OTHER ASSETS LESS LIABILITIES-(6.07%)                          (276,340,698)
===========================================================================
NET ASSETS-100.00%                                           $4,554,929,266
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $5,628,715,844)*                            $4,831,269,964
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,031,217
------------------------------------------------------------
  Fund shares sold                                19,848,562
------------------------------------------------------------
  Dividends                                        6,793,524
------------------------------------------------------------
Investment for deferred compensation plan             23,645
------------------------------------------------------------
Other assets                                         153,084
============================================================
    Total assets                               4,863,119,996
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           50,761,427
------------------------------------------------------------
  Fund shares reacquired                          18,336,269
------------------------------------------------------------
  Deferred compensation plan                          23,645
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       231,214,789
------------------------------------------------------------
Accrued distribution fees                          5,020,831
------------------------------------------------------------
Accrued transfer agent fees                        2,287,253
------------------------------------------------------------
Accrued operating expenses                           546,516
============================================================
    Total liabilities                            308,190,730
============================================================
Net assets applicable to shares
  outstanding                                 $4,554,929,266
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,534,964,078
____________________________________________________________
============================================================
Class B                                       $1,498,498,797
____________________________________________________________
============================================================
Class C                                       $  518,574,540
____________________________________________________________
============================================================
Class R                                       $    1,421,225
____________________________________________________________
============================================================
Institutional Class                           $    1,470,626
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                          115,987,981
____________________________________________________________
============================================================
Class B                                           71,668,879
____________________________________________________________
============================================================
Class C                                           24,804,890
____________________________________________________________
============================================================
Class R                                               65,077
____________________________________________________________
============================================================
Institutional Class                                   66,994
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        21.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.86 divided by
      94.50%)                                 $        23.13
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        20.91
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        20.91
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        21.84
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        21.95
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $199,616)                               $    51,387,184
------------------------------------------------------------
Dividends from affiliated money market
  funds                                            3,622,103
------------------------------------------------------------
Security lending income                              271,120
============================================================
    Total investment income                       55,280,407
============================================================

EXPENSES:

Advisory fees                                     31,679,859
------------------------------------------------------------
Administrative services fees                         486,863
------------------------------------------------------------
Custodian fees                                       329,909
------------------------------------------------------------
Distribution fees -- Class A                       8,779,210
------------------------------------------------------------
Distribution fees -- Class B                      16,608,838
------------------------------------------------------------
Distribution fees -- Class C                       5,884,893
------------------------------------------------------------
Distribution fees -- Class R                           1,647
------------------------------------------------------------
Transfer agent fees                               12,513,944
------------------------------------------------------------
Transfer agent fees -- Institutional Class               333
------------------------------------------------------------
Trustees' fees                                        33,990
------------------------------------------------------------
Other                                              1,762,558
============================================================
    Total expenses                                78,082,044
============================================================
Less: Fees waived                                    (39,803)
------------------------------------------------------------
    Expenses paid indirectly                         (73,235)
============================================================
    Net expenses                                  77,969,006
============================================================
Net investment income (loss)                     (22,688,599)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (224,532,143)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities     (1,119,642,589)
============================================================
Net gain (loss) from investment securities    (1,344,174,732)
============================================================
Net increase (decrease) in net assets
  resulting from operations                  $(1,366,863,331)
____________________________________________________________
============================================================

* At December 31, 2002, securities with an aggregate market value of $228,283,230 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (22,688,599)   $   (9,594,809)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                             (224,532,143)     (231,405,003)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,119,642,589)      216,112,590
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,366,863,331)      (24,887,222)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                  --          (114,095)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                  --        (1,004,440)
-----------------------------------------------------------------------------------------------
  Class B                                                                  --          (778,204)
-----------------------------------------------------------------------------------------------
  Class C                                                                  --          (290,032)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,177,106,683     1,619,680,325
-----------------------------------------------------------------------------------------------
  Class B                                                         447,671,199     1,315,483,690
-----------------------------------------------------------------------------------------------
  Class C                                                         122,712,958       379,676,399
-----------------------------------------------------------------------------------------------
  Class R                                                           1,424,141                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                               1,422,881                --
===============================================================================================
    Net increase in net assets                                    383,474,531     3,287,766,421
===============================================================================================

NET ASSETS:

  Beginning of year                                             4,171,454,735       883,688,314
===============================================================================================
  End of year                                                 $ 4,554,929,266    $4,171,454,735
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 5,811,813,680    $4,084,121,184
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                          (65,471)          (22,238)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                              (459,373,063)     (234,840,920)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (797,445,880)      322,196,709
===============================================================================================
                                                              $ 4,554,929,266    $4,171,454,735
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $39,803.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $486,863 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $5,522,212 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $8,779,210, $16,608,838, $5,884,893 and $1,647, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $1,521,182 in front-end sales commissions from the sale of Class A shares and $36,121, $5,523, $194,164, and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $10,466 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $72,605 and reductions in custodian fees of $630 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $73,235.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $228,283,230 were on loan to brokers. The loans were secured by cash collateral of $231,214,789 received by the Fund and subsequently invested in affiliated money market funds as follows: $115,607,394 in STIC Liquid Assets Portfolio and $115,607,395 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $271,120 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:
------------------------------

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                           2002         2001
---------------------------------------------------------------
Distributions paid from:
  Ordinary income                        $    --     $1,140,758
---------------------------------------------------------------
  Long-term capital gain                      --      1,046,013
===============================================================
                                         $    --     $2,186,771
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:
--------------------------------------

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments               $ (808,908,153)
------------------------------------------------------------
Temporary book/tax differences                       (65,471)
------------------------------------------------------------
Capital loss carryforward                       (435,212,033)
------------------------------------------------------------
Post-October capital loss deferral               (12,698,757)
------------------------------------------------------------
Shares of beneficial interest                  5,811,813,680
============================================================
                                              $4,554,929,266
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                           CAPITAL LOSS
EXPIRATION                                 CARRYFORWARD
-------------------------------------------------------
December 31, 2009                          $101,680,239
-------------------------------------------------------
December 31, 2010                           333,531,794
=======================================================
                                           $435,212,033
_______________________________________________________
=======================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $3,143,527,166 and $1,381,420,449, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $   215,316,580
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (1,024,224,733)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $  (808,908,153)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $5,640,178,117.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss and other items on December 31, 2002, undistributed net investment income was increased by $22,645,366 and shares of beneficial interest decreased by $22,645,366. This reclassification had no effect on the net assets of the Fund.

                                                                BASIC VALUE FUND


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                             2001
                                                              -----------------------------    -----------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      76,760,537    $1,974,256,884     70,490,380    $1,992,135,991
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      36,719,189       930,261,749     54,343,509     1,495,352,954
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      11,937,042       301,540,951     16,273,481       449,321,584
----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         81,501         1,780,171             --                --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            72,939         1,565,277             --                --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --                --         38,557         1,063,809
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --                --         27,343           726,712
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                --         10,073           267,758
============================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       1,123,932        28,176,777             --                --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,169,041)      (28,176,777)            --                --
============================================================================================================================
Reacquired:
  Class A                                                     (34,569,714)     (825,326,978)   (13,646,069)     (373,519,475)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (20,054,811)     (454,413,773)    (6,954,159)     (180,595,976)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (7,825,922)     (178,827,993)    (2,629,184)      (69,912,943)
----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (16,424)         (356,030)            --                --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (5,945)         (142,396)            --                --
============================================================================================================================
                                                               63,053,283    $1,750,337,862    117,953,931    $3,314,840,414
____________________________________________________________________________________________________________________________
============================================================================================================================

  * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                 2002             2001            2000       1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    28.44       $    28.41       $  23.84    $ 18.13       $17.25
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)        (0.02)(a)       0.06       0.05(a)      0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.54)            0.06           4.74       5.75         1.16
================================================================================================================================
    Total from investment operations                               (6.58)            0.04           4.80       5.80         1.20
================================================================================================================================
Less distributions:
  Dividends from net investment income                              0.00             0.00          (0.03)      0.00         0.00
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             0.00            (0.01)         (0.20)     (0.09)       (0.32)
================================================================================================================================
    Total distributions                                             0.00            (0.01)         (0.23)     (0.09)       (0.32)
================================================================================================================================
Net asset value, end of period                                $    21.86       $    28.44       $  28.41    $ 23.84       $18.13
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (23.14)%           0.16%         20.20%     32.04%        7.02%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534,964       $2,066,536       $448,668    $70,791       $9,074
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.33%(c)         1.30%          1.32%      1.69%        1.74%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.33%(c)         1.30%          1.32%      1.71%        2.11%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.17)%(c)       (0.05)%         0.49%      0.23%        0.25%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               30%              20%            56%        63%         148%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,508,345,697.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                 2002             2001            2000       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    27.38       $    27.54       $  23.23    $ 17.79       $ 17.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.20)(a)        (0.19)(a)      (0.02)     (0.09)(a)     (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.27)            0.04           4.53       5.62          1.15
=================================================================================================================================
    Total from investment operations                               (6.47)           (0.15)          4.51       5.53          1.07
=================================================================================================================================
Less distributions from net realized gains                          0.00            (0.01)         (0.20)     (0.09)        (0.32)
=================================================================================================================================
Net asset value, end of period                                $    20.91       $    27.38       $  27.54    $ 23.23       $ 17.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (23.63)%          (0.53)%        19.47%     31.13%         6.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,498,499       $1,538,292       $241,157    $55,785       $17,406
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.98%(c)         1.95%          1.97%      2.34%         2.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.98%(c)         1.95%          1.97%      2.36%         2.76%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.82)%(c)       (0.70)%        (0.16)%    (0.42)%       (0.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               30%              20%            56%        63%          148%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $1,660,883,829.

                                                                                         CLASS C
                                                                ----------------------------------------------------------
                                                                                                              MAY 3, 1999
                                                                                                              (DATE SALES
                                                                       YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                                --------------------------------------       DECEMBER 31,
                                                                  2002           2001           2000             1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  27.38       $  27.54       $  23.23          $21.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.20)(a)      (0.19)(a)      (0.02)          (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.27)          0.04           4.53            2.31
==========================================================================================================================
    Total from investment operations                               (6.47)         (0.15)          4.51            2.25
==========================================================================================================================
  Less distributions from net realized gains                        0.00          (0.01)         (0.20)          (0.09)
==========================================================================================================================
Net asset value, end of period                                  $  20.91       $  27.38       $  27.54          $23.23
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                   (23.63)%        (0.53)%        19.47%          10.72%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $518,575       $566,627       $193,863          $7,669
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.98%(c)       1.95%          1.97%           2.34%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.98%(c)       1.95%          1.97%           2.36%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.82)%(c)     (0.70)%        (0.16)%         (0.42)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                               30%            20%            56%             63%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $588,489,280.
(d)  Annualized.

                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 27.54
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.05)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (5.65)
=============================================================================
    Total from investment operations                                 (5.70)
=============================================================================
Net asset value, end of period                                     $ 21.84
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (20.70)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 1,421
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.54%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets          (0.37)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 30%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $569,759.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 29.63
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.06(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (7.74)
=================================================================================
    Total from investment operations                                  (7.68)
=================================================================================
Net asset value, end of period                                      $ 21.95
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      (25.92)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $ 1,471
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                0.81%(c)
=================================================================================
Ratio of net investment income to average net assets                   0.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  30%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $494,705.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Mid Cap Core Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Core Equity Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-81.75%

ADVERTISING-1.30%

Omnicom Group Inc.                                  350,000   $   22,610,000
============================================================================

Aerospace & Defense-2.45%

Northrop Grumman Corp.                              245,000       23,765,000
----------------------------------------------------------------------------
Raytheon Co.                                        615,000       18,911,250
============================================================================
                                                                  42,676,250
============================================================================

APPLICATION SOFTWARE-1.27%

PeopleSoft, Inc.(a)                               1,210,000       22,143,000
============================================================================

BANKS-0.92%

Marshall & Ilsley Corp.                             300,000        8,214,000
----------------------------------------------------------------------------
TCF Financial Corp.                                 180,000        7,864,200
============================================================================
                                                                  16,078,200
============================================================================

COMPUTER & ELECTRONICS RETAIL-1.41%

Best Buy Co., Inc.(a)                             1,020,000       24,633,000
============================================================================

CONSTRUCTION MATERIALS-0.73%

Martin Marietta Materials, Inc.                     415,000       12,723,900
============================================================================

DATA PROCESSING SERVICES-4.74%

Ceridian Corp.(a)                                 2,815,000       40,592,300
----------------------------------------------------------------------------
Certegy Inc.(a)                                     960,400       23,577,820
----------------------------------------------------------------------------
Convergys Corp.(a)                                1,215,000       18,407,250
============================================================================
                                                                  82,577,370
============================================================================

DIVERSIFIED CHEMICALS-0.95%

Engelhard Corp.                                     740,000       16,539,000
============================================================================

DIVERSIFIED FINANCIAL SERVICES-1.21%

Principal Financial Group, Inc.                     700,000       21,091,000
============================================================================

ELECTRIC UTILITIES-2.43%

FPL Group, Inc.                                     117,500        7,065,275
----------------------------------------------------------------------------
Wisconsin Energy Corp.                            1,400,000       35,280,000
============================================================================
                                                                  42,345,275
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.03%

Rockwell Automation, Inc.                           870,000       18,017,700
============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-8.65%

Amphenol Corp.-Class A(a)                           610,000       23,180,000
----------------------------------------------------------------------------
Diebold, Inc.                                       430,000       17,724,600
----------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                655,000       20,999,300
----------------------------------------------------------------------------
Millipore Corp.(a)                                  450,000       15,300,000
----------------------------------------------------------------------------
Molex Inc.-Class A                                  658,125       13,090,106
----------------------------------------------------------------------------
Roper Industries, Inc.                              580,000       21,228,000
----------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                     670,000        7,490,600
----------------------------------------------------------------------------
Waters Corp.(a)                                   1,455,000       31,689,900
============================================================================
                                                                 150,702,506
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

ENVIRONMENTAL SERVICES-1.80%

Republic Services, Inc.(a)                        1,490,000   $   31,260,200
============================================================================

FOOD RETAIL-2.36%

Kroger Co. (The)(a)                               1,500,000       23,175,000
----------------------------------------------------------------------------
Safeway Inc.(a)                                     770,000       17,987,200
============================================================================
                                                                  41,162,200
============================================================================

FOOTWEAR-1.30%

NIKE, Inc.-Class B                                  507,900       22,586,313
============================================================================

FOREST PRODUCTS-0.83%

Louisiana-Pacific Corp.(a)                        1,787,100       14,404,026
============================================================================

GENERAL MERCHANDISE STORES-1.97%

BJ's Wholesale Club, Inc.(a)                        885,000       16,195,500
----------------------------------------------------------------------------
Family Dollar Stores, Inc.                          582,000       18,164,220
============================================================================
                                                                  34,359,720
============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.80%

IMS Health Inc.                                   1,960,000       31,360,000
============================================================================

HEALTH CARE EQUIPMENT-3.97%

Apogent Technologies Inc.(a)                      1,675,000       34,840,000
----------------------------------------------------------------------------
Bard (C.R.), Inc.                                   290,000       16,820,000
----------------------------------------------------------------------------
Beckman Coulter, Inc.                               590,000       17,416,800
============================================================================
                                                                  69,076,800
============================================================================

HOME FURNISHINGS-1.34%

Mohawk Industries, Inc.(a)                          410,420       23,373,419
============================================================================

HOUSEHOLD APPLIANCES-1.94%

Black & Decker Corp. (The)                          390,000       16,727,100
----------------------------------------------------------------------------
Whirlpool Corp.                                     325,000       16,971,500
============================================================================
                                                                  33,698,600
============================================================================

HOUSEHOLD PRODUCTS-1.25%

Dial Corp. (The)                                  1,072,100       21,838,677
============================================================================

HOUSEWARES & SPECIALTIES-0.64%

Fortune Brands, Inc.                                240,000       11,162,400
============================================================================

INDUSTRIAL MACHINERY-6.57%

Dover Corp.                                       1,420,000       41,407,200
----------------------------------------------------------------------------
Flowserve Corp.(a)                                  840,000       12,423,600
----------------------------------------------------------------------------
ITT Industries, Inc.                                165,000       10,013,850
----------------------------------------------------------------------------
Kennametal Inc.                                     370,000       12,757,600
----------------------------------------------------------------------------
Pentair, Inc.                                       540,000       18,657,000
----------------------------------------------------------------------------
SPX Corp.(a)                                        514,000       19,249,300
============================================================================
                                                                 114,508,550
============================================================================

IT CONSULTING & SERVICES-1.01%

Affiliated Computer Services, Inc.-Class A(a)       335,000       17,637,750
============================================================================

Leisure Products-2.64%

Brunswick Corp.                                   1,750,000       34,755,000
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
LEISURE PRODUCTS-(CONTINUED)

Mattel, Inc.                                        586,000   $   11,221,900
============================================================================
                                                                  45,976,900
============================================================================

METAL & GLASS CONTAINERS-1.03%

Pactiv Corp.(a)                                     820,000       17,925,200
============================================================================

OFFICE ELECTRONICS-0.86%

Zebra Technologies Corp.-Class A(a)                 260,000       14,898,000
============================================================================

OFFICE SERVICES & SUPPLIES-1.47%

Herman Miller, Inc.                               1,390,000       25,576,000
============================================================================

OIL & GAS DRILLING-0.71%

Noble Corp. (Cayman Islands)(a)                     350,000       12,302,500
============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.23%

BJ Services Co.(a)                                  420,000       13,570,200
----------------------------------------------------------------------------
Cooper Cameron Corp.(a)                             265,000       13,202,300
----------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         300,000       11,979,000
============================================================================
                                                                  38,751,500
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.11%

Valero Energy Corp.                                 525,000       19,393,500
============================================================================

Packaged Foods & Meats-1.00%

Campbell Soup Co.                                   740,000       17,367,800
============================================================================

PERSONAL PRODUCTS-1.27%

Avon Products, Inc.                                 410,000       22,086,700
============================================================================

PHARMACEUTICALS-1.88%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          572,000       22,084,920
----------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                     380,000       10,742,600
============================================================================
                                                                  32,827,520
============================================================================

PROPERTY & CASUALTY INSURANCE-2.56%

ACE Ltd. (Cayman Islands)                           805,000       23,618,700
----------------------------------------------------------------------------
MGIC Investment Corp.                               319,300       13,187,090
----------------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)            100,000        7,725,000
============================================================================
                                                                  44,530,790
============================================================================

RAILROADS-0.61%

Norfolk Southern Corp.                              530,000       10,594,700
============================================================================

RESTAURANTS-1.90%

Jack in the Box Inc.(a)                             857,800       14,831,362
----------------------------------------------------------------------------
Outback Steakhouse, Inc.                            530,000       18,253,200
============================================================================
                                                                  33,084,562
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

Semiconductor Equipment-0.79%

Novellus Systems, Inc.(a)                           490,000   $   13,759,200
============================================================================

SEMICONDUCTORS-1.63%

Microchip Technology Inc.                           582,500       14,242,125
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                     690,000       14,214,000
============================================================================
                                                                  28,456,125
============================================================================

SPECIALTY CHEMICALS-0.96%

Rohm & Haas Co.                                     515,000       16,727,200
============================================================================

SPECIALTY STORES-0.71%

Barnes & Noble, Inc.(a)                             685,000       12,377,950
============================================================================

SYSTEMS SOFTWARE-3.45%

BMC Software, Inc.(a)                               970,000       16,596,700
----------------------------------------------------------------------------
Computer Associates International, Inc.           3,227,500       43,571,250
============================================================================
                                                                  60,167,950
============================================================================

TELECOMMUNICATIONS EQUIPMENT-1.07%

Advanced Fibre Communications, Inc.(a)            1,115,000       18,598,200
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,490,279,051)                          1,423,968,153
============================================================================

MONEY MARKET FUNDS-21.56%

STIC Liquid Assets Portfolio(b)                 187,767,715      187,767,715
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                         187,767,716      187,767,716
============================================================================
    Total Money Market Funds (Cost
      $375,535,431)                                              375,535,431
============================================================================
TOTAL INVESTMENTS-103.31% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $1,865,814,482)                                              1,799,503,584
============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-7.34%

STIC Liquid Assets Portfolio(b)(c)               63,966,375       63,966,375
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                       63,966,376       63,966,376
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $127,932,751)                                        127,932,751
============================================================================
TOTAL INVESTMENTS-110.65% (Cost
  $1,993,747,233)                                              1,927,436,335
============================================================================
OTHER ASSETS LESS LIABILITIES-(10.65%)                          (185,507,301)
============================================================================
NET ASSETS-100.00%                                            $1,741,929,034
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $1,993,747,233)*                            $1,927,436,335
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,897,633
------------------------------------------------------------
  Fund shares sold                                12,584,280
------------------------------------------------------------
  Dividends                                        1,174,875
------------------------------------------------------------
Investment for deferred compensation plan              6,352
------------------------------------------------------------
Other assets                                          86,718
============================================================
    Total assets                               1,945,186,193
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           69,367,438
------------------------------------------------------------
  Fund shares reacquired                           3,388,328
------------------------------------------------------------
  Deferred compensation plan                           6,352
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       127,932,751
------------------------------------------------------------
Accrued distribution fees                          1,655,777
------------------------------------------------------------
Accrued transfer agent fees                          772,266
------------------------------------------------------------
Accrued operating expenses                           134,247
============================================================
    Total liabilities                            203,257,159
============================================================
Net assets applicable to shares outstanding   $1,741,929,034
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,072,673,267
____________________________________________________________
============================================================
Class B                                       $  500,166,316
____________________________________________________________
============================================================
Class C                                       $  161,486,733
____________________________________________________________
============================================================
Class R                                       $    2,785,524
____________________________________________________________
============================================================
Institutional Class                           $    4,817,194
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           50,664,905
____________________________________________________________
============================================================
Class B                                           25,744,337
____________________________________________________________
============================================================
Class C                                            8,320,943
____________________________________________________________
============================================================
Class R                                              131,543
____________________________________________________________
============================================================
Institutional Class                                  226,441
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        21.17
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.17 divided by
      94.50%)                                 $        22.40
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        19.43
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        19.41
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        21.18
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        21.27
____________________________________________________________
============================================================

* At December 31, 2002, securities with an aggregate market value of $125,936,123 were on loan to brokers.
Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $19,656)                                     $   9,465,481
------------------------------------------------------------
Dividends from affiliated money market funds       4,507,221
------------------------------------------------------------
Interest                                              23,988
------------------------------------------------------------
Security lending income                              207,786
============================================================
    Total investment income                       14,204,476
============================================================

EXPENSES:

Advisory fees                                      9,735,227
------------------------------------------------------------
Administrative services fees                         274,931
------------------------------------------------------------
Custodian fees                                        72,067
------------------------------------------------------------
Distribution fees -- Class A                       2,838,084
------------------------------------------------------------
Distribution fees -- Class B                       4,506,502
------------------------------------------------------------
Distribution fees -- Class C                       1,224,586
------------------------------------------------------------
Distribution fees -- Class R                           2,428
------------------------------------------------------------
Transfer agent fees                                4,231,264
------------------------------------------------------------
Trustees' fees                                        15,936
------------------------------------------------------------
Other                                                631,091
============================================================
    Total expenses                                23,532,116
============================================================
Less: Fees waived                                    (42,589)
------------------------------------------------------------
    Expenses paid indirectly                         (22,811)
============================================================
    Net expenses                                  23,466,716
============================================================
Net investment income (loss)                      (9,262,240)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (22,288,653)
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (166,482,913)
============================================================
Net gain (loss) from investment securities      (188,771,566)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(198,033,806)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (9,262,240)   $ (3,420,458)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (22,288,653)      2,072,999
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (166,482,913)      2,353,011
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (198,033,806)      1,005,552
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --        (296,068)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (1,222,471)     (5,805,537)
--------------------------------------------------------------------------------------------
  Class B                                                           (638,804)     (4,360,649)
--------------------------------------------------------------------------------------------
  Class C                                                           (201,407)       (866,613)
--------------------------------------------------------------------------------------------
  Class R                                                             (2,622)             --
--------------------------------------------------------------------------------------------
  Institutional Class                                                 (5,457)             --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        695,280,419     233,958,818
--------------------------------------------------------------------------------------------
  Class B                                                        234,195,517     129,312,140
--------------------------------------------------------------------------------------------
  Class C                                                        112,522,467      49,161,867
--------------------------------------------------------------------------------------------
  Class R                                                          2,780,637              --
--------------------------------------------------------------------------------------------
  Institutional Class                                              5,267,651              --
============================================================================================
    Net increase in net assets                                   849,942,124     402,109,510
============================================================================================

NET ASSETS:

  Beginning of year                                              891,986,910     489,877,400
============================================================================================
  End of year                                                 $1,741,929,034    $891,986,910
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,831,543,175    $790,745,950
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (18,142)         (2,209)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (23,285,101)      1,071,154
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (66,310,898)    100,172,015
============================================================================================
                                                              $1,741,929,034    $891,986,910
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund, formerly Mid Cap Equity Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $42,589.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $274,931 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $2,066,301 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $2,838,084, $4,506,502, $1,224,586 and $2,428, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $804,255 in front-end sales commissions from the sale of Class A shares and $10,007, $5,858, $57,073 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $4,808 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $21,728 and reductions in custodian fees of $1,083 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $22,811.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $125,936,123 were on loan to brokers. The loans were secured by cash collateral of $127,932,751 received by the Fund and subsequently invested in affiliated money market funds as follows: $63,966,375 in STIC Liquid

Assets Portfolio and $63,966,376 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $207,786 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                        2002          2001
--------------------------------------------------------------
Distributions paid from:
  Ordinary income                    $       --    $ 8,866,797
--------------------------------------------------------------
  Long-term capital gain              2,070,761      2,462,070
==============================================================
                                     $2,070,761    $11,328,867
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments               $  (67,307,346)
------------------------------------------------------------
Temporary book/tax differences                       (18,142)
------------------------------------------------------------
Capital loss carryforward                        (20,731,654)
------------------------------------------------------------
Post-October capital loss deferral                (1,556,999)
------------------------------------------------------------
Shares of beneficial interest                  1,831,543,175
============================================================
                                              $1,741,929,034
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2010                             $20,731,654
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $1,326,677,586 and $431,849,397 respectively.

  The amount of unrealized appreciation of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $  76,091,115
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (143,398,461)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $ (67,307,346)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,994,743,681.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses and other items on December 31, 2002, undistributed net investment income was increased by $9,246,307, undistributed net realized gains increased by $3,159 and shares of beneficial interest decreased by $9,249,466. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              -----------------------------    ---------------------------
                                                                SHARES           AMOUNT          SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      41,067,783    $  939,876,985    14,841,455    $ 353,924,188
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      17,990,585       384,974,124     9,689,738      214,751,567
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,877,437       145,718,898     2,868,456       63,101,217
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        140,266         2,963,401            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           263,499         6,068,412            --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          55,181         1,164,373       247,762        5,748,094
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          31,286           606,185       191,629        4,107,954
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           9,824           190,001        37,928          812,196
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            124             2,622            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               257             5,457            --               --
==========================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       1,600,496        36,525,348            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,736,124)      (36,525,348)           --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (12,610,500)     (282,286,287)   (5,345,950)    (125,713,464)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,692,653)     (114,859,444)   (4,149,104)     (89,547,381)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,660,523)      (33,386,432)     (683,809)     (14,751,546)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (8,847)         (185,386)           --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           (37,315)         (806,218)           --               --
==========================================================================================================================
                                                               46,290,776    $1,050,046,691    17,698,105    $ 412,432,825
__________________________________________________________________________________________________________________________
==========================================================================================================================

*   Class R shares commenced sales on June 3, 2002.
**  Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                     --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2002             2001            2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    23.85        $  24.04        $  23.48        $  18.97        $  21.01
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.09)(a)       (0.05)(a)        0.10(a)        (0.01)(a)       (0.24)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (2.56)           0.18            4.10            6.88           (0.81)
===============================================================================================================================
    Total from investment operations                      (2.65)           0.13            4.20            6.87           (1.05)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                       --           (0.02)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.03)          (0.30)          (3.64)          (2.36)          (0.99)
===============================================================================================================================
    Total distributions                                   (0.03)          (0.32)          (3.64)          (2.36)          (0.99)
===============================================================================================================================
Net asset value, end of period                       $    21.17        $  23.85        $  24.04        $  23.48        $  18.97
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                          (11.13)%          0.56%          18.76%          37.13%          (4.71)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,072,673        $490,118        $259,803        $178,550        $180,258
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                    1.43%(c)        1.39%           1.37%           1.46%           1.56%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.40)%(c)      (0.22)%          0.38%          (0.07)%         (1.09)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                      38%             68%             72%             90%            168%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $810,880,938.
(d) Ratio includes waiver and expense reductions. Ratio of expense to average net assets excluding waiver and expense reduction was 1.57%.

                                                                                      CLASS B
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------------
                                                        2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  22.03        $  22.36        $  22.21        $  18.16        $  20.31
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.22)(a)       (0.19)(a)       (0.07)(a)       (0.14)(a)       (0.38)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (2.35)           0.16            3.86            6.55           (0.78)
==============================================================================================================================
    Total from investment operations                     (2.57)          (0.03)           3.79            6.41           (1.16)
==============================================================================================================================
Less distributions from net realized gains               (0.03)          (0.30)          (3.64)          (2.36)          (0.99)
==============================================================================================================================
Net asset value, end of period                        $  19.43        $  22.03        $  22.36        $  22.21        $  18.16
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                         (11.69)%         (0.10)%         17.98%          36.25%          (5.41)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $500,166        $333,783        $210,608        $151,392        $165,447
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                   2.08%(c)        2.05%           2.02%           2.11%           2.21%(d)
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.05)%(c)      (0.87)%         (0.27)%         (0.72)%         (1.74)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                     38%             68%             72%             90%            168%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $450,650,215.
(d) Ratio includes waiver and expense reductions. Ratio of expense to average net assets excluding waiver and expense reduction was 2.22%.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                                             MAY 3, 1999
                                                                                                             (DATE SALES
                                                                     YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                              --------------------------------------        DECEMBER 31,
                                                                2002           2001           2000              1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  22.00        $ 22.33        $ 22.19           $19.02
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.22)(a)      (0.19)(a)      (0.07)(a)        (0.10)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.34)          0.16           3.85             5.63
=========================================================================================================================
    Total from investment operations                             (2.56)         (0.03)          3.78             5.53
=========================================================================================================================
Less distributions from net realized gains                       (0.03)         (0.30)         (3.64)           (2.36)
=========================================================================================================================
Net asset value, end of period                                $  19.41        $ 22.00        $ 22.33           $22.19
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                 (11.66)%        (0.10)%        17.95%           29.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $161,487        $68,085        $19,466           $1,564
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.08%(c)       2.05%          2.02%            2.11%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.05)%(c)     (0.87)%        (0.27)%          (0.72)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             38%            68%            72%              90%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $122,458,622.
(d)  Annualized.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                              DECEMBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 24.54
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.07)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.26)
===========================================================================
    Total from investment operations                               (3.33)
===========================================================================
Less distributions from net realized gains                         (0.03)
===========================================================================
Net asset value, end of period                                   $ 21.18
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (13.59)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 2,786
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             1.58%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.55)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               38%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $840,074.

                                                                 CLASS I
                                                              --------------
                                                              MARCH 15, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2002
----------------------------------------------------------------------------
Net asset value, beginning of period                             $ 25.03
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      0.04(a)
----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.77)
============================================================================
    Total from investment operations                               (3.73)
============================================================================
Less distributions from net realized gains                         (0.03)
============================================================================
Net asset value, end of period                                   $ 21.27
____________________________________________________________________________
============================================================================
Total return(b)                                                   (14.92)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 4,817
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             0.82%(c)
============================================================================
Ratio of net investment income to average net assets                0.21%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               38%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,810,072.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Small Cap Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Growth Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-87.55%

AEROSPACE & DEFENSE-1.20%

Aeroflex Inc.(a)                                    425,000      $    2,932,500
-------------------------------------------------------------------------------
Armor Holdings, Inc.(a)                             175,000           2,409,750
-------------------------------------------------------------------------------
Engineered Support Systems, Inc.                    120,000           4,399,200
-------------------------------------------------------------------------------
Integrated Defense Technologies, Inc.(a)            150,000           2,175,000
===============================================================================
                                                                     11,916,450
===============================================================================

AIRLINES-0.24%

Frontier Airlines, Inc.(a)                          350,000           2,366,000
===============================================================================

APPAREL RETAIL-3.88%

Chico's FAS, Inc.(a)                                425,000           8,036,750
-------------------------------------------------------------------------------
Christopher & Banks Corp.(a)                        210,700           4,372,025
-------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                             325,000           5,154,500
-------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                  275,000           6,292,000
-------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)              315,000           5,572,350
-------------------------------------------------------------------------------
Too Inc.(a)                                         230,000           5,409,600
-------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                           150,000           3,535,500
===============================================================================
                                                                     38,372,725
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.76%

Fossil, Inc.(a)                                     175,000           3,559,500
-------------------------------------------------------------------------------
Quicksilver, Inc.(a)                                150,000           3,999,000
===============================================================================
                                                                      7,558,500
===============================================================================

APPLICATION SOFTWARE-4.96%

Activision, Inc.(a)                                 125,000           1,823,750
-------------------------------------------------------------------------------
Autodesk, Inc.                                      225,000           3,217,500
-------------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)               225,000           3,375,000
-------------------------------------------------------------------------------
Catapult Communications Corp.(a)                    135,000           1,613,250
-------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                            200,000           4,690,000
-------------------------------------------------------------------------------
Documentum, Inc.(a)                                 400,000           6,264,000
-------------------------------------------------------------------------------
EPIQ Systems, Inc.(a)                               200,000           3,064,000
-------------------------------------------------------------------------------
FactSet Research Systems Inc.                       170,000           4,805,900
-------------------------------------------------------------------------------
Kronos Inc.(a)                                      100,000           3,699,000
-------------------------------------------------------------------------------
Macromedia, Inc.(a)                                 500,000           5,325,000
-------------------------------------------------------------------------------
National Instruments Corp.(a)                       200,000           6,498,000
-------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)              200,000           4,698,000
===============================================================================
                                                                     49,073,400
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.27%

Superior Industries International, Inc.              65,000      $    2,688,400
===============================================================================

AUTOMOBILE MANUFACTURERS-0.42%

Monaco Coach Corp.(a)                               250,000           4,137,500
===============================================================================

BANKS-2.39%

East West Bancorp., Inc.                            100,000           3,608,000
-------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                         225,000           4,275,000
-------------------------------------------------------------------------------
Silicon Valley Bancshares(a)                        150,000           2,737,500
-------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)                150,250           4,328,702
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                           162,500           1,985,750
-------------------------------------------------------------------------------
UCBH Holdings, Inc.                                 100,000           4,245,000
-------------------------------------------------------------------------------
Whitney Holding Corp.                                75,000           2,499,750
===============================================================================
                                                                     23,679,702
===============================================================================

BIOTECHNOLOGY-3.58%

Affymetrix, Inc.(a)                                 200,000           4,578,000
-------------------------------------------------------------------------------
Albany Molecular Research, Inc.(a)                  175,000           2,588,425
-------------------------------------------------------------------------------
Array BioPharma Inc.(a)                             250,000           1,387,500
-------------------------------------------------------------------------------
Cephalon, Inc.(a)                                    65,299           3,177,972
-------------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                           175,000           6,734,000
-------------------------------------------------------------------------------
Connectics Corp.(a)                                 275,000           3,305,500
-------------------------------------------------------------------------------
Genencor International Inc.(a)                      175,000           1,711,500
-------------------------------------------------------------------------------
Invitrogen Corp.(a)                                 125,000           3,916,250
-------------------------------------------------------------------------------
SangStat Medical Corp.(a)                           264,000           2,983,200
-------------------------------------------------------------------------------
Techne Corp.(a)                                     175,000           4,999,400
===============================================================================
                                                                     35,381,747
===============================================================================

BROADCASTING & CABLE TV-1.95%

Cox Radio, Inc.-Class A(a)                          110,000           2,509,100
-------------------------------------------------------------------------------
Entercom Communications Corp.(a)                     55,000           2,580,600
-------------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)         450,000           4,491,000
-------------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                          225,000           3,289,500
-------------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                          265,000           3,823,950
-------------------------------------------------------------------------------
TiVo Inc.(a)                                        500,000           2,615,000
===============================================================================
                                                                     19,309,150
===============================================================================

BUILDING PRODUCTS-0.36%

Trex Co., Inc.(a)                                   100,000           3,530,000
===============================================================================

Casinos & Gambling-1.22%

Alliance Gaming Corp.(a)                            250,000           4,257,500
-------------------------------------------------------------------------------
Shuffle Master, Inc.(a)                             200,000           3,822,000
-------------------------------------------------------------------------------

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
CASINOS & GAMBLING-(CONTINUED)

Station Casinos, Inc.(a)                            225,000      $    3,982,500
===============================================================================
                                                                     12,062,000
===============================================================================

CATALOG RETAIL-0.72%

Insight Enterprises, Inc.(a)                        350,000           2,908,500
-------------------------------------------------------------------------------
J. Jill Group Inc.(a)                               300,000           4,194,000
===============================================================================
                                                                      7,102,500
===============================================================================

COMMODITY CHEMICALS-0.46%

Spartech Corp.                                      175,000           3,610,250
-------------------------------------------------------------------------------
Summa Industries(a)                                 100,000             958,000
===============================================================================
                                                                      4,568,250
===============================================================================

COMPUTER & ELECTRONICS RETAIL-0.27%

GameStop Corp.(a)                                   275,000           2,695,000
===============================================================================

COMPUTER HARDWARE-0.69%

Pinnacle Systems, Inc.(a)                           500,000           6,805,000
===============================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%

Applied Films Corp.(a)                              300,000           5,997,000
-------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                                       350,000           2,558,500
===============================================================================
                                                                      8,555,500
===============================================================================

CONSTRUCTION & ENGINEERING-0.25%

Shaw Group Inc. (The)(a)                            150,000           2,467,500
===============================================================================

Construction, Farm Machinery & Heavy
  Trucks-0.30%

AGCO Corp.(a)                                       135,000           2,983,500
===============================================================================

CONSUMER FINANCE-0.35%

Doral Financial Corp. (Puerto Rico)                 120,000           3,432,000
===============================================================================

DATA PROCESSING SERVICES-1.68%

eSPEED, Inc.-Class A(a)                             200,000           3,388,200
-------------------------------------------------------------------------------
InterCept, Inc.(a)                                  150,000           2,539,650
-------------------------------------------------------------------------------
Iron Mountain Inc.(a)                               186,225           6,147,287
-------------------------------------------------------------------------------
ProBusiness Services, Inc.(a)                       450,000           4,500,000
===============================================================================
                                                                     16,575,137
===============================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.39%

Career Education Corp.(a)                           100,000           4,000,000
-------------------------------------------------------------------------------
Coinstar, Inc.(a)                                   150,000           3,397,500
-------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                        100,000           3,786,000
-------------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)              200,000           6,384,000
-------------------------------------------------------------------------------

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Education Management Corp.(a)                       150,000      $    5,640,000
-------------------------------------------------------------------------------
FTI Consulting, Inc.(a)                             100,000           4,015,000
-------------------------------------------------------------------------------
NCO Group, Inc.(a)                                  200,000           3,190,000
-------------------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                  350,000           3,115,000
===============================================================================
                                                                     33,527,500
===============================================================================

DIVERSIFIED FINANCIAL SERVICES-0.99%

Affiliated Managers Group, Inc.(a)                   70,000           3,521,000
-------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                          465,000           3,492,150
-------------------------------------------------------------------------------
Investors Financial Services Corp.                  100,000           2,739,000
===============================================================================
                                                                      9,752,150
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.51%

II-VI Inc.(a)                                       180,000           2,890,800
-------------------------------------------------------------------------------
Power-One, Inc.(a)                                  375,000           2,126,250
===============================================================================
                                                                      5,017,050
===============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.35%

FLIR Systems, Inc.(a)                               120,000           5,856,000
-------------------------------------------------------------------------------
Keithley Instruments, Inc.                          280,000           3,500,000
-------------------------------------------------------------------------------
KEMET Corp.(a)                                      250,000           2,185,000
-------------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                            250,000           5,700,000
-------------------------------------------------------------------------------
ScanSource, Inc.(a)                                  85,000           4,190,500
-------------------------------------------------------------------------------
Tektronix, Inc.(a)                                  250,000           4,547,500
-------------------------------------------------------------------------------
Varian Inc.(a)                                      250,000           7,172,500
===============================================================================
                                                                     33,151,500
===============================================================================

ENVIRONMENTAL SERVICES-1.21%

Stericycle, Inc.(a)                                 160,000           5,180,640
-------------------------------------------------------------------------------
Waste Connections, Inc.(a)                          175,000           6,756,750
===============================================================================
                                                                     11,937,390
===============================================================================

FOOD DISTRIBUTORS-1.33%

Performance Food Group Co.(a)                       200,000           6,791,800
-------------------------------------------------------------------------------
United Natural Foods, Inc.(a)                       250,000           6,337,500
===============================================================================
                                                                     13,129,300
===============================================================================

FOOD RETAIL-0.53%

Whole Foods Market, Inc.(a)                         100,000           5,273,000
===============================================================================

GENERAL MERCHANDISE STORES-1.07%

99 Cents Only Stores(a)                             225,000           6,043,500
-------------------------------------------------------------------------------
Fred's, Inc.                                        175,000           4,497,500
===============================================================================
                                                                     10,541,000
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS & SERVICES-6.97%

Accredo Health, Inc.(a)                             270,000      $    9,517,500
-------------------------------------------------------------------------------
Advisory Board Co. (The)(a)                         150,000           4,485,000
-------------------------------------------------------------------------------
Cerner Corp.(a)                                     175,000           5,470,500
-------------------------------------------------------------------------------
Covance Inc.(a)                                     140,000           3,442,600
-------------------------------------------------------------------------------
DaVita, Inc.(a)                                     200,000           4,934,000
-------------------------------------------------------------------------------
DIANON Systems, Inc.(a)                             125,000           5,963,750
-------------------------------------------------------------------------------
Express Scripts, Inc.(a)                            100,000           4,804,000
-------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp.(a)               225,000           1,682,550
-------------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)                           150,000           4,036,500
-------------------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                      157,200           2,911,344
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)              90,000           2,091,600
-------------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                         125,000           4,337,500
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                    120,000           4,807,200
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)         200,000           5,854,000
-------------------------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)                200,000           4,640,000
===============================================================================
                                                                     68,978,044
===============================================================================

HEALTH CARE EQUIPMENT-5.76%

Advanced Neuromodulation Systems, Inc.(a)            68,100           2,390,310
-------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)          150,000           2,431,500
-------------------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                         125,000           4,252,500
-------------------------------------------------------------------------------
Bruker AXS Inc.(a)                                  500,000             905,000
-------------------------------------------------------------------------------
Bruker Daltonics, Inc.(a)                           300,000           1,458,000
-------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.(a)                      125,000           3,082,500
-------------------------------------------------------------------------------
Cytyc Corp.(a)                                      500,000           5,100,000
-------------------------------------------------------------------------------
Diagnostic Products Corp.                           115,000           4,441,300
-------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)              85,000           2,556,800
-------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                    175,000           3,088,750
-------------------------------------------------------------------------------
Med-Design Corp. (The)(a)                           300,000           2,417,400
-------------------------------------------------------------------------------
ResMed Inc.                                         160,000           4,891,200
-------------------------------------------------------------------------------
STERIS Corp.(a)                                     200,000           4,850,000
-------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)             250,000           7,300,000
-------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                       150,000           2,618,850
-------------------------------------------------------------------------------
Zoll Medical Corp.(a)                               145,000           5,172,150
===============================================================================
                                                                     56,956,260
===============================================================================

HEALTH CARE FACILITIES-1.42%

LifePoint Hospitals, Inc.(a)                        270,000           8,081,370
-------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                            200,000           5,966,000
===============================================================================
                                                                     14,047,370
===============================================================================

HEALTH CARE SUPPLIES-0.57%

ICU Medical, Inc.(a)                                150,000           5,595,000
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

HOMEBUILDING-0.46%

D.R. Horton, Inc.                                   147,375      $    2,556,956
-------------------------------------------------------------------------------
Toll Brothers, Inc.(a)                              100,000           2,020,000
===============================================================================
                                                                      4,576,956
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.30%

Kerzner International Ltd. (Bahamas)(a)             150,000           3,012,000
===============================================================================

INDUSTRIAL MACHINERY-0.19%

Manitiwoc Co., Inc. (The)                            75,000           1,912,500
===============================================================================

INSURANCE BROKERS-0.41%

Hilb, Rogal and Hamilton Co.                        100,000           4,090,000
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.13%

Intrado Inc.(a)                                     130,000           1,274,000
===============================================================================

INTERNET SOFTWARE & SERVICES-1.41%

Digital Insight Corp.(a)                            175,000           1,520,750
-------------------------------------------------------------------------------
DoubleClick Inc.(a)                                 350,000           1,981,000
-------------------------------------------------------------------------------
Internet Security Systems, Inc.(a)                  175,000           3,207,750
-------------------------------------------------------------------------------
OneSource Information Services, Inc.(a)             250,000           1,925,000
-------------------------------------------------------------------------------
Websense, Inc.(a)                                   250,000           5,340,250
===============================================================================
                                                                     13,974,750
===============================================================================

IT CONSULTING & SERVICES-1.17%

CACI International Inc.-Class A(a)                  150,000           5,346,000
-------------------------------------------------------------------------------
Forrester Research, Inc.(a)                         200,000           3,114,000
-------------------------------------------------------------------------------
Titan Corp. (The)(a)                                300,000           3,120,000
===============================================================================
                                                                     11,580,000
===============================================================================

MANAGED HEALTH CARE-0.75%

Centene Corp.(a)                                     75,000           2,519,250
-------------------------------------------------------------------------------
First Health Group Corp.(a)                         200,000           4,870,000
===============================================================================
                                                                      7,389,250
===============================================================================

MOVIES & ENTERTAINMENT-1.33%

Macrovision Corp.(a)                                275,000           4,411,000
-------------------------------------------------------------------------------
Pixar, Inc.(a)                                      125,000           6,623,750
-------------------------------------------------------------------------------
Regal Entertainment Group-Class A                   100,000           2,142,000
===============================================================================
                                                                     13,176,750
===============================================================================

MULTI-LINE INSURANCE-0.50%

HCC Insurance Holdings, Inc.                        200,000           4,920,000
===============================================================================

NETWORKING EQUIPMENT-0.95%

Avocent Corp.(a)                                    235,000           5,221,700
-------------------------------------------------------------------------------

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
NETWORKING EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                     250,000      $    4,210,000
===============================================================================
                                                                      9,431,700
===============================================================================

OFFICE SERVICES & SUPPLIES-0.30%

Daisytek International Corp.(a)                     250,000           1,982,500
-------------------------------------------------------------------------------
MCSi, Inc.(a)                                       200,000             950,000
===============================================================================
                                                                      2,932,500
===============================================================================

OIL & GAS DRILLING-1.83%

National-Oilwell, Inc.(a)                           125,000           2,730,000
-------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                       260,000           7,844,200
-------------------------------------------------------------------------------
Pride International, Inc.(a)                        300,000           4,470,000
-------------------------------------------------------------------------------
Varco International, Inc.(a)                        175,000           3,045,000
===============================================================================
                                                                     18,089,200
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.32%

Cal Dive International, Inc.(a)                     350,000           8,225,000
-------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                           200,000           4,086,000
-------------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                          300,000           4,425,000
-------------------------------------------------------------------------------
Key Energy Services, Inc.(a)                        550,000           4,933,500
-------------------------------------------------------------------------------
Newpark Resources, Inc.(a)                          500,000           2,175,000
-------------------------------------------------------------------------------
TETRA Technologies, Inc.(a)                         150,000           3,205,500
-------------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)             200,000           3,826,000
-------------------------------------------------------------------------------
Willbros Group, Inc. (Panama)(a)                    240,000           1,972,800
===============================================================================
                                                                     32,848,800
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.81%

Chesapeake Energy Corp.                             700,000           5,418,000
-------------------------------------------------------------------------------
Forest Oil Corp.(a)                                 150,000           4,147,500
-------------------------------------------------------------------------------
Newfield Exploration Co.(a)                         125,000           4,506,250
-------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                        175,000           3,858,750
===============================================================================
                                                                     17,930,500
===============================================================================

PACKAGED FOODS & MEATS-0.33%

Horizon Organic Holding Corp.(a)                    200,000           3,238,000
===============================================================================

Personal Products-0.28%

Steiner Leisure Ltd.(a)                             200,000           2,788,000
===============================================================================

PHARMACEUTICALS-1.81%

aaiPharma Inc.(a)                                   200,000           2,804,000
-------------------------------------------------------------------------------
Barr Laboratories, Inc.(a)                           50,000           3,254,500
-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)             125,000           6,208,750
-------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                       150,000           5,640,000
===============================================================================
                                                                     17,907,250
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-0.40%

Fidelity National Financial, Inc.                   121,000      $    3,972,430
===============================================================================

PUBLISHING-0.77%

Getty Images, Inc.(a)                               250,000           7,637,500
===============================================================================

RESTAURANTS-3.09%

Cosi, Inc.(a)                                       254,100           1,412,796
-------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc.(a)                     120,000           4,052,400
-------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                  200,000           7,260,000
-------------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                         175,000           6,091,750
-------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)             215,000           5,938,300
-------------------------------------------------------------------------------
Sonic Corp.(a)                                      281,250           5,762,813
===============================================================================
                                                                     30,518,059
===============================================================================

SEMICONDUCTOR EQUIPMENT-2.46%

Advanced Energy Industries, Inc.(a)                 150,000           1,908,000
-------------------------------------------------------------------------------
ASE Test Ltd. (Taiwan)(a)                           325,000           1,300,000
-------------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                         325,000           2,388,750
-------------------------------------------------------------------------------
Credence Systems Corp.(a)                           240,000           2,239,200
-------------------------------------------------------------------------------
Cymer, Inc.(a)                                      125,000           4,031,250
-------------------------------------------------------------------------------
FEI Co.(a)                                          220,000           3,363,800
-------------------------------------------------------------------------------
Mykrolis Corp.(a)                                   600,000           4,380,000
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                           200,000           4,752,200
===============================================================================
                                                                     24,363,200
===============================================================================

SEMICONDUCTORS-4.22%

Actel Corp.(a)                                      275,000           4,460,500
-------------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                            786,500           2,792,075
-------------------------------------------------------------------------------
Cree, Inc.(a)                                       325,000           5,313,750
-------------------------------------------------------------------------------
Exar Corp.(a)                                       225,000           2,790,000
-------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                 300,000           5,475,000
-------------------------------------------------------------------------------
Intersil Corp.-Class A(a)                           186,000           2,592,840
-------------------------------------------------------------------------------
NVIDIA Corp.(a)                                     175,000           2,014,250
-------------------------------------------------------------------------------
O2Micro International Ltd. (Cayman
  Islands)(a)                                       300,000           2,924,700
-------------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                    200,000           2,714,000
-------------------------------------------------------------------------------
Pixelworks, Inc.(a)                                 300,000           1,740,000
-------------------------------------------------------------------------------
Semtech Corp.(a)                                    300,000           3,276,000
-------------------------------------------------------------------------------
Silicon Storage Technology, Inc.(a)                 400,000           1,616,000
-------------------------------------------------------------------------------
Zoran Corp.(a)                                      285,000           4,009,950
===============================================================================
                                                                     41,719,065
===============================================================================

SPECIALTY CHEMICALS-0.53%

Cambrex Corp.                                       175,000           5,286,750
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

SPECIALTY STORES-2.38%

CarMax, Inc.(a)                                     275,000      $    4,917,000
-------------------------------------------------------------------------------
Copart, Inc.(a)                                     270,000           3,196,800
-------------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                    175,000           2,642,500
-------------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                              140,000           6,993,000
-------------------------------------------------------------------------------
Restoration Hardware, Inc.(a)                       400,000           2,004,000
-------------------------------------------------------------------------------
Tractor Supply Co.(a)                               100,000           3,760,000
===============================================================================
                                                                     23,513,300
===============================================================================

STEEL-0.29%

Gibraltar Steel Corp.                               150,000           2,856,000
===============================================================================

SYSTEMS SOFTWARE-1.38%

Network Associates, Inc.(a)                         185,625           2,986,706
-------------------------------------------------------------------------------
Red Hat, Inc.(a)                                    700,000           4,137,000
-------------------------------------------------------------------------------
SafeNet, Inc.(a)                                    200,000           5,070,000
-------------------------------------------------------------------------------
SonicWALL, Inc.(a)                                  400,000           1,452,000
===============================================================================
                                                                     13,645,706
===============================================================================

TELECOMMUNICATIONS EQUIPMENT-0.55%

Anaren Microwave, Inc.(a)                           225,000           1,980,000
-------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                  175,000           3,470,250
===============================================================================
                                                                      5,450,250
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.28%

Fastenal Co.                                         75,000           2,804,250
===============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $910,121,065)                                 866,004,191
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

                                                PRINCIPAL            MARKET
                                                  AMOUNT             VALUE
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-0.18%

U.S. Treasury Bills-0.18%

1.18%, 03/20/03 (Cost $1,745,526)(b)           $  1,750,000(c)   $    1,745,526
===============================================================================

                                                  SHARES

MONEY MARKET FUNDS-10.98%

STIC Liquid Assets Portfolio(d)                  54,326,016          54,326,016
-------------------------------------------------------------------------------
STIC Prime Portfolio(d)                          54,326,016          54,326,016
===============================================================================
    Total Money Market Funds (Cost
      $108,652,032)                                                 108,652,032
===============================================================================
TOTAL INVESTMENTS-98.71% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $1,020,518,623)                                                   976,401,749
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-25.97%

STIC Liquid Assets Portfolio(d)(e)              128,448,619         128,448,619
-------------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                      128,448,618         128,448,618
===============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $256,897,237)                                           256,897,237
===============================================================================
TOTAL INVESTMENTS-124.68% (Cost
  $1,277,415,860)                                                 1,233,298,986
===============================================================================
OTHER ASSETS LESS LIABILITIES-(24.68)%                             (244,161,875)
===============================================================================
NET ASSETS-100.00%                                               $  989,137,111
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $1,277,415,860)*                            $1,233,298,986
------------------------------------------------------------
Receivables for:
  Variation margin                                     6,500
------------------------------------------------------------
  Fund shares sold                                20,458,893
------------------------------------------------------------
  Dividends                                          233,050
------------------------------------------------------------
Investment for deferred compensation plan              5,790
------------------------------------------------------------
Other assets                                          83,456
============================================================
    Total assets                               1,254,086,675
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,559,418
------------------------------------------------------------
  Fund shares reacquired                           3,964,114
------------------------------------------------------------
  Deferred compensation plan                           5,790
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       256,897,237
------------------------------------------------------------
Accrued distribution fees                            756,251
------------------------------------------------------------
Accrued transfer agent fees                          534,157
------------------------------------------------------------
Accrued operating expenses                           232,597
============================================================
    Total liabilities                            264,949,564
============================================================
Net assets applicable to shares outstanding   $  989,137,111
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  790,699,664
____________________________________________________________
============================================================
Class B                                       $  152,577,138
____________________________________________________________
============================================================
Class C                                       $   41,692,522
____________________________________________________________
============================================================
Class R                                       $    1,301,356
____________________________________________________________
============================================================
Institutional Class                           $    2,866,431
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           42,804,444
____________________________________________________________
============================================================
Class B                                            8,725,547
____________________________________________________________
============================================================
Class C                                            2,385,814
____________________________________________________________
============================================================
Class R                                               70,578
____________________________________________________________
============================================================
Institutional Class                                  154,717
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        18.47
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.47 divided by
      94.50%)                                 $        19.54
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        17.49
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        17.48
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        18.44
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        18.53
____________________________________________________________
============================================================

* At December 31, 2002, securities with an aggregate market value of $252,803,712 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $5,040)                                   $     762,972
------------------------------------------------------------
Dividends from affiliated money market
  funds                                            2,324,973
------------------------------------------------------------
Interest                                              29,622
------------------------------------------------------------
Security lending income                            1,294,148
============================================================
    Total investment income                        4,411,715
============================================================

EXPENSES:

Advisory fees                                      7,192,423
------------------------------------------------------------
Administrative services fees                         206,896
------------------------------------------------------------
Custodian fees                                        85,558
------------------------------------------------------------
Distribution fees -- Class A                       2,671,094
------------------------------------------------------------
Distribution fees -- Class B                       1,944,775
------------------------------------------------------------
Distribution fees -- Class C                         516,983
------------------------------------------------------------
Distribution fees -- Class R                           1,176
------------------------------------------------------------
Transfer agent fees                                2,941,835
------------------------------------------------------------
Trustees' fees                                        13,987
------------------------------------------------------------
Other                                                496,970
============================================================
    Total expenses                                16,071,697
============================================================
Less: Fees waived and expenses reimbursed           (635,458)
------------------------------------------------------------
    Expenses paid indirectly                         (17,370)
============================================================
    Net expenses                                  15,418,869
============================================================
Net investment income (loss)                     (11,007,154)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (144,269,499)
------------------------------------------------------------
  Futures contracts                               (2,552,554)
------------------------------------------------------------
  Option contracts written                           126,893
============================================================
                                                (146,695,160)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (183,451,348)
------------------------------------------------------------
  Futures contracts                                 (935,035)
============================================================
                                                (184,386,383)
============================================================
Net gain (loss) from investment securities,
  futures contracts and option contracts        (331,081,543)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(342,088,697)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (11,007,154)   $ (6,785,278)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                      (146,695,160)    (66,665,383)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and futures contracts                (184,386,383)    (23,595,827)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (342,088,697)    (97,046,488)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (737,984)
--------------------------------------------------------------------------------------------
  Class B                                                                 --        (243,755)
--------------------------------------------------------------------------------------------
  Class C                                                                 --         (51,933)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        365,751,498     174,077,937
--------------------------------------------------------------------------------------------
  Class B                                                          9,058,506      13,080,520
--------------------------------------------------------------------------------------------
  Class C                                                         13,385,434      10,328,231
--------------------------------------------------------------------------------------------
  Class R                                                          1,257,422              --
--------------------------------------------------------------------------------------------
  Institutional Class                                              2,877,566              --
============================================================================================
    Net increase in net assets                                    50,241,729      99,406,528
============================================================================================

NET ASSETS:

  Beginning of year                                              938,895,382     839,488,854
============================================================================================
  End of year                                                 $  989,137,111    $938,895,382
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,261,666,001    $880,330,701
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (14,211)         (2,183)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, futures contracts and option contracts          (228,078,850)    (81,383,690)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                             (44,435,829)    139,950,554
============================================================================================
                                                              $  989,137,111    $938,895,382
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares:
Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund has been closed to new investors.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $23,725.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $206,896 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $1,012,887 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $2,059,361, $1,944,775, $516,983 and $1,176, respectively after plan fees waived by AIM Distributors of $611,733 for Class A shares.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $198,431 in front-end sales commissions from the sale of Class A shares and $20,785, $35, $33,061 and $0 for Class A, Class B, Class C shares and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $4,406 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,049 and reductions in custodian fees of $2,321 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $17,370.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $252,803,712 were on loan to brokers. The loans were secured by cash collateral of $256,897,237 received by the Fund and subsequently invested in affiliated money market funds as follows: $128,448,619 in STIC Liquid Assets Portfolio and $128,448,618 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $1,294,148 for securities lending.

NOTE 7--FUTURES CONTRACTS

On December 31, 2002, $872,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                        UNREALIZED
               NO. OF       MONTH/        MARKET       APPRECIATION
CONTRACT      CONTRACTS   COMMITMENT       VALUE      (DEPRECIATION)
--------------------------------------------------------------------
Russell 2000
  Index          65       Mar-03/Long   $12,454,000     $(318,955)
____________________________________________________________________
====================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                               2,500        301,389
----------------------------------------------------------
Closed                                 (625)       (68,358)
----------------------------------------------------------
Exercised                            (1,174)      (161,996)
----------------------------------------------------------
Expired                                (701)       (71,035)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002         2001
--------------------------------------------------------------
Distributions paid from ordinary income  $   --     $1,033,672
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments               $  (47,505,723)
------------------------------------------------------------
Temporary book/tax differences                       (14,211)
------------------------------------------------------------
Capital loss carryforward                       (210,613,708)
------------------------------------------------------------
Post-October capital loss deferral               (14,395,248)
------------------------------------------------------------
Shares of beneficial interest                  1,261,666,001
============================================================
                                              $  989,137,111
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 68,295,841
----------------------------------------------------------
December 31, 2010                              142,317,867
==========================================================
                                              $210,613,708
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $579,359,352 and $195,523,350, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $  133,601,115
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (181,106,838)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $  (47,505,723)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,280,804,709.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income was increased by $10,995,126 and shares of beneficial interest decreased by $10,995,126. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      31,251,216    $ 673,450,471    14,079,041    $ 339,333,818
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,742,366       62,377,993     2,180,576       50,242,136
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,431,329       32,124,408       851,777       19,751,706
-------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         77,652        1,386,762            --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           168,960        3,138,624            --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        30,868          776,744
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         9,645          226,413
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         2,003           47,155
=========================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                         238,309        5,287,422            --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (250,272)      (5,287,422)           --               --
=========================================================================================================================
Reacquired:
  Class A                                                     (15,143,035)    (312,986,395)   (6,654,156)    (166,032,625)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,464,023)     (48,032,065)   (1,567,212)     (37,388,029)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (959,396)     (18,738,974)     (397,721)      (9,470,630)
-------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (7,074)        (129,340)           --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           (14,243)        (261,058)           --               --
=========================================================================================================================
                                                               17,071,789    $ 392,330,426     8,534,821    $ 197,486,688
_________________________________________________________________________________________________________________________
=========================================================================================================================

  * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                  2002           2001           2000        1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  25.67       $  29.81       $  31.87    $  17.03       $ 14.27
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.19)(a)      (0.18)(a)      (0.13)      (0.09)(a)     (0.19)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (7.01)         (3.93)         (0.12)      15.47          3.45
================================================================================================================================
    Total from investment operations                               (7.20)         (4.11)         (0.25)      15.38          3.26
================================================================================================================================
Less distributions from net realized gains (losses)                   --          (0.03)         (1.81)      (0.54)        (0.50)
================================================================================================================================
Net asset value, end of period                                  $  18.47       $  25.67       $  29.81    $  31.87       $ 17.03
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (28.05)%       (13.79)%        (0.74)%     90.64%        23.15%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $790,700       $679,104       $566,458    $428,378       $24,737
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.35%(c)       1.31%          1.13%       1.54%         1.76%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.43%(c)       1.39%          1.23%       1.54%         2.20%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.91)%(c)     (0.70)%        (0.40)%     (0.38)%       (1.29)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               22%            37%            62%         56%          190%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average net assets of $763,169,831.

                                                                                            CLASS B
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                  2002           2001           2000        1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  24.48       $  28.64       $  30.92    $  16.64       $ 14.06
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.33)(a)      (0.35)(a)      (0.40)      (0.24)(a)     (0.29)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.66)         (3.78)         (0.07)      15.06          3.37
================================================================================================================================
    Total from investment operations                               (6.99)         (4.13)         (0.47)      14.82          3.08
================================================================================================================================
Less distributions from net realized gains (losses)                   --          (0.03)         (1.81)      (0.54)        (0.50)
================================================================================================================================
Net asset value, end of period                                  $  17.49       $  24.48       $  28.64    $  30.92       $ 16.64
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (28.55)%       (14.42)%        (1.48)%     89.40%        22.22%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $152,577       $212,958       $231,293    $240,150       $26,448
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.08%(c)       2.03%          1.88%       2.19%         2.40%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.08%(c)       2.04%          1.88%       2.19%         2.85%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (1.64)%(c)     (1.43)%        (1.15)%     (1.03)%       (1.96)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               22%            37%            62%         56%          190%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $194,477,505.


                                                                                           CLASS C
                                                                -------------------------------------------------------------
                                                                                                        MAY 3, 1999
                                                                      YEAR ENDED DECEMBER 31,          (DATE SALES COMMENCED)
                                                                -----------------------------------    TO DECEMBER 31,
                                                                 2002          2001          2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 24.47       $ 28.63       $ 30.91           $ 19.03
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.33)(a)     (0.35)(a)     (0.39)            (0.17)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (6.66)        (3.78)        (0.08)            12.59
=============================================================================================================================
    Total from investment operations                              (6.99)        (4.13)        (0.47)            12.42
=============================================================================================================================
Less distributions from net realized gains (losses)                  --         (0.03)        (1.81)            (0.54)
=============================================================================================================================
Net asset value, end of period                                  $ 17.48       $ 24.47       $ 28.63           $ 30.91
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                     (28.57)%      (14.43)%       (1.48)%           65.56%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)(b)                     $41,693       $46,833       $41,738           $40,530
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.08%(c)      2.03%         1.88%             2.19%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.08%(c)      2.04%         1.88%             2.19%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.64)%(c)    (1.43)%       (1.15)%           (1.03)%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                              22%           37%           62%               56%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $51,698,285.
(d)  Annualized.

                                                                       CLASS R
                                                                ----------------------
                                                                     JUNE 3, 2002
                                                                (DATE SALES COMMENCED)
                                                                   TO DECEMBER 31,
                                                                         2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 22.64
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.13)(a)
======================================================================================
  Net losses on securities (both realized and unrealized)                (4.07)
======================================================================================
    Total from investment operations                                     (4.20)
======================================================================================
Net asset value, end of period                                         $ 18.44
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (18.55)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $ 1,301
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        1.61%(c)
--------------------------------------------------------------------------------------
  Without fee waivers                                                     1.61%(c)
======================================================================================
Ratio of net investment income (loss) to average net assets              (1.17)%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     22%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $407,028.

                                                                 INSTITUTIONAL CLASS
                                                                ----------------------
                                                                    MARCH 17, 2002
                                                                (DATE SALES COMMENCED)
                                                                   TO DECEMBER 31,
                                                                         2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 24.61
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.07)(a)
--------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)                (6.01)
======================================================================================
    Total from investment operations                                     (6.08)
======================================================================================
Net asset value, end of period                                         $ 18.53
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (24.71)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $ 2,866
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        0.89%(c)
--------------------------------------------------------------------------------------
  Without fee waivers                                                     0.89%(c)
======================================================================================
Ratio of net investment income (loss) to average net assets              (0.45)%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     22%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $514,814.

                     AIM BASIC VALUE FUND
                     AIM MID CAP CORE EQUITY FUND
                     AIM SMALL CAP GROWTH FUND


                     May 1, 2003





                     Prospectus



                     INSTITUTIONAL CLASSES

                     AIM BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND AND AIM SMALL CAP GROWTH FUND EACH SEEKS TO PROVIDE LONG-TERM GROWTH OF CAPITAL.
                     --------------------------------------------------------

                     THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE INSTITUTIONAL CLASS SHARES OF THE FUNDS. PLEASE READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE.

                     AS WITH ALL OTHER MUTUAL FUND SECURITIES, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS ADEQUATE OR ACCURATE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                     AN INVESTMENT IN THE FUND:
                     - is not FDIC insured;
                     - may lose value; and
                     - is not guaranteed by a bank.



                     As of the end of business on March 18, 2002, AIM Small Cap Growth Fund was closed to new investors.

                YOUR GOALS. OUR SOLUTIONS.   [AIM INVESTMENTS LOGO APPEARS HERE]
                                 --Servicemark--             --Servicemark--

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES                 1
------------------------------------------------------
AIM Basic Value Fund                                 1
AIM Mid Cap Core Equity Fund                         1
AIM Small Cap Growth Fund                            1
All Funds                                            2
PRINCIPAL RISKS OF INVESTING IN THE FUNDS            2
------------------------------------------------------
PERFORMANCE INFORMATION                              3
------------------------------------------------------
Annual Total Returns                                 3
Performance Table                                    6
FEE TABLE AND EXPENSE EXAMPLE                        7
------------------------------------------------------
Fee Table                                            7
Expense Example                                      7
FUND MANAGEMENT                                      8
------------------------------------------------------
The Advisor                                          8
Advisor Compensation                                 8
Portfolio Managers                                   8
OTHER INFORMATION                                    9
------------------------------------------------------
Dividends and Distributions                          9
Suitability for Investors                            9
Fund Closure                                         9
FINANCIAL HIGHLIGHTS                                10
------------------------------------------------------
SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------
Purchasing Shares                                  A-1
Redeeming Shares                                   A-2
Pricing of Shares                                  A-2
Taxes                                              A-2
OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------


The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM Lifetime America, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, AIM Investments, AIM Investments and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and Your goals. Our solutions. are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

INVESTMENT OBJECTIVES AND STRATEGIES
--------------------------------------------------------------------------------

AIM BASIC VALUE FUND (BASIC VALUE)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet this objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations of greater than $500 million and that the portfolio managers believe to be undervalued in relation to long-term earning power or other factors.

    The fund may also invest up to 35% of its total assets in equity securities of U.S. issuers that have market capitalizations of less than $500 million and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments, all of which are issued by U.S. issuers.

    In selecting investments, the portfolio managers seek to identify those companies whose prospects and growth potential are undervalued by investors and that provide the potential for attractive returns. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

AIM MID CAP CORE EQUITY FUND (MID CAP CORE EQUITY)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. The fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap--Registered Trademark--Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies with the lowest market capitalization in the Russell 1000--Registered Trademark--Index. The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks of the 1000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on total market capitalization. The companies in the Russell Midcap--Registered Trademark-- Index are considered representative of medium-sized companies.


    In complying with the 80% investment requirement, the fund's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities and high-quality money market instruments.



    In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.


AIM SMALL CAP GROWTH FUND (SMALL CAP GROWTH)

The fund's investment objective is long-term growth of capital. The investment objective of the fund may be changed by the Board of Trustees without shareholder approval.

    The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of small-capitalization companies. In complying with this 80% investment requirement, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the fund's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000--Registered Trademark-- Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

    The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000--Registered Trademark-- Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

    In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than antici-

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

pated increase in earnings. The portfolio managers allocate investments among fixed-income securities based on their views as to the best values then available in the marketplace. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

ALL FUNDS

Each fund may also invest up to 25% of its total assets in foreign securities.


    For cash management purposes, each of the funds may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. For risk management purposes, Mid Cap Core Equity may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of a fund are applied at the time of purchase.


    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, each of the funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, a fund may not achieve its investment objective.

    Mid Cap Core Equity may maintain a larger position in cash or cash equivalents, which could detract from achieving the fund's objective, but could also reduce the fund's exposure in the event of a market downturn.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

ALL FUNDS

There is a risk that you could lose all or a portion of your investment in the funds. The value of your investment in a fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.


    An investment in the funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


MID CAP CORE EQUITY

To the extent Mid Cap Core Equity holds cash or cash equivalents rather than equity securities for risk management purposes, the fund may not achieve its investment objective.

SMALL CAP GROWTH

The prices of equity securities can change in response to many factors (as discussed above).

    This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more-established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for a fund to sell securities at a desirable price.

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


Institutional Class shares of the funds commenced operations on March 15, 2002.



    The bar charts and tables shown below provide an indication of the risks of investing in each of the funds. A fund's past performance (before and after taxes) is not necessarily an indication of its future performance. The returns shown are those of each fund's Class A shares, which are not offered in this prospectus. Institutional Class shares would have higher annual returns because, although the shares are invested in the same portfolio of securities, Institutional Class shares have lower expenses.


ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar charts show changes in the performance of each fund's Class A shares from year to year. The bar charts do not reflect sales loads. If they did, the annual total returns shown would be lower. Institutional Class shares are not subject to front-end or back-end sales loads.

BASIC VALUE--CLASS A


                                    (GRAPH)

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1996..................................................................   15.12%
1997..................................................................   27.23%
1998..................................................................    7.02%
1999..................................................................   32.04%
2000..................................................................   20.25%
2001..................................................................    0.13%
2002..................................................................  -23.14%

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

MID CAP CORE EQUITY--CLASS A


                                    (GRAPH)

                                                                        ANNUAL
YEAR ENDED                                                               TOTAL
DECEMBER 31                                                             RETURNS
-----------                                                             -------
1993..................................................................    8.34%
1994..................................................................   15.69%
1995..................................................................   23.23%
1996..................................................................   15.65%
1997..................................................................   14.05%
1998..................................................................   -4.71%
1999..................................................................   37.13%
2000..................................................................   18.81%
2001..................................................................    0.52%
2002..................................................................  -11.09%

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

SMALL CAP GROWTH--CLASS A(1)


                                    (GRAPH)

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1996...................................................................   13.81%
1997...................................................................   16.22%
1998...................................................................   23.15%
1999...................................................................   90.64%
2000...................................................................   -0.74%
2001...................................................................  -13.79%
2002...................................................................  -28.01%



(1) A significant portion of Small Cap Growth Fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return.



    The Class A shares' year-to-date total return as of March 31, 2003, was -6.31%, -4.53% and -4.06% for AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund, respectively.


    During the periods shown in the bar charts, the highest quarterly returns and the lowest quarterly returns of each fund's Class A shares were as follows:


                                      HIGHEST QUARTERLY RETURN       LOWEST QUARTERLY RETURN
FUND                                      (QUARTER ENDED)                (QUARTER ENDED)
-----------------------------------------------------------------------------------------------
Basic Value--Class A                 21.10% (June 30, 1999)       -20.82% (September 30, 2002)
Mid Cap Core Equity--Class A         28.40% (December 31, 1999)   -25.00% (September 30, 1998)
Small Cap Growth--Class A            38.10% (December 31, 1999)   -24.41% (September 30, 2001)
-----------------------------------------------------------------------------------------------

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

PERFORMANCE TABLE


The following performance table compares each fund's Class A shares performance to that of a broad-based securities market index, a style specific index and a peer group index. Each fund's performance reflects payment of sales loads. The indices do not reflect payment of fees, expenses or taxes.



AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------------
(for the periods ended                                       SINCE        INCEPTION
December 31, 2002)         1 YEAR     5 YEARS    10 YEARS   INCEPTION(1)     DATE
--------------------------------------------------------------------------------------
BASIC VALUE--CLASS A                                                        10/18/95
  Return Before Taxes       (27.37)%    4.33%         --      10.25%
  Return After Taxes on
    Distributions           (27.37)     4.11          --       9.62
  Return After Taxes on
    Distributions and
    Sale of Fund Shares     (16.81)     3.42          --       8.27
S&P 500(2, 3)               (22.09)    (0.58)         --       7.64(15)     10/31/95(15)
Russell 1000--Registered
  Trademark-- Index(4)      (21.65)    (0.58)         --       7.47(15)     10/31/95(15)
Russell 1000--Registered
  Trademark-- Value
  Index(5)                  (15.52)     1.16          --       9.18(15)     10/31/95(15)
Lipper Large-Cap Value
  Fund Index(6)             (19.68)    (0.39)         --       6.94(15)     10/31/95(15)
MID CAP CORE
  EQUITY--CLASS A                                                           06/09/87
  Return Before Taxes       (15.99)     5.57       10.32         --
  Return After Taxes on
    Distributions           (16.00)     3.46        7.34         --
  Return After Taxes on
    Distributions and
    Sale of Fund Shares      (9.80)     3.65        7.11         --
S&P 500(2, 7)               (22.09)    (0.58)       9.34         --
Russell
  Midcap--Registered
  Trademark-- Index(8)      (16.19)     2.19        9.92         --
Lipper Mid-Cap Core Fund
  Index(9)                  (17.37)     2.90        9.28         --
SMALL CAP GROWTH--CLASS
  A(10)                                                                     10/18/95
  Return Before Taxes       (31.96)     6.45          --       9.04
  Return After Taxes on
    Distributions           (31.96)     5.65          --       7.95
  Return After Taxes on
    Distributions and
    Sale of Fund Shares     (19.62)     5.04          --       7.05
S&P 500(2, 11)              (22.09)    (0.58)         --       7.64(15)     10/31/95(15)
Russell 2000--Registered
  Trademark-- Index(12)     (20.48)    (1.36)         --       5.05(15)     10/31/95(15)
Russell 2000--Registered
  Trademark-- Growth
  Index(13)                 (30.26)    (6.59)         --      (0.66)(15)    10/31/95(15)
Lipper Small-Cap Growth
  Fund Index(14)            (27.63)    (1.22)         --       3.74(15)     10/31/95(15)
--------------------------------------------------------------------------------------


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 (1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

 (2) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. Each of Basic Value, Mid Cap Core Equity and Small Cap Growth has elected to use the S&P 500 as its broad based index rather than the Russell 1000--Registered Trademark-- Index, Russell Midcap--Registered Trademark-- Index and Russell 2000--Registered Trademark-- Index, respectively, because the S&P 500 is a more widely recognized gauge of U.S. stock market performance.


 (3) The fund has also included the Russell 1000--Registered Trademark-- Value Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Large-Cap Value Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (4) The Russell 1000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


 (5) The Russell 1000--Registered Trademark-- Value Index measures the performance of those Russell 1000--Registered Trademark-- Index companies with the lower price-to-book ratios and lower forecasted growth values.


 (6) The Lipper Large-Cap Value Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Large-Cap Value category. These funds typically invest in stocks with market capitalizations greater than $5 billion at the time of purchase and have a below average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's 500 Index.


 (7) The fund has also included the Russell Midcap--Registered Trademark-- Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Mid-Cap Core Fund Index (which may or may not include the fund) is included for comparison to a peer group.


 (8) The Russell Midcap--Registered Trademark-- Index measures the performance of the 800 companies in the Russell 1000--Registered Trademark-- Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.


 (9) The Lipper Mid-Cap Core Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Mid-Cap Core category. These funds typically invest in stocks with market capitalizations between $1 and $5 billion at the time of purchase and have an average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's MidCap 400 Index.


(10) A significant portion of Small Cap Growth Fund's returns during certain periods prior to 2001 was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the effect of IPO investments on the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.


(11) The fund has also included the Russell 2000--Registered Trademark-- Growth Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Small-Cap Growth Fund Index (which may or may not include the fund) is included for comparison to a peer group.


(12) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.


(13) The Russell 2000--Registered Trademark-- Growth Index measures the performance of those Russell 2000--Registered Trademark-- Index companies with higher price-to-book ratios and higher forecasted growth values.


(14) The Lipper Small-Cap Growth Fund Index is an equally weighted representation of the 30 largest funds in the Lipper Small-Cap Growth category. These funds typically invest in stocks with market capitalizations below $1 billion at the time of purchase and have an above-average price-to-earnings ratio, price-to-book ratio, and a three year sales-per-share growth value, compared to the Standard & Poor's SmallCap 600 Index.


(15) The average annual total return given is since the date closest to the inception date of the Class A shares of each fund.

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the funds:

SHAREHOLDER FEES
--------------------------------------------------------------------------------
                                                              MID CAP    SMALL
(fees paid directly from                           BASIC      CORE        CAP
your investment)                                   VALUE      EQUITY     GROWTH
--------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)                 None       None       None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)          None       None       None
--------------------------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES(1)
-----------------------------------------------------------------------------
                                                             MID CAP   SMALL
(expenses that are deducted                        BASIC      CORE      CAP
from fund assets)                                  VALUE     EQUITY    GROWTH
-----------------------------------------------------------------------------
Management Fees                                     0.67%      0.70%    0.71%

Distribution and/or Service (12b-1) Fees            None       None     None

Other Expenses                                      0.14       0.12     0.18

Total Annual Fund Operating Expenses                0.81       0.82     0.89
-----------------------------------------------------------------------------


(1) There is no guarantee that actual expenses will be the same as those shown in the table.



You should also consider the effect of any account fees charged by the financial institution managing your account.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:


                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Basic Value                                 $83      $259      $450      $1,002
Mid Cap Core Equity                          84       262       455       1,014
Small Cap Growth                             91       284       493       1,096
--------------------------------------------------------------------------------

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as each fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the funds' operations and provides investment advisory services to the funds, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the funds.


    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 190 investment portfolios, including the funds, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


During the fiscal year ended December 31, 2002, the advisor received compensation of 0.67%, 0.70% and 0.71%, respectively, of Basic Value's, Mid Cap Core Equity's and Small Cap Growth's average daily net assets.


PORTFOLIO MANAGERS


The advisor uses a team approach to investment management. The individual member(s) of the team who are primarily responsible for the management of each fund's portfolio are


BASIC VALUE



- Bret W. Stanley (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1994 to 1998, he was Vice President and portfolio manager for Van Kampen American Capital Asset Management, Inc.



- R. Canon Coleman II, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was a full-time student. From 1993 to 1997, he worked as a CPA for Deloitte & Touche.


- Matthew W. Seinsheimer, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was portfolio manager for American Indemnity Company.


- Michael J. Simon, Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 2001. From 1996 to 2001, he was equity analyst and portfolio manager for Luther King Capital Management.



    They are assisted by the Basic Value Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).


MID CAP CORE EQUITY


- Ronald S. Sloan (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1998. From 1993 to 1998, he was President of Verissimo Research & Management, Inc.


- David W. Pointer, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999 he was a full-time student.



    They are assisted by the Mid/Large Cap Core Team. More information on the fund's management team may be found on our website
(http://www.aiminvestments.com).


SMALL CAP GROWTH



- Ryan E. Crane, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.



    He is assisted by the Mid Cap Growth and Small Cap Growth Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com).

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

OTHER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

Each of the funds expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The funds generally declare and pay dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The funds generally distribute long-term and short-term capital gains, if any, annually.

SUITABILITY FOR INVESTORS

The Institutional Classes of the funds are intended for use by institutional investors. Shares of the Institutional Classes of the funds are available for banks and trust companies acting in a fiduciary or similar capacity, bank and trust company common and collective trust funds, banks and trust companies investing for their own account, entities acting for the account of a public entity (e.g. Taft-Hartley funds, states, cities or government agencies), defined benefit plans, endowments, foundations and defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c)(3) organization). For defined contribution plans for which the sponsor has combined defined contribution and defined benefit assets of at least $100 million there is no minimum initial investment requirement, otherwise the minimum initial investment requirement for defined contribution plans is $10 million. There is no minimum initial investment requirement for defined benefit plans; and the minimum initial investment requirement for all other investors for which the Institutional Classes of the funds are available is $1 million.

    The Institutional Classes of the funds are designed to be convenient and economical vehicles in which institutions can invest in a portfolio of equity securities. An investment in the funds may relieve the institution of many of the investment and administrative burdens encountered when investing in equity securities directly. These include: selection and diversification of portfolio investments; surveying the market for the best price at which to buy and sell; valuation of portfolio securities; receipt, delivery and safekeeping of securities; and portfolio recordkeeping.

FUND CLOSURE (SMALL CAP GROWTH)

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on the close of business on March 18, 2002. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

    The following types of investors may continue to invest in the fund if they were invested in the fund on March 18, 2002 and remain invested in the fund after that date:

    (i) Existing shareholders of the fund;

    (ii) Existing shareholders of the fund who open other accounts in their name;

    (iii) The following plans and programs:

- Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Future investments in the fund made by existing brokerage firm wrap programs are at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

    The following types of investors may open new accounts in the fund, if approved by the distributor:

- Retirement plans maintained pursuant to Section 401 of the Code;

- Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

- Retirement plans maintained pursuant to Section 457 of the Code;

- Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

- Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

    Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

    During this closed period, the fund may impose different standards for additional investments.

    The fund may resume sales of shares to other new investors at some future date if the Board of Trustees determines that it would be in the best interest of the shareholders.

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights tables are intended to help you understand each fund's financial performance. Certain information reflects financial results for a single fund share.


    The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in each fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each fund's financial statements, is included in the fund's annual report, which is available upon request.



                                                                BASIC VALUE --
                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 29.63
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.06(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (7.74)
=================================================================================
    Total from investment operations                                  (7.68)
=================================================================================
Net asset value, end of period                                      $ 21.95
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      (25.92)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $ 1,471
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                0.81%(c)
=================================================================================
Ratio of net investment income to average net assets                   0.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  30%
_________________________________________________________________________________
=================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $494,705.

        ---------------------------------------------------------------
         AIM BASIC VALUE - MID CAP CORE EQUITY - SMALL CAP GROWTH FUNDS
        ---------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                              MID CAP CORE EQUITY --
                                                               INSTITUTIONAL/CLASS
                                                              ----------------------
                                                                  MARCH 15, 2002
                                                                   (DATE SALES
                                                                  COMMENCED) TO
                                                                   DECEMBER 31,
                                                                       2002
------------------------------------------------------------------------------------
Net asset value, beginning of period                                 $ 25.03
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                          0.04(a)
------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (3.77)
====================================================================================
    Total from investment operations                                   (3.73)
====================================================================================
Less distributions from net realized gains                             (0.03)
====================================================================================
Net asset value, end of period                                       $ 21.27
____________________________________________________________________________________
====================================================================================
Total return(b)                                                       (14.92)%
____________________________________________________________________________________
====================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                             $ 4,817
____________________________________________________________________________________
====================================================================================
Ratio of expenses to average net assets                                 0.82%(c)
====================================================================================
Ratio of net investment income to average net assets                    0.21%(c)
____________________________________________________________________________________
====================================================================================
Portfolio turnover rate                                                   38%
____________________________________________________________________________________
====================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $2,810,072.



                                                                 SMALL CAP GROWTH --
                                                                 INSTITUTIONAL CLASS
                                                                ----------------------
                                                                    MARCH 17, 2002
                                                                (DATE SALES COMMENCED)
                                                                   TO DECEMBER 31,
                                                                         2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 24.61
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.07)(a)
--------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)                (6.01)
======================================================================================
    Total from investment operations                                     (6.08)
======================================================================================
Net asset value, end of period                                         $ 18.53
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (24.71)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $ 2,866
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        0.89%(c)
--------------------------------------------------------------------------------------
  Without fee waivers                                                     0.89%(c)
======================================================================================
Ratio of net investment income (loss) to average net assets              (0.45)%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     22%
______________________________________________________________________________________
======================================================================================



(a) Calculated using average shares outstanding.


(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.


(c) Ratios are annualized and based on average daily net assets of $514,814.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the Institutional Classes of the AIM Funds.

SHARES SOLD WITHOUT SALES CHARGES

You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class of shares.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

The minimum investments for AIM Fund Institutional Class accounts are as follows:

                                                                INITIAL      ADDITIONAL
TYPE OF ACCOUNT                                               INVESTMENTS    INVESTMENTS
----------------------------------------------------------------------------------------
Defined Benefit Plans or Platform Sponsors for Defined
Contribution Plans                                            $        0     no minimum
Banks acting in a fiduciary or similar capacity, Collective
and Common Trust Funds, Banks and Broker-Dealers acting for
their own account or Foundations and Endowments                1 million     no minimum
Defined Contribution Plans (Corporate, Non-profit or
Governmental)                                                 10 million     no minimum
----------------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                       OPENING AN ACCOUNT                         ADDING TO AN ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
Through a Financial Consultant         Contact your financial consultant.         Same
                                       The financial consultant should mail
                                       your completed account application to
                                       the transfer agent,
                                       A I M Fund Services, Inc.,
                                       P.O. Box 4497,
                                       Houston, TX 77210-4497.
                                       The financial consultant should call
                                       the transfer agent at (800) 659-1005 to
                                       receive a reference number.
                                       Then, use the following wire
                                       instructions:
                                       Beneficiary Bank
                                       ABA/Routing #: 113000609
                                       Beneficiary Account Number: 00100366732
                                       Beneficiary Account Name: A I M Fund
                                       Services, Inc.
                                       RFB: Fund Name, Reference #
                                       OBI: Your Name, Account #
By Telephone                           Open your account as described above.      Call the transfer agent at (800)
                                                                                  659-1005 and wire payment for your
                                                                                  purchase order in accordance with the
                                                                                  wire instructions noted above.
-------------------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in the same AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial Consultant         Contact your financial consultant.
                                       Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial intermediary's call before the close of the
                                       customary trading session of the New York Stock Exchange
                                       (NYSE) on days the NYSE is open for business in order to
                                       effect the redemption at the day's closing price.

By Telephone                           A person who has been authorized in the account application to effect transactions may make redemptions by telephone.
                                       You must call the transfer agent before the close of the
                                       customary trading session of the NYSE on days the NYSE is
                                       open for business in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after we accept your request to redeem.

REDEMPTION BY TELEPHONE
If you redeem by telephone, we will transmit the amount of the redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTIONS BY THE AIM FUNDS
If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.
--------------------------------------------------------------------------------

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:
 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;
 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND; OR
 - SUSPEND, CHANGE OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.
--------------------------------------------------------------------------------

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Fund's short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

    The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that may materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

    Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS
You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

                      -----------------------------------
                      THE AIM FUNDS - INSTITUTIONAL CLASS
                      -----------------------------------


    Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

    The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the funds and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about each fund's investments. Each fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.


    If you have questions about these funds, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of a fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4497
                          Houston, TX 77210-4497

BY TELEPHONE:             (800) 451-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aiminvestments.com

--------------------------------------------------------


You also can review and obtain copies of a fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

--------------------------------------------------------------------------------
 AIM BASIC VALUE FUND, AIM MID CAP CORE EQUITY FUND,
 AIM SMALL CAP GROWTH FUND
 SEC 1940 Act file number: 811-2699
--------------------------------------------------------------------------------

AIMinvestments.com               AGS-PRO-1

                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                AIM GROWTH SERIES
                                11 GREENWAY PLAZA
                                    SUITE 100
                            HOUSTON, TEXAS 77046-1173
                                 (713) 626-1919

                                 --------------

THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO THE INSTITUTIONAL CLASSES OF EACH PORTFOLIO (EACH A "FUND," COLLECTIVELY THE "FUNDS") OF AIM GROWTH SERIES LISTED BELOW. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, AND IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FUNDS LISTED BELOW. YOU MAY OBTAIN A COPY OF A PROSPECTUS FOR THE FUNDS LISTED BELOW FROM AN AUTHORIZED DEALER OR BY WRITING TO:

                            A I M FUND SERVICES, INC.
                                  P.O. BOX 4739
                            HOUSTON, TEXAS 77210-4739
                          OR BY CALLING (800) 451-4246

                                 --------------


THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 2003, RELATES TO THE PROSPECTUS FOR THE INSTITUTIONAL CLASSES OF THE FOLLOWING FUNDS:



           FUND                                     DATED
           ----                                     -----
   AIM BASIC VALUE FUND                          MAY 1, 2003
AIM MID CAP CORE EQUITY FUND                     MAY 1, 2003
 AIM SMALL CAP GROWTH FUND                       MAY 1, 2003

                                AIM GROWTH SERIES
                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


                                                                                                                    PAGE
GENERAL INFORMATION ABOUT THE TRUST..............................................................................     1
         Fund History............................................................................................     1
         Shares of Beneficial Interest...........................................................................     1

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS.........................................................     3
         Classification..........................................................................................     3
         Investment Strategies and Risks.........................................................................     3
                  Equity Investments.............................................................................     5
                  Foreign Investments............................................................................     6
                  Debt Investments for Equity Funds..............................................................     8
                  Other Investments..............................................................................     9
                  Investment Techniques..........................................................................     9
                  Derivatives....................................................................................    14
                  Additional Securities or Investment Techniques.................................................    20
         Fund Policies...........................................................................................    20
         Temporary Defensive Positions...........................................................................    22
         Portfolio Turnover......................................................................................    22

MANAGEMENT OF THE TRUST..........................................................................................    22
         Board of Trustees.......................................................................................    22
         Management Information..................................................................................    23
                  Trustee Ownership of Fund Shares...............................................................    24
                  Factors Considered in Approving the Investment Advisory Agreement..............................    24
         Compensation............................................................................................    24
                  Retirement Plan For Trustees...................................................................    25
                  Deferred Compensation Agreements...............................................................    25
                  Purchases of Class A Shares of the Funds at Net Asset Value....................................    25
         Codes of Ethics.........................................................................................    26

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..............................................................    26

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................    26
         Investment Advisor......................................................................................    26
         Service Agreements......................................................................................    27
         Other Service Providers.................................................................................    28

BROKERAGE ALLOCATION AND OTHER PRACTICES.........................................................................    29
         Brokerage Transactions..................................................................................    29
         Commissions.............................................................................................    29
         Brokerage Selection.....................................................................................    29
         Directed Brokerage (Research Services)..................................................................    30
         Regular Brokers or Dealers..............................................................................    30
         Allocation of Portfolio Transactions....................................................................    30
         Allocation of Initial Public Offering ("IPO") Transactions..............................................    31

PURCHASE, REDEMPTION AND PRICING OF SHARES.......................................................................    32
         Purchase and Redemption of Shares.......................................................................    32
         Redemptions by the Funds................................................................................    32
         Offering Price..........................................................................................    32

         Redemption In Kind......................................................................................    33
         Backup Withholding......................................................................................    34

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................    35
         Dividends and Distributions.............................................................................    35
         Tax Matters.............................................................................................    35

DISTRIBUTION OF SECURITIES.......................................................................................    42
         Distributor.............................................................................................    42

CALCULATION OF PERFORMANCE DATA..................................................................................    42

APPENDICES:

RATINGS OF DEBT SECURITIES......................................................................................    A-1

TRUSTEES AND OFFICERS...........................................................................................    B-1

TRUSTEE COMPENSATION TABLE......................................................................................    C-1

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............................................................    D-1

MANAGEMENT FEES.................................................................................................    E-1

ADMINISTRATIVE SERVICES FEES ...................................................................................    F-1

BROKERAGE COMMISSIONS ..........................................................................................    G-1

DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS................    H-1

PERFORMANCE DATA................................................................................................    I-1

FINANCIAL STATEMENTS.............................................................................................    FS

                       GENERAL INFORMATION ABOUT THE TRUST

FUND HISTORY


         AIM Growth Series (the "Trust") is a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust currently consists of three separate portfolios: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. This Statement of Additional Information relates solely to the Institutional Classes of AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund (each a "Fund" and collectively, the "Funds"). Under the Amended and Restated Agreement and Declaration of Trust, dated May 15 , 2002, as amended (the "Trust Agreement"), the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.



         The Trust was originally organized on February 19, 1985, as a Massachusetts business trust. The Trust reorganized as a Delaware business trust on May 29, 1998. The following Funds were included in the reorganization: AIM Basic Value Fund, AIM Mid Cap Core Equity Fund and AIM Small Cap Growth Fund. All historical financial and other information contained in this Statement of Additional Information for periods prior to May 29, 1998 relating to these Funds (or a class thereof) is that of the predecessor funds (or the corresponding class thereof) of GT Global Growth Series, the Trust predecessor. Effective June 5, 2000, AIM Basic Value Fund no longer invests all of its investable assets in the Value Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Value Portfolio. Effective September 11, 2000, AIM Small Cap Growth Fund no longer invests all of its investable assets in the Small Cap Portfolio and directly invests in the securities in which it previously indirectly invested by virtue of its interests in the Small Cap Portfolio. Prior to September 8, 1998, AIM Basic Value Fund was known as AIM America Value Fund and AIM Small Cap Growth Fund was known as AIM Small Cap Equity Fund. Prior to July 1, 2002, AIM Mid Cap Core Equity Fund was known as AIM Mid Cap Equity Fund (which was known as AIM Mid Cap Growth Fund prior to September 8, 1998).



         Effective as of the close of business on March 18, 2002, AIM Small Cap Growth Fund has been closed to new investors. The following types of investors may continue to invest in AIM Small Cap Growth Fund if they were invested in the Fund on the date the Fund discontinued sales to new investors and remain invested in the Fund: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc.("AIM Distributors"). The following types of investors may open new accounts in AIM Small Cap Growth Fund, if approved by AIM Distributors,: retirement plans maintained pursuant to
Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under
Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
Section 529 of the Code. Such plans and programs that are considering AIM Small Cap Growth Fund as an investment option should contact AIM Distributors for approval.


SHARES OF BENEFICIAL INTEREST

         Shares of beneficial interest of the Trust are redeemable at their net asset value (subject, in certain circumstances, to a contingent deferred sales charge) at the option of the shareholder or at the option of the Trust in certain circumstances.

         The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust's books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.


         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board. Each Fund offers five separate classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. This Statement of Additional Information relates solely to the Institutional Classes of the Funds.



         Each class of shares represents interests in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.



         Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class' distribution plan.


         Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with A I M Advisors, Inc. ("AIM"), and an example of a matter that would be voted on separately by shareholders of each class of shares is approval of the distribution plans. When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Shares do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of less than 50% of the shares voting for the election of trustees will not be able to elect any trustees.


         Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.


         The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust ("Disabling Conduct"). The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.


         SHARE CERTIFICATES. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates.


            DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS

CLASSIFICATION

         The Trust is an open-end management investment company. Each of the Funds is "diversified" for purposes of the 1940 Act.

INVESTMENT STRATEGIES AND RISKS

         The table on the following pages identifies various securities and investment techniques used by AIM in managing The AIM Family of Funds(R). The table has been marked to indicate those securities and investment techniques that AIM may use to manage a Fund. A Fund may not use all of these techniques at any one time. A Fund's transactions in a particular security or use of a particular technique is subject to limitations imposed by a Fund's investment objective, policies and restrictions described in that Fund's Prospectus and/or this Statement of Additional Information, as well as federal securities laws. The Funds' investment objectives, policies, strategies and practices are non-fundamental unless otherwise indicated. A more detailed description of the securities and investment techniques, as well as the risks associated with those securities and investment techniques that the Funds utilize, follows the table. The descriptions of the securities and investment techniques in this section supplement the discussion of principal investment strategies contained in each Fund's Prospectus; where a particular type of security or investment technique is not discussed in a Fund's Prospectus, that security or investment technique is not a principal investment strategy.

                                              AIM GROWTH SERIES

                               SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------
   FUND
   ----
SECURITY/
INVESTMENT                           AIM BASIC VALUE       AIM MID CAP CORE      AIM SMALL CAP
TECHNIQUE                                 FUND                EQUITY FUND         GROWTH FUND
----------------------------------------------------------------------------------------------
                                              EQUITY INVESTMENTS
----------------------------------------------------------------------------------------------
Common Stock                                X                     X                    X
----------------------------------------------------------------------------------------------
Preferred Stock                             X                     X                    X
----------------------------------------------------------------------------------------------
Convertible Securities                      X                     X                    X
----------------------------------------------------------------------------------------------
Alternative Entity Securities               X                     X                    X
----------------------------------------------------------------------------------------------
                                             FOREIGN INVESTMENTS
----------------------------------------------------------------------------------------------
Foreign Securities                          X                     X                    X
----------------------------------------------------------------------------------------------
Foreign Government Obligations                                    X
----------------------------------------------------------------------------------------------
Foreign Exchange Transactions               X                     X                    X
----------------------------------------------------------------------------------------------
                                       DEBT INVESTMENTS FOR EQUITY FUNDS
----------------------------------------------------------------------------------------------
U.S. Government Obligations                 X                     X                    X
----------------------------------------------------------------------------------------------
Investment Grade Corporate Debt             X                     X                    X
Obligations
----------------------------------------------------------------------------------------------
Liquid Assets                               X                     X                    X
----------------------------------------------------------------------------------------------
Junk Bonds
----------------------------------------------------------------------------------------------
                                               OTHER INVESTMENTS
----------------------------------------------------------------------------------------------
REITs                                       X                     X                    X
----------------------------------------------------------------------------------------------
Other Investment Companies                  X                     X                    X
----------------------------------------------------------------------------------------------
Defaulted Securities
----------------------------------------------------------------------------------------------
Municipal Forward Contracts
----------------------------------------------------------------------------------------------
Variable or Floating Rate
Instruments
----------------------------------------------------------------------------------------------
Indexed Securities
----------------------------------------------------------------------------------------------
Zero-Coupon and Pay-in-Kind
Securities
----------------------------------------------------------------------------------------------
Synthetic Municipal Instruments
----------------------------------------------------------------------------------------------
                                             INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------
Delayed Delivery Transactions               X                     X                    X
----------------------------------------------------------------------------------------------
When-Issued Securities                      X                     X                    X
----------------------------------------------------------------------------------------------
Short Sales                                 X                     X                    X
----------------------------------------------------------------------------------------------
Margin Transactions
----------------------------------------------------------------------------------------------
Swap Agreements                             X                     X                    X
----------------------------------------------------------------------------------------------
Interfund Loans                             X                     X                    X
----------------------------------------------------------------------------------------------

                                              AIM GROWTH SERIES

                               SUMMARY OF SECURITIES AND INVESTMENT TECHNIQUES


----------------------------------------------------------------------------------------------
   FUND
   ----
SECURITY/
INVESTMENT                           AIM BASIC VALUE       AIM MID CAP CORE      AIM SMALL CAP
TECHNIQUE                                 FUND                EQUITY FUND         GROWTH FUND
----------------------------------------------------------------------------------------------
Borrowing                                   X                     X                    X
----------------------------------------------------------------------------------------------
Lending Portfolio Securities                X                     X                    X
----------------------------------------------------------------------------------------------
Repurchase Agreements                       X                     X                    X
----------------------------------------------------------------------------------------------
Reverse Repurchase Agreements               X                     X                    X
----------------------------------------------------------------------------------------------
Dollar Rolls                                X                     X                    X
----------------------------------------------------------------------------------------------
Illiquid Securities                         X                     X                    X
----------------------------------------------------------------------------------------------
Rule 144A Securities                        X                     X                    X
----------------------------------------------------------------------------------------------
Unseasoned Issuers
----------------------------------------------------------------------------------------------
Portfolio Transactions
----------------------------------------------------------------------------------------------
Sale of Money Market Securities
----------------------------------------------------------------------------------------------
Standby Commitments
----------------------------------------------------------------------------------------------
                                                  DERIVATIVES
----------------------------------------------------------------------------------------------
Equity-Linked Derivatives                   X                     X                    X
----------------------------------------------------------------------------------------------
Put Options                                 X                     X                    X
----------------------------------------------------------------------------------------------
Call Options                                X                     X                    X
----------------------------------------------------------------------------------------------
Straddles                                   X                     X                    X
----------------------------------------------------------------------------------------------
Warrants                                    X                     X                    X
----------------------------------------------------------------------------------------------
Futures Contracts and Options               X                     X                    X
on Futures Contracts
----------------------------------------------------------------------------------------------
Forward Currency Contracts                  X                     X                    X
----------------------------------------------------------------------------------------------
Cover                                       X                     X                    X
----------------------------------------------------------------------------------------------
                                     ADDITIONAL SECURITIES OR INVESTMENT TECHNIQUES
----------------------------------------------------------------------------------------------
Commercial Bank Obligations                 X                   X                     X
----------------------------------------------------------------------------------------------


Equity Investments

         COMMON STOCK. Common stock is issued by companies principally to raise cash for business purposes and represents a residual interest in the issuing company. A Fund participates in the success or failure of any company in which it holds stock. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

         PREFERRED STOCK. Preferred stock, unlike common stock, often offers a stated dividend rate payable from a corporation's earnings. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. Dividends on some preferred stock may be "cumulative," requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer's common stock. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation, and may be "participating," which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals. The rights of preferred stocks on the distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

         CONVERTIBLE SECURITIES. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into a prescribed amount of common stock or other equity securities at a specified price and time. The holder of convertible securities is entitled to receive interest paid or accrued on debt, or dividends paid or accrued on preferred stock, until the security matures or is converted.

         The value of a convertible security depends on interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. Convertible securities may be illiquid, and may be required to convert at a time and at a price that is unfavorable to the Fund.

         ALTERNATIVE ENTITY SECURITIES. Companies that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities may issue equity securities that are similar to common or preferred stock of corporations.

Foreign Investments

         FOREIGN SECURITIES. Foreign securities are equity or debt securities issued by issuers outside the United States, and include securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or other securities representing underlying securities of foreign issuers. Depositary Receipts are typically issued by a bank or trust company and evidence ownership of underlying securities issued by foreign corporations.

         Each Fund may invest up to 25% of its total assets in foreign securities.

         Investments by a Fund in foreign securities, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below. Investments by a Fund in ADRs, EDRs or similar securities also may entail some or all of the risks described below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States' economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the Securities and Exchange Commission ("SEC") and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.


         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. Each participating country (currently, Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) has replaced its local currency with the euro effective January 1, 2002.



         Risks of Developing Countries. The Funds may each invest up to 5% of their total assets in securities of companies located in developing countries. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Funds. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments.



         FOREIGN GOVERNMENT OBLIGATIONS. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above with respect to foreign securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country's willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries.


         FOREIGN EXCHANGE TRANSACTIONS. Foreign exchange transactions include direct purchases of futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange traded futures contracts.

         Each Fund has authority to deal in foreign exchange between currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rates between those currencies. A Fund may commit the same percentage of its assets to foreign exchange hedges as it can invest in foreign securities.


         The Funds may utilize either specific transactions ("transaction hedging") or portfolio positions ("position hedging") to hedge foreign currency exposure through foreign exchange transactions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Fund, or the payment of dividends and distributions by the Fund. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. Additionally, foreign exchange transactions may involve some of the risks of investments in foreign securities.

Debt Investments for Equity Funds


         U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities include bills, notes and bonds issued by the U.S. Treasury, as well as "stripped" or "zero coupon" U.S. Treasury obligations representing future interest or principal payments on U.S. Treasury notes or bonds. Stripped securities are sold at a discount to their "face value," and may exhibit greater price volatility than interest-bearing securities since investors receive no payment until maturity. Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association ("FNMA"), are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Student Loan Marketing Association ("SLMA"), are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, though issued by an instrumentality chartered by the U.S. Government, like the Federal Farm Credit Bureau ("FFCB"), are supported only by the credit of the instrumentality. The U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so.



         INVESTMENT GRADE CORPORATE DEBT OBLIGATIONS. Each Fund may invest in U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies. Such debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. In choosing corporate debt securities on behalf of a Fund, its investment adviser may consider: (i) general economic and financial conditions; (ii) the specific issuer's (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer's country; and, (iii) other considerations deemed appropriate.



         LIQUID ASSETS. For cash management purposes, the Funds may hold a portion of their assets in cash or cash equivalents, including shares of affiliated money market funds. Cash equivalents include money market instruments (such as certificates of deposit, time deposits, bankers' acceptances from U.S. or foreign banks, and repurchase agreements), shares of affiliated money market funds or high-quality debt obligations (such as U.S. Government obligations, commercial paper, master notes and other short-term corporate instruments, participation interests in corporate loans, and municipal obligations).



         Descriptions of debt securities ratings are found in Appendix A.

Other Investments

         REAL ESTATE INVESTMENT TRUSTS ("REITs"). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both.

         To the extent consistent with their respective investment objectives and policies, each Fund may invest up to 15% of its total assets in equity and/or debt securities issued by REITs.

         To the extent that a Fund has the ability to invest in REITs, the Fund could conceivably own real estate directly as a result of a default on the securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Equity and mortgage REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. Such trusts are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by a Fund. By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

         OTHER INVESTMENT COMPANIES. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds (defined below), the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

         The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies.

Investment Techniques


         DELAYED DELIVERY TRANSACTIONS. Delayed delivery transactions, also referred to as forward commitments, involve commitments by a Fund to dealers or issuers to acquire or sell securities at a specified future date beyond the customary settlement for such securities. These commitments may fix the payment price and interest rate to be received or paid on the investment. A Fund may purchase securities on a delayed delivery basis to the extent it can anticipate having available cash on settlement date. Delayed delivery agreements will not be used as a speculative or leveraging technique.


         Investment in securities on a delayed delivery basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor a delayed delivery commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional delayed delivery agreements or when-issued commitments (as described below) will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement. Absent extraordinary circumstances, a Fund will not sell or otherwise transfer the delayed delivery basis securities prior to settlement.


         A Fund may enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date.


         WHEN-ISSUED SECURITIES. Purchasing securities on a "when-issued" basis means that the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued. The payment obligation and, if applicable, the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. A Fund will only make commitments to purchase such securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable.

         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and, if applicable, changes in the level of interest rates. Therefore, if a Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then available cash flow, by sale of the segregated liquid assets, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

         Investment in securities on a when-issued basis may increase a Fund's exposure to market fluctuation and may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must sell another security in order to honor a when-issued commitment. If a Fund purchases a when-issued security, the Fund's custodian bank will segregate liquid assets in an amount equal to the when-issued commitment. If the market value of such segregated assets declines, additional liquid assets will be segregated on a daily basis so that the market value of the segregated assets will equal the amount of the Fund's when-issued commitments. No additional delayed delivery agreements (as described above) or when-issued commitments will be made by a Fund if, as a result, more than 25% of the Fund's total assets would become so committed.

         SHORT SALES. In a short sale, a Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. A Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A Fund will make a short sale, as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security, or when the Fund does not want to sell the security it owns, because it wishes to defer recognition of gain or loss for federal income tax purposes. In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount a Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. In determining the number of shares to be sold short against a Fund's position in a convertible security, the anticipated fluctuation in the conversion premium is considered. A Fund may also make short sales to generate additional income from the investment of the cash proceeds of short sales.


         A Fund will only make short sales "against the box," meaning that at all times when a short position is open, the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. To secure its obligation to deliver the securities sold short, a Fund will segregate with its custodian an equal amount to the securities sold short or securities convertible into or exchangeable for such securities. A Fund may pledge no more than 10% of its total assets as collateral for short sales against the box.


         MARGIN TRANSACTIONS. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.

         SWAP AGREEMENTS. Each Fund may enter into interest rate, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Commonly used swap agreements include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

         The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by a Fund would calculate the obligations on a "net basis." Consequently, a Fund's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Obligations under a swap agreement will be accrued daily (offset against amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating liquid assets to avoid any potential leveraging of the Fund. A Fund will not enter into a swap agreement with any single party if the net amount owed to or to be received under existing contracts with that party would exceed 5% of the Fund's total assets. For a discussion of the tax considerations relating to swap agreements, see "Dividends, Distributions and Tax Matters - Swap Agreements."

         INTERFUND LOANS. Each Fund may lend uninvested cash up to 15% of its net assets to other AIM Funds and each Fund may borrow from other AIM Funds to the extent permitted under such Fund's investment restrictions. During temporary or emergency periods, the percentage of a Fund's net assets that may be loaned to other AIM Funds may be increased as permitted by the SEC. If any interfund loans are outstanding, a Fund cannot make any additional investments. If a Fund has borrowed from other AIM Funds and has aggregate borrowings from all sources that exceed 10% of such Fund's total assets, such Fund will secure all of its loans from other AIM Funds. The ability of a Fund to lend its securities to other AIM Funds is subject to certain other terms and conditions.


         BORROWING. Each Fund may borrow money to a limited extent for temporary or emergency purposes. If there are unusually heavy redemptions because of changes in interest rates or for any other reason, a Fund may have to sell a portion of its investment portfolio at a time when it may be disadvantageous to do so. Selling fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. The Trust believes that, in the event of abnormally heavy redemption requests, a Fund's borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.


         LENDING PORTFOLIO SECURITIES. The Funds may each lend their portfolio securities (principally to broker-dealers) where such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets.

         The Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of any cash collateral. A Fund will not have the right to vote securities while they are being lent, but it can call a loan in anticipation of an important vote. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or Affiliated Money Market Funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned increases and the collateral is not increased accordingly or in the event of default by the borrower. The Fund could also experience delays and costs in gaining access to the collateral.

         REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the Fund's holding period. A Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. Each of the Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest.


         If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.



         The Funds may invest their cash balances in joint accounts with other AIM Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.


         REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or
(iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price, and will subsequently continually monitor the account to ensure that such equivalent value is maintained at all times. Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which it is obligated to repurchase the securities, or that the other party may default on its obligation, so that the

Fund is delayed or prevented from completing the transaction. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.

         DOLLAR ROLLS. A dollar roll involves the sale by a Fund of a mortgage security to a financial institution such as a broker-dealer or a bank, with an agreement to repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, and the income from these investments, together with any additional fee income received on the sale, could generate income for a Fund exceeding the yield on the sold security.

         Dollar roll transactions involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Fund"s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds obligation to repurchase the securities. At the time the Fund enters into a dollar roll, it will segregate liquid assets having a dollar value equal to the repurchase price, and will monitor the account to ensure that such equivalent value is maintained. The Fund typically enters into dollar roll transactions to enhance the Fund's return either on an income or total return basis or to manage pre-payment risk. Dollar rolls are considered borrowings by a Fund under the 1940 Act.

         ILLIQUID SECURITIES. Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933 (the "1933 Act"). Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities.

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. A Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations.

         RULE 144A SECURITIES. Rule 144A securities are securities which, while privately placed, are eligible for purchase and resale pursuant to Rule 144A under the 1933 Act. This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investment in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes; (ii) number of dealers and potential purchasers;
(iii) dealer undertakings to make a market; and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). AIM will also monitor the liquidity of Rule 144A securities and, if as a result of changed conditions, AIM determines that a Rule 144A security is no longer liquid, AIM will review a Fund's holdings of illiquid securities to determine what, if any, action is required to assure that such Fund complies with its restriction on investment in illiquid securities. Investing in Rule 144A securities could increase the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Derivatives


         The Funds may each invest in forward currency contracts, futures contracts, options on securities, options on indices, options on currencies, and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with each Fund's investments. The Funds may also invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities).


         EQUITY-LINKED DERIVATIVES. Equity-Linked Derivatives are interests in a securities portfolio designed to replicate the composition and performance of a particular index. Equity-Linked Derivatives are exchange traded. The performance results of Equity-Linked Derivatives will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers, borne by the Equity-Linked Derivatives. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optimised Portfolios As Listed Securities ("OPALS"). Investments in Equity-Linked Derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the Equity-Linked Derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in Equity-Linked Derivatives may constitute investments in other investment companies and, therefore, a Fund may be subject to the same investment restrictions with Equity-Linked Derivatives as with other investment companies. See "Other Investment Companies."

         PUT AND CALL OPTIONS. A call option gives the purchaser the right to buy the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell the underlying security, contract or foreign currency. A put option gives the purchaser the right to sell the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option (or on a specified date if the option is a European style option), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Until an option expires or is offset, the option is said to be "open." When an option expires or is offset, the option is said to be "closed."

         A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options exceeds 20% of the Fund's total assets. A Fund will not purchase options if, at any time of the investment, the aggregate premiums paid for the options will exceed 5% of the Fund's total assets.

         Pursuant to federal securities rules and regulations, if a Fund writes options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."


         Writing Options. A Fund may write put and call options in an attempt to realize, through the receipt of premiums, a greater current return than would be realized on the underlying security, contract, or foreign currency alone. A Fund may only write a call option on a security if it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities subject to the call option. In return for the premium received for writing a call option, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.



         A Fund may write a put option without owning the underlying security if it covers the option as described below in the section "Cover." A Fund may only write a put option on a security as part of an investment strategy, and not for speculative purposes. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.



         If an option that a Fund has written expires, it will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.


         Writing call options can serve as a limited hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. Closing transactions may be effected in order to realize a profit on an outstanding call option, to prevent an underlying security, contract or currency from being called or to permit the sale of the underlying security, contract or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security, contract or currency with either a different exercise price or expiration date, or both.


         Purchasing Options. A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio. The Fund is not required to own the underlying security in order to purchase a call option, and may only cover this transaction with cash, liquid assets and/or short-term debt securities. Utilized in this fashion, the purchase of call options would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds such a call option, rather than the underlying security or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. Each of the Funds may also purchase call options on underlying securities, contracts or currencies against which it has written other call options. For example, where a Fund has written a call option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a call option with a different exercise strike and/or expiration date that would eliminate some or all of the risk associated with the written call. Used in combinations, these strategies are commonly referred to as "call spreads."



         A Fund may only purchase a put option on an underlying security, contract or currency ("protective put") owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency. Such hedge protection is provided only during the life of the put option. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost. A Fund may also purchase put options on underlying securities, contracts or currencies against which it has written other put options. For example, where a Fund has written a put option on an underlying security, rather than entering a closing transaction of the written option, it may purchase a put option with a different exercise price and/or expiration date that would eliminate some or all of the risk associated with the written put. Used in combinations, these strategies are commonly referred to as "put spreads." Likewise, a Fund may write call options on underlying securities, contracts or currencies against which it has purchased protective put options. This strategy is commonly referred to as a "collar."


         Over-The-Counter Options. Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Fund will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time. Because purchased OTC options in certain cases may be difficult to dispose of in a timely manner, the Fund may be required to treat some or all of these options (i.e., the market value) as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

         Index Options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference.

         The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will not be perfectly correlated with the value of the index.

         Pursuant to federal securities rules and regulations, if a Fund writes index options it may be required to set aside assets to reduce the risks associated with writing those options. This process is described in more detail below in the section "Cover."

         STRADDLES. The Fund, for hedging purposes, may write straddles (combinations of put and call options on the same underlying security) to adjust the risk and return characteristics of the Fund's overall position. A possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         WARRANTS. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

         FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A Futures Contract is a two party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of an index future) for a specified price at a designated date, time and place (collectively, "Futures Contracts"). A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding.

         A Fund will enter into Futures Contracts for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. A Fund's hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.


         The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission ("CFTC"). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. For a further discussion of the risks associated with investments in foreign securities, see "Foreign Investments" in this Statement of Additional Information.

         Closing out an open Futures Contract is effected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.

         "Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered ("initial margin") is intended to ensure the Fund's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

         Subsequent payments, called "variation margin," to and from the futures commission merchant through which a Fund entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

         If a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Futures Contract or option or to maintain cash or securities in a segregated account.


         Options on Futures Contracts. Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures Contract position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures Contract margin account. The Funds currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.


         Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies. To the extent that a Fund enters into Futures Contracts, options on Futures Contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the total assets of the Fund, after taking into account unrealized profits and unrealized losses on any contracts it has entered into. This guideline may be modified by the Board, without a shareholder vote. This limitation does not limit the percentage of the Fund's assets at risk to 5%.

         Pursuant to federal securities rules and regulations, a Fund's use of Futures Contracts and options on Futures Contracts may require that Fund to set aside assets to reduce the risks associated with using Futures Contracts and options on Futures Contracts. This process is described in more detail below in the section "Cover."


         FORWARD CURRENCY CONTRACTS. A forward currency contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Fund either may accept or make delivery of the currency at the maturity of the forward currency contract. A Fund may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such contracts, and it may be difficult to enter into closing transactions.



         Each of the Funds may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally. When a Fund purchases a security denominated in a foreign currency for settlement in the near future, it may immediately purchase in the forward market the currency needed to pay for and settle the purchase. By entering into a forward currency contract with respect to the specific purchase or sale of a security denominated in a foreign currency, the Fund can secure an exchange rate between the trade and settlement dates for that purchase or sale transaction. This practice is sometimes referred to as "transaction hedging." Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions denominated or quoted in a foreign currency.



         The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

         Pursuant to federal securities rules and regulations, a Fund's use of forward currency contracts may require that Fund to set aside assets to reduce the risks associated with using forward currency contracts. This process is described in more detail below in the section "Cover."



         COVER. Transactions using forward currency contracts, futures contracts and options (other than options purchased by a Fund) expose a Fund to an obligation to another party. A Fund will not enter into any such transactions unless, in addition to complying with all the restrictions noted in the disclosure above, it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, forward currency contracts or futures contracts or (2) cash, liquid assets and/or short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities. To the extent that a futures contract, forward currency contract or option is deemed to be illiquid, the assets used to "cover" the Fund's obligation will also be treated as illiquid for purposes of determining the Fund's maximum allowable investment in illiquid securities.


         Even though options purchased by the Funds do not expose the Funds to an obligation to another party, but rather provide the Funds with a right to exercise, the Funds intend to "cover" the cost of any such exercise. To the extent that a purchased option is deemed illiquid, a Fund will treat the market value of the option (i.e., the amount at risk to the Fund) as illiquid, but will not treat the assets used as cover on such transactions as illiquid.


         Assets used as cover cannot be sold while the position in the corresponding forward currency contract, futures contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Fund's assets is used for cover or otherwise set aside, it could affect portfolio management or the Fund's ability to meet redemption requests or other current obligations.


         GENERAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES. The use by the Funds of options, futures contracts and forward currency contracts involves special considerations and risks, as described below. Risks pertaining to particular strategies are described in the sections that follow.

         (1) Successful use of hedging transactions depends upon AIM's ability to correctly predict the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While AIM is experienced in the use of these instruments, there can be no assurance that any particular hedging strategy will succeed.

         (2) There might be imperfect correlation, or even no correlation, between the price movements of an instrument (such as an option contract) and the price movements of the investments being hedged. For example, if a "protective put" is used to hedge a potential decline in a security and the security does decline in price, the put option's increased value may not completely offset the loss in the underlying security. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.

         (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.


         (4) There is no assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon or forward currency contract at any particular time.


         (5) As described above, a Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties. If a Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

         (6) There is no assurance that a Fund will use hedging transactions. For example, if a Fund determines that the cost of hedging will exceed the potential benefit to the Fund, the Fund will not enter into such transaction.

Additional Securities or Investment Techniques





         COMMERCIAL BANK OBLIGATIONS. For the purposes of each Fund's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations, however, may be limited by the terms of a specific obligation and by government regulation. As with investment in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject the Funds to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a Fund typically will acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of any Fund. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.


FUND POLICIES


         FUNDAMENTAL RESTRICTIONS. Each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         (1) The Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions"). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.

         (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.

         (4) The Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

         (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

         (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.


         The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board of Trustees has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which AIM must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.


         NON-FUNDAMENTAL RESTRICTIONS. The following non-fundamental investment restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities.

         (1) In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an "AIM Advised Fund"), subject to the terms and conditions of any exemptive orders issued by the SEC.

         (2) In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker-dealers or an AIM Advised Fund. The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets or when any borrowings from an AIM Advised Fund are outstanding.

         (3) In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to an AIM Advised Fund, on such terms and conditions as the SEC may require in an exemptive order.

         (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.


         (6) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.



         ADDITIONAL NON-FUNDAMENTAL POLICIES. As non-fundamental policies:



         (1) AIM Mid Cap Core Equity Fund normally invests at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.



         (2) AIM Small Cap Growth Fund normally invests at least 80% of its assets in securities of small-capitalization companies. For purposes of the foregoing sentence, "assets" means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.


TEMPORARY DEFENSIVE POSITIONS


         In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the Funds may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes..


PORTFOLIO TURNOVER


         The portfolio turnover rate for AIM Basic Value Fund increased significantly from the fiscal year ended December 31, 2001 to the fiscal year ended December 31, 2002. AIM Basic Value Fund experienced an increase in portfolio turnover during this period because increased market volatility created more opportunities for fund managers to purchase stocks at what they viewed as compelling valuations. This is consistent with the Fund's investment strategy. The portfolio turnover rate for AIM Basic Value Fund decreased significantly from the fiscal year ended December 31, 2000 to the fiscal year ended December 31, 2001. AIM Basic Value Fund experienced a decline in portfolio turnover during this period because the portfolio managers of the Fund continued to view portfolio holdings purchased in prior periods as good investments for the Fund, and significant cash inflows during the year allowed the portfolio managers of the Fund to make other portfolio adjustments without selling existing holdings.


                             MANAGEMENT OF THE TRUST
BOARD OF TRUSTEES

         The overall management of the business and affairs of the Funds and the Trust is vested in the Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of one or more of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of each Fund are delegated to the officers of the Trust and to AIM, subject always to the objective(s), restrictions and policies of the applicable Fund and to the general supervision of the Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent corporation of AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

MANAGEMENT INFORMATION


         The trustees and officers of the Trust and their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix B.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee, the Valuation Committee and the Committee on Directors/Trustees.


         The members of the Audit Committee are Frank S. Bayley, Bruce L. Crockett, Albert R. Dowden (Vice Chair), Edward K. Dunn, Jr. (Chair), Jack M. Fields, Lewis F. Pennock, Louis S. Sklar, Dr. Prema Mathai-Davis and Ruth H. Quigley. The Audit Committee is responsible for: (i) the appointment, compensation and oversight of any independent auditors employed by the Fund (including resolution of disagreements between Fund management and the auditor regarding financial reporting) for the purpose of preparing or issuing an audit report or related work; (ii) overseeing the financial reporting process of the Fund; (iii) monitoring the process and resulting financial statements prepared by Fund management to promote accuracy of financial reporting and asset valuation; and (iv) preapproving permissible non-audit services that are provided to the Fund by its independent auditors. During the fiscal year ended December 31, 2002, the Audit Committee held six meetings.



         The members of the Investments Committee are Messrs. Bayley, Crockett, Dowden, Dunn, Fields, Pennock and Sklar (Chair), Carl Frischling, Dr. Mathai-Davis (Vice Chair) and Miss Quigley. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policies and pricing matters. During the fiscal year ended December 31, 2002, the Investments Committee held four meetings.



         The members of the Valuation Committee are Messrs. Dunn and Pennock (Chair), and Miss Quigley (Vice Chair). The Valuation Committee is responsible for: (i) periodically reviewing AIM's Procedures for Valuing Securities ("Procedures"), and making any recommendations to AIM with respect thereto; (ii) reviewing proposed changes to the Procedures recommended by AIM from time to time; (iii) periodically reviewing information provided by AIM regarding industry developments in connection with valuation; (iv) periodically reviewing information from AIM regarding fair value and liquidity determinations made pursuant to the Procedures, and making recommendations to the full Board in connection therewith (whether such information is provided only to the Committee or to the Committee and the full Board simultaneously); and (v) if requested by AIM, assisting AIM's internal valuation committee and/or the full Board in resolving particular valuation anomalies. During the fiscal year ended December 31, 2002, the Valuation Committee held one meeting.



         The members of the Committee on Directors/Trustees are Messrs. Bayley, Crockett (Chair), Dowden, Dunn, Fields (Vice Chair), Pennock and Sklar, Dr. Mathai-Davis and Miss Quigley. The Committee on Directors/Trustees is responsible for: (i) nominating persons who are not interested persons of the Fund for election or appointment (a) as additions to the Board, (b) to fill vacancies which, from time to time, may occur in the Board and (c) for election by shareholders of the Fund at meetings called for the election of trustees;
(ii) nominating persons who are not interested persons of the Fund for selection as, members of each committee of the Board, including without limitation, the Audit Committee, the Committee on Directors/Trustees, the Investments Committee and the Valuation Committee, and to nominate persons for selection as chair and vice chair of each such committee; (iii) reviewing from time to time the compensation payable to the independent trustees and making recommendations to the Board regarding compensation; (iv) reviewing and evaluating from time to time the functioning of the Board and the various committees of the Board; (v) selecting independent legal counsel to the independent trustees and approving the compensation paid to independent legal counsel; and (vi) approving the compensation paid to independent counsel and other advisers, if any, to the Audit Committee of the Fund. During the fiscal year ended December 31, 2002, the Committee on Directors/Trustees held five meetings.


         The Committee on Directors/Trustees will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and
(ii) that the Committee on Directors/Trustees or the Board, as applicable, shall make the final determination of persons to be nominated.

Trustee Ownership of Fund Shares

         The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix B.

Factors Considered in Approving the Investment Advisory Agreement


         The advisory agreement with AIM was re-approved for each Fund by the Trust's Board at a meeting held on May 14-15, 2002. In evaluating the fairness and reasonableness of the advisory agreement, the Board of Trustees considered a variety of factors for each Fund, including: the requirements of each Fund for investment supervisory and administrative services; the quality of AIM's services, including a review of each Fund's investment performance and AIM's investment personnel; the size of the fees in relationship to the extent and quality of the investment advisory services rendered; fees charged to AIM's other clients; fees charged by competitive investment advisors; the size of the fees in light of services provided other than investment advisory services; the expenses borne by each Fund as a percentage of its assets and relationship to contractual limitations; any fee waivers (or payments of Fund expenses) by AIM; AIM's profitability; the benefits received by AIM from its relationship to each Fund, including soft dollar arrangements, and the extent to which each Fund shares in those benefits; the organizational capabilities and financial condition of AIM and conditions and trends prevailing in the economy, the securities markets and the mutual fund industry; and the historical relationship between each Fund and AIM.


         In considering the above factors, the Board also took into account the fact that uninvested cash and cash collateral from securities lending arrangements (collectively, "cash balances") of each Fund may be invested in money market funds advised by AIM pursuant to the terms of an exemptive order. The Board found that each Fund may realize certain benefits upon investing cash balances in AIM advised money market funds, including a higher net return, increased liquidity, increased diversification or decreased transaction costs. The Board also found that each Fund will not receive reduced services if it invests its cash balances in such money market funds. The Board further determined that the proposed securities lending program and related procedures with respect to each of the lending Funds is in the best interests of each lending Fund and its respective shareholders. The Board therefore concluded that the investment of cash collateral received in connection with the securities lending program in the money market funds according to the procedures is in the best interests of each lending Fund and its respective shareholders.

         After consideration of these factors, the Board found that: (i) the services provided to each Fund and its shareholders were adequate; (ii) the agreements were fair and reasonable under the circumstances; and (iii) the fees payable under the agreements would have been obtained through arm's length negotiations. The Board therefore concluded that each Fund's advisory agreement was in the best interests of such Fund and its shareholders and continued the agreement for an additional year.

COMPENSATION

         Each trustee who is not affiliated with AIM is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other

AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.


         Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002 is found in Appendix C.


Retirement Plan For Trustees


         The Trustees have adopted a retirement plan for the trustees of the Trust who are not affiliated with AIM. The retirement plan includes a retirement policy as well as retirement benefits for the non-AIM-affiliated trustees.


         The retirement policy permits each non-AIM-affiliated trustee to serve until December 31 of the year in which the trustee turns 72. A majority of the trustees may extend from time to time the retirement date of a trustee.


         Annual retirement benefits are available to each non-AIM-affiliated trustee of the Trust and/or the other AIM Funds (each, a "Covered Fund") who has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. The retirement benefits will equal 75% of the trustee's annual retainer paid or accrued by any Covered Fund to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The annual retirement benefits are payable in quarterly installments for a number of years equal to the lesser of
(i) ten or (ii) the number of such trustee's credited years of service. A death benefit is also available under the plan that provides a surviving spouse with a quarterly installment of 50% of a deceased trustee's retirement benefits for the same length of time that the trustee would have received based on his or her service. A trustee must have attained the age of 65 (55 in the event of death or disability) to receive any retirement benefit.


Deferred Compensation Agreements


         Messrs. Dunn, Fields, Frischling and Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's retirement benefits commence under the Plan. The Board, in its sole discretion, also may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.


Purchases of Class A Shares of the Funds at Net Asset Value


         The trustees and other affiliated persons of the Trust may purchase Class A shares of the Funds without paying an initial sales charge. AIM Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution.

CODES OF ETHICS


         AIM, the Trust and AIM Distributors have each adopted a Code of Ethics governing, as applicable, personal trading activities of all directors/trustees, officers of the Trust, persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by any of the Funds or obtain information pertaining to such purchase or sale, and certain other employees. The Codes of Ethics are intended to prohibit conflicts of interest with the Trust that may arise from personal trading. Personal trading, including personal trading involving securities that may be purchased or held by a Fund, is permitted by persons covered under the relevant Codes subject to certain restrictions; however those persons are generally required to pre-clear all security transactions with the Compliance Officer or his designee and to report all transactions on a regular basis.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Information about the ownership of each class of each Fund's shares by beneficial or record owners of such Fund and by trustees and officers as a group is found in Appendix D. A shareholder who owns beneficially 25% or more of the outstanding shares of a Fund is presumed to "control" that Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISOR


         AIM, the Funds' investment advisor, was organized in 1976, and along with its subsidiaries, manages or advises over 190 investment portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. AIM Management is an indirect, wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent global investment management group. Certain of the directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Management Information" herein.


         As investment advisor, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds.


         AIM is also responsible for furnishing to the Funds, at AIM's expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, in the judgment of the trustees, to conduct their respective businesses effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund's accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.



         The Master Investment Advisory Agreement provides that the Fund will pay or cause to be paid all expenses of such Fund not assumed by AIM, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders.


         AIM, at its own expense, furnishes to the Trust office space and facilities. AIM furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.

         Pursuant to its advisory agreement with the Trust, AIM receives a monthly fee from each Fund calculated at the following annual rates, based on the average daily net assets of each Fund during the year:


---------------------------------------------------------------------------------
             FUND NAME                       NET ASSETS             ANNUAL RATE
---------------------------------------------------------------------------------
AIM Basic Value Fund                  First $500 million              0.725%
AIM Mid Cap Core Equity Fund          Next $500 million                0.70%
AIM Small Cap Growth Fund             Next $500 million               0.675%
                                      Amount over $1.5 billion         0.65%
---------------------------------------------------------------------------------





         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund.


         AIM has voluntarily agreed, effective July 1, 2002, to waive a portion of advisory fees payable by each Fund. The amount of the waiver will equal 25% of the advisory fee AIM receives from the Affiliated Money Market Funds as a result of each Fund's investment of uninvested cash in an Affiliated Money Market Fund. See "Investment Strategies and Risks - Other Investments - Other Investment Companies."



         The management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund for the last three fiscal years ended December 31, are found in Appendix E.



         SECURITIES LENDING ARRANGEMENTS. If a Fund engages in securities lending, AIM will provide the Fund investment advisory services and related administrative services. The advisory agreement describes the administrative services to be rendered by AIM if a Fund engages in securities lending activities, as well as the compensation AIM may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the "agent") in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with AIM's instructions and with procedures adopted by the Board;
(d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.


         AIM's compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services AIM will provide, a lending Fund will pay AIM a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. AIM currently intends to waive such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.

SERVICE AGREEMENTS

         ADMINISTRATIVE SERVICES AGREEMENT. AIM and the Trust have entered into a Master Administrative Services Agreement ("Administrative Services Agreement") pursuant to which AIM may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by AIM under the advisory agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Trust's Board of Trustees, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, AIM is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board of Trustees. Currently, AIM is reimbursed for the services of the Trust's principal financial officer and her staff, and any expenses related to fund accounting services.


         Administrative services fees paid to AIM by each Fund for the last three fiscal years ended December 31, are found in Appendix F.


OTHER SERVICE PROVIDERS

         TRANSFER AGENT. A I M Fund Services, Inc. ("AFS"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a registered transfer agent and wholly owned subsidiary of AIM, acts as transfer and dividend disbursing agent for the Funds.


         The Transfer Agency and Service Agreement between the Trust and AFS provides that AFS will perform certain shareholder services for the Funds. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Funds; maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts. AFS may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.



         It is anticipated that most investors will perform their own sub-accounting.


         CUSTODIAN. State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as sub-custodian for retail purchases. The Bank of New York, 100 Church Street, New York, New York 10286, also serves as sub-custodian to facilitate cash management.

         The Custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. AIM is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities depositories in a country; the Custodian is responsible for monitoring eligible foreign securities depositories.

         Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.

         AUDITORS. The Funds' independent public accountants are responsible for auditing the financial statements of the Funds. The Board of Trustees has selected PricewaterhouseCoopers LLP, 1201 Louisiana, Suite 2900, Houston, Texas, 77002, as the independent public accountants to audit the financial statements of the Funds.


         COUNSEL TO THE TRUST. Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103-7599.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Brokerage Selection" below.


         Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions placed in such markets may be effected at either net prices without commissions, but which include compensation to the broker-dealer in the form of a mark up or mark down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the broker-dealer, including electronic communication networks.


         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.


         Brokerage commissions paid by each of the Funds during the last three fiscal years ended December 31 are found in Appendix G.


COMMISSIONS


         During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to brokers affiliated with the Funds, AIM, AIM Distributors, or any affiliates of such entities.


         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account (and may invest in Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

BROKERAGE SELECTION

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [AIM's] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communications of trade information and the providing of custody services, as well as the providing of equipment used to communicate research information and the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.


         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements, consistent with obtaining best execution. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

DIRECTED BROKERAGE (RESEARCH SERVICES)


         Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2002 are found in Appendix H.


REGULAR BROKERS OR DEALERS


         Information concerning the Funds' acquisition of securities of their regular brokers or dealers during the last fiscal year ended December 31, 2002 is found in Appendix H.


ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM results in transactions which could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment. This procedure would apply to transactions in both equity and fixed income securities.


ALLOCATION OF INITIAL PUBLIC OFFERING ("IPO") TRANSACTIONS



         Certain of the AIM Funds or other accounts managed by AIM may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. It shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO, and to allocate such transactions in accordance with the following procedures:



         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund and account will be placed in one of four tiers, depending upon each AIM Fund's or account's asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the four tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. In addition, Incubator Funds, as described in AIM's Incubator and New Fund Investment Policy, will each be limited to a 40 basis point allocation only. Such allocations will be allocated to the nearest share round lot that approximates 40 basis points.



         When any AIM Funds and/or accounts with substantially identical investment objectives and policies participate in IPOs, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest participating AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds or accounts will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such IPO transactions will be the same for each AIM Fund and account.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASE AND REDEMPTION OF SHARES

         Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to A I M Fund Services, Inc. at P.O. Box 4497, Houston, Texas 77210-4497. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to AFS.

         Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give AFS all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor's payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.

         A financial intermediary may submit a written request to AFS for correction of transactions involving Fund shares. If AFS agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

         An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.

         Payment for redeemed shares is normally made by Federal Reserve wire to the bank account designated in the investor's account application, but may be sent by check at the investor's request. By providing written notice to his financial intermediary or to AFS, an investor may change the bank account designated to receive redemption proceeds. AFS may request additional documentation.

         AFS may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary, and (b) for accounts for which the intermediary acts in some other capacity. An intermediary may aggregate its master accounts and subaccounts to satisfy the minimum investment requirement.


         Platform sponsors that provide investment vehicles to fund Section 401 defined contribution plans and have entered into written agreements with AIM Distributors to waive applicable investment minimums may purchase Institutional Class shares for accounts within such plans.





REDEMPTIONS BY THE FUNDS

         If the Funds determine that you have provided incorrect information in opening an account or in the course of conducting subsequent transactions, the Funds may, at their discretion, redeem the account and distribute the proceeds to you.

         Additional information regarding purchases and redemptions is located in the Funds' prospectus, under the headings "Purchasing Shares" and "Redeeming Shares."

OFFERING PRICE

         Shares of the Institutional Class of a Fund are sold at net asset value.

Calculation of Net Asset Value

         Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. For purposes of determining net asset value per share, the Fund will generally use futures and options contract closing prices which are available fifteen (15) minutes after the close of the customary trading session of the NYSE. The Funds determine net asset value per share by dividing the value of a Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         Each security (excluding convertible bonds) held by a Fund is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") or absent a NOCP, at the closing bid price on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data.


         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and ask prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term investments are valued at amortized cost when the security has 60 days or less to maturity.

         Foreign securities are converted into U.S. dollars using exchange rates as of the close of the NYSE. Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of each Fund's shares are determined as of the close of the respective markets. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If a development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as of the close of the applicable market, may be adjusted to reflect the fair value of the affected securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor cannot exchange or redeem shares of the Fund.

REDEMPTION IN KIND


         AIM intends to redeem all shares of the Funds in cash. It is possible that future conditions may make it undesirable for a Fund to pay for redeemed shares in cash. In such cases, the Fund may make payment in securities or other property. If a Fund has made an election under Rule 18f-1 under the 1940 Act, the Fund is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund's net assets in any

90-day period. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the applicable Fund's net asset value per share. Shareholders receiving such securities are likely to incur brokerage costs on their subsequent sales of such securities.



BACKUP WITHHOLDING


         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, generally must withhold as of January 1, 2002, 30% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding; however, the backup withholding rate decreases in phases to 28% for distributions made in the year 2006 and thereafter.

         An investor is subject to backup withholding if:


         1.       the investor fails to furnish a correct TIN to the Fund;



         2. the IRS notifies the Fund that the investor furnished an incorrect TIN;



         3. the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only);



         4. the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or


         5. the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1), (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. AIM or AFS will not provide Form 1099 to those payees.

         Investors should contact the IRS if they have any questions concerning withholding.

         IRS PENALTIES - Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS - Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS


         It is the present policy of each Fund to declare and pay annually net investment income dividends and capital gain distributions. It is each Fund's intention to distribute substantially all of its net investment income and realized net capital gains by the end of each taxable year. In determining the amount of capital gains, if any, available for distribution, capital gains will be offset against available net capital loss, if any, carried forward from previous fiscal periods. All dividends and distributions will be automatically reinvested in additional shares of the same class of each Fund unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in Institutional Class shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment". Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. If a shareholder's account does not have any shares in it on a dividend or capital gain distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.



         Distributions paid by a fund, other than daily dividends, have the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.


TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of each Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.


         QUALIFICATION AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be taxed under Subchapter M of the Code as a regulated investment company and intends to maintain its qualifications as such in each of its taxable years. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes (i) at least 90% of its investment company taxable income (i.e., net investment income, net foreign currency ordinary gain or loss and the excess of net short-term capital gain over net long-term capital loss) and (ii) at least 90% of the excess of its tax-exempt interest income under Code Section 103(a) over its deductions disallowed under Code Sections 265 and 171(a)(2) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gain of the taxable year and can therefore satisfy the Distribution Requirement.


         Each Fund may use "equalization accounting" in determining the portion of its net investment income and capital gain net income that has been distributed. A Fund that elects to use equalization accounting will allocate a portion of its realized investment income and capital gain to redemptions of Fund shares and will reduce the amount of such income and gain that it distributes in cash. However, each Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. The Internal Revenue Service has not published any guidance concerning the methods to be used in allocating investment income and capital gain to redemptions of shares. In the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation and has underdistributed its net investment income and capital gain net income for any taxable year, such Fund may be liable for additional federal income tax.


         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies (the "Income Requirement"). Under certain circumstances, a Fund may be required to sell portfolio holdings to meet this requirement.



         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company (the "Asset Diversification Test"). Under this test, at the close of each quarter of each Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers, as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer, and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


         For purposes of the Asset Diversification Test, the IRS has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.

         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of such Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

         DETERMINATION OF TAXABLE INCOME OF A REGULATED INVESTMENT COMPANY. In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made an election to accrue market discount into income. If a Fund purchases a debt obligation that was originally issued at a discount, the Fund is generally required to include in gross income each year the portion of the original issue discount which accrues during such year. In addition, under the rules of Code Section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract or of foreign currency itself, will generally be treated as ordinary income or loss.

         Certain hedging transactions that may be engaged in by certain of the Funds (such as short sales "against the box") may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain for the taxable year which includes such date).

         Some of the forward foreign currency exchange contracts, options and futures contracts that certain of the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that a Fund holds are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of
Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss. If such a future or option is held as an offsetting position and can be considered a straddle under Section 1092 of the Code, such a straddle will constitute a mixed straddle. A mixed straddle will be subject to both Section 1256 and Section 1092 unless certain elections are made by the Fund.

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by the Funds. In addition, losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to the Funds of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by the Funds (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales, straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the taxable income of a Fund may exceed its book income. Accordingly, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may also differ from the book income of the Fund and may be increased or decreased as compared to a fund that did not engage in such transactions.

         EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income (excess of capital gains over capital losses) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude
Section 988 foreign currency gains and losses incurred after October 31 (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund generally intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, in the event that the Internal Revenue Service determines that a Fund is using an improper method of allocation for purposes of equalization accounting (as discussed above), such Fund may be liable for excise tax. Moreover, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. In addition, under certain circumstances, a Fund may elect to pay a minimal amount of excise tax.


         PFIC INVESTMENTS. The Funds are permitted to invest in foreign equity securities and thus may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.


         The application of the PFIC rules may affect, among other things, the character of gain, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Funds themselves to tax on certain income from PFIC stock. For these reasons the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         SWAP AGREEMENTS. Each Fund may enter into swap agreements. The rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Each Fund intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which the Fund will be able to engage in swap agreements.


         FUND DISTRIBUTIONS. Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations to the extent discussed below.


         A Fund may either retain or distribute to shareholders its net capital gain (net long-term capital gain over net short-term capital loss) for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain (currently taxable at a maximum rate of 20% for noncorporate shareholders) regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.


         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. However, the alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.


         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from the Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. However, certain small corporations are wholly exempt from the AMT.


         Distributions by a Fund that do not constitute earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.


         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares of a Fund just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.


         SALE OR REDEMPTION OF SHARES. A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be deferred if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term capital gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.



         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition.


         BACKUP WITHHOLDING. The Funds may be required to withhold as of January 1, 2002, 30% of distributions and/or redemption payments; however, this rate is reduced in phases to 28% for distributions made in the year 2006 and thereafter. For more information refer to "Purchase, Redemption and Pricing of Shares - Backup Withholding".

         FOREIGN SHAREHOLDERS. Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gain realized on the redemption of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gain.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.


         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 30% on distributions made on or after January 1, 2002 that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.


         Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from a Fund's election to treat any foreign income tax paid by it as paid by its shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

         Foreign persons who file a United States tax return to obtain a U.S. tax refund and who are not eligible to obtain a social security number must apply to the IRS for an individual taxpayer identification number, using IRS Form W-7. For a copy of the IRS Form W-7 and accompanying instructions, please contact your tax advisor or the IRS.

         Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. In the absence of a treaty, there is a $13,000 statutory estate tax credit.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

         FOREIGN INCOME TAX. Investment income received by each Fund from sources within foreign countries may be subject to foreign income tax withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         If more than 50% of the value of a Fund's total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income tax paid by the Fund (the "Foreign Tax Election"). Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income, or to use it (subject to various Code limitations) as a foreign tax credit against Federal income tax (but not both). No deduction for foreign tax may be claimed by a non-corporate shareholder who does not itemize deductions or who is subject to alternative minimum tax.

         Unless certain requirements are met, a credit for foreign tax is subject to the limitation that it may not exceed the shareholder's U.S. tax (determined without regard to the availability of the credit) attributable to the shareholder's foreign source taxable income. In determining the source and character of distributions received from a Fund for this purpose, shareholders will be required to allocate Fund distributions according to the source of the income realized by the Fund. Each Fund's gain from the sale of stock and securities and certain currency fluctuation gain and loss will generally be treated as derived from U.S. sources. In addition, the limitation on the foreign tax credit is applied separately to foreign source "passive" income, such as dividend income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign tax included on Form 1099 and whose foreign source income is all "qualified passive income" may elect each year to be exempt from the foreign tax credit limitation and will be able to claim a foreign tax credit without filing Form 1116 with its corresponding requirement to report income and tax by country. Moreover, no foreign tax credit will be allowable to any shareholder who has not held his shares of the Fund for at least 16 days during the 30-day period beginning 15 days before the day such shares become ex-dividend with respect to any Fund distribution to which foreign income taxes are attributed (taking into account certain holding period reduction requirements of the Code). Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by a Fund.

         EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS. The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.


         Rules of state and local taxation of ordinary income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                           DISTRIBUTION OF SECURITIES

DISTRIBUTOR

         The Trust has entered into master distribution agreements, as amended, relating to the Funds (the "Distribution Agreements") with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of shares of the Funds. The address of AIM Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with AIM Distributors. See "Management of the Trust."


         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers with whom AIM Distributors has entered into selected dealer agreements. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.



         The Trust (on behalf of the Institutional Classes) or AIM Distributors may terminate the Distribution Agreement on sixty (60) days' written notice without penalty. The Distribution Agreement will terminate automatically in the event of its assignment.


         AIM Distributors may, from time to time, at its expense pay a bonus or other consideration or incentive to dealers or banks. The total amount of such additional bonus payments or other consideration shall not exceed 0.10% of the public offering price of the shares sold or of average daily net assets of the Funds attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable Fund's shares or the amount that any particular Fund will receive as proceeds from such sales. Dealers may not use sales of the Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

                         CALCULATION OF PERFORMANCE DATA

         Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.

Average Annual Total Return Quotation

         The standard formula for calculating average annual total return is as follows:

                                         n
                                 P(1 + T) = ERV


Where        P     =    a hypothetical initial payment of $1,000;



             T     =    average annual total return (assuming the
                        applicable maximum sales load is deducted at the beginning of the one, five or ten year periods);



             n     =    number of years; and



             ERV   =    ending redeemable value of a hypothetical $1,000
                        payment at the end of the one, five or ten year periods (or fractional portion of such period).



         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.



         Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Cumulative total return reflects the performance of a Fund over a stated period of time. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



         A Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. Because average annual returns tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual returns into income results and capital gains or losses.


Alternative Total Return Quotations

         Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:

                                         n
                                 P(1 + U) = ERV


Where        P     =    a hypothetical initial payment of $1,000;



             U     =    average annual total return assuming payment of
                        only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period;



             n     =    number of years; and

             ERV   =    ending redeemable value of a hypothetical $1,000
                        payment at the end of the stated period.

         Cumulative total return across a stated period may be calculated as follows:

                                 P(1 + V) = ERV


Where        P     =    a hypothetical initial payment of $1,000;



             V     =    cumulative total return assuming payment of all of,
                        a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period; and

             ERV   =    ending redeemable value of a hypothetical $1,000
                        payment at the end of the stated period.


         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.

Average Annual Total Return (After Taxes on Distributions) Quotation

         A Fund's average annual total return (after taxes on distributions) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on distributions, but not on redemption proceeds. Average annual total returns (after taxes on distributions) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions) is:

                                         n
                                 P(1 + T) = ATV
                                               D

Where       P      =    a hypothetical initial payment of $1,000;
            T      =    average annual total return (after taxes on
                        distributions);
            n      =    number of years; and

            ATV    =    ending value of a hypothetical $1,000 payment
               D        made at the beginning of the one, five or ten year
                        periods (or since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions but not after taxes on redemption.



         Standardized average annual total return (after taxes on distributions) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.


         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.


         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) Quotation

         A Fund's average annual total return (after taxes on distributions and sale of Fund shares) shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. It reflects the deduction of federal income taxes on both distributions and proceeds. Average annual total returns (after taxes on distributions and redemption) are calculated by determining the after-tax growth or decline in value of a hypothetical investment in a Fund over a stated period of time, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual total returns (after taxes on distributions and redemption) tend to even out variations in the Fund's return, investors should recognize that such returns are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its average annual total returns (after taxes on distributions and redemption) into income results and capital gains or losses.

         The standard formula for calculating average annual total return (after taxes on distributions and redemption) is:

                                         n
                                 P(1 + T) = ATV
                                               DR

Where       P      =    a hypothetical initial payment of $1,000;
            T      =    average annual total return (after taxes on
                        distributions and redemption);
            n      =    number of years; and

            ATV    =    ending value of a hypothetical $1,000 payment made at
               DR       the beginning of the one, five or ten year periods (or
                        since inception, if applicable) at the end of the one, five or ten year periods (or since inception, if applicable), after taxes on fund distributions and redemption.



         Standardized average annual total return (after taxes on distributions and redemption) for Institutional Class shares does not reflect a deduction of any sales charges since that class is sold and redeemed at net asset value.


         The after-tax returns assume all distributions by a Fund, less the taxes due on such distributions, are reinvested at the price calculated as stated in the prospectus on the reinvestment dates during the period. Taxes due on a Fund's distributions are calculated by applying to each component of the distribution (e.g., ordinary income and long-term capital gain) the highest corresponding individual marginal federal income tax rates in effect on the reinvestment date. The taxable amount and tax character of each distribution is as specified by the Fund on the dividend declaration date, but reflects any subsequent recharacterizations of distributions. The effect of applicable tax credits, such as the foreign tax credit, are also taken into account. The calculations only reflect federal taxes, and thus do not reflect state and local taxes or the impact of the federal alternative minimum tax.

         The ending values for each period assume a complete liquidation of all shares. The ending values for each period are determined by subtracting capital gains taxes resulting from the sale of Fund shares and adding the tax benefit from capital losses resulting from the sale of Fund shares. The capital gain or loss upon sale of Fund shares is calculated by subtracting the tax basis from the proceeds. Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character (e.g., ordinary income or long-term) in effect on the date of the sale of Fund shares and in accordance with federal tax law applicable on that date. The calculations assume that a shareholder may deduct all capital losses in full.

         The basis of shares acquired through the $1,000 initial investment are tracked separately from subsequent purchases through reinvested distributions. The basis for a reinvested distribution is the distribution net of taxes paid on the distribution. Tax basis is adjusted for any distributions representing returns of capital and for any other tax basis adjustments that would apply to an individual taxpayer.

         The amount and character (i.e., short-term or long-term) of capital gain or loss upon sale of Fund shares is determined separately for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.


         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are found in Appendix I.

Performance Information


         All advertisements for the Funds will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of a Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Further information regarding each Fund's performance is contained in that Fund's annual report to shareholders, which is available upon request and without charge.


         From time to time, AIM or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.


         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results.


         Total return and yield figures for the Funds are neither fixed nor guaranteed. The Funds may provide performance information in reports, sales literature and advertisements. The Funds may also, from time to time, quote information about the Funds published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about one or more of the Funds. The following is a list of such publications or media entities:


Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
Consumer Reports
Economist
FACS of the Week
Financial Planning
Financial Product News
Financial Services Week
Financial World
Forbes
Fortune
Hartford Courant
Inc.
Institutional Investor
Insurance Forum
Insurance Week
Investor's Business Daily
Journal of the American
  Society of CLU & ChFC
Kiplinger Letter
Money
Mutual Fund Forecaster
Nation's Business
New York Times
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post
CNN
CNBC
PBS


         Each Fund may also compare its performance to performance data of similar mutual funds as published by the following services:

Bank Rate Monitor
Donoghue's
Mutual Fund Values (Morningstar)
Stanger
Weisenberger
Lipper, Inc.

         Each Fund's performance may also be compared in advertising to the performance of comparative benchmarks such as the following:

Lipper Large-Cap Value Fund Index
Lipper Multi-Cap Value Fund Index
Lipper Mid-Cap Core Fund Index
Lipper Small-Cap Growth Fund Index
Russell 1000--Registered Trademark-- Index
Russell 1000--Registered Trademark-- Value Index
Russell 2000--Registered Trademark-- Growth Index
Russell 2000--Registered Trademark-- Index
Russell Midcap--Registered Trademark-- Index
Standard & Poor's 500 Stock Index


         Each Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:

         10 year Treasury Notes
         90 day Treasury Bills

         Advertising for the Funds may from time to time include discussions of general economic conditions and interest rates. Advertising for such Funds may also include references to the use of those Funds as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for any of the Funds may disclose: (i) the largest holdings in the Funds' portfolios; (ii) certain selling group members; (iii) certain institutional shareholders; (iv) measurements of risk, including standard deviation, Beta and Sharpe ratios; and/or (v) capitalization and sector analyses of holdings in the Funds' portfolios.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, discussions regarding investment styles, such as the growth, value or GARP (growth at a reasonable price) styles of investing, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

                                   APPENDIX A

                           RATINGS OF DEBT SECURITIES

         The following is a description of the factors underlying the debt ratings of Moody's, S&P and Fitch:

                              MOODY'S BOND RATINGS

         Moody's describes its ratings for corporate bonds as follows:

         Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. These are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                         MOODY'S MUNICIPAL BOND RATINGS

         Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Bonds in the Aa group which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.


         Note: Also, Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

                              MOODY'S DUAL RATINGS

         In the case of securities with a demand feature, two ratings are assigned: one representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the other representing an evaluation of the degree of risk associated with the demand feature.

                         MOODY'S SHORT-TERM LOAN RATINGS

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or (MIG). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

         A short-term rating may also be assigned on an issue having a demand feature variable rate demand obligation (VRDO). Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

         A VMIG rating may also be assigned to commercial paper programs. Such programs are characterized as having variable short-term maturities but having neither a variable rate nor demand feature.

         Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4.

         Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.

MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

                        MOODY'S COMMERCIAL PAPER RATINGS

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

PRIME-1:          Issuers rated Prime-1 (or related supporting institutions)
have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2:          Issuers rated Prime-2 (or related supporting institutions)
have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3:          Issuers rated Prime-3 (or related supported institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effects of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME:        Issuers rated Not Prime do not fall within any of the Prime rating categories.

         Note: A Moody's commercial paper rating may also be assigned as an evaluation of the demand feature of a short-term or long-term security with a put option.

                                S&P BOND RATINGS

         S&P describes its ratings for corporate bonds as follows:

AAA:     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA:      Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A:       Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB:     Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB-B-CCC-CC-C:     Debt rated BB, B, CCC, CC and C is regarded as having
predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the lowest degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposure to adverse conditions.

                           S&P MUNICIPAL BOND RATINGS

         An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

         The ratings are based, in varying degrees, on the following considerations: likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                       AAA

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

         Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         Note: Ratings within the AA and A major rating categories may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standing.

                                S&P DUAL RATINGS

         S&P assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure.

         The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the note rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).

                           S&P MUNICIPAL NOTE RATINGS

         An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be treated as a note); and source of payment (the more the issue depends on the market for its refinancing, the more likely it is to be treated as a note).

         Note rating symbols and definitions are as follows:

SP-1:    Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2:    Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3:    Speculative capacity to pay principal and interest.

                          S&P COMMERCIAL PAPER RATINGS

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

         Rating categories are as follows:

A-1:     This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:     Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3:     Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B:       Issues with this rating are regarded as having only speculative capacity for timely payment.

C:       This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D:       Debt with this rating is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless it is believed that such payments will be made during such grace period.

                       FITCH INVESTMENT GRADE BOND RATINGS

         Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue in a timely manner.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

         Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

         Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

         Fitch ratings are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

         Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A: Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

NR: Indicates that Fitch does not rate the specific issue.

CONDITIONAL: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SUSPENDED: A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

WITHDRAWN: A rating will be withdrawn when an issue matures or is called or refinanced, and, at Fitch's discretion, when an issuer fails to furnish proper and timely information.

FITCHALERT: Ratings are placed on FitchAlert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for potential downgrade, or "Evolving," where ratings may be raised or lowered. FitchAlert is relatively short-term, and should be resolved within 12 months.

                                 RATINGS OUTLOOK

         An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as "Positive" or "Negative." The absence of a designation indicates a stable outlook.

                      FITCH SPECULATIVE GRADE BOND RATINGS

         Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization of liquidation.

         The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer or possible recovery value in bankruptcy, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

         Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB: Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds, and "D" represents the lowest potential for recovery.

PLUS (+) MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

                            FITCH SHORT-TERM RATINGS

         Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

         The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

         Fitch short-term ratings are as follows:

F-1+:    Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1:     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated
"F-1+."

F-2:     Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" and "F-1" ratings.

F-3:     Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S:     Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D:       Default. Issues assigned this rating are in actual or imminent payment default.

LOC:     The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                                   APPENDIX B
                              TRUSTEES AND OFFICERS


                              As of January 1, 2003



    The address of each trustee and officer is 11 Greenway Plaza, Suite 100,
     Houston, Texas 77046-1173. Each trustee oversees 89 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.



-------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE
   NAME, YEAR OF BIRTH AND          AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                           DIRECTORSHIP(S)
         TRUST                      SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
INTERESTED PERSON
-------------------------------------------------------------------------------------------------------------------------
Robert H. Graham(1)-- 1946          1998      Director and Chairman, A I M Management                       None
Trustee, Chairman and                         Group Inc. (financial services holding company);
President                                     and Director and Vice Chairman, AMVESCAP
                                              PLC (parent of AIM and a global investment
                                              management firm)

                                              Formerly: President and Chief Executive Officer,
                                              A I M Management Group Inc.; Director,
                                              Chairman and President, A I M Advisors, Inc.
                                              (registered investment advisor); and Director and
                                              Chairman, A I M Capital Management, Inc.
                                              (registered investment advisor), A I M
                                              Distributors, Inc. (registered broker dealer), A I M
                                              Fund Services, Inc., (registered transfer agent),
                                              and Fund Management Company  (registered
                                              broker dealer)
-------------------------------------------------------------------------------------------------------------------------
Mark H. Williamson(2)-- 1951        2003      Director, President and Chief Executive Officer,       Director, Chairman,
Trustee and Executive Vice                    A I M Management Group Inc. (financial services        President and Chief
President                                     holding company); Director, Chairman and               Executive Officer,
                                              President, A I M Advisors, Inc. (registered            INVESCO Bond Funds,
                                              investment advisor); Director, A I M Capital           Inc., INVESCO
                                              Management, Inc. (registered investment                Combination Stock &
                                              advisor) and A I M Distributors, Inc. (registered      Bond Funds, Inc.,
                                              broker dealer), Director and Chairman,                 INVESCO Counselor
                                              A I M Fund Services, Inc. (registered transfer         Series Funds, Inc.,
                                              agent), and Fund Management Company                    INVESCO Global &
                                              (registered broker dealer); and Chief Executive        International
                                              Officer, AMVESCAP PLC - AIM Division (parent           Funds, Inc.,
                                              of AIM and a global investment management              INVESCO Manager
                                              firm)                                                  Series Funds, Inc.,
                                                                                                     INVESCO Money
                                              Formerly: Director, Chairman and Chief                 Market Funds, Inc.,
                                              Executive Officer, INVESCO Funds Group, Inc.;          INVESCO Sector
                                              and Chief Executive Officer, AMVESCAP PLC -            Funds, Inc.,
                                              Managed Products                                       INVESCO Stock
                                                                                                     Funds, Inc.,
                                                                                                     INVESCO
-------------------------------------------------------------------------------------------------------------------------


---------------------------------


(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.



(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003

-------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE
   NAME, YEAR OF BIRTH AND          AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                           DIRECTORSHIP(S)
         TRUST                      SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
                                                                                                     Treasurer's
                                                                                                     Series Funds, Inc.
                                                                                                     and INVESCO
                                                                                                     Variable Investment
                                                                                                     Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------------------
Frank S. Bayley -- 1939             1998      Of Counsel, law firm of Baker & McKenzie               Badgley Funds,
Trustee                                                                                              Inc. (registered
                                                                                                     investment
                                                                                                     company)
-------------------------------------------------------------------------------------------------------------------------
Bruce L. Crockett -- 1944           2001      Chairman, Crockett Technology Associates               ACE Limited
Trustee                                       (technology consulting company)                        (insurance
                                                                                                     company); and
                                                                                                     Captaris, Inc.
                                                                                                     (unified messaging
                                                                                                     provider)
-------------------------------------------------------------------------------------------------------------------------
Albert R. Dowden --  1941           2001      Director, Magellan Insurance Company; Member           Cortland Trust, Inc.
Trustee                                       of Advisory Board of Rotary Power International        (registered
                                              (designer, manufacturer, and seller of rotary          investment
                                              power engines); and Director, The Boss Group           company)
                                              (private equity group)

                                              Formerly: Director, President and Chief
                                              Executive Officer, Volvo Group North America,
                                              Inc.; Senior Vice President, AB Volvo; and
                                              director of various affiliated Volvo companies
-------------------------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr. -- 1935         2001      Formerly: Chairman, Mercantile Mortgage                       None
Trustee                                       Corp.; President and Chief Operating Officer,
                                              Mercantile-Safe Deposit & Trust Co.; and
                                              President, Mercantile Bankshares Corp.
-------------------------------------------------------------------------------------------------------------------------
Jack M. Fields -- 1952              2001      Chief Executive Officer, Twenty First Century          Administaff
Trustee                                       Group, Inc. (government affairs company) and
                                              Texana Timber LP
-------------------------------------------------------------------------------------------------------------------------
Carl Frischling -- 1937             2001      Partner, law firm of Kramer Levin Naftalis and         Cortland Trust, Inc.
Trustee                                       Frankel LLP                                            (registered
                                                                                                     investment
                                                                                                     company)
-------------------------------------------------------------------------------------------------------------------------
 Prema Mathai-Davis -- 1950         2001      Formerly: Chief Executive Officer, YWCA of the                None
 Trustee                                      USA
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE
   NAME, YEAR OF BIRTH AND         AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                           DIRECTORSHIP(S)
         TRUST                      SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Lewis F. Pennock -- 1942            2001      Partner, law firm of Pennock & Cooper                         None
Trustee
-------------------------------------------------------------------------------------------------------------------------
Ruth H. Quigley -- 1935             1998      Retired                                                       None
Trustee
-------------------------------------------------------------------------------------------------------------------------
Louis S. Sklar -- 1939              2001      Executive Vice President, Hines (real estate                  None
Trustee                                       development company)
-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS
-------------------------------------------------------------------------------------------------------------------------
Gary T. Crum(3) -- 1947             1998      Director, Chairman and Director of Investments,                N/A
Vice President                                A I M Capital Management, Inc.; Director and
                                              Executive Vice President, A I M Management
                                              Group Inc.; Director and Senior Vice President,
                                              A I M Advisors, Inc.; and Director, A I M
                                              Distributors, Inc. and AMVESCAP PLC

                                              Formerly: Chief Executive Officer and President,
                                              A I M Capital Management, Inc.
-------------------------------------------------------------------------------------------------------------------------
Stuart W. Coco -- 1955              2002      Managing Director and Chief Research Officer -                 N/A
Vice President                                Fixed Income, A I M Capital Management, Inc.;
                                              and Vice President, A I M Advisors, Inc.
-------------------------------------------------------------------------------------------------------------------------
Melville B. Cox -- 1943             1998      Vice President and Chief Compliance Officer,                   N/A
Vice President                                A I M   Advisors,    Inc.   and   A I M   Capital
                                              Management, Inc.; and Vice President, A I M
                                              Fund Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
Edgar M. Larsen(3) -- 1940          2002      Vice President, A I M Advisors, Inc.; and                      N/A
Vice President                                President, Chief Executive Officer and Chief
                                              Investment Officer, A I M Capital Management,
                                              Inc.
-------------------------------------------------------------------------------------------------------------------------
Dana R. Sutton -- 1959              1998      Vice President and Fund Treasurer, A I M                       N/A
Vice President and                            Advisors, Inc.
Treasurer
-------------------------------------------------------------------------------------------------------------------------


-------------------------------

(3)      Information is current as of January 10, 2003

-------------------------------------------------------------------------------------------------------------------------
                                   TRUSTEE
   NAME, YEAR OF BIRTH AND         AND/OR                                                               OTHER
  POSITION(S) HELD WITH THE        OFFICER                                                           DIRECTORSHIP(S)
            TRUST                   SINCE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS         HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------------
Nancy L. Martin(4) -- 1957          2003      Vice President, A I M Advisors, Inc.; and Vice                 N/A
Secretary                                     President and General Counsel, A I M Capital
                                              Management, Inc.
-------------------------------------------------------------------------------------------------------------------------


-------------------------------

(4)      Ms. Martin became secretary of the Trust on April 1, 2003.

            TRUSTEE OWNERSHIP OF FUND SHARES AS OF DECEMBER 31, 2002



------------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          EQUITY SECURITIES IN ALL
                                                                           REGISTERED INVESTMENT
                          DOLLAR RANGE OF EQUITY SECURITIES              COMPANIES OVERSEEN BY TRUSTEE
   NAME OF TRUSTEE                  PER FUND                             IN THE AIM FAMILY OF FUNDS(R)
------------------------------------------------------------------------------------------------------
Robert H. Graham       Basic Value                       Over $100,000            Over $100,000

                       Mid Cap Core Equity               Over $100,000

                       Small Cap Growth                  Over $100,000
------------------------------------------------------------------------------------------------------
Mark H. Williamson                           - 0 -                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------
Frank S. Bayley                              - 0 -                                $10,001 - $50,000
------------------------------------------------------------------------------------------------------
Bruce L. Crockett                             -0-                                    $1 - $10,000
------------------------------------------------------------------------------------------------------
Albert R. Dowden       Basic Value                        $1 - $10,000            $50,001 - $100,000

                       Mid Cap Core Equity                $1 - $10,000
------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.    Basic Value                        $1 - $10,000             Over $100,000(5)

                       Mid Cap Core Equity                $1 - $10,000
------------------------------------------------------------------------------------------------------
Jack M. Fields                               - 0 -                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------
Carl Frischling        Basic Value                       Over $100,000             Over $100,000(5)
                       Mid Cap Core Equity               Over $100,000
------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                           - 0 -                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------
Lewis F. Pennock       Mid Cap Core Equity                $1 - $10,000            $50,001 - $100,000
------------------------------------------------------------------------------------------------------
Ruth H. Quigley                               -0-                                 $1 -$10,000
------------------------------------------------------------------------------------------------------
Louis S. Sklar                               - 0 -                                 Over $100,000(5)
------------------------------------------------------------------------------------------------------


---------------------------------

(5) Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

                                   APPENDIX C

                           TRUSTEE COMPENSATION TABLE


         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with AIM during the year ended December 31, 2002:



======================================================================================================
                                                    RETIREMENT
                                   AGGREGATE         BENEFITS          ESTIMATED             TOTAL
                                 COMPENSATION        ACCRUED            ANNUAL           COMPENSATION
                                   FROM THE          BY ALL          BENEFITS UPON       FROM ALL AIM
     TRUSTEE                       TRUST(1)        AIM FUNDS(2)      RETIREMENT(3)         FUNDS(4)
-------------------------------------------------------------------------------------------------------
Frank S. Bayley                    $6,889          $142,800             $90,000            $150,000
-------------------------------------------------------------------------------------------------------
Bruce L. Crockett                   6,845            50,132              90,000             149,000
-------------------------------------------------------------------------------------------------------
Albert R. Dowden                    8,889            57,955              90,000             150,000
-------------------------------------------------------------------------------------------------------
Edward K. Dunn, Jr.                 6,845            94,149              90,000             149,000
-------------------------------------------------------------------------------------------------------
Jack M. Fields                      6,889            29,153              90,000             153,000
-------------------------------------------------------------------------------------------------------
Carl Frischling(5)                  6,889            74,511              90,000             150,000
-------------------------------------------------------------------------------------------------------
Prema Mathai-Davis                  6,889            33,931              90,000             150,000
-------------------------------------------------------------------------------------------------------
Lewis F. Pennock                    7,052            54,802              90,000             154,000
-------------------------------------------------------------------------------------------------------
Ruth H. Quigley                     6,889           142,502              90,000             153,000
-------------------------------------------------------------------------------------------------------
Louis S. Sklar                      7,008            78,500              90,000             153,000
=======================================================================================================



(1) The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31, 2002, including earnings, was $29,385.



(2) During the fiscal year ended December 31, 2002, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $44,552.



(3) Amounts shown assume each trustee serves until his or her normal retirement date.



(4) All trustees currently serve as directors or trustees of seventeen registered investment companies advised by AIM.



(5) During the fiscal year ended December 31, 2002, the Trust paid $19,680 in legal fees to Kramer Levin Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

                                   APPENDIX D

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         To the best knowledge of the Trust, the names and addresses of the record and beneficial holders of 5% or more of the outstanding shares of each class of the Trust's equity securities and the percentage of the outstanding shares held by such holders are set forth below. Unless otherwise indicated below, the Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

         A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to "control" that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders.


All information listed below is as of April 4, 2003.


AIM BASIC VALUE FUND


------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Branch Banking & Trust
TTEE
FBO W E Stanley & Co
INC OMNIBUS Daily
Trading
300 E. Wendover Ave.
Greensboro, NC   27401-1229            --               --               --            15.16%             --
--------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co.
Inc.
Reinvestment Account
101 Montgomery St.
San Francisco, CA
94104-0000                           5.46%              --               --              --               --
--------------------------------------------------------------------------------------------------------------------
First Command Bank
Trust
Attn:  Trust Department
P.O. Box 901075
Fort Worth, TX   76101-
2075                                   --               --               --              --             15.15%
--------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
The Guardian Insurance
& Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA   18017-
9097                                   --               --               --            9.29%              --
------------------------------------------------------------------------------------------------------------------
Heritage Registration
Company
1900 NW Expressway
50 Penn Place Suite
R225
Oklahoma City, OK
73118-1802                             --               --               --              --             84.34%
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn:  Fund
Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246                7.05%           10.69%           20.26%            --               --
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO French Paper
Company Employees
Savings & Investment
Plan
P.O. Box 48529
Atlanta, GA 30362-1529                 --               --               --            10.62%             --
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO The Office of the
Chapter 13 Trustee 401K
P.O. Box 48529
Atlanta, GA 30362-1529                 --               --               --            10.42%             --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
PRINCIPAL HOLDER                     RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Mecklenburg
Neurological Associates
PA 401K Plan
P.O. Box 48529
Atlanta, GA   30362-1529               --               --               --             5.86%              --
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Synergex 401K
Plan
3300 Northeast
Expressway Suite 200
Atlanta, GA 30341-3941                 --               --               --             7.07%              --
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO William J. Kamm
and Sons Inc 401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529                 --               --               --            11.56%              --
------------------------------------------------------------------------------------------------------------------
Smith Barney House
Account
Attn: Cindy Tempesta
333 West 34th Street
7th Floor
New York, NY   10001-
2402                                   --             9.84%            5.69%              --               --
------------------------------------------------------------------------------------------------------------------

AIM MID CAP CORE EQUITY FUND



------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Capital Bank & Trust Co.
TTEE
FBO Reeves Brothers
Inc 401(k) Plan
C/O Plan
Premier/Fascorp
8515 E. Orchard Rd 2T2
Englewood, CO 80111-
5037                                   --               --               --            5.07%              --
------------------------------------------------------------------------------------------------------------------
Charles Schwab & Co.
Inc.
Reinvestment Account
1001 Montgomery Street
San Francisco, CA
94104-0000                           5.10%              --               --              --               --
------------------------------------------------------------------------------------------------------------------
Compass Bancshares
Inc
Employee Stock
Ownership Plan
Nationwide Trust Co.
TTEE
FBO Compass
Bancshares Inc.
P.O. Box 1412
Austin, TX 78767-1412                  --               --               --              --            15.76%
-----------------------------------------------------------------------------------------------------------------------
Counsel Trust Co.
FBO American Bulk
Commodities Retirement
Savings Plan
235 St. Charles Way
Suite 100
York, PA 17402-4643                    --               --               --            7.30%              --
-----------------------------------------------------------------------------------------------------------------------
Frontier Trust Company
401K
FBO Ted Britt Ford 401K
P.O. Box 10699
Fargo, ND 58106-0699                 --                 --               --            5.01%              --
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
The Guardian Insurance
& Annuity Company Inc.
Separate Acct L
Attn:  Equity Acctg 3518
3900 Burgess Place
Bethlehem, PA 18017-
9097                                   --               --               --            20.01%              --
------------------------------------------------------------------------------------------------------------------
Heritage Registration
Company
1900 NW Expressway
Suite R225
Oklahoma City, OK
73118-1817                             --               --               --               --            12.08%
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn: Fund
Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246               8.51%            7.18%           20.36%              --               --
------------------------------------------------------------------------------------------------------------------
The Northern Trust Co.
FBO Northern Trust Tip-
DV
P.O. Box 92956
Chicago, IL 60675                      --               --               --               --            58.48%
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Olson International Ltd            --               --               --             9.13%              --
401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529
------------------------------------------------------------------------------------------------------------------
Smith Barney
House Account
Attn: Cindy Tempesta
333 West 34th Street
7th Floor
NY, NY 10001-2402                      --               --             5.64%              --               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Stanton Trust Company
NA as Trustee for the
W.L. Hall Company
401K and Profit Sharing
Plan
3405 Annapolia Lane N.
Suite 100
Minneapolis, MN
55447-8769                             --               --               --            8.04%              --
------------------------------------------------------------------------------------------------------------------
Wells Fargo Bank MN
NA
FBO Pinnacle West
Capital EE Svgs
13508112
P.O. Box 1533
Minneapolis, MN
55480-1533                             --               --               --              --             9.18%
------------------------------------------------------------------------------------------------------------------


AIM SMALL CAP GROWTH FUND


------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Branch Banking & Trust
TTEE
FBO W.E. Stanley & Co.
Inc. Omnibus Daily
Trading
300 E. Wendover Ave.
Greensboro, NC 27401-
1229                                   --               --               --            42.84%             --
------------------------------------------------------------------------------------------------------------------
The Bretzlaff Foundation
Inc.
Attn: Michael J.
Melarkey
165 W. Liberty St.
Suite 210
Reno, NV 89501-2902                    --               --               --              --             7.83%
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Counsel Trust Co.
FBO American Bulk
Commodities Retirement
Savings Plan
235 St. Charles Way
Suite 100
York, PA 17402-4643                    --               --               --           9.35%              --
------------------------------------------------------------------------------------------------------------------
Equator Technologies,
Inc.
401(k) Retirement Plan
12 West Boylstown
Street
West Boylstown, MA
01583-1710                             --               --               --          12.95%              --
------------------------------------------------------------------------------------------------------------------
Hubco
Regions Financial Corp
P.O. Box 830688
Birmingham, AL 35283-
0688                                   --               --               --             --            17.15%
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Pierce
Fenner & Smith
FBO The Sole Benefit of
Customers
Attn: Fund
Administration
4800 Deer Lake Dr East,
2nd Floor
Jacksonville, FL 32246              12.67%            9.84%           17.54%            --               --
------------------------------------------------------------------------------------------------------------------
New York Life Trust
Company
401(k) Clients Accounts
51 Madison Avenue,
Room 117A
New York, NY 10010-
0000                                 6.00%              --               --             --               --
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                     CLASS A          CLASS B         CLASS C         CLASS R        INSTITUTIONAL
                                     SHARES           SHARES          SHARES          SHARES         CLASS SHARES
------------------------------------------------------------------------------------------------------------------
                                   PERCENTAGE       PERCENTAGE       PERCENTAGE      PERCENTAGE      PERCENTAGE
NAME AND ADDRESS OF                 OWNED OF         OWNED OF         OWNED OF        OWNED OF        OWNED OF
 PRINCIPAL HOLDER                    RECORD           RECORD           RECORD          RECORD          RECORD
------------------------------------------------------------------------------------------------------------------
Putnam Fiduciary Trust
Co. TTEE
RAB Holdings Inc
Retirement Savings Plan
One Investors Way
Attn: DC Plan Admin
Team (MS:N1D)
(650030)
Norwood, MA 02062-
1584                                   --               --               --              --             44.56%
------------------------------------------------------------------------------------------------------------------
Putnam Fiduciary Trust
Co. TTEE
FBO Idaho Power
Company Employee
Savings Plan
Attn: DCPA Team
650562 MS N-3-6
One Investors Way
Norwood, MA 02062-
1584                                   --               --               --              --             25.53%
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Burgmann Seals
America 401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529                 --               --               --            8.27%              --
------------------------------------------------------------------------------------------------------------------
Reliance Trust Company
Custodian
FBO Mecklenburg
Neurological Associates
PA 401K Plan
P.O. Box 48529
Atlanta, GA 30362-1529                 --               --               --            5.53%              --
------------------------------------------------------------------------------------------------------------------
Smith Barney
House Account
Attn: Cindy Tempesta
333 West 34th Street
7th Floor
NY, NY 10001-2402                      --               --             5.07%             --               --
------------------------------------------------------------------------------------------------------------------

MANAGEMENT OWNERSHIP


         As of April 4, 2003, the trustees and officers as a group owned less than 1% of the shares outstanding of each class of any Fund.

                                   APPENDIX E

                                 MANAGEMENT FEES

         For the last three fiscal years ended December 31, the management fees payable by each Fund, the amounts waived by AIM and the net fees paid by each Fund were as follows:


--------------------------------------------------------------------------------------------------------------
   FUND NAME                               2002                                        2001
--------------------------------------------------------------------------------------------------------------
                        MANAGEMENT    MANAGEMENT   NET MANAGEMENT    MANAGEMENT    MANAGEMENT   NET MANAGEMENT
                       FEE PAYABLE   FEE WAIVERS      FEE PAID      FEE PAYABLE   FEE WAIVERS      FEE PAID
--------------------------------------------------------------------------------------------------------------
AIM Basic Value
Fund                   $31,679,859   $    39,803   $   31,640,056   $16,948,293   $    13,380   $   16,934,913
--------------------------------------------------------------------------------------------------------------
AIM Mid Cap
Core Equity
Fund                   $ 9,735,227   $    42,589   $    9,692,638   $ 4,690,551   $     8,143   $    4,682,408
--------------------------------------------------------------------------------------------------------------
AIM Small Cap
Growth Fund            $ 7,192,423   $    23,725   $    7,168,698   $ 5,262,338   $     4,597   $    5,257,741
--------------------------------------------------------------------------------------------------------------



----------------------------------------------------------------
   FUND NAME                             2000
----------------------------------------------------------------
                       MANAGEMENT    MANAGEMENT   NET MANAGEMENT
                      FEE PAYABLE   FEE WAIVERS      FEE PAID
----------------------------------------------------------------
AIM Basic Value
Fund                  $ 2,733,163   $     5,258   $    2,727,905
----------------------------------------------------------------
AIM Mid Cap
Core Equity
Fund                  $ 2,947,272             0   $    2,947,272
----------------------------------------------------------------
AIM Small Cap
Growth Fund           $ 6,615,573   $     2,913   $    6,612,660
----------------------------------------------------------------

                                   APPENDIX F

                          ADMINISTRATIVE SERVICES FEES

         The Funds paid AIM the following amounts for administrative services for the last three fiscal years ended December 31:


-------------------------------------------------------
     FUND NAME           2002        2001        2000
-------------------------------------------------------
AIM Basic Value Fund   $486,863    $279,428    $ 95,398
-------------------------------------------------------
AIM Mid Cap Core
Equity Fund            $274,931    $133,274    $101,673
-------------------------------------------------------
AIM Small Cap Growth
Fund                   $206,896    $134,512    $132,817
-------------------------------------------------------

                                   APPENDIX G

                              BROKERAGE COMMISSIONS


         Brokerage commissions(1) paid by each of the Funds listed below during the last three fiscal years ended December 31 were as follows:



            FUND                     2002         2001         2000(2)
            ----                     ----         ----         ----
AIM Basic Value Fund(3)           $7,413,401   $7,503,643   $1,312,544
AIM Mid Cap Core Equity Fund(4)    2,957,059    1,571,624      704,102
AIM Small Cap Growth Fund(5)       1,470,812      567,827      563,807




1 Disclosure regarding brokerage commissions is limited to commissions paid on agency trades and designated as such on the trade confirm.

2 Prior to June 6, 2000 for AIM Basic Value Fund and prior to September 11, 2000 for AIM Small Cap Growth Fund, the brokerage fees were paid by each fund's respective hub portfolio.

3 The variation in brokerage commissions paid by AIM Basic Value Fund for the fiscal years ended December 31, 2002 and 2001, as compared to the fiscal year ended December 31, 2000, was due to a significant increase in asset levels that led to additional buying and selling of stocks.

4 The variation in brokerage commissions paid by AIM Mid Cap Core Equity Fund for the fiscal year ended December 31, 2002, as compared to the two prior fiscal years, was due to a significant increase in asset levels that led to additional buying and selling of stocks.

5 The variation in brokerage commissions paid by AIM Small Cap Growth Fund for the fiscal year ended December 31, 2002, as compared to the two prior fiscal years, was due to a significant increase in asset levels that led to additional buying and selling of stock.

                                   APPENDIX H

             DIRECTED BROKERAGE (RESEARCH SERVICES) AND PURCHASES OF
                    SECURITIES OF REGULAR BROKERS OR DEALERS


         During the last fiscal year ended December 31, 2002, each Fund allocated the following amount of transactions to broker-dealers that provided AIM with certain research, statistics and other information:



                                                    Related
          Fund                 Transactions   Brokerage Commissions
          ----                 ------------   ---------------------
AIM Basic Value Fund           $554,597,359         $986,632
AIM Mid Cap Core Equity Fund    160,422,735          317,547
AIM Small Cap Growth Fund        83,244,535          187,981



         During the last fiscal year ended December 31, 2002, AIM Basic Value Fund held securities issued by the following companies, which are "equal" brokers or dealers of the Fund:



       Issuer                  Security       Market Value
-----------------------------------------------------------
JP Morgan Chase & Co.          Common Stock   $ 113,184,000
-----------------------------------------------------------
Merrill Lynch & Co., Inc.      Common Stock     109,371,900
-----------------------------------------------------------
Morgan Stanley                 Common Stock      98,602,400
-----------------------------------------------------------

                                   APPENDIX I

                                PERFORMANCE DATA


AVERAGE ANNUAL TOTAL RETURNS



         The average annual total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                          PERIODS ENDED
                                                          -------------
                                                        DECEMBER 31, 2002
                                                        -----------------
                                                                            SINCE        INCEPTION
INSTITUTIONAL CLASS SHARES:          1 YEAR    5 YEARS      10 YEARS      INCEPTION        DATE
---------------------------          ------    -------      --------      ---------        ----
AIM Basic Value Fund                  N/A        N/A          N/A            N/A         03/15/02
AIM Mid Cap Core Equity Fund          N/A        N/A          N/A            N/A         03/15/02
AIM Small Cap Growth Fund             N/A        N/A          N/A            N/A         03/15/02



CUMULATIVE TOTAL RETURNS



         The cumulative total returns for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                          PERIODS ENDED
                                                          -------------
                                                        DECEMBER 31, 2002
                                                        -----------------
                                                                            SINCE        INCEPTION
INSTITUTIONAL CLASS SHARES:          1 YEAR    5 YEARS      10 YEARS      INCEPTION        DATE
---------------------------          ------    -------      --------      ---------        ----
AIM Basic Value Fund                  N/A        N/A          N/A          -25.92        03/15/02
AIM Mid Cap Core Equity Fund          N/A        N/A          N/A          -14.92        03/15/02
AIM Small Cap Growth Fund             N/A        N/A          N/A          -24.71        03/15/02



AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS)



         The average annual total returns (after taxes on distributions) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                          PERIODS ENDED
                                                          -------------
                                                        DECEMBER 31, 2002
                                                        -----------------
                                                                            SINCE        INCEPTION
INSTITUTIONAL CLASS SHARES:          1 YEAR    5 YEARS      10 YEARS      INCEPTION        DATE
---------------------------          ------    -------      --------      ---------        ----
AIM Basic Value Fund                  N/A        N/A          N/A            N/A         03/15/02
AIM Mid Cap Core Equity Fund          N/A        N/A          N/A            N/A         03/15/02
AIM Small Cap Growth Fund             N/A        N/A          N/A            N/A         03/15/02

AVERAGE ANNUAL TOTAL RETURNS (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)



         The average annual total returns (after taxes on distributions and redemption) for each Fund, with respect to its Institutional Class shares, for the one, five and ten year periods (or since inception if less than ten years) ended December 31 are as follows:



                                                          PERIODS ENDED
                                                          -------------
                                                        DECEMBER 31, 2002
                                                        -----------------
                                                                            SINCE        INCEPTION
INSTITUTIONAL CLASS SHARES:          1 YEAR    5 YEARS      10 YEARS      INCEPTION        DATE
---------------------------          ------    -------      --------      ---------        ----
AIM Basic Value Fund                  N/A        N/A          N/A            N/A         03/15/02
AIM Mid Cap Core Equity Fund          N/A        N/A          N/A            N/A         03/15/02
AIM Small Cap Growth Fund             N/A        N/A          N/A            N/A         03/15/02

                              FINANCIAL STATEMENTS

                                       FS

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Basic Value Fund:



In our opinion, the accompanying statement of assets and liabilities, schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Basic Value Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================
DOMESTIC COMMON STOCKS-85.34%

ADVERTISING-5.07%

Interpublic Group of Cos., Inc. (The)            6,922,700   $   97,471,616
---------------------------------------------------------------------------
Omnicom Group Inc.                               2,065,000      133,399,000
===========================================================================
                                                                230,870,616
===========================================================================

AEROSPACE & DEFENSE-1.07%

Honeywell International Inc.                     2,025,000       48,600,000
===========================================================================

APPAREL RETAIL-3.09%

Gap, Inc. (The)                                  9,057,300      140,569,296
===========================================================================

BANKS-6.35%

Bank of America Corp.                            1,476,799      102,740,906
---------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                 3,910,000       93,683,600
---------------------------------------------------------------------------
Bank One Corp.                                   2,543,000       92,946,650
===========================================================================
                                                                289,371,156
===========================================================================

BUILDING PRODUCTS-4.17%

American Standard Cos. Inc.(a)                   1,399,000       99,524,860
---------------------------------------------------------------------------
Masco Corp.                                      4,292,600       90,359,230
===========================================================================
                                                                189,884,090
===========================================================================

DATA PROCESSING SERVICES-4.43%

Ceridian Corp.(a)                                5,946,300       85,745,646
---------------------------------------------------------------------------
First Data Corp.                                 3,276,000      116,003,160
===========================================================================
                                                                201,748,806
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.87%

Cendant Corp.(a)                                 4,745,000       49,727,600
---------------------------------------------------------------------------
H&R Block, Inc.                                  3,145,400      126,445,080
===========================================================================
                                                                176,172,680
===========================================================================

DIVERSIFIED FINANCIAL SERVICES-13.74%

Citigroup Inc.                                   3,444,597      121,215,368
---------------------------------------------------------------------------
Freddie Mac                                      2,100,400      124,028,620
---------------------------------------------------------------------------
J.P. Morgan Chase & Co.                          4,716,000      113,184,000
---------------------------------------------------------------------------
Janus Capital Group Inc.                         4,544,000       59,390,080
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                        2,882,000      109,371,900
---------------------------------------------------------------------------
Morgan Stanley                                   2,470,000       98,602,400
===========================================================================
                                                                625,792,368
===========================================================================

ELECTRIC UTILITIES-1.08%

PG&E Corp.(a)                                    3,554,000       49,400,600
===========================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-2.23%

Waters Corp.(a)                                  4,670,000      101,712,600
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================

EMPLOYMENT SERVICES-0.82%

Robert Half International Inc.(a)                2,310,300   $   37,218,933
===========================================================================

ENVIRONMENTAL SERVICES-3.11%

Waste Management, Inc.                           6,192,167      141,924,468
===========================================================================

FOOD RETAIL-3.58%

Kroger Co. (The)(a)                              7,216,400      111,493,380
---------------------------------------------------------------------------
Safeway Inc.(a)                                  2,200,000       51,392,000
===========================================================================
                                                                162,885,380
===========================================================================

GENERAL MERCHANDISE STORES-1.80%

Target Corp.                                     2,740,600       82,218,000
===========================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-3.56%

IMS Health Inc.                                  5,535,900       88,574,400
---------------------------------------------------------------------------
McKesson Corp.                                   2,721,900       73,572,957
===========================================================================
                                                                162,147,357
===========================================================================

HOTELS, RESORTS & CRUISE LINES-1.58%

Starwood Hotels & Resorts Worldwide, Inc.        3,024,000       71,789,760
===========================================================================

INDUSTRIAL MACHINERY-1.63%

Parker-Hannifin Corp.                            1,607,600       74,158,588
===========================================================================

LEISURE PRODUCTS-1.55%

Mattel, Inc.                                     3,686,460       70,595,709
===========================================================================

LIFE & HEALTH INSURANCE-1.22%

UnumProvident Corp.                              3,163,300       55,484,282
===========================================================================

MANAGED HEALTH CARE-1.52%

UnitedHealth Group Inc.                            827,200       69,071,200
===========================================================================

MOVIES & ENTERTAINMENT-1.76%

Walt Disney Co. (The)                            4,910,000       80,082,100
===========================================================================

MULTI-UTILITIES & UNREGULATED POWER-1.53%

Duke Energy Corp.                                3,575,000       69,855,500
===========================================================================

OIL & GAS DRILLING-4.98%

ENSCO International Inc.                         4,491,000      132,259,950
---------------------------------------------------------------------------
Transocean Inc.                                  4,076,698       94,579,394
===========================================================================
                                                                226,839,344
===========================================================================

PHARMACEUTICALS-2.08%

Wyeth                                            2,540,000       94,996,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================

PROPERTY & CASUALTY INSURANCE-2.43%

MGIC Investment Corp.                            1,114,100   $   46,012,330
---------------------------------------------------------------------------
Radian Group Inc.                                1,747,396       64,915,761
===========================================================================
                                                                110,928,091
===========================================================================

SEMICONDUCTOR EQUIPMENT-3.22%

Applied Materials, Inc.(a)                       5,105,000       66,518,150
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                        2,849,000       79,999,920
===========================================================================
                                                                146,518,070
===========================================================================

SYSTEMS SOFTWARE-2.81%

Computer Associates International, Inc.          9,484,900      128,046,150
===========================================================================

TELECOMMUNICATIONS EQUIPMENT-1.06%

Motorola, Inc.                                   5,570,000       48,180,500
===========================================================================
    Total Domestic Common Stocks (Cost
      $4,510,937,818)                                         3,887,061,644
===========================================================================

FOREIGN STOCKS & OTHER EQUITY
  INTERESTS-11.71%

BERMUDA-8.31%

Nabors Industries, Ltd. (Oil & Gas
  Drilling)(a)                                   2,365,000       83,413,550
---------------------------------------------------------------------------
Tyco International Ltd. (Industrial
  Conglomerates)                                10,646,000      181,833,680
---------------------------------------------------------------------------
Weatherford International Ltd. (Oil & Gas
  Equipment & Services)(a)                       2,837,000      113,281,410
===========================================================================
                                                                378,528,640
===========================================================================

CAYMAN ISLANDS-2.37%

  ACE Ltd. (Property & Casualty Insurance)       3,687,000      108,176,580
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
===========================================================================

NETHERLANDS-1.03%

Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Consumer Electronics)    2,643,098   $   46,729,973
===========================================================================
    Total Foreign Stocks & Other Equity
      Interests (Cost $707,004,899)                             533,435,193
===========================================================================

MONEY MARKET FUNDS-3.94%

STIC Liquid Assets Portfolio(b)                 89,779,169       89,779,169
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                         89,779,169       89,779,169
===========================================================================
    Total Money Market Funds (Cost
      $179,558,338)                                             179,558,338
===========================================================================
TOTAL INVESTMENTS-100.99% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $5,397,501,055)                                             4,600,055,175
===========================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANS

MONEY MARKET FUNDS-5.08%

STIC Liquid Assets Portfolio(b)(c)             115,607,394      115,607,394
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     115,607,395      115,607,395
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $231,214,789)                                       231,214,789
===========================================================================
TOTAL INVESTMENTS-106.07% (Cost
  $5,628,715,844)                                             4,831,269,964
===========================================================================
OTHER ASSETS LESS LIABILITIES-(6.07%)                          (276,340,698)
===========================================================================
NET ASSETS-100.00%                                           $4,554,929,266
___________________________________________________________________________
===========================================================================

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $5,628,715,844)*                            $4,831,269,964
------------------------------------------------------------
Receivables for:
  Investments sold                                 5,031,217
------------------------------------------------------------
  Fund shares sold                                19,848,562
------------------------------------------------------------
  Dividends                                        6,793,524
------------------------------------------------------------
Investment for deferred compensation plan             23,645
------------------------------------------------------------
Other assets                                         153,084
============================================================
    Total assets                               4,863,119,996
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           50,761,427
------------------------------------------------------------
  Fund shares reacquired                          18,336,269
------------------------------------------------------------
  Deferred compensation plan                          23,645
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       231,214,789
------------------------------------------------------------
Accrued distribution fees                          5,020,831
------------------------------------------------------------
Accrued transfer agent fees                        2,287,253
------------------------------------------------------------
Accrued operating expenses                           546,516
============================================================
    Total liabilities                            308,190,730
============================================================
Net assets applicable to shares
  outstanding                                 $4,554,929,266
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $2,534,964,078
____________________________________________________________
============================================================
Class B                                       $1,498,498,797
____________________________________________________________
============================================================
Class C                                       $  518,574,540
____________________________________________________________
============================================================
Class R                                       $    1,421,225
____________________________________________________________
============================================================
Institutional Class                           $    1,470,626
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                          115,987,981
____________________________________________________________
============================================================
Class B                                           71,668,879
____________________________________________________________
============================================================
Class C                                           24,804,890
____________________________________________________________
============================================================
Class R                                               65,077
____________________________________________________________
============================================================
Institutional Class                                   66,994
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        21.86
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.86 divided by
      94.50%)                                 $        23.13
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        20.91
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        20.91
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        21.84
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        21.95
____________________________________________________________
============================================================

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $199,616)                               $    51,387,184
------------------------------------------------------------
Dividends from affiliated money market
  funds                                            3,622,103
------------------------------------------------------------
Security lending income                              271,120
============================================================
    Total investment income                       55,280,407
============================================================

EXPENSES:

Advisory fees                                     31,679,859
------------------------------------------------------------
Administrative services fees                         486,863
------------------------------------------------------------
Custodian fees                                       329,909
------------------------------------------------------------
Distribution fees -- Class A                       8,779,210
------------------------------------------------------------
Distribution fees -- Class B                      16,608,838
------------------------------------------------------------
Distribution fees -- Class C                       5,884,893
------------------------------------------------------------
Distribution fees -- Class R                           1,647
------------------------------------------------------------
Transfer agent fees                               12,513,944
------------------------------------------------------------
Transfer agent fees -- Institutional Class               333
------------------------------------------------------------
Trustees' fees                                        33,990
------------------------------------------------------------
Other                                              1,762,558
============================================================
    Total expenses                                78,082,044
============================================================
Less: Fees waived                                    (39,803)
------------------------------------------------------------
    Expenses paid indirectly                         (73,235)
============================================================
    Net expenses                                  77,969,006
============================================================
Net investment income (loss)                     (22,688,599)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                    (224,532,143)
------------------------------------------------------------
Change in net unrealized appreciation
  (depreciation) of investment securities     (1,119,642,589)
============================================================
Net gain (loss) from investment securities    (1,344,174,732)
============================================================
Net increase (decrease) in net assets
  resulting from operations                  $(1,366,863,331)
____________________________________________________________
============================================================

* At December 31, 2002, securities with an aggregate market value of $228,283,230 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002               2001
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (22,688,599)   $   (9,594,809)
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities and
    option contracts                                             (224,532,143)     (231,405,003)
-----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                      (1,119,642,589)      216,112,590
===============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                (1,366,863,331)      (24,887,222)
===============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                  --          (114,095)
-----------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                                  --        (1,004,440)
-----------------------------------------------------------------------------------------------
  Class B                                                                  --          (778,204)
-----------------------------------------------------------------------------------------------
  Class C                                                                  --          (290,032)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                       1,177,106,683     1,619,680,325
-----------------------------------------------------------------------------------------------
  Class B                                                         447,671,199     1,315,483,690
-----------------------------------------------------------------------------------------------
  Class C                                                         122,712,958       379,676,399
-----------------------------------------------------------------------------------------------
  Class R                                                           1,424,141                --
-----------------------------------------------------------------------------------------------
  Institutional Class                                               1,422,881                --
===============================================================================================
    Net increase in net assets                                    383,474,531     3,287,766,421
===============================================================================================

NET ASSETS:

  Beginning of year                                             4,171,454,735       883,688,314
===============================================================================================
  End of year                                                 $ 4,554,929,266    $4,171,454,735
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $ 5,811,813,680    $4,084,121,184
-----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                          (65,471)          (22,238)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities and option contracts                              (459,373,063)     (234,840,920)
-----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (797,445,880)      322,196,709
===============================================================================================
                                                              $ 4,554,929,266    $4,171,454,735
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Basic Value Fund (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.025% for each $5 billion increment in net assets over $5 billion, up to a maximum waiver of 0.175% on net assets in excess of $35 billion. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $39,803.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $486,863 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $5,522,212 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $8,779,210, $16,608,838, $5,884,893 and $1,647, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $1,521,182 in front-end sales commissions from the sale of Class A shares and $36,121, $5,523, $194,164, and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $10,466 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $72,605 and reductions in custodian fees of $630 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $73,235.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $228,283,230 were on loan to brokers. The loans were secured by cash collateral of $231,214,789 received by the Fund and subsequently invested in affiliated money market funds as follows: $115,607,394 in STIC Liquid Assets Portfolio and $115,607,395 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $271,120 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:
------------------------------

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                           2002         2001
---------------------------------------------------------------
Distributions paid from:
  Ordinary income                        $    --     $1,140,758
---------------------------------------------------------------
  Long-term capital gain                      --      1,046,013
===============================================================
                                         $    --     $2,186,771
_______________________________________________________________
===============================================================


Tax Components of Beneficial Interest:
--------------------------------------

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments               $ (808,908,153)
------------------------------------------------------------
Temporary book/tax differences                       (65,471)
------------------------------------------------------------
Capital loss carryforward                       (435,212,033)
------------------------------------------------------------
Post-October capital loss deferral               (12,698,757)
------------------------------------------------------------
Shares of beneficial interest                  5,811,813,680
============================================================
                                              $4,554,929,266
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                           CAPITAL LOSS
EXPIRATION                                 CARRYFORWARD
-------------------------------------------------------
December 31, 2009                          $101,680,239
-------------------------------------------------------
December 31, 2010                           333,531,794
=======================================================
                                           $435,212,033
_______________________________________________________
=======================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $3,143,527,166 and $1,381,420,449, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                      $   215,316,580
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                       (1,024,224,733)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                   $  (808,908,153)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $5,640,178,117.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating loss and other items on December 31, 2002, undistributed net investment income was increased by $22,645,366 and shares of beneficial interest decreased by $22,645,366. This reclassification had no effect on the net assets of the Fund.

                                                                BASIC VALUE FUND


NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                             2001
                                                              -----------------------------    -----------------------------
                                                                SHARES           AMOUNT          SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      76,760,537    $1,974,256,884     70,490,380    $1,992,135,991
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      36,719,189       930,261,749     54,343,509     1,495,352,954
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      11,937,042       301,540,951     16,273,481       449,321,584
----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         81,501         1,780,171             --                --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            72,939         1,565,277             --                --
============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --                --         38,557         1,063,809
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --                --         27,343           726,712
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --                --         10,073           267,758
============================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       1,123,932        28,176,777             --                --
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,169,041)      (28,176,777)            --                --
============================================================================================================================
Reacquired:
  Class A                                                     (34,569,714)     (825,326,978)   (13,646,069)     (373,519,475)
----------------------------------------------------------------------------------------------------------------------------
  Class B                                                     (20,054,811)     (454,413,773)    (6,954,159)     (180,595,976)
----------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (7,825,922)     (178,827,993)    (2,629,184)      (69,912,943)
----------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        (16,424)         (356,030)            --                --
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                            (5,945)         (142,396)            --                --
============================================================================================================================
                                                               63,053,283    $1,750,337,862    117,953,931    $3,314,840,414
____________________________________________________________________________________________________________________________
============================================================================================================================

  * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                           CLASS A
                                                              ------------------------------------------------------------------
                                                                                   YEAR ENDED DECEMBER 31,
                                                              ------------------------------------------------------------------
                                                                 2002             2001            2000       1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    28.44       $    28.41       $  23.84    $ 18.13       $17.25
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.04)(a)        (0.02)(a)       0.06       0.05(a)      0.04
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.54)            0.06           4.74       5.75         1.16
================================================================================================================================
    Total from investment operations                               (6.58)            0.04           4.80       5.80         1.20
================================================================================================================================
Less distributions:
  Dividends from net investment income                              0.00             0.00          (0.03)      0.00         0.00
--------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                             0.00            (0.01)         (0.20)     (0.09)       (0.32)
================================================================================================================================
    Total distributions                                             0.00            (0.01)         (0.23)     (0.09)       (0.32)
================================================================================================================================
Net asset value, end of period                                $    21.86       $    28.44       $  28.41    $ 23.84       $18.13
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (23.14)%           0.16%         20.20%     32.04%        7.02%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $2,534,964       $2,066,536       $448,668    $70,791       $9,074
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.33%(c)         1.30%          1.32%      1.69%        1.74%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.33%(c)         1.30%          1.32%      1.71%        2.11%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.17)%(c)       (0.05)%         0.49%      0.23%        0.25%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               30%              20%            56%        63%         148%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $2,508,345,697.

                                                                                            CLASS B
                                                              -------------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------------------
                                                                 2002             2001            2000       1999          1998
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $    27.38       $    27.54       $  23.23    $ 17.79       $ 17.04
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.20)(a)        (0.19)(a)      (0.02)     (0.09)(a)     (0.08)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.27)            0.04           4.53       5.62          1.15
=================================================================================================================================
    Total from investment operations                               (6.47)           (0.15)          4.51       5.53          1.07
=================================================================================================================================
Less distributions from net realized gains                          0.00            (0.01)         (0.20)     (0.09)        (0.32)
=================================================================================================================================
Net asset value, end of period                                $    20.91       $    27.38       $  27.54    $ 23.23       $ 17.79
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                   (23.63)%          (0.53)%        19.47%     31.13%         6.34%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $1,498,499       $1,538,292       $241,157    $55,785       $17,406
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.98%(c)         1.95%          1.97%      2.34%         2.39%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.98%(c)         1.95%          1.97%      2.36%         2.76%
=================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.82)%(c)       (0.70)%        (0.16)%    (0.42)%       (0.40)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                               30%              20%            56%        63%          148%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $1,660,883,829.

                                                                                         CLASS C
                                                                ----------------------------------------------------------
                                                                                                              MAY 3, 1999
                                                                                                              (DATE SALES
                                                                       YEAR ENDED DECEMBER 31,               COMMENCED) TO
                                                                --------------------------------------       DECEMBER 31,
                                                                  2002           2001           2000             1999
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  27.38       $  27.54       $  23.23          $21.07
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.20)(a)      (0.19)(a)      (0.02)          (0.06)(a)
--------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.27)          0.04           4.53            2.31
==========================================================================================================================
    Total from investment operations                               (6.47)         (0.15)          4.51            2.25
==========================================================================================================================
  Less distributions from net realized gains                        0.00          (0.01)         (0.20)          (0.09)
==========================================================================================================================
Net asset value, end of period                                  $  20.91       $  27.38       $  27.54          $23.23
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(b)                                                   (23.63)%        (0.53)%        19.47%          10.72%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $518,575       $566,627       $193,863          $7,669
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.98%(c)       1.95%          1.97%           2.34%(d)
--------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.98%(c)       1.95%          1.97%           2.36%(d)
==========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.82)%(c)     (0.70)%        (0.16)%         (0.42)%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================
Portfolio turnover rate                                               30%            20%            56%             63%
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America, does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $588,489,280.
(d)  Annualized.

                                                                   CLASS R
                                                                -------------
                                                                JUNE 3, 2002
                                                                 (DATE SALES
                                                                COMMENCED) TO
                                                                DECEMBER 31,
                                                                    2002
-----------------------------------------------------------------------------
Net asset value, beginning of period                               $ 27.54
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.05)(a)
-----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (5.65)
=============================================================================
    Total from investment operations                                 (5.70)
=============================================================================
Net asset value, end of period                                     $ 21.84
_____________________________________________________________________________
=============================================================================
Total return(b)                                                     (20.70)%
_____________________________________________________________________________
=============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $ 1,421
_____________________________________________________________________________
=============================================================================
Ratio of expenses to average net assets                               1.54%(c)
=============================================================================
Ratio of net investment income (loss) to average net assets          (0.37)%(c)
_____________________________________________________________________________
=============================================================================
Portfolio turnover rate                                                 30%
_____________________________________________________________________________
=============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $569,759.

                                                              INSTITUTIONAL CLASS
                                                              -------------------
                                                                MARCH 15, 2002
                                                                  (DATE SALES
                                                                 COMMENCED) TO
                                                                 DECEMBER 31,
                                                                     2002
---------------------------------------------------------------------------------
Net asset value, beginning of period                                $ 29.63
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                0.06(a)
---------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                       (7.74)
=================================================================================
    Total from investment operations                                  (7.68)
=================================================================================
Net asset value, end of period                                      $ 21.95
_________________________________________________________________________________
=================================================================================
Total return(b)                                                      (25.92)%
_________________________________________________________________________________
=================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $ 1,471
_________________________________________________________________________________
=================================================================================
Ratio of expenses to average net assets                                0.81%(c)
=================================================================================
Ratio of net investment income to average net assets                   0.35%(c)
_________________________________________________________________________________
=================================================================================
Portfolio turnover rate                                                  30%
_________________________________________________________________________________
=================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $494,705.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Mid Cap Core Equity Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Mid Cap Core Equity Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-81.75%

ADVERTISING-1.30%

Omnicom Group Inc.                                  350,000   $   22,610,000
============================================================================

Aerospace & Defense-2.45%

Northrop Grumman Corp.                              245,000       23,765,000
----------------------------------------------------------------------------
Raytheon Co.                                        615,000       18,911,250
============================================================================
                                                                  42,676,250
============================================================================

APPLICATION SOFTWARE-1.27%

PeopleSoft, Inc.(a)                               1,210,000       22,143,000
============================================================================

BANKS-0.92%

Marshall & Ilsley Corp.                             300,000        8,214,000
----------------------------------------------------------------------------
TCF Financial Corp.                                 180,000        7,864,200
============================================================================
                                                                  16,078,200
============================================================================

COMPUTER & ELECTRONICS RETAIL-1.41%

Best Buy Co., Inc.(a)                             1,020,000       24,633,000
============================================================================

CONSTRUCTION MATERIALS-0.73%

Martin Marietta Materials, Inc.                     415,000       12,723,900
============================================================================

DATA PROCESSING SERVICES-4.74%

Ceridian Corp.(a)                                 2,815,000       40,592,300
----------------------------------------------------------------------------
Certegy Inc.(a)                                     960,400       23,577,820
----------------------------------------------------------------------------
Convergys Corp.(a)                                1,215,000       18,407,250
============================================================================
                                                                  82,577,370
============================================================================

DIVERSIFIED CHEMICALS-0.95%

Engelhard Corp.                                     740,000       16,539,000
============================================================================

DIVERSIFIED FINANCIAL SERVICES-1.21%

Principal Financial Group, Inc.                     700,000       21,091,000
============================================================================

ELECTRIC UTILITIES-2.43%

FPL Group, Inc.                                     117,500        7,065,275
----------------------------------------------------------------------------
Wisconsin Energy Corp.                            1,400,000       35,280,000
============================================================================
                                                                  42,345,275
============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-1.03%

Rockwell Automation, Inc.                           870,000       18,017,700
============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-8.65%

Amphenol Corp.-Class A(a)                           610,000       23,180,000
----------------------------------------------------------------------------
Diebold, Inc.                                       430,000       17,724,600
----------------------------------------------------------------------------
Mettler-Toledo International Inc.(a)                655,000       20,999,300
----------------------------------------------------------------------------
Millipore Corp.(a)                                  450,000       15,300,000
----------------------------------------------------------------------------
Molex Inc.-Class A                                  658,125       13,090,106
----------------------------------------------------------------------------
Roper Industries, Inc.                              580,000       21,228,000
----------------------------------------------------------------------------
Vishay Intertechnology, Inc.(a)                     670,000        7,490,600
----------------------------------------------------------------------------
Waters Corp.(a)                                   1,455,000       31,689,900
============================================================================
                                                                 150,702,506
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

ENVIRONMENTAL SERVICES-1.80%

Republic Services, Inc.(a)                        1,490,000   $   31,260,200
============================================================================

FOOD RETAIL-2.36%

Kroger Co. (The)(a)                               1,500,000       23,175,000
----------------------------------------------------------------------------
Safeway Inc.(a)                                     770,000       17,987,200
============================================================================
                                                                  41,162,200
============================================================================

FOOTWEAR-1.30%

NIKE, Inc.-Class B                                  507,900       22,586,313
============================================================================

FOREST PRODUCTS-0.83%

Louisiana-Pacific Corp.(a)                        1,787,100       14,404,026
============================================================================

GENERAL MERCHANDISE STORES-1.97%

BJ's Wholesale Club, Inc.(a)                        885,000       16,195,500
----------------------------------------------------------------------------
Family Dollar Stores, Inc.                          582,000       18,164,220
============================================================================
                                                                  34,359,720
============================================================================

HEALTH CARE DISTRIBUTORS & SERVICES-1.80%

IMS Health Inc.                                   1,960,000       31,360,000
============================================================================

HEALTH CARE EQUIPMENT-3.97%

Apogent Technologies Inc.(a)                      1,675,000       34,840,000
----------------------------------------------------------------------------
Bard (C.R.), Inc.                                   290,000       16,820,000
----------------------------------------------------------------------------
Beckman Coulter, Inc.                               590,000       17,416,800
============================================================================
                                                                  69,076,800
============================================================================

HOME FURNISHINGS-1.34%

Mohawk Industries, Inc.(a)                          410,420       23,373,419
============================================================================

HOUSEHOLD APPLIANCES-1.94%

Black & Decker Corp. (The)                          390,000       16,727,100
----------------------------------------------------------------------------
Whirlpool Corp.                                     325,000       16,971,500
============================================================================
                                                                  33,698,600
============================================================================

HOUSEHOLD PRODUCTS-1.25%

Dial Corp. (The)                                  1,072,100       21,838,677
============================================================================

HOUSEWARES & SPECIALTIES-0.64%

Fortune Brands, Inc.                                240,000       11,162,400
============================================================================

INDUSTRIAL MACHINERY-6.57%

Dover Corp.                                       1,420,000       41,407,200
----------------------------------------------------------------------------
Flowserve Corp.(a)                                  840,000       12,423,600
----------------------------------------------------------------------------
ITT Industries, Inc.                                165,000       10,013,850
----------------------------------------------------------------------------
Kennametal Inc.                                     370,000       12,757,600
----------------------------------------------------------------------------
Pentair, Inc.                                       540,000       18,657,000
----------------------------------------------------------------------------
SPX Corp.(a)                                        514,000       19,249,300
============================================================================
                                                                 114,508,550
============================================================================

IT CONSULTING & SERVICES-1.01%

Affiliated Computer Services, Inc.-Class A(a)       335,000       17,637,750
============================================================================

Leisure Products-2.64%

Brunswick Corp.                                   1,750,000       34,755,000
----------------------------------------------------------------------------

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------
LEISURE PRODUCTS-(CONTINUED)

Mattel, Inc.                                        586,000   $   11,221,900
============================================================================
                                                                  45,976,900
============================================================================

METAL & GLASS CONTAINERS-1.03%

Pactiv Corp.(a)                                     820,000       17,925,200
============================================================================

OFFICE ELECTRONICS-0.86%

Zebra Technologies Corp.-Class A(a)                 260,000       14,898,000
============================================================================

OFFICE SERVICES & SUPPLIES-1.47%

Herman Miller, Inc.                               1,390,000       25,576,000
============================================================================

OIL & GAS DRILLING-0.71%

Noble Corp. (Cayman Islands)(a)                     350,000       12,302,500
============================================================================

OIL & GAS EQUIPMENT & SERVICES-2.23%

BJ Services Co.(a)                                  420,000       13,570,200
----------------------------------------------------------------------------
Cooper Cameron Corp.(a)                             265,000       13,202,300
----------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)         300,000       11,979,000
============================================================================
                                                                  38,751,500
============================================================================

OIL & GAS REFINING, MARKETING &
  TRANSPORTATION-1.11%

Valero Energy Corp.                                 525,000       19,393,500
============================================================================

Packaged Foods & Meats-1.00%

Campbell Soup Co.                                   740,000       17,367,800
============================================================================

PERSONAL PRODUCTS-1.27%

Avon Products, Inc.                                 410,000       22,086,700
============================================================================

PHARMACEUTICALS-1.88%

Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                          572,000       22,084,920
----------------------------------------------------------------------------
Watson Pharmaceuticals, Inc.(a)                     380,000       10,742,600
============================================================================
                                                                  32,827,520
============================================================================

PROPERTY & CASUALTY INSURANCE-2.56%

ACE Ltd. (Cayman Islands)                           805,000       23,618,700
----------------------------------------------------------------------------
MGIC Investment Corp.                               319,300       13,187,090
----------------------------------------------------------------------------
XL Capital Ltd.-Class A (Cayman Islands)            100,000        7,725,000
============================================================================
                                                                  44,530,790
============================================================================

RAILROADS-0.61%

Norfolk Southern Corp.                              530,000       10,594,700
============================================================================

RESTAURANTS-1.90%

Jack in the Box Inc.(a)                             857,800       14,831,362
----------------------------------------------------------------------------
Outback Steakhouse, Inc.                            530,000       18,253,200
============================================================================
                                                                  33,084,562
============================================================================

                                                                  MARKET
                                                  SHARES          VALUE
----------------------------------------------------------------------------

Semiconductor Equipment-0.79%

Novellus Systems, Inc.(a)                           490,000   $   13,759,200
============================================================================

SEMICONDUCTORS-1.63%

Microchip Technology Inc.                           582,500       14,242,125
----------------------------------------------------------------------------
Xilinx, Inc.(a)                                     690,000       14,214,000
============================================================================
                                                                  28,456,125
============================================================================

SPECIALTY CHEMICALS-0.96%

Rohm & Haas Co.                                     515,000       16,727,200
============================================================================

SPECIALTY STORES-0.71%

Barnes & Noble, Inc.(a)                             685,000       12,377,950
============================================================================

SYSTEMS SOFTWARE-3.45%

BMC Software, Inc.(a)                               970,000       16,596,700
----------------------------------------------------------------------------
Computer Associates International, Inc.           3,227,500       43,571,250
============================================================================
                                                                  60,167,950
============================================================================

TELECOMMUNICATIONS EQUIPMENT-1.07%

Advanced Fibre Communications, Inc.(a)            1,115,000       18,598,200
============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $1,490,279,051)                          1,423,968,153
============================================================================

MONEY MARKET FUNDS-21.56%

STIC Liquid Assets Portfolio(b)                 187,767,715      187,767,715
----------------------------------------------------------------------------
STIC Prime Portfolio(b)                         187,767,716      187,767,716
============================================================================
    Total Money Market Funds (Cost
      $375,535,431)                                              375,535,431
============================================================================
TOTAL INVESTMENTS-103.31% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $1,865,814,482)                                              1,799,503,584
============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-7.34%

STIC Liquid Assets Portfolio(b)(c)               63,966,375       63,966,375
----------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                       63,966,376       63,966,376
============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $127,932,751)                                        127,932,751
============================================================================
TOTAL INVESTMENTS-110.65% (Cost
  $1,993,747,233)                                              1,927,436,335
============================================================================
OTHER ASSETS LESS LIABILITIES-(10.65%)                          (185,507,301)
============================================================================
NET ASSETS-100.00%                                            $1,741,929,034
____________________________________________________________________________
============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $1,993,747,233)*                            $1,927,436,335
------------------------------------------------------------
Receivables for:
  Investments sold                                 3,897,633
------------------------------------------------------------
  Fund shares sold                                12,584,280
------------------------------------------------------------
  Dividends                                        1,174,875
------------------------------------------------------------
Investment for deferred compensation plan              6,352
------------------------------------------------------------
Other assets                                          86,718
============================================================
    Total assets                               1,945,186,193
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                           69,367,438
------------------------------------------------------------
  Fund shares reacquired                           3,388,328
------------------------------------------------------------
  Deferred compensation plan                           6,352
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       127,932,751
------------------------------------------------------------
Accrued distribution fees                          1,655,777
------------------------------------------------------------
Accrued transfer agent fees                          772,266
------------------------------------------------------------
Accrued operating expenses                           134,247
============================================================
    Total liabilities                            203,257,159
============================================================
Net assets applicable to shares outstanding   $1,741,929,034
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $1,072,673,267
____________________________________________________________
============================================================
Class B                                       $  500,166,316
____________________________________________________________
============================================================
Class C                                       $  161,486,733
____________________________________________________________
============================================================
Class R                                       $    2,785,524
____________________________________________________________
============================================================
Institutional Class                           $    4,817,194
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           50,664,905
____________________________________________________________
============================================================
Class B                                           25,744,337
____________________________________________________________
============================================================
Class C                                            8,320,943
____________________________________________________________
============================================================
Class R                                              131,543
____________________________________________________________
============================================================
Institutional Class                                  226,441
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        21.17
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $21.17 divided by
      94.50%)                                 $        22.40
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        19.43
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        19.41
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        21.18
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        21.27
____________________________________________________________
============================================================

* At December 31, 2002, securities with an aggregate market value of $125,936,123 were on loan to brokers.
Statement of Operations

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of
  $19,656)                                     $   9,465,481
------------------------------------------------------------
Dividends from affiliated money market funds       4,507,221
------------------------------------------------------------
Interest                                              23,988
------------------------------------------------------------
Security lending income                              207,786
============================================================
    Total investment income                       14,204,476
============================================================

EXPENSES:

Advisory fees                                      9,735,227
------------------------------------------------------------
Administrative services fees                         274,931
------------------------------------------------------------
Custodian fees                                        72,067
------------------------------------------------------------
Distribution fees -- Class A                       2,838,084
------------------------------------------------------------
Distribution fees -- Class B                       4,506,502
------------------------------------------------------------
Distribution fees -- Class C                       1,224,586
------------------------------------------------------------
Distribution fees -- Class R                           2,428
------------------------------------------------------------
Transfer agent fees                                4,231,264
------------------------------------------------------------
Trustees' fees                                        15,936
------------------------------------------------------------
Other                                                631,091
============================================================
    Total expenses                                23,532,116
============================================================
Less: Fees waived                                    (42,589)
------------------------------------------------------------
    Expenses paid indirectly                         (22,811)
============================================================
    Net expenses                                  23,466,716
============================================================
Net investment income (loss)                      (9,262,240)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES:

Net realized gain (loss) from investment
  securities                                     (22,288,653)
============================================================
Change in net unrealized appreciation
  (depreciation) of investment securities       (166,482,913)
============================================================
Net gain (loss) from investment securities      (188,771,566)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(198,033,806)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (9,262,240)   $ (3,420,458)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities            (22,288,653)      2,072,999
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (166,482,913)      2,353,011
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (198,033,806)      1,005,552
============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                                 --        (296,068)
--------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                         (1,222,471)     (5,805,537)
--------------------------------------------------------------------------------------------
  Class B                                                           (638,804)     (4,360,649)
--------------------------------------------------------------------------------------------
  Class C                                                           (201,407)       (866,613)
--------------------------------------------------------------------------------------------
  Class R                                                             (2,622)             --
--------------------------------------------------------------------------------------------
  Institutional Class                                                 (5,457)             --
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        695,280,419     233,958,818
--------------------------------------------------------------------------------------------
  Class B                                                        234,195,517     129,312,140
--------------------------------------------------------------------------------------------
  Class C                                                        112,522,467      49,161,867
--------------------------------------------------------------------------------------------
  Class R                                                          2,780,637              --
--------------------------------------------------------------------------------------------
  Institutional Class                                              5,267,651              --
============================================================================================
    Net increase in net assets                                   849,942,124     402,109,510
============================================================================================

NET ASSETS:

  Beginning of year                                              891,986,910     489,877,400
============================================================================================
  End of year                                                 $1,741,929,034    $891,986,910
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,831,543,175    $790,745,950
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (18,142)         (2,209)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                   (23,285,101)      1,071,154
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities                                                   (66,310,898)    100,172,015
============================================================================================
                                                              $1,741,929,034    $891,986,910
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

Notes to Financial Statements

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Core Equity Fund, formerly Mid Cap Equity Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $42,589.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $274,931 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $2,066,301 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $2,838,084, $4,506,502, $1,224,586 and $2,428, respectively.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $804,255 in front-end sales commissions from the sale of Class A shares and $10,007, $5,858, $57,073 and $0 for Class A, Class B, Class C and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $4,808 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $21,728 and reductions in custodian fees of $1,083 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $22,811.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $125,936,123 were on loan to brokers. The loans were secured by cash collateral of $127,932,751 received by the Fund and subsequently invested in affiliated money market funds as follows: $63,966,375 in STIC Liquid

Assets Portfolio and $63,966,376 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $207,786 for securities lending.

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                        2002          2001
--------------------------------------------------------------
Distributions paid from:
  Ordinary income                    $       --    $ 8,866,797
--------------------------------------------------------------
  Long-term capital gain              2,070,761      2,462,070
==============================================================
                                     $2,070,761    $11,328,867
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments               $  (67,307,346)
------------------------------------------------------------
Temporary book/tax differences                       (18,142)
------------------------------------------------------------
Capital loss carryforward                        (20,731,654)
------------------------------------------------------------
Post-October capital loss deferral                (1,556,999)
------------------------------------------------------------
Shares of beneficial interest                  1,831,543,175
============================================================
                                              $1,741,929,034
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2010                             $20,731,654
__________________________________________________________
==========================================================

NOTE 8--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $1,326,677,586 and $431,849,397 respectively.

  The amount of unrealized appreciation of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                         $  76,091,115
-------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                          (143,398,461)
=============================================================
Net unrealized appreciation (depreciation) of
  investment securities                         $ (67,307,346)
_____________________________________________________________
=============================================================
Cost of investments for tax purposes is $1,994,743,681.

NOTE 9--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses and other items on December 31, 2002, undistributed net investment income was increased by $9,246,307, undistributed net realized gains increased by $3,159 and shares of beneficial interest decreased by $9,249,466. This reclassification had no effect on the net assets of the Fund.

NOTE 10--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                            2001
                                                              -----------------------------    ---------------------------
                                                                SHARES           AMOUNT          SHARES         AMOUNT
--------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      41,067,783    $  939,876,985    14,841,455    $ 353,924,188
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      17,990,585       384,974,124     9,689,738      214,751,567
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                       6,877,437       145,718,898     2,868,456       63,101,217
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                        140,266         2,963,401            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           263,499         6,068,412            --               --
==========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                          55,181         1,164,373       247,762        5,748,094
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                          31,286           606,185       191,629        4,107,954
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                           9,824           190,001        37,928          812,196
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                            124             2,622            --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                               257             5,457            --               --
==========================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                       1,600,496        36,525,348            --               --
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (1,736,124)      (36,525,348)           --               --
==========================================================================================================================
Reacquired:
  Class A                                                     (12,610,500)     (282,286,287)   (5,345,950)    (125,713,464)
--------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (5,692,653)     (114,859,444)   (4,149,104)     (89,547,381)
--------------------------------------------------------------------------------------------------------------------------
  Class C                                                      (1,660,523)      (33,386,432)     (683,809)     (14,751,546)
--------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (8,847)         (185,386)           --               --
--------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           (37,315)         (806,218)           --               --
==========================================================================================================================
                                                               46,290,776    $1,050,046,691    17,698,105    $ 412,432,825
__________________________________________________________________________________________________________________________
==========================================================================================================================

*   Class R shares commenced sales on June 3, 2002.
**  Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                     --------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                        2002             2001            2000            1999            1998
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $    23.85        $  24.04        $  23.48        $  18.97        $  21.01
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.09)(a)       (0.05)(a)        0.10(a)        (0.01)(a)       (0.24)(a)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (2.56)           0.18            4.10            6.88           (0.81)
===============================================================================================================================
    Total from investment operations                      (2.65)           0.13            4.20            6.87           (1.05)
===============================================================================================================================
Less distributions:
  Dividends from net investment income                       --           (0.02)             --              --              --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                   (0.03)          (0.30)          (3.64)          (2.36)          (0.99)
===============================================================================================================================
    Total distributions                                   (0.03)          (0.32)          (3.64)          (2.36)          (0.99)
===============================================================================================================================
Net asset value, end of period                       $    21.17        $  23.85        $  24.04        $  23.48        $  18.97
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                          (11.13)%          0.56%          18.76%          37.13%          (4.71)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,072,673        $490,118        $259,803        $178,550        $180,258
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets                    1.43%(c)        1.39%           1.37%           1.46%           1.56%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.40)%(c)      (0.22)%          0.38%          (0.07)%         (1.09)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                      38%             68%             72%             90%            168%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $810,880,938.
(d) Ratio includes waiver and expense reductions. Ratio of expense to average net assets excluding waiver and expense reduction was 1.57%.

                                                                                      CLASS B
                                                      ------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                      ------------------------------------------------------------------------
                                                        2002            2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  22.03        $  22.36        $  22.21        $  18.16        $  20.31
------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.22)(a)       (0.19)(a)       (0.07)(a)       (0.14)(a)       (0.38)(a)
------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (2.35)           0.16            3.86            6.55           (0.78)
==============================================================================================================================
    Total from investment operations                     (2.57)          (0.03)           3.79            6.41           (1.16)
==============================================================================================================================
Less distributions from net realized gains               (0.03)          (0.30)          (3.64)          (2.36)          (0.99)
==============================================================================================================================
Net asset value, end of period                        $  19.43        $  22.03        $  22.36        $  22.21        $  18.16
______________________________________________________________________________________________________________________________
==============================================================================================================================
Total return(b)                                         (11.69)%         (0.10)%         17.98%          36.25%          (5.41)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $500,166        $333,783        $210,608        $151,392        $165,447
______________________________________________________________________________________________________________________________
==============================================================================================================================
Ratio of expenses to average net assets                   2.08%(c)        2.05%           2.02%           2.11%           2.21%(d)
==============================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                 (1.05)%(c)      (0.87)%         (0.27)%         (0.72)%         (1.74)%
______________________________________________________________________________________________________________________________
==============================================================================================================================
Portfolio turnover rate                                     38%             68%             72%             90%            168%
______________________________________________________________________________________________________________________________
==============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $450,650,215.
(d) Ratio includes waiver and expense reductions. Ratio of expense to average net assets excluding waiver and expense reduction was 2.22%.

                                                                                        CLASS C
                                                              -----------------------------------------------------------
                                                                                                             MAY 3, 1999
                                                                                                             (DATE SALES
                                                                     YEAR ENDED DECEMBER 31,                COMMENCED) TO
                                                              --------------------------------------        DECEMBER 31,
                                                                2002           2001           2000              1999
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $  22.00        $ 22.33        $ 22.19           $19.02
-------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                   (0.22)(a)      (0.19)(a)      (0.07)(a)        (0.10)(a)
-------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                  (2.34)          0.16           3.85             5.63
=========================================================================================================================
    Total from investment operations                             (2.56)         (0.03)          3.78             5.53
=========================================================================================================================
Less distributions from net realized gains                       (0.03)         (0.30)         (3.64)           (2.36)
=========================================================================================================================
Net asset value, end of period                                $  19.41        $ 22.00        $ 22.33           $22.19
_________________________________________________________________________________________________________________________
=========================================================================================================================
Total return(b)                                                 (11.66)%        (0.10)%        17.95%           29.98%
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                      $161,487        $68,085        $19,466           $1,564
_________________________________________________________________________________________________________________________
=========================================================================================================================
Ratio of expenses to average net assets                           2.08%(c)       2.05%          2.02%            2.11%(d)
=========================================================================================================================
Ratio of net investment income (loss) to average net assets      (1.05)%(c)     (0.87)%        (0.27)%          (0.72)%(d)
_________________________________________________________________________________________________________________________
=========================================================================================================================
Portfolio turnover rate                                             38%            68%            72%              90%
_________________________________________________________________________________________________________________________
=========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $122,458,622.
(d)  Annualized.

                                                                 CLASS R
                                                              -------------
                                                              JUNE 3, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                              DECEMBER 31,
                                                                  2002
---------------------------------------------------------------------------
Net asset value, beginning of period                             $ 24.54
---------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.07)(a)
---------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.26)
===========================================================================
    Total from investment operations                               (3.33)
===========================================================================
Less distributions from net realized gains                         (0.03)
===========================================================================
Net asset value, end of period                                   $ 21.18
___________________________________________________________________________
===========================================================================
Total return(b)                                                   (13.59)%
___________________________________________________________________________
===========================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 2,786
___________________________________________________________________________
===========================================================================
Ratio of expenses to average net assets                             1.58%(c)
===========================================================================
Ratio of net investment income (loss) to average net assets        (0.55)%(c)
___________________________________________________________________________
===========================================================================
Portfolio turnover rate                                               38%
___________________________________________________________________________
===========================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $840,074.

                                                                 CLASS I
                                                              --------------
                                                              MARCH 15, 2002
                                                               (DATE SALES
                                                              COMMENCED) TO
                                                               DECEMBER 31,
                                                                   2002
----------------------------------------------------------------------------
Net asset value, beginning of period                             $ 25.03
----------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      0.04(a)
----------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (3.77)
============================================================================
    Total from investment operations                               (3.73)
============================================================================
Less distributions from net realized gains                         (0.03)
============================================================================
Net asset value, end of period                                   $ 21.27
____________________________________________________________________________
============================================================================
Total return(b)                                                   (14.92)%
____________________________________________________________________________
============================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $ 4,817
____________________________________________________________________________
============================================================================
Ratio of expenses to average net assets                             0.82%(c)
============================================================================
Ratio of net investment income to average net assets                0.21%(c)
____________________________________________________________________________
============================================================================
Portfolio turnover rate                                               38%
____________________________________________________________________________
============================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $2,810,072.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of AIM Small Cap Growth Fund:



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Small Cap Growth Fund (one of the funds constituting AIM Growth Series; hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Houston, Texas
February 14, 2003

FINANCIALS

SCHEDULE OF INVESTMENTS

December 31, 2002

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-87.55%

AEROSPACE & DEFENSE-1.20%

Aeroflex Inc.(a)                                    425,000      $    2,932,500
-------------------------------------------------------------------------------
Armor Holdings, Inc.(a)                             175,000           2,409,750
-------------------------------------------------------------------------------
Engineered Support Systems, Inc.                    120,000           4,399,200
-------------------------------------------------------------------------------
Integrated Defense Technologies, Inc.(a)            150,000           2,175,000
===============================================================================
                                                                     11,916,450
===============================================================================

AIRLINES-0.24%

Frontier Airlines, Inc.(a)                          350,000           2,366,000
===============================================================================

APPAREL RETAIL-3.88%

Chico's FAS, Inc.(a)                                425,000           8,036,750
-------------------------------------------------------------------------------
Christopher & Banks Corp.(a)                        210,700           4,372,025
-------------------------------------------------------------------------------
Gymboree Corp. (The)(a)                             325,000           5,154,500
-------------------------------------------------------------------------------
Hot Topic, Inc.(a)                                  275,000           6,292,000
-------------------------------------------------------------------------------
Pacific Sunwear of California, Inc.(a)              315,000           5,572,350
-------------------------------------------------------------------------------
Too Inc.(a)                                         230,000           5,409,600
-------------------------------------------------------------------------------
Urban Outfitters, Inc.(a)                           150,000           3,535,500
===============================================================================
                                                                     38,372,725
===============================================================================

APPAREL, ACCESSORIES & LUXURY GOODS-0.76%

Fossil, Inc.(a)                                     175,000           3,559,500
-------------------------------------------------------------------------------
Quicksilver, Inc.(a)                                150,000           3,999,000
===============================================================================
                                                                      7,558,500
===============================================================================

APPLICATION SOFTWARE-4.96%

Activision, Inc.(a)                                 125,000           1,823,750
-------------------------------------------------------------------------------
Autodesk, Inc.                                      225,000           3,217,500
-------------------------------------------------------------------------------
Business Objects S.A.-ADR (France)(a)               225,000           3,375,000
-------------------------------------------------------------------------------
Catapult Communications Corp.(a)                    135,000           1,613,250
-------------------------------------------------------------------------------
Cognos, Inc. (Canada)(a)                            200,000           4,690,000
-------------------------------------------------------------------------------
Documentum, Inc.(a)                                 400,000           6,264,000
-------------------------------------------------------------------------------
EPIQ Systems, Inc.(a)                               200,000           3,064,000
-------------------------------------------------------------------------------
FactSet Research Systems Inc.                       170,000           4,805,900
-------------------------------------------------------------------------------
Kronos Inc.(a)                                      100,000           3,699,000
-------------------------------------------------------------------------------
Macromedia, Inc.(a)                                 500,000           5,325,000
-------------------------------------------------------------------------------
National Instruments Corp.(a)                       200,000           6,498,000
-------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(a)              200,000           4,698,000
===============================================================================
                                                                     49,073,400
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

AUTO PARTS & EQUIPMENT-0.27%

Superior Industries International, Inc.              65,000      $    2,688,400
===============================================================================

AUTOMOBILE MANUFACTURERS-0.42%

Monaco Coach Corp.(a)                               250,000           4,137,500
===============================================================================

BANKS-2.39%

East West Bancorp., Inc.                            100,000           3,608,000
-------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                         225,000           4,275,000
-------------------------------------------------------------------------------
Silicon Valley Bancshares(a)                        150,000           2,737,500
-------------------------------------------------------------------------------
Southwest Bancorp. of Texas, Inc.(a)                150,250           4,328,702
-------------------------------------------------------------------------------
Sterling Bancshares, Inc.                           162,500           1,985,750
-------------------------------------------------------------------------------
UCBH Holdings, Inc.                                 100,000           4,245,000
-------------------------------------------------------------------------------
Whitney Holding Corp.                                75,000           2,499,750
===============================================================================
                                                                     23,679,702
===============================================================================

BIOTECHNOLOGY-3.58%

Affymetrix, Inc.(a)                                 200,000           4,578,000
-------------------------------------------------------------------------------
Albany Molecular Research, Inc.(a)                  175,000           2,588,425
-------------------------------------------------------------------------------
Array BioPharma Inc.(a)                             250,000           1,387,500
-------------------------------------------------------------------------------
Cephalon, Inc.(a)                                    65,299           3,177,972
-------------------------------------------------------------------------------
Charles River Laboratories International,
  Inc.(a)                                           175,000           6,734,000
-------------------------------------------------------------------------------
Connectics Corp.(a)                                 275,000           3,305,500
-------------------------------------------------------------------------------
Genencor International Inc.(a)                      175,000           1,711,500
-------------------------------------------------------------------------------
Invitrogen Corp.(a)                                 125,000           3,916,250
-------------------------------------------------------------------------------
SangStat Medical Corp.(a)                           264,000           2,983,200
-------------------------------------------------------------------------------
Techne Corp.(a)                                     175,000           4,999,400
===============================================================================
                                                                     35,381,747
===============================================================================

BROADCASTING & CABLE TV-1.95%

Cox Radio, Inc.-Class A(a)                          110,000           2,509,100
-------------------------------------------------------------------------------
Entercom Communications Corp.(a)                     55,000           2,580,600
-------------------------------------------------------------------------------
Entravision Communications Corp.-Class A(a)         450,000           4,491,000
-------------------------------------------------------------------------------
Radio One, Inc.-Class A(a)                          225,000           3,289,500
-------------------------------------------------------------------------------
Radio One, Inc.-Class D(a)                          265,000           3,823,950
-------------------------------------------------------------------------------
TiVo Inc.(a)                                        500,000           2,615,000
===============================================================================
                                                                     19,309,150
===============================================================================

BUILDING PRODUCTS-0.36%

Trex Co., Inc.(a)                                   100,000           3,530,000
===============================================================================

Casinos & Gambling-1.22%

Alliance Gaming Corp.(a)                            250,000           4,257,500
-------------------------------------------------------------------------------
Shuffle Master, Inc.(a)                             200,000           3,822,000
-------------------------------------------------------------------------------

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
CASINOS & GAMBLING-(CONTINUED)

Station Casinos, Inc.(a)                            225,000      $    3,982,500
===============================================================================
                                                                     12,062,000
===============================================================================

CATALOG RETAIL-0.72%

Insight Enterprises, Inc.(a)                        350,000           2,908,500
-------------------------------------------------------------------------------
J. Jill Group Inc.(a)                               300,000           4,194,000
===============================================================================
                                                                      7,102,500
===============================================================================

COMMODITY CHEMICALS-0.46%

Spartech Corp.                                      175,000           3,610,250
-------------------------------------------------------------------------------
Summa Industries(a)                                 100,000             958,000
===============================================================================
                                                                      4,568,250
===============================================================================

COMPUTER & ELECTRONICS RETAIL-0.27%

GameStop Corp.(a)                                   275,000           2,695,000
===============================================================================

COMPUTER HARDWARE-0.69%

Pinnacle Systems, Inc.(a)                           500,000           6,805,000
===============================================================================

COMPUTER STORAGE & PERIPHERALS-0.87%

Applied Films Corp.(a)                              300,000           5,997,000
-------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.
  (Israel)(a)                                       350,000           2,558,500
===============================================================================
                                                                      8,555,500
===============================================================================

CONSTRUCTION & ENGINEERING-0.25%

Shaw Group Inc. (The)(a)                            150,000           2,467,500
===============================================================================

Construction, Farm Machinery & Heavy
  Trucks-0.30%

AGCO Corp.(a)                                       135,000           2,983,500
===============================================================================

CONSUMER FINANCE-0.35%

Doral Financial Corp. (Puerto Rico)                 120,000           3,432,000
===============================================================================

DATA PROCESSING SERVICES-1.68%

eSPEED, Inc.-Class A(a)                             200,000           3,388,200
-------------------------------------------------------------------------------
InterCept, Inc.(a)                                  150,000           2,539,650
-------------------------------------------------------------------------------
Iron Mountain Inc.(a)                               186,225           6,147,287
-------------------------------------------------------------------------------
ProBusiness Services, Inc.(a)                       450,000           4,500,000
===============================================================================
                                                                     16,575,137
===============================================================================

DIVERSIFIED COMMERCIAL SERVICES-3.39%

Career Education Corp.(a)                           100,000           4,000,000
-------------------------------------------------------------------------------
Coinstar, Inc.(a)                                   150,000           3,397,500
-------------------------------------------------------------------------------
Corinthian Colleges, Inc.(a)                        100,000           3,786,000
-------------------------------------------------------------------------------
Corporate Executive Board Co. (The)(a)              200,000           6,384,000
-------------------------------------------------------------------------------

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES-(CONTINUED)

Education Management Corp.(a)                       150,000      $    5,640,000
-------------------------------------------------------------------------------
FTI Consulting, Inc.(a)                             100,000           4,015,000
-------------------------------------------------------------------------------
NCO Group, Inc.(a)                                  200,000           3,190,000
-------------------------------------------------------------------------------
PRG-Schultz International, Inc.(a)                  350,000           3,115,000
===============================================================================
                                                                     33,527,500
===============================================================================

DIVERSIFIED FINANCIAL SERVICES-0.99%

Affiliated Managers Group, Inc.(a)                   70,000           3,521,000
-------------------------------------------------------------------------------
Euronet Worldwide, Inc.(a)                          465,000           3,492,150
-------------------------------------------------------------------------------
Investors Financial Services Corp.                  100,000           2,739,000
===============================================================================
                                                                      9,752,150
===============================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.51%

II-VI Inc.(a)                                       180,000           2,890,800
-------------------------------------------------------------------------------
Power-One, Inc.(a)                                  375,000           2,126,250
===============================================================================
                                                                      5,017,050
===============================================================================

ELECTRONIC EQUIPMENT & INSTRUMENTS-3.35%

FLIR Systems, Inc.(a)                               120,000           5,856,000
-------------------------------------------------------------------------------
Keithley Instruments, Inc.                          280,000           3,500,000
-------------------------------------------------------------------------------
KEMET Corp.(a)                                      250,000           2,185,000
-------------------------------------------------------------------------------
Photon Dynamics, Inc.(a)                            250,000           5,700,000
-------------------------------------------------------------------------------
ScanSource, Inc.(a)                                  85,000           4,190,500
-------------------------------------------------------------------------------
Tektronix, Inc.(a)                                  250,000           4,547,500
-------------------------------------------------------------------------------
Varian Inc.(a)                                      250,000           7,172,500
===============================================================================
                                                                     33,151,500
===============================================================================

ENVIRONMENTAL SERVICES-1.21%

Stericycle, Inc.(a)                                 160,000           5,180,640
-------------------------------------------------------------------------------
Waste Connections, Inc.(a)                          175,000           6,756,750
===============================================================================
                                                                     11,937,390
===============================================================================

FOOD DISTRIBUTORS-1.33%

Performance Food Group Co.(a)                       200,000           6,791,800
-------------------------------------------------------------------------------
United Natural Foods, Inc.(a)                       250,000           6,337,500
===============================================================================
                                                                     13,129,300
===============================================================================

FOOD RETAIL-0.53%

Whole Foods Market, Inc.(a)                         100,000           5,273,000
===============================================================================

GENERAL MERCHANDISE STORES-1.07%

99 Cents Only Stores(a)                             225,000           6,043,500
-------------------------------------------------------------------------------
Fred's, Inc.                                        175,000           4,497,500
===============================================================================
                                                                     10,541,000
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

HEALTH CARE DISTRIBUTORS & SERVICES-6.97%

Accredo Health, Inc.(a)                             270,000      $    9,517,500
-------------------------------------------------------------------------------
Advisory Board Co. (The)(a)                         150,000           4,485,000
-------------------------------------------------------------------------------
Cerner Corp.(a)                                     175,000           5,470,500
-------------------------------------------------------------------------------
Covance Inc.(a)                                     140,000           3,442,600
-------------------------------------------------------------------------------
DaVita, Inc.(a)                                     200,000           4,934,000
-------------------------------------------------------------------------------
DIANON Systems, Inc.(a)                             125,000           5,963,750
-------------------------------------------------------------------------------
Express Scripts, Inc.(a)                            100,000           4,804,000
-------------------------------------------------------------------------------
First Horizon Pharmaceutical Corp.(a)               225,000           1,682,550
-------------------------------------------------------------------------------
ICON PLC-ADR (Ireland)(a)                           150,000           4,036,500
-------------------------------------------------------------------------------
IMPAC Medical Systems, Inc.(a)                      157,200           2,911,344
-------------------------------------------------------------------------------
Laboratory Corp. of America Holdings(a)              90,000           2,091,600
-------------------------------------------------------------------------------
Odyssey Healthcare, Inc.(a)                         125,000           4,337,500
-------------------------------------------------------------------------------
Pediatrix Medical Group, Inc.(a)                    120,000           4,807,200
-------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.(a)         200,000           5,854,000
-------------------------------------------------------------------------------
Priority Healthcare Corp.-Class B(a)                200,000           4,640,000
===============================================================================
                                                                     68,978,044
===============================================================================

HEALTH CARE EQUIPMENT-5.76%

Advanced Neuromodulation Systems, Inc.(a)            68,100           2,390,310
-------------------------------------------------------------------------------
American Medical Systems Holdings, Inc.(a)          150,000           2,431,500
-------------------------------------------------------------------------------
Biosite Diagnostics Inc.(a)                         125,000           4,252,500
-------------------------------------------------------------------------------
Bruker AXS Inc.(a)                                  500,000             905,000
-------------------------------------------------------------------------------
Bruker Daltonics, Inc.(a)                           300,000           1,458,000
-------------------------------------------------------------------------------
CTI Molecular Imaging, Inc.(a)                      125,000           3,082,500
-------------------------------------------------------------------------------
Cytyc Corp.(a)                                      500,000           5,100,000
-------------------------------------------------------------------------------
Diagnostic Products Corp.                           115,000           4,441,300
-------------------------------------------------------------------------------
Fisher Scientific International Inc.(a)              85,000           2,556,800
-------------------------------------------------------------------------------
Integra LifeSciences Holdings(a)                    175,000           3,088,750
-------------------------------------------------------------------------------
Med-Design Corp. (The)(a)                           300,000           2,417,400
-------------------------------------------------------------------------------
ResMed Inc.                                         160,000           4,891,200
-------------------------------------------------------------------------------
STERIS Corp.(a)                                     200,000           4,850,000
-------------------------------------------------------------------------------
Wilson Greatbatch Technologies, Inc.(a)             250,000           7,300,000
-------------------------------------------------------------------------------
Wright Medical Group, Inc.(a)                       150,000           2,618,850
-------------------------------------------------------------------------------
Zoll Medical Corp.(a)                               145,000           5,172,150
===============================================================================
                                                                     56,956,260
===============================================================================

HEALTH CARE FACILITIES-1.42%

LifePoint Hospitals, Inc.(a)                        270,000           8,081,370
-------------------------------------------------------------------------------
Triad Hospitals, Inc.(a)                            200,000           5,966,000
===============================================================================
                                                                     14,047,370
===============================================================================

HEALTH CARE SUPPLIES-0.57%

ICU Medical, Inc.(a)                                150,000           5,595,000
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

HOMEBUILDING-0.46%

D.R. Horton, Inc.                                   147,375      $    2,556,956
-------------------------------------------------------------------------------
Toll Brothers, Inc.(a)                              100,000           2,020,000
===============================================================================
                                                                      4,576,956
===============================================================================

HOTELS, RESORTS & CRUISE LINES-0.30%

Kerzner International Ltd. (Bahamas)(a)             150,000           3,012,000
===============================================================================

INDUSTRIAL MACHINERY-0.19%

Manitiwoc Co., Inc. (The)                            75,000           1,912,500
===============================================================================

INSURANCE BROKERS-0.41%

Hilb, Rogal and Hamilton Co.                        100,000           4,090,000
===============================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.13%

Intrado Inc.(a)                                     130,000           1,274,000
===============================================================================

INTERNET SOFTWARE & SERVICES-1.41%

Digital Insight Corp.(a)                            175,000           1,520,750
-------------------------------------------------------------------------------
DoubleClick Inc.(a)                                 350,000           1,981,000
-------------------------------------------------------------------------------
Internet Security Systems, Inc.(a)                  175,000           3,207,750
-------------------------------------------------------------------------------
OneSource Information Services, Inc.(a)             250,000           1,925,000
-------------------------------------------------------------------------------
Websense, Inc.(a)                                   250,000           5,340,250
===============================================================================
                                                                     13,974,750
===============================================================================

IT CONSULTING & SERVICES-1.17%

CACI International Inc.-Class A(a)                  150,000           5,346,000
-------------------------------------------------------------------------------
Forrester Research, Inc.(a)                         200,000           3,114,000
-------------------------------------------------------------------------------
Titan Corp. (The)(a)                                300,000           3,120,000
===============================================================================
                                                                     11,580,000
===============================================================================

MANAGED HEALTH CARE-0.75%

Centene Corp.(a)                                     75,000           2,519,250
-------------------------------------------------------------------------------
First Health Group Corp.(a)                         200,000           4,870,000
===============================================================================
                                                                      7,389,250
===============================================================================

MOVIES & ENTERTAINMENT-1.33%

Macrovision Corp.(a)                                275,000           4,411,000
-------------------------------------------------------------------------------
Pixar, Inc.(a)                                      125,000           6,623,750
-------------------------------------------------------------------------------
Regal Entertainment Group-Class A                   100,000           2,142,000
===============================================================================
                                                                     13,176,750
===============================================================================

MULTI-LINE INSURANCE-0.50%

HCC Insurance Holdings, Inc.                        200,000           4,920,000
===============================================================================

NETWORKING EQUIPMENT-0.95%

Avocent Corp.(a)                                    235,000           5,221,700
-------------------------------------------------------------------------------

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------
NETWORKING EQUIPMENT-(CONTINUED)

NetScreen Technologies, Inc.(a)                     250,000      $    4,210,000
===============================================================================
                                                                      9,431,700
===============================================================================

OFFICE SERVICES & SUPPLIES-0.30%

Daisytek International Corp.(a)                     250,000           1,982,500
-------------------------------------------------------------------------------
MCSi, Inc.(a)                                       200,000             950,000
===============================================================================
                                                                      2,932,500
===============================================================================

OIL & GAS DRILLING-1.83%

National-Oilwell, Inc.(a)                           125,000           2,730,000
-------------------------------------------------------------------------------
Patterson-UTI Energy, Inc.(a)                       260,000           7,844,200
-------------------------------------------------------------------------------
Pride International, Inc.(a)                        300,000           4,470,000
-------------------------------------------------------------------------------
Varco International, Inc.(a)                        175,000           3,045,000
===============================================================================
                                                                     18,089,200
===============================================================================

OIL & GAS EQUIPMENT & SERVICES-3.32%

Cal Dive International, Inc.(a)                     350,000           8,225,000
-------------------------------------------------------------------------------
FMC Technologies, Inc.(a)                           200,000           4,086,000
-------------------------------------------------------------------------------
GulfMark Offshore, Inc.(a)                          300,000           4,425,000
-------------------------------------------------------------------------------
Key Energy Services, Inc.(a)                        550,000           4,933,500
-------------------------------------------------------------------------------
Newpark Resources, Inc.(a)                          500,000           2,175,000
-------------------------------------------------------------------------------
TETRA Technologies, Inc.(a)                         150,000           3,205,500
-------------------------------------------------------------------------------
Universal Compression Holdings, Inc.(a)             200,000           3,826,000
-------------------------------------------------------------------------------
Willbros Group, Inc. (Panama)(a)                    240,000           1,972,800
===============================================================================
                                                                     32,848,800
===============================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.81%

Chesapeake Energy Corp.                             700,000           5,418,000
-------------------------------------------------------------------------------
Forest Oil Corp.(a)                                 150,000           4,147,500
-------------------------------------------------------------------------------
Newfield Exploration Co.(a)                         125,000           4,506,250
-------------------------------------------------------------------------------
Spinnaker Exploration Co.(a)                        175,000           3,858,750
===============================================================================
                                                                     17,930,500
===============================================================================

PACKAGED FOODS & MEATS-0.33%

Horizon Organic Holding Corp.(a)                    200,000           3,238,000
===============================================================================

Personal Products-0.28%

Steiner Leisure Ltd.(a)                             200,000           2,788,000
===============================================================================

PHARMACEUTICALS-1.81%

aaiPharma Inc.(a)                                   200,000           2,804,000
-------------------------------------------------------------------------------
Barr Laboratories, Inc.(a)                           50,000           3,254,500
-------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A(a)             125,000           6,208,750
-------------------------------------------------------------------------------
Taro Pharmaceutical Industries Ltd.
  (Israel)(a)                                       150,000           5,640,000
===============================================================================
                                                                     17,907,250
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

PROPERTY & CASUALTY INSURANCE-0.40%

Fidelity National Financial, Inc.                   121,000      $    3,972,430
===============================================================================

PUBLISHING-0.77%

Getty Images, Inc.(a)                               250,000           7,637,500
===============================================================================

RESTAURANTS-3.09%

Cosi, Inc.(a)                                       254,100           1,412,796
-------------------------------------------------------------------------------
Krispy Kreme Doughnuts, Inc.(a)                     120,000           4,052,400
-------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                  200,000           7,260,000
-------------------------------------------------------------------------------
Panera Bread Co.-Class A(a)                         175,000           6,091,750
-------------------------------------------------------------------------------
RARE Hospitality International, Inc.(a)             215,000           5,938,300
-------------------------------------------------------------------------------
Sonic Corp.(a)                                      281,250           5,762,813
===============================================================================
                                                                     30,518,059
===============================================================================

SEMICONDUCTOR EQUIPMENT-2.46%

Advanced Energy Industries, Inc.(a)                 150,000           1,908,000
-------------------------------------------------------------------------------
ASE Test Ltd. (Taiwan)(a)                           325,000           1,300,000
-------------------------------------------------------------------------------
Asyst Technologies, Inc.(a)                         325,000           2,388,750
-------------------------------------------------------------------------------
Credence Systems Corp.(a)                           240,000           2,239,200
-------------------------------------------------------------------------------
Cymer, Inc.(a)                                      125,000           4,031,250
-------------------------------------------------------------------------------
FEI Co.(a)                                          220,000           3,363,800
-------------------------------------------------------------------------------
Mykrolis Corp.(a)                                   600,000           4,380,000
-------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
  Inc.(a)                                           200,000           4,752,200
===============================================================================
                                                                     24,363,200
===============================================================================

SEMICONDUCTORS-4.22%

Actel Corp.(a)                                      275,000           4,460,500
-------------------------------------------------------------------------------
ChipPAC, Inc.-Class A(a)                            786,500           2,792,075
-------------------------------------------------------------------------------
Cree, Inc.(a)                                       325,000           5,313,750
-------------------------------------------------------------------------------
Exar Corp.(a)                                       225,000           2,790,000
-------------------------------------------------------------------------------
Integrated Circuit Systems, Inc.(a)                 300,000           5,475,000
-------------------------------------------------------------------------------
Intersil Corp.-Class A(a)                           186,000           2,592,840
-------------------------------------------------------------------------------
NVIDIA Corp.(a)                                     175,000           2,014,250
-------------------------------------------------------------------------------
O2Micro International Ltd. (Cayman
  Islands)(a)                                       300,000           2,924,700
-------------------------------------------------------------------------------
OmniVision Technologies, Inc.(a)                    200,000           2,714,000
-------------------------------------------------------------------------------
Pixelworks, Inc.(a)                                 300,000           1,740,000
-------------------------------------------------------------------------------
Semtech Corp.(a)                                    300,000           3,276,000
-------------------------------------------------------------------------------
Silicon Storage Technology, Inc.(a)                 400,000           1,616,000
-------------------------------------------------------------------------------
Zoran Corp.(a)                                      285,000           4,009,950
===============================================================================
                                                                     41,719,065
===============================================================================

SPECIALTY CHEMICALS-0.53%

Cambrex Corp.                                       175,000           5,286,750
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

SPECIALTY STORES-2.38%

CarMax, Inc.(a)                                     275,000      $    4,917,000
-------------------------------------------------------------------------------
Copart, Inc.(a)                                     270,000           3,196,800
-------------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                    175,000           2,642,500
-------------------------------------------------------------------------------
Rent-A-Center, Inc.(a)                              140,000           6,993,000
-------------------------------------------------------------------------------
Restoration Hardware, Inc.(a)                       400,000           2,004,000
-------------------------------------------------------------------------------
Tractor Supply Co.(a)                               100,000           3,760,000
===============================================================================
                                                                     23,513,300
===============================================================================

STEEL-0.29%

Gibraltar Steel Corp.                               150,000           2,856,000
===============================================================================

SYSTEMS SOFTWARE-1.38%

Network Associates, Inc.(a)                         185,625           2,986,706
-------------------------------------------------------------------------------
Red Hat, Inc.(a)                                    700,000           4,137,000
-------------------------------------------------------------------------------
SafeNet, Inc.(a)                                    200,000           5,070,000
-------------------------------------------------------------------------------
SonicWALL, Inc.(a)                                  400,000           1,452,000
===============================================================================
                                                                     13,645,706
===============================================================================

TELECOMMUNICATIONS EQUIPMENT-0.55%

Anaren Microwave, Inc.(a)                           225,000           1,980,000
-------------------------------------------------------------------------------
UTStarcom, Inc.(a)                                  175,000           3,470,250
===============================================================================
                                                                      5,450,250
===============================================================================

TRADING COMPANIES & DISTRIBUTORS-0.28%

Fastenal Co.                                         75,000           2,804,250
===============================================================================
    Total Common Stocks & Other Equity
      Interests (Cost $910,121,065)                                 866,004,191
===============================================================================

                                                                     MARKET
                                                  SHARES             VALUE
-------------------------------------------------------------------------------

                                                PRINCIPAL            MARKET
                                                  AMOUNT             VALUE
-------------------------------------------------------------------------------

U.S. TREASURY SECURITIES-0.18%

U.S. Treasury Bills-0.18%

1.18%, 03/20/03 (Cost $1,745,526)(b)           $  1,750,000(c)   $    1,745,526
===============================================================================

                                                  SHARES

MONEY MARKET FUNDS-10.98%

STIC Liquid Assets Portfolio(d)                  54,326,016          54,326,016
-------------------------------------------------------------------------------
STIC Prime Portfolio(d)                          54,326,016          54,326,016
===============================================================================
    Total Money Market Funds (Cost
      $108,652,032)                                                 108,652,032
===============================================================================
TOTAL INVESTMENTS-98.71% (excluding
  investments purchased with cash collateral
  from securities loans) (Cost
  $1,020,518,623)                                                   976,401,749
===============================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANS

MONEY MARKET FUNDS-25.97%

STIC Liquid Assets Portfolio(d)(e)              128,448,619         128,448,619
-------------------------------------------------------------------------------
STIC Prime Portfolio(d)(e)                      128,448,618         128,448,618
===============================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loans)
      (Cost $256,897,237)                                           256,897,237
===============================================================================
TOTAL INVESTMENTS-124.68% (Cost
  $1,277,415,860)                                                 1,233,298,986
===============================================================================
OTHER ASSETS LESS LIABILITIES-(24.68)%                             (244,161,875)
===============================================================================
NET ASSETS-100.00%                                               $  989,137,111
_______________________________________________________________________________
===============================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c) A portion of the principal balance was pledged as collateral to cover margin requirements for open futures contracts. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:

Investments, at market value (cost
  $1,277,415,860)*                            $1,233,298,986
------------------------------------------------------------
Receivables for:
  Variation margin                                     6,500
------------------------------------------------------------
  Fund shares sold                                20,458,893
------------------------------------------------------------
  Dividends                                          233,050
------------------------------------------------------------
Investment for deferred compensation plan              5,790
------------------------------------------------------------
Other assets                                          83,456
============================================================
    Total assets                               1,254,086,675
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            2,559,418
------------------------------------------------------------
  Fund shares reacquired                           3,964,114
------------------------------------------------------------
  Deferred compensation plan                           5,790
------------------------------------------------------------
  Collateral upon return of securities
    loaned                                       256,897,237
------------------------------------------------------------
Accrued distribution fees                            756,251
------------------------------------------------------------
Accrued transfer agent fees                          534,157
------------------------------------------------------------
Accrued operating expenses                           232,597
============================================================
    Total liabilities                            264,949,564
============================================================
Net assets applicable to shares outstanding   $  989,137,111
____________________________________________________________
============================================================

NET ASSETS:

Class A                                       $  790,699,664
____________________________________________________________
============================================================
Class B                                       $  152,577,138
____________________________________________________________
============================================================
Class C                                       $   41,692,522
____________________________________________________________
============================================================
Class R                                       $    1,301,356
____________________________________________________________
============================================================
Institutional Class                           $    2,866,431
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER
  SHARE:

Class A                                           42,804,444
____________________________________________________________
============================================================
Class B                                            8,725,547
____________________________________________________________
============================================================
Class C                                            2,385,814
____________________________________________________________
============================================================
Class R                                               70,578
____________________________________________________________
============================================================
Institutional Class                                  154,717
____________________________________________________________
============================================================
Class A:
  Net asset value per share                   $        18.47
------------------------------------------------------------
  Offering price per share:
    (Net asset value of $18.47 divided by
      94.50%)                                 $        19.54
____________________________________________________________
============================================================
Class B:
  Net asset value and offering price per
    share                                     $        17.49
____________________________________________________________
============================================================
Class C:
  Net asset value and offering price per
    share                                     $        17.48
____________________________________________________________
============================================================
Class R:
  Net asset value and offering price per
    share                                     $        18.44
____________________________________________________________
============================================================
Institutional Class:
  Net asset value and offering price per
    share                                     $        18.53
____________________________________________________________
============================================================

* At December 31, 2002, securities with an aggregate market value of $252,803,712 were on loan to brokers.

STATEMENT OF OPERATIONS

For the year ended December 31, 2002

INVESTMENT INCOME:

Dividends (net of foreign withholding tax
  of $5,040)                                   $     762,972
------------------------------------------------------------
Dividends from affiliated money market
  funds                                            2,324,973
------------------------------------------------------------
Interest                                              29,622
------------------------------------------------------------
Security lending income                            1,294,148
============================================================
    Total investment income                        4,411,715
============================================================

EXPENSES:

Advisory fees                                      7,192,423
------------------------------------------------------------
Administrative services fees                         206,896
------------------------------------------------------------
Custodian fees                                        85,558
------------------------------------------------------------
Distribution fees -- Class A                       2,671,094
------------------------------------------------------------
Distribution fees -- Class B                       1,944,775
------------------------------------------------------------
Distribution fees -- Class C                         516,983
------------------------------------------------------------
Distribution fees -- Class R                           1,176
------------------------------------------------------------
Transfer agent fees                                2,941,835
------------------------------------------------------------
Trustees' fees                                        13,987
------------------------------------------------------------
Other                                                496,970
============================================================
    Total expenses                                16,071,697
============================================================
Less: Fees waived and expenses reimbursed           (635,458)
------------------------------------------------------------
    Expenses paid indirectly                         (17,370)
============================================================
    Net expenses                                  15,418,869
============================================================
Net investment income (loss)                     (11,007,154)
============================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENT SECURITIES, FUTURES CONTRACTS
  AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                         (144,269,499)
------------------------------------------------------------
  Futures contracts                               (2,552,554)
------------------------------------------------------------
  Option contracts written                           126,893
============================================================
                                                (146,695,160)
============================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                         (183,451,348)
------------------------------------------------------------
  Futures contracts                                 (935,035)
============================================================
                                                (184,386,383)
============================================================
Net gain (loss) from investment securities,
  futures contracts and option contracts        (331,081,543)
============================================================
Net increase (decrease) in net assets
  resulting from operations                    $(342,088,697)
____________________________________________________________
============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended December 31, 2002 and 2001

                                                                   2002             2001
--------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $  (11,007,154)   $ (6,785,278)
--------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    futures contracts and option contracts                      (146,695,160)    (66,665,383)
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, and futures contracts                (184,386,383)    (23,595,827)
============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                 (342,088,697)    (97,046,488)
============================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                                 --        (737,984)
--------------------------------------------------------------------------------------------
  Class B                                                                 --        (243,755)
--------------------------------------------------------------------------------------------
  Class C                                                                 --         (51,933)
--------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                        365,751,498     174,077,937
--------------------------------------------------------------------------------------------
  Class B                                                          9,058,506      13,080,520
--------------------------------------------------------------------------------------------
  Class C                                                         13,385,434      10,328,231
--------------------------------------------------------------------------------------------
  Class R                                                          1,257,422              --
--------------------------------------------------------------------------------------------
  Institutional Class                                              2,877,566              --
============================================================================================
    Net increase in net assets                                    50,241,729      99,406,528
============================================================================================

NET ASSETS:

  Beginning of year                                              938,895,382     839,488,854
============================================================================================
  End of year                                                 $  989,137,111    $938,895,382
____________________________________________________________________________________________
============================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                               $1,261,666,001    $880,330,701
--------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                         (14,211)         (2,183)
--------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, futures contracts and option contracts          (228,078,850)    (81,383,690)
--------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities and futures contracts                             (44,435,829)    139,950,554
============================================================================================
                                                              $  989,137,111    $938,895,382
____________________________________________________________________________________________
============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2002

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Growth Fund, (the "Fund") is a separate series of AIM Growth Series (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate series portfolios, each having an unlimited number of shares of beneficial interest. The Fund currently offers five different classes of shares:
Class A shares, Class B shares, Class C shares, Class R shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge ("CDSC"). Under some circumstances, Class A and Class R shares are subject to CDSC charges. Class R shares and Institutional Class shares are sold at net asset value. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective as of the close of business on March 18, 2002, the Fund has been closed to new investors.

  The Fund's investment objective is long-term growth of capital. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued at the closing bid price furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. FUTURES CONTRACTS -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged. Risks also include to varying degrees, the risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. EXPENSES -- Distribution expenses directly attributable to a class of shares are charged to the respective classes' operations. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.725% on the first $500 million of the Fund's average daily net assets, plus 0.70% on the next $500 million of the Fund's average daily net assets, plus 0.675% on the next $500 million of the Fund's average daily net assets, plus 0.65% on the Fund's average daily net assets exceeding $1.5 billion. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested. For the year ended December 31, 2002, AIM waived fees of $23,725.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended December 31, 2002, AIM was paid $206,896 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the year ended December 31, 2002, AFS retained $1,012,887 for such services.

  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B, Class C, Class R and the Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares, Class C shares and Class R shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C or Class R shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. During the Fund's closing to new investors, AIM Distributors has agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution plan fees. Pursuant to the Plans, for the year ended December 31, 2002, the Class A, Class B, Class C and Class R shares paid $2,059,361, $1,944,775, $516,983 and $1,176, respectively after plan fees waived by AIM Distributors of $611,733 for Class A shares.

  Front-end sales commissions and CDSCs are not expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSCs are deducted from redemption proceeds prior to remittance to the shareholder. During the year ended December 31, 2002, AIM Distributors retained $198,431 in front-end sales commissions from the sale of Class A shares and $20,785, $35, $33,061 and $0 for Class A, Class B, Class C shares and Class R shares, respectively, for CDSCs imposed upon redemptions by shareholders.

  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and/or AIM Distributors.

  During the year ended December 31, 2002, the Fund paid legal fees of $4,406 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Trustees. A member of that firm is a trustee of the Trust.

NOTE 3--INDIRECT EXPENSES

For the year ended December 31, 2002, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $15,049 and reductions in custodian fees of $2,321 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $17,370.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each trustee who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 5--BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund may borrow up to the lesser of
(i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. During the year ended December 31, 2002, the Fund did not borrow under the line of credit agreement. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee is allocated among the funds based on their respective average net assets for the period.
NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily less than the value of the securities on loan.

  At December 31, 2002, securities with an aggregate value of $252,803,712 were on loan to brokers. The loans were secured by cash collateral of $256,897,237 received by the Fund and subsequently invested in affiliated money market funds as follows: $128,448,619 in STIC Liquid Assets Portfolio and $128,448,618 in STIC Prime Portfolio. For the year ended December 31, 2002, the Fund received fees of $1,294,148 for securities lending.

NOTE 7--FUTURES CONTRACTS

On December 31, 2002, $872,000 principal amount of U.S. Treasury obligations were pledged as collateral to cover margin requirements for open futures contracts. Open futures contracts as of December 31, 2002 were as follows:

                                                        UNREALIZED
               NO. OF       MONTH/        MARKET       APPRECIATION
CONTRACT      CONTRACTS   COMMITMENT       VALUE      (DEPRECIATION)
--------------------------------------------------------------------
Russell 2000
  Index          65       Mar-03/Long   $12,454,000     $(318,955)
____________________________________________________________________
====================================================================

NOTE 8--CALL OPTION CONTRACTS

Transactions in call options written during the year ended December 31, 2002 are summarized as follows:

                                    CALL OPTION CONTRACTS
                                    ----------------------
                                    NUMBER OF    PREMIUMS
                                    CONTRACTS    RECEIVED
----------------------------------------------------------
Beginning of year                        --      $      --
----------------------------------------------------------
Written                               2,500        301,389
----------------------------------------------------------
Closed                                 (625)       (68,358)
----------------------------------------------------------
Exercised                            (1,174)      (161,996)
----------------------------------------------------------
Expired                                (701)       (71,035)
==========================================================
End of year                              --      $      --
__________________________________________________________
==========================================================

NOTE 9--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF BENEFICIAL INTEREST

Distributions to Shareholders:

The tax character of distributions paid during the years ended December 31, 2002 and 2001 was as follows:

                                          2002         2001
--------------------------------------------------------------
Distributions paid from ordinary income  $   --     $1,033,672
______________________________________________________________
==============================================================


Tax Components of Beneficial Interest:

  As of December 31, 2002, the components of beneficial interest on a tax basis were as follows:

Unrealized appreciation
  (depreciation) -- investments               $  (47,505,723)
------------------------------------------------------------
Temporary book/tax differences                       (14,211)
------------------------------------------------------------
Capital loss carryforward                       (210,613,708)
------------------------------------------------------------
Post-October capital loss deferral               (14,395,248)
------------------------------------------------------------
Shares of beneficial interest                  1,261,666,001
============================================================
                                              $  989,137,111
____________________________________________________________
============================================================


  The difference between book-basis and tax-basis unrealized appreciation (depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation (depreciation) difference is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain futures contracts.

  The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of trustee deferral of compensation and retirement plan expenses.

  The Fund's capital loss carryforward expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
December 31, 2009                             $ 68,295,841
----------------------------------------------------------
December 31, 2010                              142,317,867
==========================================================
                                              $210,613,708
__________________________________________________________
==========================================================

NOTE 10--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the year ended December 31, 2002 was $579,359,352 and $195,523,350, respectively.

  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes, as of December 31, 2002 is as follows:

Aggregate unrealized appreciation of
  investment securities                       $  133,601,115
------------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (181,106,838)
============================================================
Net unrealized appreciation (depreciation)
  of investment securities                    $  (47,505,723)
____________________________________________________________
============================================================
Cost of investments for tax purposes is $1,280,804,709.

NOTE 11--RECLASSIFICATION OF PERMANENT DIFFERENCES

As a result of differing book/tax treatment of net operating losses on December 31, 2002, undistributed net investment income was increased by $10,995,126 and shares of beneficial interest decreased by $10,995,126. This reclassification had no effect on the net assets of the Fund.

NOTE 12--SHARE INFORMATION

Changes in shares outstanding during the years ended December 31, 2002 and 2001 were as follows:

                                                                          2002                           2001
                                                              ----------------------------    ---------------------------
                                                                SHARES          AMOUNT          SHARES         AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      31,251,216    $ 673,450,471    14,079,041    $ 339,333,818
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                       2,742,366       62,377,993     2,180,576       50,242,136
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                       1,431,329       32,124,408       851,777       19,751,706
-------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         77,652        1,386,762            --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           168,960        3,138,624            --               --
=========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                              --               --        30,868          776,744
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                              --               --         9,645          226,413
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                              --               --         2,003           47,155
=========================================================================================================================
Conversion of Class B shares to Class A shares:***
  Class A                                                         238,309        5,287,422            --               --
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                        (250,272)      (5,287,422)           --               --
=========================================================================================================================
Reacquired:
  Class A                                                     (15,143,035)    (312,986,395)   (6,654,156)    (166,032,625)
-------------------------------------------------------------------------------------------------------------------------
  Class B                                                      (2,464,023)     (48,032,065)   (1,567,212)     (37,388,029)
-------------------------------------------------------------------------------------------------------------------------
  Class C                                                        (959,396)     (18,738,974)     (397,721)      (9,470,630)
-------------------------------------------------------------------------------------------------------------------------
  Class R*                                                         (7,074)        (129,340)           --               --
-------------------------------------------------------------------------------------------------------------------------
  Institutional Class**                                           (14,243)        (261,058)           --               --
=========================================================================================================================
                                                               17,071,789    $ 392,330,426     8,534,821    $ 197,486,688
_________________________________________________________________________________________________________________________
=========================================================================================================================

  * Class R shares commenced sales on June 3, 2002.
 ** Institutional Class shares commenced sales on March 15, 2002.
*** Prior to the year ended December 31, 2002, conversion of Class B shares to Class A shares were included in Class A shares sold and Class B shares reacquired.

NOTE 13--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                            CLASS A
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                  2002           2001           2000        1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  25.67       $  29.81       $  31.87    $  17.03       $ 14.27
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.19)(a)      (0.18)(a)      (0.13)      (0.09)(a)     (0.19)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (7.01)         (3.93)         (0.12)      15.47          3.45
================================================================================================================================
    Total from investment operations                               (7.20)         (4.11)         (0.25)      15.38          3.26
================================================================================================================================
Less distributions from net realized gains (losses)                   --          (0.03)         (1.81)      (0.54)        (0.50)
================================================================================================================================
Net asset value, end of period                                  $  18.47       $  25.67       $  29.81    $  31.87       $ 17.03
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (28.05)%       (13.79)%        (0.74)%     90.64%        23.15%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $790,700       $679,104       $566,458    $428,378       $24,737
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  1.35%(c)       1.31%          1.13%       1.54%         1.76%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               1.43%(c)       1.39%          1.23%       1.54%         2.20%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.91)%(c)     (0.70)%        (0.40)%     (0.38)%       (1.29)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               22%            37%            62%         56%          190%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average net assets of $763,169,831.

                                                                                            CLASS B
                                                                ----------------------------------------------------------------
                                                                                    YEAR ENDED DECEMBER 31,
                                                                ----------------------------------------------------------------
                                                                  2002           2001           2000        1999          1998
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $  24.48       $  28.64       $  30.92    $  16.64       $ 14.06
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.33)(a)      (0.35)(a)      (0.40)      (0.24)(a)     (0.29)(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (6.66)         (3.78)         (0.07)      15.06          3.37
================================================================================================================================
    Total from investment operations                               (6.99)         (4.13)         (0.47)      14.82          3.08
================================================================================================================================
Less distributions from net realized gains (losses)                   --          (0.03)         (1.81)      (0.54)        (0.50)
================================================================================================================================
Net asset value, end of period                                  $  17.49       $  24.48       $  28.64    $  30.92       $ 16.64
________________________________________________________________________________________________________________________________
================================================================================================================================
Total return(b)                                                   (28.55)%       (14.42)%        (1.48)%     89.40%        22.22%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $152,577       $212,958       $231,293    $240,150       $26,448
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                  2.08%(c)       2.03%          1.88%       2.19%         2.40%
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.08%(c)       2.04%          1.88%       2.19%         2.85%
================================================================================================================================
Ratio of net investment income (loss) to average net assets        (1.64)%(c)     (1.43)%        (1.15)%     (1.03)%       (1.96)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate                                               22%            37%            62%         56%          190%
________________________________________________________________________________________________________________________________
================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include contingent deferred sales charges.
(c)  Ratios are based on average daily net assets of $194,477,505.


                                                                                           CLASS C
                                                                -------------------------------------------------------------
                                                                                                        MAY 3, 1999
                                                                      YEAR ENDED DECEMBER 31,          (DATE SALES COMMENCED)
                                                                -----------------------------------    TO DECEMBER 31,
                                                                 2002          2001          2000           1999
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 24.47       $ 28.63       $ 30.91           $ 19.03
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.33)(a)     (0.35)(a)     (0.39)            (0.17)(a)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (6.66)        (3.78)        (0.08)            12.59
=============================================================================================================================
    Total from investment operations                              (6.99)        (4.13)        (0.47)            12.42
=============================================================================================================================
Less distributions from net realized gains (losses)                  --         (0.03)        (1.81)            (0.54)
=============================================================================================================================
Net asset value, end of period                                  $ 17.48       $ 24.47       $ 28.63           $ 30.91
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return                                                     (28.57)%      (14.43)%       (1.48)%           65.56%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)(b)                     $41,693       $46,833       $41,738           $40,530
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                 2.08%(c)      2.03%         1.88%             2.19%(d)
-----------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.08%(c)      2.04%         1.88%             2.19%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average net assets       (1.64)%(c)    (1.43)%       (1.15)%           (1.03)%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                              22%           37%           62%               56%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America. Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c)  Ratios are based on average daily net assets of $51,698,285.
(d)  Annualized.

                                                                       CLASS R
                                                                ----------------------
                                                                     JUNE 3, 2002
                                                                (DATE SALES COMMENCED)
                                                                   TO DECEMBER 31,
                                                                         2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 22.64
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.13)(a)
======================================================================================
  Net losses on securities (both realized and unrealized)                (4.07)
======================================================================================
    Total from investment operations                                     (4.20)
======================================================================================
Net asset value, end of period                                         $ 18.44
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (18.55)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $ 1,301
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        1.61%(c)
--------------------------------------------------------------------------------------
  Without fee waivers                                                     1.61%(c)
======================================================================================
Ratio of net investment income (loss) to average net assets              (1.17)%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     22%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $407,028.

                                                                 INSTITUTIONAL CLASS
                                                                ----------------------
                                                                    MARCH 17, 2002
                                                                (DATE SALES COMMENCED)
                                                                   TO DECEMBER 31,
                                                                         2002
--------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $ 24.61
--------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           (0.07)(a)
--------------------------------------------------------------------------------------
  Net losses on securities (both realized and unrealized)                (6.01)
======================================================================================
    Total from investment operations                                     (6.08)
======================================================================================
Net asset value, end of period                                         $ 18.53
______________________________________________________________________________________
======================================================================================
Total return(b)                                                         (24.71)%
______________________________________________________________________________________
======================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                               $ 2,866
______________________________________________________________________________________
======================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                                        0.89%(c)
--------------------------------------------------------------------------------------
  Without fee waivers                                                     0.89%(c)
======================================================================================
Ratio of net investment income (loss) to average net assets              (0.45)%(c)
______________________________________________________________________________________
======================================================================================
Portfolio turnover rate                                                     22%
______________________________________________________________________________________
======================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(c)  Ratios are annualized and based on average daily net assets of $514,814.

                                     PART C
                                OTHER INFORMATION

Item 23.          Exhibits

a (1)    -        (a) Amended and Restated Agreement and Declaration of Trust of
                  Registrant, dated May 15, 2002.(9)

         - (b) Amendment No. 1, dated May 15, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(9)


         - (c) Amendment No. 2, dated September 23, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.(10)


b        -        Amended and Restated By-Laws of Registrant, adopted
                  effective May 15, 2002.(9)

c        -        Articles II, VI, VII, VIII and IX of Registrant's Amended and
                  Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.(9)

d (1)    -        (a) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

         - (b) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

         - (c) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(8)


         - (d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)



         - (e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)


e (1)    -        (a) First Amended and Restated Master Distribution Agreement,
                  dated July 1, 2000, between Registrant and A I M Distributors,
                  Inc., with respect to Class A and Class C shares.(6)

         - (b) Amendment No. 1, dated March 15, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A and Class C Shares.(8)


         - (c) Amendment No. 2, dated June 3, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A, Class C, and Institutional Class shares.(10)



         - (d) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A, Class C, Class R and Institutional Class shares.(10)

         - (e) Amendment No. 4, dated September 23, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A, Class C, Class R and Institutional shares.(10)


  (2)    -        (a) First Amended and Restated Master Distribution Agreement,
                  dated December 31, 2000, between Registrant and A I M
                  Distributors, Inc., with respect to Class B shares.(6)

         - (b) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc. with respect to Class B shares.(8)


         - (c) Amendment No. 2, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc. with respect to Class B shares.(10)



         - (d) Amendment No. 3, dated September 23, 2002, to the First Amended and restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc. with respect to Class B shares.(10)


  (3)    -        Form of Selected Dealer Agreement for Investment Companies
                  Managed by A I M Advisors, Inc.(6)

  (4)    -        Form of Bank Selling Group Agreement between A I M
                  Distributors, Inc. and banks.(3)

f (1)    -        AIM Funds Retirement Plan for Eligible Directors/Trustees, as
                  restated October 1, 2001.(7)


  (2)    -        Form of AIM Funds Director Deferred Compensation Agreement for
                  Registrant's Non-Affiliated Directors, as amended September
                  26, 2002.(10)


g (1)    -        (a) Master Custodian Contract, dated May 1, 2000, between
                  State Street Bank and Trust Company and Registrant.(6)

         - (b) Amendment No. 1 dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(6)

         - (c) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(7)

         - (d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(8)

  (2)    -        (a) Subcustodian Agreement, dated September 9, 1994, among the
                  Registrant, Texas Commerce Bank National Association, State
                  Street Bank and Trust Company and A I M Fund Services, Inc.(7)


         - (b) Amendment No 1, dated October 2, 1998, to Subcustodian Agreement among the Registrant, Texas Commerce Bank National Association now known as Chase Bank of Texas, N.A., State Street Bank and Trust Company and A I M Fund Services, Inc.(7)



         - (c) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement among the Registrant, JP Morgan Chase Bank (formerly Chase Bank of Texas, N.A., and formerly Texas Commerce Bank National Association), State Street Bank and Trust Company and A I M Fund Services, Inc.(10)


  (3)    -        Subcustodian Agreement, dated January 20, 1993, between State
                  Street Bank and Trust Company and The Bank of New York.(7)

  (4)    -        Foreign Assets Delegation Agreement, dated June 29, 2001,
                  between Registrant and A I M Advisors, Inc.(7)

h (1)    -        (a) Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc., dated September 8, 1998.(3)

         - (b) Amendment No. 1, dated May 3, 1999, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(4)

         - (c) Amendment No. 2, dated July 1, 1999, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(5)

         - (d) Amendment No. 3, dated July 1, 1999, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(5)

         - (e) Amendment No. 4, dated February 11, 2000, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(5)

         - (f) Amendment No. 5, dated July 1, 2000, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(6)

         - (g) Amendment No. 6, dated March 4, 2002, to the Transfer Agency and Service Agreement between Registrant and A I M Fund Services, Inc.(8)

  (2)    -        (a) Master Administrative Services Agreement, dated June 5,
                  2000, between Registrant and A I M Advisors, Inc.(6)

         - (b) Amendment No. 1, dated September 11, 2000, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(6)

         - (c) Amendment No. 2, dated September 1, 2001, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(7)


         - (d) Amendment No. 3, dated July 1, 2002, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(10)



         - (e) Amendment No. 4, dated September 23, 2002, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(10)



  (3)    -        Memorandum of Agreement, dated June 5, 2000, between
                  Registrant and A I M Advisors, Inc. regarding securities lending with respect to all Funds.(6)


  (4)    -        Interfund Loan Agreement, dated September 18, 2001, between
                  Registrant and A I M Advisors, Inc.(7)
i        -        Legal Opinion - None.



j (1)    -        Consent of Ballard Spahr Andrews & Ingersoll, LLP.(10)



  (2)    -        Consent of PricewaterhouseCoopers LLP.(10)


k        -        Omitted Financial Statements - None.

l        -        Initial Capital Agreements - None.


m (1)    -        (a) Third Amended and Restated Master Distribution Plan, dated
                  June 3, 2002, adopted pursuant to Rule 12b-1, with respect to Class A, Class C and Class R shares.(10)



         - (b) Amendment No. 1, dated July 1, 2002, to Third Amended and Restated Master Distribution Plan, dated June 3, 2002, adopted pursuant to Rule 12b-1, with respect to Class A, Class C and Class R shares.(10)



                  (c) Amendment No. 2, dated September 23, 2002, to Third Amended and Restated Master Distribution Plan, dated June 3, 2002, adopted pursuant to Rule 12b-1, with respect to Class A, Class C and Class R shares.(10)


  (2)    -        (a) First Amended and Restated Master Distribution Plan, dated
                  December 31, 2000, adopted pursuant to Rule 12b-1, with respect to Class B shares.(6)


         - (b) Amendment No. 1, dated September 10, 2001, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, adopted pursuant to Rule 12b-1, with respect to Class B shares.(8)



         - (c) Amendment No. 2, dated July 1, 2002, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, adopted pursuant to Rule 12b-1, with respect to Class B shares.(10)



         - (d) Amendment No. 3, dated September 23, 2002, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, adopted pursuant to Rule 12b-1 with respect to Class B shares.(10)


  (3)    -        Form of Shareholder Service Agreement to be used in connection with Registrant's Distribution Plans.(6)

  (4)    -        Form of Bank Shareholder Service Agreement to be used in
                  connection with Registrant's Distribution Plans.(6)

  (5)    -        Form of Variable Group Annuity Contractholder Service
                  Agreement.(6)


  (6)    -        Form of Agency Pricing Agreement (for Class A Shares) to be
                  used in connection with Registrant's Master Distribution
                  Plans.(10)


  (7)    -        Form of Service Agreement for Bank Trust Department and for
                  Brokers for Bank Trust Departments to be used in connection with Registrant's Distribution Plans.(6)

  (8)    -        Form of Shareholder Service Agreement for Shares of the Mutual
                  Funds.(6)
n        -        Second Amended and Restated Multiple Class Plan of The AIM
                  Family of Funds(R), effective December 12, 2001, as amended and restated March 4, 2002, and further amended and restated
                  October 31, 2002.(10)


o        -        Reserved.


p (1)    -        A I M Management Group Inc. Code of Ethics, adopted May 1,
                  1981, as last amended September 27, 2002, relating to A I M
                  Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.(10)


  (2)    -        Code of Ethics of AIM Growth Series, effective as of September
                  28, 2000.(6)

----------------
  (1)    Incorporated by reference to PEA No. 43, filed on June 1, 1998.

  (2)    Incorporated by reference to PEA No. 45, filed on August 26, 1998.

  (3)    Incorporated by reference to PEA No. 46, filed on February 12, 1999.

  (4)    Incorporated by reference to PEA No. 47, filed on April 14, 1999.

  (5)    Incorporated by reference to PEA No. 48, filed on April 28, 2000.

  (6)    Incorporated by reference to PEA No. 49, filed on April 24, 2001.

  (7)    Incorporated by reference to PEA No. 50, filed on December 28, 2001.

  (8)    Incorporated by reference to PEA No. 51, filed on April 26, 2002.


  (9)    Incorporated by reference to PEA No. 52, filed on April 24, 2003.



  (10)   Filed herewith electronically.


Item 24.          Persons Controlled by or Under Common Control With the Fund

         None.

Item 25.          Indemnification


         The Registrant's Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002, as amended, provides, among other things (i) that trustees and officers of the Registrant, when acting as such, shall not be personally liable for any act, omission or obligation of the Registrant or any trustee or officer (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees, officers, employees and agents of the Registrant to the fullest extent permitted by the Delaware Statutory Trust Act and Bylaws and other applicable law; (iii) that shareholders of the Registrant shall not be personally liable for the debts, liabilities, obligations or expenses of the Registrant or any portfolio or class; and (iv) for the indemnification by the Registrant, out of the assets belonging to the applicable portfolio, of shareholders and former shareholders of the Registrant in case they are held personally liable for the obligations of any other series of the Registrant.


         A I M Advisors, Inc. ("AIM"), the Registrant and other investment companies managed by AIM, their respective officers, trustees, directors and employees (the "Insured Parties") are insured under a joint Mutual Fund and Investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

         Section 16 of the Master Investment Advisory Agreement between the Registrant and AIM provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of AIM or any of its officers, directors or employees, that AIM shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of AIM to any series of the Registrant shall not automatically impart liability on the part of AIM to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Advisor


         The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Fund Management - The Advisor" in the Prospectus which comprises Part A of the Registration Statement, and to the caption "Investment Advisory and Other Services" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.


Item 27.          Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:

                  AIM Advisor Funds
                  AIM Equity Funds
                  AIM Floating Rate Fund
                  AIM Funds Group
                  AIM International Funds, Inc.
                  AIM Investment Funds
                  AIM Investment Securities Funds
                  AIM Series Trust
                  AIM Special Opportunities Funds
                  AIM Summit Fund
                  AIM Tax-Exempt Funds
                  AIM Variable Insurance Funds

(b)


Name and Principal Business                  Positions and Offices with             Positions and Offices with
         Address*                                    Underwriter                                Fund
         --------                                    -----------                                ----
Michael J. Cemo                          Chairman, Director, President, &       None
                                         Chief Executive Officer

Mark H. Williamson                       Director                               Trustee & Executive Vice President

Gary T. Crum                             Director                               Senior Vice President

Gene L. Needles                          Executive Vice President               None

James L. Salners                         Executive Vice President               None

John S. Cooper                           Senior Vice President                  None

Marilyn M. Miller                        Senior Vice President                  None

Leslie A. Schmidt                        Senior Vice President                  None

James E. Stueve                          Senior Vice President                  None

Stephen H. Bitteker                      First Vice President                   None

Glenda A. Dayton                         First Vice President                   None

Gary K. Wendler                          First Vice President                   None

Kevin M. Carome                          Vice President                         None

Mary A. Corcoran                         Vice President                         None

Sidney M. Dilgren                        Vice President                         None

Tony D. Green                            Vice President                         None

Dawn M. Hawley                           Vice President & Treasurer             None

Ofelia M. Mayo                           Vice President, General Counsel &      Assistant Secretary
                                         Assistant Secretary

Kim T. McAuliffe                         Vice President                         None

Linda L. Warriner                        Vice President                         None

Rebecca Starling-Klatt                   Chief Compliance Officer & Assistant   None
                                         Vice President

Kathleen J. Pflueger                     Secretary                              Assistant Secretary


---------------------
*        11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)      Not applicable

Item 28.          Location of Accounts and Records


         Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-advisors, INVESCO Asset Management Ltd., 30 Funsbury Square, London EC2A IAG, England, and its custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.


         Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

Item 29.          Management Services

         None.

Item 30.          Undertakings

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 24th day of April, 2003.

                          REGISTRANT: AIM GROWTH SERIES


                                    By: /s/ ROBERT H. GRAHAM
                                        --------------------------------
                                        Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  SIGNATURES                                            TITLE                             DATE
                  ----------                                            -----                             ----

             /s/ ROBERT H. GRAHAM                           Chairman, Trustee & President             April 24, 2003
         ------------------------------                     (Principal Executive Officer)
              (Robert H. Graham)

              /s/ FRANK S. BAYLEY                                      Trustee                        April 24, 2003
         ------------------------------
               (Frank S. Bayley)

              /s/ BRUCE L. CROCKETT                                    Trustee                        April 24, 2003
         ------------------------------
              (Bruce L. Crockett)

              /s/ ALBERT R. DOWDEN                                     Trustee                        April 24, 2003
         ------------------------------
              (Albert R. Dowden)

             /s/ EDWARD K. DUNN, JR.                                   Trustee                        April 24, 2003
         ------------------------------
              (Edward K. Dunn, Jr.)

              /s/ JACK M. FIELDS                                       Trustee                        April 24, 2003
         ------------------------------
                (Jack M. Fields)

              /s/ CARL FRISCHLING                                      Trustee                        April 24, 2003
         ------------------------------
                (Carl Frischling)

              /s/ PREMA MATHAI-DAVIS                                   Trustee                        April 24, 2003
         ------------------------------
              (Prema Mathai-Davis)

              /s/ LEWIS F. PENNOCK                                     Trustee                        April 24, 2003
         ------------------------------
               (Lewis F. Pennock)

             /s/ RUTH H. QUIGLEY                                       Trustee                        April 24, 2003
         ------------------------------
               (Ruth H. Quigley)

             /s/ LOUIS S. SKLAR                                        Trustee                        April 24, 2003
         ------------------------------
               (Louis S. Sklar)

            /s/ MARK H. WILLIAMSON                                     Trustee &                      April 24, 2003
         ------------------------------
             (Mark H. Williamson)                             Executive Vice President

                                                             Vice President & Treasurer               April 24, 2003
             /s/ DANA R. SUTTON                               (Principal Financial and
         ------------------------------                          Accounting Officer)
               (Dana R. Sutton)

                                      INDEX

Exhibit
Number                                 Description
------                                 -----------

a(1)(c) Amendment No. 2, dated September 23, 2002, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated May 15, 2002.

d(1)(d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.

d(1)(e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.

e(1)(c) Amendment No. 2, dated June 3, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A, Class C. Class R and Institutional Class shares.

e(1)(d) Amendment No. 3, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A, Class C, Class R and Institutional Class shares.

e(1)(e) Amendment No. 4, dated September 23, 2002, to the First Amended and Restated Master Distribution Agreement, dated July 1, 2000, between Registrant and A I M Distributors, Inc. with respect to Class A, Class C, Class R and Institutional shares.

e(2)(c) Amendment No. 2, dated July 1, 2002, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc. with respect to B shares.

e(2)(d) Amendment No. 3, dated September 23, 2002, to the First Amended and Restated Master Distribution Agreement, dated December 31, 2000, between Registrant and A I M Distributors, Inc. with respect to B shares.

f(2) Form of AIM Funds Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended September 26, 2002.

g(2)(c) Amendment No. 2, dated March 15, 2002, to Subcustodian Agreement among the Registrant, JP Morgan Chase Bank (formerly Chase Bank of Texas, N.A., and formerly Texas Commerce Bank National Association), State Street Bank and Trust Company and A I M Fund Services, Inc.

h(2)(d) Amendment No. 3, dated July 1, 2002, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

h(2)(e) Amendment No. 4, dated September 23, 2002, to the Master Administrative Services Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.

j(1)              Consent of Ballard Spahr Andrews & Ingersoll, LLP.

j(2)              Consent of PricewaterhouseCoopers LLP.

m(1)(a) Third Amended and Restated Master Distribution Plan, dated June 3, 2002, adopted pursuant to Rule 12b-1, with respect to Class A, Class C and class R shares.

m(1)(b) Amendment No. 1, dated July 1, 2002, to Third Amended and Restated Master Distribution Plan, dated June 3, 2002, adopted pursuant to Rule 12b-1 with respect to Class A, Class C and Class R shares.

m(1)(c) Amendment No. 2, dated September 23, 2002, to Third Amended and Restated Master Distribution Plan, dated June 3, 2002, adopted pursuant to Rule 12b-1, with respect to Class A, Class C and Class R shares.

m(2)(c) Amendment No. 2, dated July 1, 2002, to the First Amended and restated Master Distribution Plan, dated December 31, 2000, adopted pursuant to Rule 12b-1, with respect to Class B shares.

m(2)(d) Amendment No. 3, dated September 23, 2002, to the First Amended and Restated Master Distribution Plan, dated December 31, 2000, adopted pursuant to Rule 12b-1 with respect to Class B shares.

m(6) Form of Agency Pricing Agreement (for Class A Shares) to be used in connection with Registrant's Master Distribution Plans.

n Second Amended and Restated Multiple Class Plan of The AIM Family of Funds(R), effective December 12, 2001, as amended and restated March 4, 2002, and further amended and restated October 31, 2002.

p(1) The A I M Management Group Inc. Code of Ethics, adopted May 1, 1981, as last amended September 27, 2002, relating to A I M Management Group Inc. and A I M Advisors, Inc. and its wholly owned and indirect subsidiaries.

                                      C-10